Filed electronically with the Securities and Exchange Commission on
                                February 29, 2000

                                                               File No. 33-5724
                                                               File No. 811-4670

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.
                                              ----
                  Post-Effective Amendment No. 43
                                               ----

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No. 46
                                ----


                         Global/International Fund, Inc.
                         -------------------------------
               (Exact name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY    10154
                       -----------------------------    -----
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------

                                Caroline Pearson
                        Scudder Kemper Investments, Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

                    Immediately upon filing pursuant to paragraph (b)
        -------

                    on ___________  pursuant to paragraph (b)
        -------

           X        60 days after filing pursuant to paragraph (a)(1)
        -------

                    on ___________  pursuant to paragraph (a)(1)
        -------

                    75 days after filing pursuant to paragraph (a)(2)
        -------

                    On ___________ pursuant to paragraph (a)(2) of Rule 485
        -------

If appropriate, check the following:

        ------- this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                         GLOBAL/INTERNATIONAL FUND, INC.


                      Scudder Emerging Markets Income Fund
                              Global Discovery Fund
                          Kemper Global Discovery Fund
                            Scudder Global Bond Fund
                         Scudder International Bond Fund

SCUDDER INVESTMENTS(SM)
[LOGO]


--------------------------------------------------------------------------------
BOND/GLOBAL
--------------------------------------------------------------------------------

Scudder Global/International
Income Funds

Scudder Global
Bond Fund Fund #061

Scudder Emerging Markets
Income Fund Fund #076

Prospectus
March 1, 2000

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Scudder Global/International Income Funds

                       How the funds work

                        2   Global Bond Fund

                        6   Emerging Markets Income Fund

                       11   Other Policies and Risks

                       13   Who Manages and Oversees the Funds

                       16   Financial Highlights

                       How to invest in the funds

                       19   How to Buy Shares

                       20   How to Exchange or Sell Shares

                       21   Policies You Should Know About

                       26   Understanding Distributions and Taxes

How the funds work


These funds invest mainly in foreign bonds as a way of seeking current income and, secondarily, capital growth. Each fund follows its own goal.



Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency, and you could lose money by investing in them.

You can access all Scudder fund prospectuses online at: www.scuder.com

--------------------------------------------------------------------------------
ticker symbol  |  SSTGX                      fund number  |  061

Scudder Global Bond Fund
--------------------------------------------------------------------------------


Investment Approach

The fund seeks total return, with an emphasis on current income; capital appreciation is a secondary goal. It does this by investing at least 65% of total assets in high quality bonds of issuers from around the world, including the United States. The fund can buy many types of income-producing securities, among them U.S. and foreign government bonds, corporate bonds and mortgage- and asset-backed securities.

In making their buy and sell decisions, the managers typically consider a number of factors, such as currency and economic outlooks, credit quality, possible interest rate movements, security characteristics and changes in supply and demand within the global bond markets.


In choosing individual bonds, the managers use independent analysis to look for bonds that have attractive yields and show improving credit. The managers prefer, but may not exclusively invest in, bonds that are denominated in stable or strengthening currencies.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the countries, issuers and types of securities represented.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rate movements), they generally intend to keep it between 4 and 6 years. To a more limited extent, the fund may utilize various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities).



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------
CREDIT QUALITY POLICIES


This fund normally invests at least 65% of total assets in intermediate- and long-term bonds of the top two grades of credit quality, and at least 15% of total assets in dollar-denominated securities.

The fund could put up to 15% of net assets in junk bonds as low as the fourth credit grade (i.e., grade BB/Ba). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.


                          2 | Scudder Global Bond Fund

--------------------------------------------------------------------------------
[ICON] Investors who want exposure to global bond markets with a portfolio of high quality securities may be interested in this fund.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, the most important factor is market interest rates -- in this case, global interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. (As a rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) An increase in its duration would make the fund more sensitive to this risk. Foreign bonds tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Because the fund isn't diversified and can invest a larger percentage of assets in a given issuer than a diversified fund, factors affecting that issuer could affect fund performance.


When the dollar value of a foreign currency falls, so does the value of any investments the fund owns that are denominated in that currency. This is separate from market risk, and may add to market losses or reduce market gains.


Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, geographical areas, industries, issuers or other matters

o a bond could decline in credit quality or go into default; this risk is greater with junk and foreign bonds

o some types of bonds could be paid off substantially earlier than expected, which would hurt fund performance; with mortgage- or asset-backed securities, any unexpected behavior in interest rates could hurt performance and increase the volatility

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


                          Scudder Global Bond Fund | 3

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record

The bar chart shows how fund returns have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

--------------------------------------------------------------------------------

Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------


                        '92    5.49
                        '93    6.74
                        '94   -1.13
                        '95    7.74
                        '96    3.11
                        '97    0.37
                        '98   11.45
                        '99   -4.07


Best Quarter: 5.23%, Q3 1998     Worst Quarter: -4.19%, Q1 1997



--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------


                       1 Year      5 Years    Since Inception*
--------------------------------------------------------------------------------
Fund                    -4.07        3.58           4.31
--------------------------------------------------------------------------------
Index                   -4.27        6.42           7.45
--------------------------------------------------------------------------------



Index: Salomon Brothers World Government Bond Index, an unmanaged index of worldwide fixed-rate government bonds with remaining maturities greater than one year. Prior to 12/27/1995, the Salomon Brothers Currency-Hedged World Government Bond Index (1-3 years) was used as a comparative index.


* Fund Inception: 3/1/1991. Index comparison begins 3/1/1991.

On 12/27/1995, the fund changed from a short term global income fund to its current goal and strategy. Performance before that date would have been different had the current goal and strategy been in effect.


In the chart, total returns from 1992 through 1999 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1999 would have been lower if operating expenses hadn't been reduced.



                          4 | Scudder Global Bond Fund

How Much Investors Pay

This fund has no sales charge or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------



Shareholder Fees (paid directly from your investment)    None
--------------------------------------------------------------------------------


Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                                          0.75%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                 None
--------------------------------------------------------------------------------
Other Expenses*                                         0.66%
                                                        -------
--------------------------------------------------------------------------------
                                                        -------
Total Annual Operating Expenses                         1.41%
--------------------------------------------------------------------------------
Expense Reimbursement                                   0.16%
                                                        -------
--------------------------------------------------------------------------------
Net Annual Operating Expenses**                         1.25%
--------------------------------------------------------------------------------



* Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

** By contract, total annual operating expenses are capped at 1.25% through 2/28/2001.


--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

This example is designed to help you compare this fund's expenses to those of other funds. The example assumes the expenses above remain the same, and includes one year of capped expenses in each period. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.



     1 Year         3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
      $127            $431           $756           $1,677
--------------------------------------------------------------------------------



                          Scudder Global Bond Fund | 5

--------------------------------------------------------------------------------
ticker symbol  |  SCEMX                        fund number  |  076

Scudder Emerging Markets Income Fund
--------------------------------------------------------------------------------

Investment Approach


The fund seeks to provide high current income and, secondarily, long-term capital appreciation. It does this by investing at least 65% of total assets in high yield bonds and other debt securities issued by governments and corporations in emerging market countries. Historically, the managers have tended to emphasize Latin America, but may also invest in Asia, Africa, the Middle East and Eastern Europe. To help manage risk, the fund invests at least 65% of total assets in dollar-denominated securities. The fund also does not invest more than 40% of total assets in any one country. The fund may invest up to 35% of total assets in debt securities from developed markets and up to 20% of total assets in U.S. debt securities including those that are rated below investment-grade.


In making their buy and sell decisions, the managers typically consider a number of factors, including economic and currency outlooks, interest rate movements, capital flows, debt levels, inflation trends, credit quality of issuers, security characteristics and changes in supply and demand within global bond markets.


In choosing individual bonds, the managers use independent analysis to look for bonds that have attractive yields and show improving credit. The managers prefer bonds that are denominated in stable or strengthening currencies, but may invest in bonds denominated in other currencies if deemed attractive.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the countries, issuers and types of securities represented.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------
CREDIT QUALITY POLICIES

This fund normally invests at least 65% of total assets in junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default. The fund may invest up to 5% of net assets in bonds of grade D/C, which are usually in default.


The fund may invest up to 35% of total assets in investment grade bonds, but normally invests less in them.

--------------------------------------------------------------------------------


                     6 | Scudder Emerging Markets Income Fund

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rate movements), they generally intend to keep it between 2.5 and
5.5 years. Also, while they're permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and might not use them at all.



                    Scudder Emerging Markets Income Fund | 7

--------------------------------------------------------------------------------
[ICON] This fund may be appropriate for investors who understand the risks of high yield bonds and want exposure to emerging markets.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

For this fund, the main factor is the economies in the emerging markets it invests in. Because issuers of high yield bonds may be in uncertain financial health, high yield bond prices can be vulnerable to bad economic news, or even the expectation of bad news. This may affect a company, industry, country, region or the high yield market as a whole. In some cases, bonds may decline in credit quality or go into default. Emerging markets bonds tend to be significantly more volatile then their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong.

A second major factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in its duration would make the fund more sensitive to this risk.


Because the fund isn't diversified and can invest a larger percentage of assets in a given issuer than a diversified fund, factors affecting that issuer could affect fund performance. Similarly, if the fund emphasizes a given market, such as Latin America, factors affecting that market will affect performance.


Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, geographical areas, industries, issuers or other matters

o currency fluctuations could cause non-dollar denominated investments to lose value

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o    derivatives could produce disproportionate losses


                     8 | Scudder Emerging Markets Income Fund

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record

The bar chart shows how fund returns have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------


                  '94      -8.06
                  '95      19.48
                  '96      34.55
                  '97      13.12
                  '98     -30.30
                  '99      22.71


Best Quarter: 14.64%, Q2 1995   Worst Quarter: -33.73%, Q3 1998


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

                        1 Year     5 Years   Since Inception*
--------------------------------------------------------------------------------
Fund                    22.71       9.24           6.14
--------------------------------------------------------------------------------
Index                   25.97       16.58          9.73
--------------------------------------------------------------------------------



Index: J.P. Morgan Emerging Markets Bond Index Plus (EMBI+), an unmanaged index that tracks total returns for emerging market debt instruments that trade outside the country of issue.


In the chart, total returns from 1994 through 1996 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from the date of inception through 1996 would have been lower if operating expenses hadn't been reduced.

* Fund inception: 12/31/1993. Index comparison begins 1/1/1994.



                    Scudder Emerging Markets Income Fund | 9

How Much Investors Pay

This fund has no sales charges or other shareholder fees. The fund does have annual operating expenses and as a shareholder you pay them indirectly.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)    None
--------------------------------------------------------------------------------


Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                                          1.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                 None
--------------------------------------------------------------------------------
Other Expenses*                                         0.75%
                                                        -------
--------------------------------------------------------------------------------
Total Annual Operating Expenses                         1.75%
--------------------------------------------------------------------------------




* Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.


--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------



This example is designed to help you compare this fund's expenses to those of other funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.




     1 Year         3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
      $178            $551           $949           $2,062
--------------------------------------------------------------------------------



                    10 | Scudder Emerging Markets Income Fund

Other Policies and Risks


While the fund-by-fund sections on the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, a fund's Board could change that fund's investment goal without seeking shareholder approval.


o As a temporary defensive measure, either of these funds could shift up to 100% of their assets into investments such as money market securities. This could prevent losses, but would mean that the fund was not pursuing its goal.

o These funds may trade more securities than some other bond funds. This could raise transaction costs (and lower performance) and could mean higher taxable distributions.

o The investment adviser to the funds measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality changes, the portfolio managers will decide what to do with the security, based on their assessment of what would benefit shareholders most.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------
FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on the funds' allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.


                         Other Policies and Risks | 11

Euro conversion

Funds which invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The investment adviser is working to address euro-related issues as they occur and has been notified that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a fund's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.



                          12 | Other Policies and Risks

--------------------------------------------------------------------------------
[ICON] Scudder Kemper, the company with overall responsibility for managing the funds, takes a team approach to asset management.
--------------------------------------------------------------------------------

Who Manages and Oversees the Funds

The investment adviser


The funds' investment adviser is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds, and currently has more than $290 billion in assets under management.

Each fund is managed by a team of investment professionals, who individually represent different areas of expertise and who together develop investment strategies and make buy and sell decisions. Supporting the fund managers are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.

As payment for serving as investment adviser, Scudder Kemper receives a management fee from each fund. Below are the actual rates paid by each fund for the 12 months through the most recent fiscal year end, as a percentage of average daily net assets.

Fund                                           Fee Paid
--------------------------------------------------------------------------------
Scudder Global Bond Fund                       0.50%
--------------------------------------------------------------------------------
Scudder Emerging Markets Income Fund           1.00%
--------------------------------------------------------------------------------




                    Who Manages and Oversees the Funds | 13

The portfolio managers

The following people handle the day-to-day management of each fund in this prospectus.

Scudder Global Bond Fund                   Scudder Emerging Markets
                                           Income Fund
Jan C. Faller
Lead Portfolio Manager                      Susan E. Dahl
   o  Began investment career in 1988       Lead Portfolio Manager
   o  Joined the adviser in 1999              o  Began investment career in 1987
   o  Joined the fund team in 1999            o  Joined the adviser in 1987
                                              o  Joined the fund team in 1994

Jeremy L. Ragus
   o  Began investment career in 1981       M. Isabel Saltzman
   o  Joined the adviser in 1990              o  Began investment career in 1979
   o  Joined the fund team in 1999            o  Joined the adviser in 1990
                                              o  Joined the fund team in 1993



                     14 | Who Manages and Oversees the Funds

The Board

A mutual fund's Board is responsible for the general oversight of the fund's business. The majority of the Board is not affiliated with Scudder Kemper. The independent members have primary responsibility for assuring that each fund is managed in the best interests of its shareholders. The following people comprise each fund's Board.



Directors                                   Honorary Directors


Sheryle J. Bolton                           Paul Bancroft III
   o  Chief Executive Officer,                 o  Venture Capitalist and
      Scientific Learning Corporation             Consultant


William T. Burgin                           Thomas J. Devine
   o  General Partner, Bessemer                o  Consultant
      Venture Partners
                                            William H. Gleysteen, Jr.
Keith R. Fox                                   o  Consultant
   o  Private equity investor                  o  Guest Scholar, Brookings
                                                  Institution
William H. Luers
   o  Chairman and President, U.N.           Robert G. Stone, Jr.
      Association of America                   o  Chairman Emeritus and
                                                  Director, Kirby Corporation
Kathryn L. Quirk
   o  Managing Director,
      Scudder Kemper Investments, Inc.

Joan E. Spero
   o  President, Doris Duke
      Charitable Foundation



                    Who Manages and Oversees the Funds | 15

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).


Scudder Global Bond Fund


---------------------------------------------------------------------------------------
Years Ended October 31,                     1999     1998     1997     1996     1995
---------------------------------------------------------------------------------------
Net asset value, beginning of period      $ 9.92   $ 9.71   $10.25   $10.53   $10.78
                                          -------------------------------------------
---------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------
Net investment income                        .49      .62      .59      .67      .80
---------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)     (.58)     .21     (.54)    (.28)    (.25)
on investment transactions
                                          -------------------------------------------
---------------------------------------------------------------------------------------
Total from investment operations            (.09)     .83      .05      .39      .55
---------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------
Net investment income                       (.33)    (.60)    (.14)    (.42)    (.36)
---------------------------------------------------------------------------------------
Tax return of capital                       (.16)    (.02)    (.45)    (.25)    (.44)
                                          -------------------------------------------
---------------------------------------------------------------------------------------
Total distributions                         (.49)    (.62)    (.59)    (.67)    (.80)

Net asset value, end of period            $ 9.34   $ 9.92   $ 9.71   $10.25   $10.53
                                          -------------------------------------------
---------------------------------------------------------------------------------------
Total Return (%) (a)                        (.99)    8.91     0.66     3.97     5.43
---------------------------------------------------------------------------------------

Ratios and Supplemental Data
---------------------------------------------------------------------------------------
Net assets, end of period ($ millions)        85      108      135      217      357
---------------------------------------------------------------------------------------
Ratio of operating expenses, before         1.41     1.48     1.39     1.28     1.20
expense reductions, to average daily net
assets (%)
---------------------------------------------------------------------------------------
Ratio of operating expenses, net, to        1.16     1.00     1.00     1.00     1.00
average daily net assets (%)
---------------------------------------------------------------------------------------
Ratio of net investment income to           5.04     6.43     6.00     6.67     7.73
average daily net assets (%)
---------------------------------------------------------------------------------------
Portfolio turnover rate (%)                148.5    218.3    256.5    335.7    182.8
---------------------------------------------------------------------------------------


(a)  Total returns would have been lower had certain expenses not been reduced.

     On December 27, 1995, the Fund adopted its current name and objectives. Prior to that date, the fund was known as the Scudder Short Term Global Income Fund and its investment objective was to provide high current income through short-term instruments. Financial information prior to December 27, 1995 should not be considered representative of the present fund.



                            16 | Financial Highlights


Scudder Emerging Markets Income Fund


---------------------------------------------------------------------------------------
Years Ended October 31,                     1999(a) 1998(a)  1997(a)  1996(a)  1995
---------------------------------------------------------------------------------------
Net asset value, beginning of period      $ 7.04  $12.22   $12.98   $10.26   $11.05
                                          -------------------------------------------
---------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------
Net investment income                        .63    1.04     1.06     1.20     1.14
---------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)      .49   (3.71)     .46     2.71     (.82)
on investments
                                          -------------------------------------------
---------------------------------------------------------------------------------------
Total from investment operations            1.12   (2.67)    1.52     3.91      .32
---------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------
From net investment income                  (.64)  (1.01)   (1.10)   (1.19)   (1.11)
---------------------------------------------------------------------------------------
From net realized gains on investment         --   (1.50)   (1.18)      --       --
transactions
---------------------------------------------------------------------------------------
From tax return on capital                  (.06)     --       --       --       --
                                          -------------------------------------------
---------------------------------------------------------------------------------------
Total distributions                         (.70)  (2.51)   (2.28)   (1.19)   (1.11)
---------------------------------------------------------------------------------------
Net asset value, end of period            $ 7.46  $ 7.04   $12.22   $12.98   $10.26
                                          -------------------------------------------
---------------------------------------------------------------------------------------
Total Return (%)                           16.70  (27.60)   12.34    39.78(b)  3.46(b)
---------------------------------------------------------------------------------------

Ratios and Supplemental Data
---------------------------------------------------------------------------------------
Net assets, end of period ($ millions)       192     214      324      305      169
---------------------------------------------------------------------------------------
Ratio of operating expenses to average      1.75    1.56     1.49     1.44     1.50
daily net assets (%)
---------------------------------------------------------------------------------------
Ratio of net investment income to           8.82    9.97     8.03    10.05    12.83
average daily net assets (%)
---------------------------------------------------------------------------------------
Portfolio turnover rate (%)                326.8   239.7    409.5    430.0    302.2
---------------------------------------------------------------------------------------


(a)  Based on monthly average shares outstanding during the period.

(b)  Total returns would have been lower had certain expenses not been reduced.



                           Financial Highlights | 17

How to invest in the funds

The following pages tell you how to invest in these funds and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.


If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket or financial adviser -- your provider may have its own policies or instructions, and you should follow those.

How to Buy Shares

Use these instructions to invest directly with Scudder. Make out your check to "The Scudder Funds."



-------------------------------------------------------------------------------------------
                   First investment                 Additional investments
-------------------------------------------------------------------------------------------
                   $2,500 or more for regular       $100 or more for regular
                   accounts                         accounts

                   $1,000 or more for IRAs          $50 or more for IRAs

                                                    $50 or more with an Automatic
                                                    Investment Plan
-------------------------------------------------------------------------------------------
By mail or express o  Fill out and sign an           o  Send a check and a Scudder
(see below)           application                       investment slip to us at the
                                                        appropriate address below
                   o  Send it to us at the
                      appropriate address, along    o   If you don't have an
                      with an investment check          investment slip, simply include
                                                        a letter with your name,
                                                        account number, the full
                                                        name of the fund and your
                                                        investment instructions
-------------------------------------------------------------------------------------------
By wire            o  Call 1-800-SCUDDER for         o  Call 1-800-SCUDDER for
                      instructions                      instructions
-------------------------------------------------------------------------------------------
By phone           --                                o  Call 1-800-SCUDDER for
                                                        instructions
-------------------------------------------------------------------------------------------
With an automatic  --                                o  To set up regular investments
investment                                              from a bank checking account,
plan                                                    call 1-800-SCUDDER
-------------------------------------------------------------------------------------------
Using              --                                o  Call 1-800-SCUDDER
QuickBuy
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[ICON] Regular mail:
       The Scudder Funds, PO Box 2291, Boston, MA 02107-2291

       Express, registered or certified mail:
       The Scudder Funds, 66 Brooks Drive, Braintree, MA 02184-3839

       Fax number: 1-800-821-6234 (for exchanging and selling only)
--------------------------------------------------------------------------------


                             How to Buy Shares | 19

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in an account opened directly with Scudder.



-------------------------------------------------------------------------------------------
                   Exchanging into another fund        Selling shares
-------------------------------------------------------------------------------------------
                   $2,500 or more to open a new        Some transactions, including
                   account ($1,000 for IRAs)           most for over $100,000, can
                                                       only be ordered in writing; if
                   $100 or more for exchanges          you're in doubt, see page 23
                   between existing accounts
-------------------------------------------------------------------------------------------
By phone or wire   o  Call 1-800-SCUDDER for           o  Call 1-800-SCUDDER for
                      instructions                        instructions
-------------------------------------------------------------------------------------------
Using SAIL(TM)     o  Call 1-800- 343-2890 and         o  Call 1-800-343-2890 and
                      follow the instructions             follow the instructions
-------------------------------------------------------------------------------------------
By mail,           Write a letter that includes:       Write a letter that includes:
express or fax
(see previous      o  the fund, class and account      o  the fund, class and account
page)                 number you're exchanging            number from which you want to
                      out of                              sell shares

                   o  the dollar amount or number      o  the dollar amount or number
                      of shares you want to exchange      of shares you want to sell

                   o  the name and class of the        o  your name(s), signature(s)
                      fund you want to exchange into      and address, as they appear on
                                                          your account
                   o  your name(s), signature(s)
                      and address, as they appear on   o  a daytime telephone number
                      your account

                   o  a daytime telephone number
-------------------------------------------------------------------------------------------
With an automatic  --                                  o  To set up regular cash
withdrawal                                                payments from a Scudder
plan                                                      account, call 1-800-SCUDDER
-------------------------------------------------------------------------------------------
Using              --                                  o  Call 1-800-SCUDDER
QuickSell
-------------------------------------------------------------------------------------------


                       20 | How to Exchange or Sell Shares

--------------------------------------------------------------------------------
[ICON] Questions? You can speak to a Scudder representative between 8 a.m. and 8 p.m. eastern time on any fund business day by calling 1-800-SCUDDER.
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

Policies about transactions

The funds are open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

                      Policies You Should Know About | 21

--------------------------------------------------------------------------------
[ICON] The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.
--------------------------------------------------------------------------------

SAIL(TM), the Scudder Automated Information Line, is available 24 hours a day by calling 1-800-343-2890. You can use SAIL to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-SCUDDER.

When you call us to sell shares, we may record the call, ask you for certain information, or take other steps designed to prevent fraudulent orders. It's important to understand that as long as we take reasonable steps to ensure that an order appears genuine, we are not responsible for any losses that may occur.

When you ask us to send or receive a wire, please note that while we don't charge a fee to receive wires, we will deduct a $5 fee from all wires sent from us to your bank. Your bank may charge its own fees for handling wires. The funds can only accept wires of $100 or more.

Exchanges among Scudder funds are an option for shareholders who bought their fund shares directly from Scudder and many other investors as well. Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject purchase orders, for these or other reasons.


                       22 | Policies You Should Know About

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays.

                      Policies You Should Know About | 23

--------------------------------------------------------------------------------
[ICON] If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.
--------------------------------------------------------------------------------

How the funds calculate share prices

Each fund's share price is its net asset value per share, or NAV. To calculate NAV, the funds use the following equation:



                 TOTAL ASSETS - TOTAL LIABILITIES
                ----------------------------------    = NAV
                TOTAL NUMBER OF SHARES OUTSTANDING



We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a fund's Board. In such a case, the fund's value for a security is likely to be different from quoted market prices.


Because the funds invest in securities that are traded primarily in foreign markets, the value of their holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days when the funds don't price their shares.



                       24 | Policies You Should Know About

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o charge you $10 a year if your account balance falls below $2,500, and close your account and send you the proceeds if your balance falls below $1,000; in either case, we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts, to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; generally, the fund won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)



                      Policies You Should Know About | 25

--------------------------------------------------------------------------------
[ICON] Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.
--------------------------------------------------------------------------------

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.


Scudder Global Bond Fund has a regular schedule for paying out any earnings to shareholders:

o    Income and short-term capital gains: declared daily and paid monthly

o    Long-term capital gains: December, or otherwise as needed

Scudder Emerging Markets Income Fund intends to pay dividends and distributions to its shareholders quarterly in March, June, September and December.


You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.


                   26 | Understanding Distributions and Taxes

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:



Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o    short-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o    taxable income dividends you receive from a fund
--------------------------------------------------------------------------------
o    short-term capital gains distributions you receive from a fund
--------------------------------------------------------------------------------

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o    long-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o    long-term capital gains distributions you receive from a fund
--------------------------------------------------------------------------------


You may be able to claim a tax credit or deduction for your share of any foreign taxes that each fund pays.

Each fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.




                   Understanding Distributions and Taxes | 27

Notes

Notes

To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. For each fund, they also have detailed performance figures, a list of everything the fund owns and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we may mail one copy per household. For more copies, call 1-800-SCUDDER.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).


If you'd like to ask for copies of these documents, or if you're a shareholder and have questions, please contact Scudder or the SEC (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.

Scudder Funds                SEC
PO Box 2291                  450 Fifth Street, N.W.
Boston, MA 02107-2291        Washington, DC 20549-6009
1-800-SCUDDER                1-202-942-8090

www.scudder.com              www.sec.gov


Fund Name                                  SEC File #
--------------------------------------------------------------------------------
Scudder Global Bond Fund                   811-4670
--------------------------------------------------------------------------------
Scudder Emerging Markets Income Fund       811-4670
--------------------------------------------------------------------------------

                            SCUDDER GLOBAL BOND FUND

                   A series of Global/International Fund, Inc.

                      A Non-Diversified Mutual Fund Series
           which Seeks Total Return with an Emphasis on Current Income by Investing Principally in high-grade Bonds Denominated
                    in Foreign Currencies and the U.S. Dollar
                     and, Secondarily, Capital Appreciation

                                       and


                      SCUDDER EMERGING MARKETS INCOME FUND

                   A series of Global/International Fund, Inc.

                A Non-Diversified Mutual Fund Series which Seeks
                      High Current Income and, Secondarily,
                Long-Term Capital Appreciation through Investment
                   Primarily in High-Yielding Debt Securities
                           Issued in Emerging Markets






--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION

                                  March 1, 2000
--------------------------------------------------------------------------------


         This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the combined prospectus of Scudder Global Bond Fund and Scudder Emerging Markets Income Fund dated March 1, 2000, as amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

         Each Annual Report to Shareholders for Scudder Global Bond Fund and Scudder Emerging Markets Income Fund dated October 31, 1999, is incorporated by reference and is hereby deemed to be part of this Statement of Additional Information.

                               TABLE OF CONTENTS

                                                                                                      Page

THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES............................................................1
         General Investment Objective and Policies of Global Bond Fund...................................1
         General Investment Objectives and Policies of Emerging Markets Income Fund......................2
         Master/feeder structure.........................................................................4
         Special Investment Considerations of the Funds..................................................4
         Investments and Investment Techniques...........................................................6
         Investment Restrictions........................................................................29

PURCHASES...............................................................................................30
         Additional Information About Opening An Account................................................30
         Minimum balances...............................................................................30
         Additional Information About Making Subsequent Investments by Telephone
         Order..........................................................................................31
         Additional Information About Making Subsequent Investments by QuickBuy.........................31
         Checks.........................................................................................32
         Wire Transfer of Federal Funds.................................................................32
         Share Price....................................................................................32
         Share Certificates.............................................................................32
         Other Information..............................................................................32

EXCHANGES AND REDEMPTIONS...............................................................................33
         Exchanges......................................................................................33
         Redemption by Telephone........................................................................34
         Redemption by QuickSell........................................................................34
         Redemption by Mail or Fax......................................................................35
         Redemption-in-Kind.............................................................................35
         Other Information..............................................................................36

FEATURES AND SERVICES OFFERED BY THE FUNDS..............................................................36
         The No-Load Concept(TM)........................................................................36
         Internet access................................................................................37
         Dividends and Capital Gains Distribution Options...............................................37
         Reports to Shareholders........................................................................38
         Transaction Summaries..........................................................................38

THE SCUDDER FAMILY OF FUNDS.............................................................................38

SPECIAL PLAN ACCOUNTS...................................................................................40
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension Plans for
           Corporations and Self-Employed Individuals...................................................40
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and
         Self-Employed
           Individuals..................................................................................40
         Scudder IRA:  Individual Retirement Account....................................................41
         Scudder Roth IRA:  Individual Retirement Account...............................................41
         Scudder 403(b) Plan............................................................................42
         Automatic Withdrawal Plan......................................................................42
         Group or Salary Deduction Plan.................................................................42
         Automatic Investment Plan......................................................................42
         Uniform Transfers/Gifts to Minors Act..........................................................43

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS...............................................................43

PERFORMANCE INFORMATION.................................................................................43
         Average Annual Total Return....................................................................43
         Cumulative Total Return........................................................................44
         Total Return...................................................................................45
         Yield of Emerging Markets Income Fund..........................................................45
         Comparison of Fund Performance.................................................................45


ORGANIZATION OF THE FUNDS...............................................................................47

                                       i

                          TABLE OF CONTENTS (continued)

                                                                                                      Page

INVESTMENT ADVISER......................................................................................48
         Personal Investments by Employees of the Adviser...............................................50

DIRECTORS AND OFFICERS..................................................................................51


REMUNERATION............................................................................................54
         Responsibilities of the Board-- Board and Committee Meetings ..................................54
         Compensation of Officers and Directors.........................................................54

DISTRIBUTOR.............................................................................................55

TAXES    ...............................................................................................56


PORTFOLIO TRANSACTIONS..................................................................................60
         Brokerage Commissions..........................................................................60
         Portfolio Turnover.............................................................................61


NET ASSET VALUE.........................................................................................61

ADDITIONAL INFORMATION..................................................................................62
         Experts........................................................................................62
         Other Information..............................................................................62


FINANCIAL STATEMENTS....................................................................................64
         Global Bond Fund...............................................................................64
         Emerging Markets Income Fund...................................................................63


         APPENDIX

                                       ii

                  THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

         On May 29, 1998, the name "Scudder Global Fund, Inc." was changed to "Global/International Fund, Inc." Global/International Fund, Inc., a Maryland corporation of which Scudder Global Bond Fund ("Global Bond Fund") and Scudder Emerging Markets Income Fund ("Emerging Markets Income Fund") are no-load, non-diversified series, is referred to herein as the "Corporation." These series sometimes are jointly referred to herein as the "Funds." The Corporation is an open-end, management investment company, which continuously offers and redeems its shares. The Corporation is a company of the type commonly known as a mutual fund.
         Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Fund may engage (such as short selling, hedging, etc.) or a financial instrument which a Fund may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. (the "Adviser"), in its discretion, might, but is not required to, use in managing each Fund's portfolio assets. The Adviser may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Fund but, to the extent employed, could from time to time have a material impact on the Fund's performance.

         Except as otherwise indicated, each Fund's objectives and policies are not fundamental and may be changed without a shareholder vote. There can be no assurance that a Fund will achieve its objectives.

         Changes in portfolio securities are made on the basis of investment considerations, and it is against the policy of management to make changes for trading purposes.

General Investment Objective and Policies of Global Bond Fund

         Global Bond Fund may provide investors with a convenient way to invest in a managed portfolio of debt securities denominated in foreign currencies and the U.S. dollar. The Fund's objective is to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S.
dollar.  As a secondary objective, the Fund will seek capital appreciation.

         To achieve its objectives, the Fund will invest principally in a managed portfolio of high-grade intermediate- and long-term bonds denominated in the U.S. dollar and foreign currencies, including bonds denominated in the European Currency Unit (ECU). (Intermediate-term bonds generally have maturities between three and eight years and long-term bonds generally have maturities of greater than eight years.) Portfolio investments will be selected on the basis of, among other things, yields, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk.

         At least 65% of the Fund's total assets will consist of high-grade debt securities, which are those rated in one of the three highest rating categories of one of the major U.S. rating services or, if unrated, considered to be of equivalent quality in local currency terms as determined by the Adviser. These securities are rated AAA, AA or A by Standard & Poor's Ratings Service, a division of The McGraw-Hill Companies, Inc. ("S&P") or Aaa, Aa, or A by Moody's Investor Services, Inc. ("Moody's").

         The Fund may also invest up to 15% of its net assets in debt securities rated BBB by S&P or Baa by Moody's and lower, or unrated securities considered to be of equivalent quality by the Adviser. The Fund will not invest in any securities rated B or lower. (See "Specialized Investment Techniques of the Funds.")

         The Fund's investments may include:

         o Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

         o        Debt  securities  issued or guaranteed  by a foreign  national
                  government,  its  agencies,   instrumentalities  or  political
                  subdivisions

         o        Debt   securities   issued  or  guaranteed  by   supranational
                  organizations (e.g., European Investment Bank, Inter- American Development Bank or the World Bank)

         o        Corporate debt securities

         o        Bank or bank holding company debt securities

         o Other debt securities, including those convertible into common stock

         The Fund may invest in zero coupon securities, indexed securities, mortgage and asset-backed securities and may engage in strategic transactions. The Fund may purchase securities which are not publicly offered. If such securities are purchased, they may be subject to restrictions which may make them illiquid. See "Investment Restrictions."

         The Fund intends to select its investments from a number of country and market sectors. It may invest substantially in the issuers of one or more countries and will have investments in debt securities of issuers from a minimum of three different countries.

         Under normal conditions, the Fund will invest at least 15% of its total assets in U.S. dollar-denominated securities, issued domestically or abroad. For temporary defensive or emergency purposes, however, the Fund may invest without limit in U.S. debt securities, including short-term money market securities. It is impossible to predict for how long such alternative strategies will be utilized.

General Investment Objectives and Policies of Emerging Markets Income Fund

         Emerging Markets Income Fund's primary investment objective is to provide investors with high current income. As a secondary objective, the Fund seeks long-term capital appreciation. In pursuing these goals, the Fund invests primarily in high-yielding debt securities issued by governments and corporations in emerging markets. Many nations in developing regions of the world have undertaken sweeping political and economic changes that favor increased business activity and demand for capital. In the opinion of the Adviser, these changes present attractive investment opportunities, both in terms of income and appreciation potential, for long-term investors.

         The Fund involves above-average bond fund risk and can invest entirely in high yield/high risk bonds. It is designed as a long-term investment and not for short-term trading purposes, and should not be considered a complete investment program. While designed to provide a high level of current income, the Fund may not be appropriate for all income investors. The Fund should not be viewed as a substitute for a money market or short-term bond fund. The Fund invests in lower quality securities of emerging market issuers, some of which have in the past defaulted on certain of their financial obligations. Investments in emerging markets can be volatile. The Fund's share price and yield can fluctuate daily in response to political events, changes in the perceived creditworthiness of emerging nations, fluctuations in interest rates and, to a certain extent, movements in foreign currencies. The securities in which the Fund may invest are further described below.

         In seeking high current income and, secondarily, long-term capital appreciation, the Fund invests, under normal market conditions, at least 65% of its total assets in debt securities issued by governments, government-related entities and corporations in emerging markets, or the return on which is derived primarily from emerging markets. The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the following: the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities.

         While the Fund takes a global approach to portfolio management, the Adviser currently weights its investments toward countries in Latin America, specifically Argentina, Brazil, Mexico and Venezuela. Latin America, and these four countries in particular, offers the largest and most liquid debt markets of the emerging nations around the globe in the past few years. In addition to Latin America, the Adviser may pursue investment opportunities in Asia, Africa, the Middle East and the developing countries of Europe, primarily in Eastern Europe. The Fund deems an issuer to be located in an emerging market if (i) the issuer is organized under the laws of an emerging market country; (ii) the issuer's principal securities trading market is in an emerging market; or (iii) at least 50% of the issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years is derived from (directly or indirectly from subsidiaries) assets or activities located in emerging markets.

         Although the Fund may invest in a wide variety of high-yielding debt obligations, under normal conditions it must invest at least 50% of its assets in sovereign debt securities issued or guaranteed by governments, government-related entities and central banks based in emerging markets (including participations in and assignments of portions of loans between governments and financial institutions); government owned, controlled or sponsored entities located in emerging markets; entities organized and operated for the purpose of restructuring investment characteristics of instruments issued by government or government-related entities in emerging markets; and debt obligations issued by supranational organizations such as the Asian Development Bank and the Inter-American Development Bank, among others.

         The Fund may also consider for purchase any debt securities issued by commercial banks and companies in emerging markets. The Fund may invest in both fixed- and floating-rate issues. Debt instruments held by the Fund take the form of bonds, notes, bills, debentures, convertible securities, warrants, bank obligations, short-term paper, loan participations, loan assignments and trust interests. The Fund may invest regularly in "Brady Bonds," which are debt securities issued under the framework of the Brady Plan as a mechanism for debtor countries to restructure their outstanding bank loans. Most "Brady Bonds" have their principal collateralized by zero coupon U.S. Treasury bonds.

         To reduce currency risk, the Fund invests at least 65% of its assets in U.S. dollar-denominated debt securities. Therefore, no more than 35% of the Fund's total assets may be invested in debt securities denominated in foreign currencies.

         The Fund is not restricted by limits on weighted average portfolio maturity or the maturity of an individual issue. The weighted average maturity of the Fund's portfolio is actively managed and may vary from period to period based upon the Adviser's assessment of economic and market conditions, taking into account the Fund's investment objectives.

         In addition to maturity, the Fund's investments are actively managed in terms of geographic, industry and currency allocation. In managing the Fund's portfolio, the Adviser takes into account such factors as the credit quality of issuers, changes in and levels of interest rates, projected economic growth rates, capital flows, debt levels, trends in inflation, anticipated movements in foreign currencies, and government initiatives.

         While the Fund is not "diversified" for purposes of the Investment Company Act of 1940 (the "1940 Act"), it intends to invest in a minimum of three countries at any one time and will not commit more than 40% of its total assets to issuers in a single country.

         By focusing on fixed-income instruments issued in emerging markets, the Fund invests predominantly in debt securities that are rated below investment-grade, or unrated but equivalent to those rated below investment-grade by internationally recognized rating agencies such as S&P or Moody's. Debt securities rated below BBB by S&P or below Baa by Moody's are considered to be below investment-grade. These types of high yield/high risk debt obligations (commonly referred to as "junk bonds") are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with their terms and generally involve a greater risk of default and more volatility in price than securities in higher rating categories, such as investment-grade U.S. bonds. On occasion, the Fund may invest up to 5% of its net assets in non-performing securities whose quality is comparable to securities rated as low as D by S&P or C by Moody's. A large portion of the Fund's bond holdings may trade at substantial discounts from face value.

         The Fund may invest up to 35% of its total assets in securities other than debt obligations issued in emerging markets. These holdings include debt securities and money market instruments issued by corporations and governments based in developed markets including up to 20% of total assets in U.S. fixed-income instruments. However, for temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities. It is impossible to predict for how long such alternative strategies will be utilized. In addition, the Fund may engage in strategic transactions for hedging purposes and to enhance potential gain. The Fund may also acquire shares of closed-end investment companies that invest primarily in emerging market debt securities. To the extent the Fund invests in such closed-end investment companies, shareholders will incur certain duplicative fees and expenses, including investment advisory fees.

Master/feeder structure

         The Board of Directors has the discretion to retain the current distribution arrangement for each Fund while investing in a master fund in a master/feeder fund structure as described below.

         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Interfund Borrowing and Lending Program

The Corporation's Board of Directors has approved the filing of an application for exemptive relief with the SEC which would permit the Funds to participate in an interfund lending program among certain investment companies advised by the Adviser. If the Funds receive the requested relief, the interfund lending program would allow the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program would be subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund would participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings would extend overnight, but could have a maximum duration of seven days. Loans could be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Funds are actually engaged in borrowing through the interfund lending program, the Funds, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that the Funds may engage in reverse repurchase agreements and dollar rolls for any purpose.

Special Investment Considerations of Both Funds

         The Funds are intended to provide individual and institutional investors with an opportunity to invest a portion of their assets in globally and/or internationally oriented portfolios, according to the Funds' respective objectives and policies, and are designed for long-term investors who can accept international investment risk. Management of the Funds believes that allocation of assets on a global or international basis decreases the degree to which events in any one country, including the U.S., will affect an investor's entire investment holdings. In the period since World War II, many leading foreign economies have grown more rapidly than the U.S. economy, thus providing investment opportunities; although there can be no assurance that this will be true in the future. As with any long-term investment, the value of the Funds' shares when sold may be higher or lower than when purchased.

         Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect the Funds' performances. As foreign companies are not generally subject to uniform standards, practices and requirements, with respect to accounting, auditing and financial reporting, as are domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges and bid to asked spreads in foreign bond markets are generally higher than negotiated commissions on U.S. exchanges and bid to asked spreads in the U.S. bond market, although the Funds will endeavor to achieve the most favorable net results on their portfolio transactions. Further, the Funds may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less governmental supervision and regulation of business and industry practices, securities exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Funds' agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities without delivery may be required in certain foreign markets. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect U.S. investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The management of the Funds seeks to mitigate the risks associated with the foregoing considerations through continuous professional management.

         These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. Investments in companies domiciled in developing countries may be subject to potentially greater risks than investments in developed countries.

         Investments in foreign securities usually will involve currencies of foreign countries. Because of the considerations discussed above, the value of the assets of the Funds as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into strategic transactions involving currencies (see "Strategic Transactions and Derivatives").

         Because the Funds may be invested in both U.S. and foreign securities markets, changes in a Fund's share price may have a low correlation with movements in the U.S. markets. Each Fund's share price will reflect the movements of both the different stock and bond markets in which it is invested and of the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of each Fund's investment performance. Foreign securities such as those purchased by a Fund may be subject to foreign governmental taxes which could reduce the yield on such securities, although a shareholder of the Fund may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund (see "TAXES"). U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. The Funds invest in many securities markets around the world in an attempt to take advantage of opportunities wherever they may arise.

         Because of the Funds' investment considerations discussed above and the investment policies, investment in shares of a Fund is not intended to provide a complete investment program for an investor.

         Neither Fund can guarantee a gain or eliminate the risk of loss. The net asset value of each Fund's shares will increase or decrease with changes in the market price of the Fund's investments, and there is no assurance that each Fund's objectives will be achieved.

Special Investment Considerations of Scudder Emerging  Markets  Income Fund

Brady Bonds. Emerging Markets Income Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Bulgaria, Brazil, Costa Rica, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, the Philippines, Poland, and Uruguay.

         Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets.

         Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on many Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds, with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

Sovereign Debt. Emerging Markets Income Fund may invest in sovereign debt which can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Loan Participations and Assignments. Emerging Markets Income Fund may invest in fixed- and floating-rate loans ("Loans") arranged through private negotiations between an issuer of emerging market debt instruments and one or more financial institutions ("Lenders"). The Fund's investments in Loans are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of portions of Loans ("Assignments") from third parties. Participations typically will result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by the Adviser to be creditworthy.

         When the Fund purchases Assignments from Lenders, it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and may be more limited than, those held by the assigning Lender.

         The Fund may have difficulty disposing of Assignments and Participations. Because no liquid market for these obligations typically exists, the Fund anticipates that these obligations could be sold only to a limited number of institutional investors. The lack of a liquid secondary market will have an adverse effect on the Fund's ability to dispose of particular Assignments or Participations when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations may also make it more difficult for the Fund to assign a value to those securities for purposes of valuing the Fund's portfolio and calculating its net asset value.

Investments and Investment Techniques

Foreign Securities. Each Fund is designed for investors who can accept currency and other forms of international investment risk. The Adviser believes that allocation of each Fund's assets on a global basis decreases the degree to which events in any one country, including the U.S., will affect an investor's entire investment holdings. In the period since World War II, many leading foreign economies have grown more rapidly than the U.S. economy and from time to time have had interest rate levels that had a higher real return than the U.S. bond market. Consequently, the securities of foreign issuers have provided attractive returns relative to the returns provided by the securities of U.S. issuers, although there can be no assurance that this will be true in the future.

         Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may affect a Fund's performance favorably or unfavorably. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than that of the New York Stock Exchange, Inc. (the "Exchange"), and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than that in the U.S. market and at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Adviser will endeavor to achieve the most favorable net results on each Fund's portfolio transactions. Further, a Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers and listed companies than in the U.S. It may be more difficult for a Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of confiscatory or withholding taxation, political, social or economic instability, or diplomatic developments that could affect U.S. investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Adviser seeks to mitigate the risks to each Fund associated with the foregoing considerations through investment variation and continuous professional management.

Eastern Europe. Investments in companies domiciled in Eastern European countries may be subject to potentially greater risks than those of other foreign issuers. These risks include (i) potentially less social, political and economic stability; (ii) the small current size of the markets for such securities and the low volume of trading, which result in less liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries, or in the countries of the former Soviet Union.

         Investments  in  such  countries  involve  risks  of   nationalization,
expropriation and confiscatory taxation. The Communist governments of a number of East European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there may be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in East European countries. Finally, even though certain East European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to a Fund's shareholders.

Foreign Currencies. Investments in foreign securities usually will involve currencies of foreign countries. Moreover, a Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts, foreign currency futures contracts and options on such contracts. Because of these factors, the value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. Although the Funds' custodian values each Fund's assets daily in terms of U.S. dollars, none of the Funds intends to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. A Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward or futures contracts to purchase or sell foreign currencies.

         Because a Fund normally will be invested in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in the U.S. markets. A Fund's share price will reflect the movements of both the different stock and bond markets in which it is invested and of the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. The Funds invest in many securities markets around the world in an attempt to take advantage of opportunities wherever they may arise.

Investing in Emerging Markets. Most emerging securities markets may have substantially less volume and are subject to less government supervision than U.S. securities markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. In addition, there is less regulation of securities exchanges, securities dealers, and listed and unlisted companies in emerging markets than in the U.S.

         Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no cash is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

         Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging markets debt obligations and increase the costs and expenses of a Fund. Certain emerging markets require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging markets may also restrict investment opportunities in issuers in industries deemed important to national interest.

         Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

         In the course of investment in emerging market debt obligations, a Fund will be exposed to the direct or indirect consequences of political, social and economic changes in one or more emerging markets. Political changes in emerging market countries may affect the willingness of an emerging market country governmental issuer to make or provide for timely payments of its obligations. The country's economic status, as reflected, among other things, in its inflation rate, the amount of its external debt and its gross domestic product, also affects its ability to honor its obligations. While the Fund manages its assets in a manner that will seek to minimize the exposure to such risks, and will further reduce risk by owning the bonds of many issuers, there can be no assurance that adverse political, social or economic changes will not cause a Fund to suffer a loss of value in respect of the securities in the Fund's portfolio.

         The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for a Fund's securities in such markets may not be readily available. The Corporation may suspend redemption of its shares for any period during which an emergency exists, as determined by the Securities and Exchange Commission (the "SEC"). Accordingly if a Fund believes that appropriate circumstances exist, it will promptly apply to the SEC for a determination that an emergency is present. During the period commencing from a Fund's identification of such condition until the date of the SEC action, the Fund's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Corporation's Board of Directors.

         Volume and liquidity in most foreign bond markets are less than in the U.S. and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain emerging markets, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect the Fund's investments in those countries. Moreover, individual emerging market economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, and resource self-sufficiency and balance of payments position.

         A Fund may have limited legal recourse in the event of a default with respect to certain debt obligations it holds. If the issuer of a fixed-income security owned by a Fund defaults, the Fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market country governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. A Fund's ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements. With four exceptions, (Panama, Cuba, Costa Rica and Yugoslavia), no sovereign emerging markets borrower has defaulted on an external bond issue since World War II.

         Income from securities held by a Fund could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which the Fund makes its investments. A Fund's net asset value may also be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested. The Adviser will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

         Many emerging markets have experienced substantial, and in some periods extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

         Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

         Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in a Fund's portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect a Fund's assets should these conditions recur.

         The ability of emerging market country governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and diminish its trade account surplus, if any. To the extent that emerging markets receive payment for its exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

         To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

         Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

Investing in Latin America. Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Latin American countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

         The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

         The limited size of many Latin American securities markets and limited trading volume in the securities of Latin American issuers compared to volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

         Each Fund may invest a portion of its assets in securities denominated in currencies of Latin American countries. Accordingly, changes in the value of these currencies against the U.S. dollar may result in corresponding changes in the U.S. dollar value of the Fund's assets denominated in those currencies.

         Some Latin American countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, certain Latin American currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Fund's portfolio securities are denominated may have a detrimental impact on the Fund's net asset value.

         The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Certain Latin American countries have experienced high levels of inflation which can have a debilitating effect on an economy, although some have begun to control inflation in recent years through prudent economic policies. Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to a Fund at a higher rate than those imposed by other foreign countries. This may reduce a Fund's investment income available for distribution to shareholders.

         Certain Latin American countries such as Argentina, Brazil and Mexico are among the world's largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared moratoria on the payment of principal and/or interest on outstanding debt.

         Latin America is a region rich in natural resources such as oil, copper, tin, silver, iron ore, forestry, fishing, livestock and agriculture. The region has a large population (roughly 300 million) representing a large domestic market. Economic growth was strong in the 1960s and 1970s, but slowed dramatically (and in some instances was negative) in the 1980s as a result of poor economic policies, higher international interest rates, and the denial of access to new foreign capital. Although a number of Latin American countries are currently experiencing lower rates of inflation and higher rates of real growth in gross domestic product than they have in the past, other Latin American countries continue to experience significant problems, including high inflation rates and high interest rates. Capital flight has proven a persistent problem and external debt has been forcibly restructured. Political turmoil, high inflation, capital repatriation restrictions, and nationalization have further exacerbated conditions.

         Governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in those countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as military coups, have occurred in the past and could also adversely affect a Fund's investments in this region.

         Changes in political leadership, the implementation of market oriented economic policies, such as privatization, trade reform and fiscal and monetary reform are among the recent steps taken to renew economic growth. External debt is being restructured and flight capital (domestic capital that has left home country) has begun to return. Inflation control efforts have also been implemented. Free Trade Zones are being discussed in various areas around the region, the most notable being a free zone among Mexico, the U.S. and Canada and another zone among four countries in the southernmost point of Latin America. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.

Investing in the Pacific Basin. Economies of individual Pacific Basin countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, interest rate levels, and balance of payments position. Of particular importance, most of the economies in this region of the world are heavily dependent upon exports, particularly to developed countries, and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the U.S. and other countries with which they trade. These economies also have been and may continue to be negatively impacted by economic conditions in the U.S. and other trading partners, which can lower the demand for goods produced in the Pacific Basin.

         With respect to the Peoples Republic of China and other markets in which each Fund may participate, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments that could adversely impact a Pacific Basin country or the Fund's investment in the debt of that country.

         Foreign companies, including Pacific Basin companies, are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. Consequently, there may be less publicly available information about such companies than about U.S. companies. Moreover, there is generally less government supervision and regulation in the Pacific Basin than in the U.S.

Investing in Europe. Most Eastern European nations, including Hungary, Poland, Czech Republic, Slovak Republic, and Romania have had centrally planned, socialist economies since shortly after World War II. A number of their governments, including those of Hungary, the Czech Republic, and Poland are currently implementing or considering reforms directed at political and economic liberalization, including efforts to foster multi-party political systems, decentralize economic planning, and move toward free market economies. At present, no Eastern European country has a developed stock market, but Poland, Hungary, and the Czech Republic have small securities markets in operation. Ethnic and civil conflict currently rage through the former Yugoslavia. The outcome is uncertain.

         Both the European Community (the "EC") and Japan, among others, have made overtures to establish trading arrangements and assist in the economic development of the Eastern European nations. A great deal of interest also surrounds opportunities created by the reunification of East and West Germany. Following reunification, the Federal Republic of Germany has remained a firm and reliable member of the EC and numerous other international alliances and organizations. To reduce inflation caused by the unification of East and West Germany, Germany has adopted a tight monetary policy which has led to weakened exports and a reduced domestic demand for goods and services. However, in the long-term, reunification could prove to be an engine for domestic and international growth.

         The  conditions  that  have  given  rise  to  these   developments  are
changeable, and there is no assurance that reforms will continue or that their goals will be achieved.

         Portugal is a genuinely emerging market which has experienced rapid growth since the mid-1980s, except for a brief period of stagnation over 1990-91. Portugal's government remains committed to privatization of the financial system away from one dependent upon the banking system to a more balanced structure appropriate for the requirements of a modern economy. Inflation continues to be about three times the EC average.

         Economic reforms launched in the 1980s continue to benefit Turkey in the 1990s. Turkey's economy has grown steadily since the early 1980s, with real growth in per capita Gross Domestic Product (the "GDP") increasing more than 6% annually. Agriculture remains the most important economic sector, employing approximately 55% of the labor force, and accounting for nearly 20% of GDP and 20% of exports. Inflation and interest rates remain high, and a large budget deficit will continue to cause difficulties in Turkey's substantial transformation to a dynamic free market economy.

         Like many other Western economies, Greece suffered severely from the global oil price hikes of the 1970s, with annual GDP growth plunging from 8% to 2% in the 1980s, and inflation, unemployment, and budget deficits rising sharply. The fall of the socialist government in 1989 and the inability of the conservative opposition to obtain a clear majority have led to business uncertainty and the continued prospects for flat economic performance. Once Greece has sorted out its political situation, it will have to face the challenges posed by the steadily increasing integration of the EC, including the progressive lowering of trade and investment barriers. Tourism continues as a major industry, providing a vital offset to a sizable commodity trade deficit.

         Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims of which have not been entirely settled. There can be no assurance that the Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in leadership or policies of Eastern European countries, or countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

Investing in Africa. Africa is a continent of roughly 50 countries with a total population of approximately 840 million people. Literacy rates (the percentage of people who are over 15 years of age and who can read and write) are relatively low, ranging from 20% to 60%. The primary industries include crude oil, natural gas, manganese ore, phosphate, bauxite, copper, iron, diamond, cotton, coffee, cocoa, timber, tobacco, sugar, tourism and cattle.

         Many of the countries are fraught with political instability. However, there has been a trend over the past five years toward democratization. Many countries are moving from a military style, Marxist, or single party government to a multi-party system. Still, there remain many countries that do not have a stable political process. Other countries have been enmeshed in civil wars and border clashes.

         Economically, the Northern Rim countries (including Morocco, Egypt and Algeria) and Nigeria, Zimbabwe and South Africa are the wealthier countries on the continent. The market capitalization of these countries has been growing recently as more international companies invest in Africa and as local companies start to list on the exchanges. However, religious and ethnic strife has been a significant source of instability.


         On the other end of the economic spectrum are countries, such as Burkinafaso, Madagascar and Malawi, that are considered to be among the poorest or least developed in the world. These countries are generally landlocked or have poor natural resources. The economies of many African countries are heavily dependent on international oil prices. Of all the African industries, oil has been the most lucrative, accounting for 40% to 60% of many countries' GDP.


Debt Securities. Each Fund may invest in debt securities if the Adviser determines that the capital appreciation on debt securities is likely to exceed that of common stocks. Portfolio debt investments will be selected on the basis of capital appreciation potential, by evaluating, among other things, potential yield, if any, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the world, taking into account the ability to hedge a degree of currency or local bond price risk. The Funds may purchase "investment-grade" bonds, which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged to be of equivalent quality as determined by the Adviser. Bonds rated Baa or BBB may have speculative elements as well as investment-grade characteristics. Below investment-grade securities, are those rated below Baa by Moody's or below BBB by S&P and in unrated securities of equivalent quality. Global Bond Fund may invest up to 15% of its net assets in securities rated below BBB or below Baa, but may not invest in securities rated B or lower by Moody's and S&P or in equivalent unrated securities.

High Yield, High Risk Securities. Below investment grade securities (rated below Baa by Moody's and below BBB by S&P and commonly referred to as "high yield" or "junk" bonds) or unrated securities of equivalent quality in the Adviser's judgment, carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. Global Bond Fund may invest up to 15% of its net assets, and Emerging Markets Income Fund may invest up to 100% of its net assets. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

         An economic downturn could disrupt the high-yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have a greater adverse impact on the value of such obligations than on higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect a Fund's net asset value. In addition, investments in high-yield zero coupon or pay-in-kind bonds, rather than income-bearing high-yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         The trading market for high-yield securities may be thin to the extent that there is no established retail secondary market. A thin trading market may limit the ability of a Fund to accurately value high-yield securities in its portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high-yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

         Credit quality in the high-yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of a Fund's investment objective by investment in such securities may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of such security.

         Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, recent legislation restricts the issuer's tax deduction for interest payments on these securities. Such legislation may significantly depress the prices of outstanding securities of this type. For more information regarding tax issues related to high-yield securities (see "TAXES").

Convertible Securities. Each Fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features. Each Fund each limits its purchases of convertible securities to debt securities convertible into common stock.

         The convertible securities in which a Fund may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

         Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"(TM)). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with shorter maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Illiquid Securities. Each Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale. This investment practice, therefore, could have the effect of increasing the level of illiquidity of a Fund. It is each Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Funds' net assets. The Corporation's Board of Directors has approved guidelines for use by the Adviser in determining whether a security is illiquid.

         Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the 1933 Act. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between a Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, a Fund may be required to bear all or part of the registration expenses. A Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

Dollar Rolls. Global Bond Fund may enter into "dollar roll" transactions, which consist of the sale by the Fund to a bank or broker/dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while the counterparty is the holder. The Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase.

Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

         The Fund will not use such transactions for leveraging purposes and, accordingly, will segregate cash or liquid assets in an amount sufficient to meet its purchase obligations under the transactionsThe Fund will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings. Notwithstanding such safeguards, the Funds' overall investment exposure may be increased by such transactions to the extent that each Fund bears a risk of loss on the securities it is committed to purchase, as well as on the segregated assets.

         Dollar rolls are treated for purposes of the 1940 Act as borrowings of each Fund because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to the Funds. For example, while each Fund receives a fee as consideration for agreeing to repurchase the security, each Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Funds, thereby effectively charging each Fund interest on its borrowing. Further, although each Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Funds' borrowing.

         The entry into dollar rolls involves potential risks of loss which are different from those of the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Funds' right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before each Fund is able to purchase them. Similarly, each Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to each Fund, the security which each Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Funds' use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

         The Directors of the Corporation on behalf of the Funds have adopted guidelines to ensure that those securities received are substantially identical to those sold. To reduce the risk of default, each Fund will engage in such transactions only with banks and broker-dealers selected pursuant to such guidelines.

Repurchase Agreements. Each Fund may enter into repurchase agreements with member banks of the Federal Reserve System, any foreign bank or with any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer, if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations a Fund may purchase. In addition, Global Bond Fund may enter into repurchase agreements with any foreign bank or with any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer, if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase.

         A repurchase agreement provides a means for a Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., a Fund) acquires a debt security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation itself. Obligations will be physically held by the Fund's custodian (Brown Brothers Harriman and Co. for Global Bond Fund) or in the Federal Reserve Book Entry system.

         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to that Fund's investment restrictions applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or the entire principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities. A repurchase agreement with foreign banks may be available with respect to government securities of the particular foreign jurisdiction, and such repurchase agreements involve risks similar to repurchase agreements with U.S. entities.

Repurchase Commitments. Global Bond Fund may enter into repurchase commitments with any party deemed creditworthy by the Adviser, including foreign banks and broker/dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which a Fund may purchase. Such transactions may not provide a Fund with collateral marked-to-market during the term of the commitment.

Indexed Securities. Each Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

When-Issued Securities. Global Bond Fund may from time to time purchase securities on a "when-issued" or "forward delivery" basis for payment and delivery at a later date. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities takes place at a later date. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, a Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. At the time of settlement, the market value of the when-issued or forward delivery securities may be more or less than the purchase price. Each Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis.

Zero Coupon Securities. Each Fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon securities which are convertible into common stock offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follows the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks, as they usually are issued with maturities of 15 years or less and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

         Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" (TIGRS(TM)) and Certificate of Accrual on Treasuries (CATS(TM)). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Fund, most likely will be deemed the beneficial holder of the underlying U.S. Government securities. The Fund understands that the staff of the Division of Investment Management of the SEC no longer considers such privately stripped obligations to be U.S. Government securities, as defined in the 1940 Act.

         The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself (see "TAXES").

Lending of Portfolio Securities. Each Fund may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers and are required to be secured continuously by collateral in cash, U.S. Government Securities and liquid high grade debt obligations maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. Each Fund has the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, a Fund will continue to receive the equivalent of any distributions paid by the issuer on the securities loaned and will also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans will be made only to firms deemed by the Adviser to be in good standing. The value of the securities loaned will not exceed 5% of the value of a Funds' total assets at the time any loan is made.

Mortgage-Backed Securities and Mortgage Pass-Through Securities. Global Bond Fund may also invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. The Fund may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

         A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by the Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities.

         When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of mortgage-related securities and increasing their volatility, affecting the price volatility of the Fund's shares.

         Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Because principal may be prepaid at any time, mortgage-backed securities may involve significantly greater price and yield volatility than traditional debt securities. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

         The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

         Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass- through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

         FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Global Bond Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMO"s). Global Bond Fund may invest in CMOs. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may not be as liquid as other securities.

         In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party director as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Other Mortgage-Backed Securities. The Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. Global Bond Fund will not purchase mortgage-backed securities or any other assets which, in the opinion of the Adviser, are illiquid, in accordance with the nonfundamental investment restriction on securities which are not readily marketable discussed below. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with Global Bond Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities. The securitization techniques used to develop mortgage-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a structure similar to the CMO structure. Consistent with the Fund's investment objectives and policies, Global Bond Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

         Several types of asset-backed securities have already been offered to investors, including Certificates of Automobile ReceivablesSM ("CARSSM"). CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the directors or originator of the Corporation. An investor's return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the Corporation may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

         Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. Global Bond Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

         Global Bond Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of residual cash flow resulting from a particular issue of asset-backed securities will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the 1933 Act may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

         The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require Global Bond Fund to dispose of any then existing holdings of such securities.

Reverse Repurchase Agreements. Emerging Markets Income Fund may enter into "reverse repurchase agreements," which are repurchase agreements in which the Fund, as the seller of the securities, agrees to repurchase them at an agreed time and price. The Fund maintains a segregated account in connection with outstanding reverse repurchase agreements. The Fund will enter into reverse repurchase agreements only when the Adviser believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction.

Borrowing. As a matter of fundamental policy, each Fund will not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Directors do not currently intend to borrow for investment leverage purposes, if such a strategy were implemented in the future it would increase the Funds' volatility and the risk of loss in a declining market. Borrowing by a Fund will involve special risk considerations. Although the principal of a Fund's borrowings will be fixed, a Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Synthetic Investments. In certain circumstances, Emerging Markets Income Fund may wish to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the security is illiquid, or is unavailable for direct investment or available only on less attractive terms. In such circumstances, the Fund may invest in synthetic or derivative alternative investments ("Synthetic Investments") that are based upon or otherwise relate to the economic performance of the underlying securities.
Synthetic Investments may include swap transactions, notes or units with variable redemption amounts, and other similar instruments and contracts. Synthetic Investments typically do not represent beneficial ownership of the underlying security, usually are not collateralized or otherwise secured by the counterparty and may or may not have any credit enhancements attached to them. Accordingly, Synthetic Investments involve exposure not only to the creditworthiness of the issuer of the underlying security, changes in exchange rates and future governmental actions taken by the jurisdiction in which the underlying security is issued, but also to the creditworthiness and legal standing of the counterparties involved. In addition, Synthetic Investments typically are illiquid

Strategic Transactions and Derivatives. Each Fund may, but are not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of the fixed-income securities in each Fund's portfolio or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

         In the course of pursuing these investment strategies, a Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic Transactions"). In addition, strategic transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limits imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of a Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of the Fund, and the Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of the Fund.

         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of currency transactions can result in a Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving a Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Each Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and

Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. Each Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting a Fund to require the Counterparty to sell the option back to a Fund at a formula price within seven days. Each Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. Each Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to each Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

         If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a Fund's income. The sale of put options can also provide income.

         Each Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. Each Fund will not purchase call options unless the aggregate premiums paid on all options held by the Fund at any time do not exceed 20% of its total assets. All calls sold by a Fund must be "covered" (i.e., a Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes that Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require that Fund to hold a security or instrument which it might otherwise have sold.

         Each Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. Each Fund will not purchase put options unless the aggregate premiums paid on all options held by the Fund at any time do not exceed 20% of its total assets. Each Fund will not sell put options if, as a result, more than 50% of a Fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. Each Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management, and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed, with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         Each Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         Each Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of that Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. Each Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. Each Fund may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. Each Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Adviser.

         Each Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         Each Fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

         Each Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, each Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of that Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), a Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, that Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which each Fund may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. Each Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         Each Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as the Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Adviser and the Funds believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. Each Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar   Instruments.   Each  Fund  may  make   investments   in  Eurodollar
instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Funds might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a

Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and
(v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Funds segregate cash or liquid assets with its custodian to the extent that obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require that Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require that Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires that Fund to segregate cash or liquid assets equal to the exercise price.

         Except when a Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates a Fund to buy or sell currency will generally require that Fund to hold an amount of that currency or liquid assets denominated in that currency equal to that Fund's obligations or to segregate liquid assets equal to the amount of that Fund's obligation.

         OTC options entered into by a Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when a Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, that Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and that Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, a Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated cash or liquid assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by that Fund. Moreover, instead of segregating assets if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

Warrants. Each Fund may invest in warrants up to 5% of the value of its total assets. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by a Fund were not exercised by the date of its expiration, the
Fund  would  lose  the  entire   purchase  price  of  the  warrant.

Investment Restrictions

         Unless specified to the contrary, the following fundamental policies may not be changed without the approval of a majority of the outstanding voting securities of each Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Fund. The Funds are under no restriction as to the amount of portfolio securities which may be bought or sold.

         If a percentage restriction on investment or utilization of assets as set forth under "Investment Restrictions" and "Other Investment Policies" above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or the total cost of a Funds' assets will not be considered a violation of the restriction.

         Each Fund has elected to be classified as a non-diversified series of an open-end investment company. In addition, as a matter of fundamental policy, each Fund may not:

         (1) borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (2) issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (3)      purchase  physical   commodities  or  contracts   relating  to
                  physical commodities;

         (4) concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (5) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (6) purchase or sell real estate, which term does not include securities or companies which deal in real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities; or

         (7) make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

         The Directors of the Corporation have voluntarily adopted certain policies and restrictions which are observed in the conduct of the Funds' affairs. These represent intentions of the Directors based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Directors without requiring prior notice to or approval of shareholders.

         As a matter of non-fundamental policy each Fund does not currently intend to:

         (1) borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

         (2) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments,
                  (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

         (3) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

         (4) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts do not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (5) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

         (6) lend portfolio securities in an amount greater than 5% of its total assets.

                                   PURCHASES

Additional Information About Opening An Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, TWX, or telephone.


         Shareholders of other Scudder funds who have submitted an account application and have a certified Tax Identification Number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-SCUDDER to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the taxpayer identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02110, ABA Number 011000028, DDA Account Number: 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

         The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

Minimum balances

         Shareholders should maintain a share balance worth at least $2,500 ($1,000 for fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act, and Uniform Trust to Minor Act accounts), which amount may be changed by the Board of Directors. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $100/month ($50/month for fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

         Each Fund reserves the right, following 60 days' written notice to applicable shareholders, to:

         o assess an annual $10 per Fund charge (with the Fee to be paid to the Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500; and

         o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.

         Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

         Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or
UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.

Additional Information About Making Subsequent Investments by Telephone Order

         Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks. Orders placed in this manner may be directed to any office of the Distributor listed in the Fund's prospectus. Contact the Distributor at 1-800-SCUDDER for additional information. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Corporation shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Fund.

Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form, shareholders should allow 15 days for this service to be available.

         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that each Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares of a Fund are purchased by a check which proves to be uncollectible, the Corporation reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Trust or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Corporation will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from, or restricted in, placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         To obtain the net asset value determined as of the close of regular trading on the Exchange on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).

         The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

         Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of the Fund.

Share Price

         Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to Scudder Service Corporation (the
"Transfer  Agent")  by the  close of  regular  trading  on the  Exchange.

Share Certificates

         Due to the desire of the Corporation's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information

         Each Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Fund's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of the Funds' shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor, also the Funds' principal underwriter, each has the right to limit the amount of purchases by and to refuse to sell to, any person. The Directors and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.

         The Board of Directors and the Distributor each has the right to limit, for any reason, the amount of purchases by, and to refuse to, sell to any person, and each may suspend or terminate the offering of shares of a Fund at any time for any reasons.

         The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g. from exempt organizations, certification of exempt status) will be returned to the investor. Each Fund reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing each Fund with a tax identification number during the 30-day notice period.

         The Corporation may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more.

         If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction information -- Signature guarantees" in the Funds' prospectuses.

         Exchange orders received before the close of regular trading on the Exchange on any business day will ordinarily be executed at respective net asset values determined on that day. Exchange orders received after the close of trading will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Corporation and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding (see "TAXES").

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that each Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine. The Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-SCUDDER.

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

         Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $50,000 and have the proceeds mailed to their address of record. Shareholders may request to have the proceeds mailed or wired to their predesignated bank account. In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent an application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a)      NEW INVESTORS  wishing to establish  the telephone  redemption
                  privilege  must  complete  the  appropriate   section  on  the
                  application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder pension and profit- sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request), or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         If a request for a redemption to a shareholder's bank account is made by telephone or fax, payment will be made by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

                  Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that each Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by QuickSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of a Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4:00 p.m. eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signature(s) guaranteed.

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with a signature guarantee as explained in the Funds' prospectuses.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax required in some states when settling estates.

         It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven days of payment for shares tendered for redemption may result but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information, please call 1-800-225-SCUDDER.

Redemption-in-Kind

         The Corporation reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Corporation and valued as they are for purposes of computing a Fund's net asset value (a redemption-in- kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the relevant Fund at the beginning of the period.

Other Information

         Clients, officers or employees of the Adviser or of an affiliated organization, and members of such clients', officers' or employees' immediate families, banks and members of the NASD may direct repurchase requests to a Fund through Scudder Investor Services, Inc. at Two International Place, Boston, Massachusetts 02110-4103 by letter, fax, TWX, or telephone. A two-part confirmation will be mailed out promptly after receipt of the repurchase request. A written request in good order with a proper original signature guarantee, as described in each Fund's prospectus under "Transaction information -- Signature guarantees," should be sent with a copy of the invoice to Scudder Funds, c/o Scudder Confirmed Processing, Two International Place, Boston, Massachusetts 02110-4103. Failure to deliver shares or required documents (see above) by the settlement date may result in cancellation of the trade and the shareholder will be responsible for any loss incurred by a Fund or the principal underwriter by reason of such cancellation. Net losses on such transactions which are not recovered from the shareholder will be absorbed by the principal underwriter. Any net gains so resulting will accrue to a Fund. For this group, repurchases will be carried out at the net asset value next computed after such repurchase requests have been received. The arrangements described in this paragraph for repurchasing shares are discretionary and may be discontinued at any time.

         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Corporation does not impose a redemption or repurchase charge. Redemption of shares, including an exchange into another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")

         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

         The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted for any reason, (c) an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or (d) the SEC may by order permit such a suspension for the protection of the Corporation's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b) or (c) exist.

                   FEATURES AND SERVICES OFFERED BY THE FUNDS

The No-Load Concept(TM)

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution- related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Conduct Rules, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Because funds and classes in the Scudder Family of Funds do not pay any asset-based sales charges or service fees, Scudder uses the phrase no-load to distinguish Scudder funds and classes from other no-load funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

Internet access

World Wide Web Site -- The address of the Scudder Funds site is http://www.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

Dividends and Capital Gains Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders also may change their dividend option either by calling 1-800-SCUDDER or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to Buy Shares" in the Funds' prospectuses for the address.

         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of a Fund.

         Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-SCUDDER. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Reports to Shareholders

         The Trust issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. The Trust presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing a statement of the investments of the Funds.

Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-SCUDDER.

                           THE SCUDDER FAMILY OF FUNDS

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds; a list of Scudder funds follows.

MONEY MARKET
         Scudder U.S. Treasury Money Fund
         Scudder Cash Investment Trust
         Scudder Money Market Series+
         Scudder Government Money Market Series+

TAX FREE MONEY MARKET
         Scudder Tax Free Money Fund
         Scudder Tax Free Money Market Series+
         Scudder California Tax Free Money Fund*
         Scudder New York Tax Free Money Fund*

TAX FREE
         Scudder Limited Term Tax Free Fund
         Scudder Medium Term Tax Free Fund
         Scudder Managed Municipal Bonds
         Scudder High Yield Tax Free Fund
         Scudder California Tax Free Fund*
         Scudder Massachusetts Limited Term Tax Free Fund*
         Scudder Massachusetts Tax Free Fund*
         Scudder New York Tax Free Fund*
         Scudder Ohio Tax Free Fund*


U.S. INCOME
         Scudder Short Term Bond Fund
         Scudder GNMA Fund
         Scudder Income Fund
         Scudder Corporate Bond Fund
         Scudder High Yield Bond Fund

--------

+ The institutional class of shares is not part of the Scudder Family of Funds.
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

GLOBAL INCOME
         Scudder Global Bond Fund
         Scudder International Bond Fund
         Scudder Emerging Markets Income Fund

ASSET ALLOCATION
         Scudder Pathway Series: Conservative Portfolio
         Scudder Pathway Series: Balanced Portfolio
         Scudder Pathway Series: Growth Portfolio

U.S. GROWTH AND INCOME
         Scudder Balanced Fund
         Scudder Dividend & Growth Fund
         Scudder Growth and Income Fund
         Scudder Select 500 Fund
         Scudder 500 Index Fund
         Scudder Real Estate Investment Fund

U.S. GROWTH

     Value

         Scudder Large Company Value Fund
         Scudder Value Fund**
         Scudder Small Company Value Fund
         Scudder Micro Cap Fund

     Growth

         Scudder Classic Growth Fund**
         Scudder Large Company Growth Fund
         Scudder Select 1000 Growth Fund
         Scudder Development Fund
         Scudder 21st Century Growth Fund

GLOBAL EQUITY

     Worldwide

         Scudder Global Fund
         Scudder International Value Fund
         Scudder International Growth and Income Fund
         Scudder International Fund***
         Scudder International Growth Fund
         Scudder Global Discovery Fund**
         Scudder Emerging Markets Growth Fund
         Scudder Gold Fund

     Regional
         Scudder Greater Europe Growth Fund
         Scudder Pacific Opportunities Fund
         Scudder Latin America Fund
         The Japan Fund, Inc.

--------
**       Only the Scudder Shares are part of the Scudder Family of Funds.

***      Only the International Shares are part of the Scudder Family of Funds.

INDUSTRY SECTOR FUNDS

     Choice Series

         Scudder Financial Services Fund
         Scudder Health Care Fund
         Scudder Technology Fund

SCUDDER PREFERRED SERIES
         Scudder Tax Managed Growth Fund
         Scudder Tax Managed Small Company Fund

         The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

         Certain Scudder funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-225-SCUDDER.

                              SPECIAL PLAN ACCOUNTS

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code as to form.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA: Individual Retirement Account

         Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, such as a pension or profit sharing plan, a governmental plan, a simplified employee pension plan, a simple retirement account, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. If an individual is an active participant, the deductibility of his or her IRA contributions in 2000 is phased out if the individual has gross income between $32,000 and $42,000 and is single, if the individual has gross income between $52,000 and $62,000 and is married filing jointly, or if the individual has gross income between $0 and $10,000 and is married filing separately; the phase-out ranges for individuals who are single or married filing jointly are subject to annual adjustment through 2005 and 2007, respectively. If an individual is married filing jointly and the individual's spouse is an active participant but the individual is not, the deductibility of his or her IRA contributions is phased out if their combined gross income is between $150,000 and $160,000. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples, even if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

Scudder Roth IRA: Individual Retirement Account

         Shares of the Fund may be purchased as the underlying investment for a Roth Individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions of earnings from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, certain medical expenses, the purchase of health insurance for an unemployed individual and qualified higher education expenses.

         An individual with an income of $100,000 or less (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional

IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

Scudder 403(b) Plan

         Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information -- Redeeming shares -- Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-SCUDDER.

Group or Salary Deduction Plan

         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Trust and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         The Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

         Each Fund intends to follow the practice of distributing substantially all and in no event less than 90% of its investment company taxable income including any excess of net realized short-term capital gains over net realized long-term capital losses. A Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, a Fund may retain all or part of such gain for reinvestment, after paying the related federal income taxes for which the shareholders may then claim a credit against their federal income tax liability. If a Fund does not distribute an amount of capital gains and/or ordinary income required to be distributed by an excise tax provision of the Code, it may be subject to such tax. In certain circumstances, a Fund may determine that it is in the interest of shareholders to distribute less than such an amount. (See "TAXES.")

         Global Bond Fund intends to declare daily and distribute monthly substantially all of its net investment income (excluding short-term capital gains) resulting from Fund investment activity. Distributions, if any, of net realized capital gains (short-term and long-term) will normally be made in December. Distributions of certain realized gains or losses on the sale or retirement of securities denominated in foreign currencies held by the Fund, to the extent attributable to fluctuations in currency exchange rates, as well as certain other gains or losses attributable to exchange rate fluctuations, are treated as ordinary income or loss and will also normally be made in December.

         Emerging Markets Income Fund intends to distribute investment company taxable income (exclusive of net short-term capital gains in excess of net long-term capital losses) quarterly in March, June, September and December each year. Distributions, if any, of net realized capital gain during each fiscal year will normally be made in December. Additional distributions may be made if necessary.

         All distributions will be made in shares of a Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent. Distributions are taxable, whether made in shares or cash. (See "TAXES.")

                             PERFORMANCE INFORMATION

         From time to time, quotations of the Funds' performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated in the following manner:

Average Annual Total Return

         Average annual total return is the average annual compound rate of return for the periods of one year, five years and the life of a Fund, each ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Funds' shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)1/n - 1
         Where:
           P          =           a hypothetical initial investment of $1,000
           T          =           Average Annual Total Return
           N          =           number of years
           ERV        =           ending redeemable value:  ERV is the value,
                                  at the end of the applicable period,
                                  of a hypothetical $1,000 investment made at the beginning of the applicable period.


         Average Annual Total Return for periods ended October 31, 1999

                                       One Year          Five Years         Ten Year         Life of the Fund


    Global Bond Fund*                  -0.99%#            3.54%#                   -          4.48%(1)#
    Emerging Markets Income Fund       -16.70%#           6.54%#                   -          4.93%(2)#



(1)      For the period beginning March 1, 1991.


*        On December 27, 1995,  the Fund adopted its present name and objective.
         Prior to that date, the Fund was known as Scudder Short Term Global Income Fund and its objective was high current income. Since adopting its current objectives (November 1, 1995), the cumulative return is 11.2% for the four-year period ended October 31, 1999. Total returns for the periods ended October 31, 1995 should not be considered representative of the present Fund under its current objectives.

(2)      For the period beginning December 31, 1993.


# If the Adviser had not maintained expenses, the average annual returns for periods indicated would have been lower.

Cumulative Total Return

         Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Funds' shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) -1
         Where:
             C          =           Cumulative Total Return
             P          =           a hypothetical initial investment of $1,000
             ERV        =           ending redeemable value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


           Cumulative Total Return for periods ended October 31, 1999

                                           One Year          Five Years         Ten Year         Life of the Fund


    Global Bond Fund*                  -0.99%#            18.98%#                  -          46.23%(1)#
    Emerging Markets Income Fund       16.70%#            l37.26%#                 -          32.40(2)#



(1)      For the period beginning March 1, 1991.

*        On December 27, 1995,  the Fund adopted its present name and objective.
         Prior to that date, the Fund was known as Scudder Short Term Global Income Fund and its objective was high current income. Financial information for the periods ended October 31, 1995 should not be considered representative of the present Fund under its current objectives.


(2)      For the period beginning December 31, 1993.


# If the Adviser had not maintained expenses, the cumulative total returns for periods indicated would have been lower.

Total Return

         Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Yield of Emerging Markets Income Fund

         Yield of Emerging Markets Income Fund is the net annualized SEC yield of the Fund based on a specified 30- day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                           YIELD = 2[(a-b/cd + 1)6-1]
     Where:
        a          =           dividends and interest earned during the period, including amortization of market premium or accretion of market
                               discount
        b          =           expenses accrued for the period (net of reimbursements)
        c          =           the average daily number of shares outstanding during the
                               period that were entitled to receive dividends
        d          =           the maximum offering price per share on the last day of the period


         The SEC net annualized yield for the 30-day period ended October 31, 1999 was 4.85% for Global Bond Fund. On December 27, 1995, the Fund adopted its present name and objective. Prior to that date, the Fund was known as Scudder Short Term Global Income Fund and its objective was high current income. Since adopting its current objectives (November 1, 1995), the cumulative return is 11.2% for the four-year period ended October 31, 1999. Total returns for the periods ended October 31, 1995 should not be considered representative of the present Fund under its current objectives.


         The SEC yield of Emerging Markets Income Fund for the 30-day period ended October 31, 1999 was 8.36%.

         Calculation of the Fund's yield does not take into account "Section 988 Transactions." (See "TAXES.")

         Quotations of each Fund's performance are historical, show the performance of a hypothetical investment, and are not intended to indicate future performance. An investor's shares when redeemed may be worth more or less than their original cost. Performance of a Fund will vary based on changed in market conditions and the level of the Fund's expenses.

Comparison of Fund Performance

         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations..

         From time to time, in marketing and other Fund literature, Directors and officers of the Funds, the Funds' portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the Funds. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance for any of the countries in which a Fund invests.

         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations.

         From time to time, in marketing and other Fund literature, Directors and officers of a Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Funds may be advertised as an investment choice in Scudder's college planning program. Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds.

                            ORGANIZATION OF THE FUNDS


         The Funds are separate series of Global/International Fund, Inc., a Maryland corporation organized on May 15, 1986. The name of the Corporation was changed, effective May 29, 1998, from Scudder Global Fund, Inc. The Corporation currently consists of five series: Scudder Global Bond Fund, Scudder International Bond Fund, Scudder Global Fund, Global Discovery Fund and Scudder Emerging Markets Income Fund. The Board of Directors has subdivided the shares of Global Discovery Fund into four classes, namely, the Scudder Shares and the Global Discovery Fund Kemper Class A, Class B and Class C shares.

         The authorized capital stock of the Corporation consists of 800 million shares with $0.01 par value, 300 million shares of which are allocated to Scudder Global Bond Fund, 200 million shares of which are allocated to Scudder International Bond Fund and 100 million shares each are allocated to Scudder Global Fund, Global Discovery Fund and Scudder Emerging Markets Growth Fund. Each share of each series of the Corporation (or class thereof) has equal rights as to each other share of that series (or class) as to voting for directors, redemption, dividends and liquidation. The Directors have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value at the option of the shareholder. Shares have no pre-emptive or conversion rights.

         Shares of the Corporation entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series and by class on matters affecting an individual class. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series.
Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.


         The shares of the Corporation have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the directors if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors.


         The Directors, in their discretion, may authorize the division of shares of different series of the Funds (or shares of either series) into different classes and may authorize shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. .

         Maryland corporate law provides that a Director of the Corporation shall not be liable for actions taken in good faith, in a manner he or she reasonably believes to be in the best interests of the Corporation and with the care that an ordinarily prudent person in a like position would use under similar circumstances. In so acting, a Director shall be fully protected in relying in good faith upon the records of the Corporation and upon reports made to the Corporation by persons selected in good faith by the Directors as qualified to make such reports. The By-Laws provide that the Corporation will indemnify Directors and officers of the Corporation against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their positions with the Corporation, to the fullest extent permitted by Maryland corporate law as amended from time to time. However, nothing in the Articles of Incorporation, as amended, or the By-Laws protects or indemnifies a Director or officer against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

6                                                  INVESTMENT ADVISER


         Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in the Adviser, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of the Adviser. The Adviser's name changed to Scudder Kemper Investments, Inc. On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.


         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations, as well as providing investment advice to over 280 open and closed-end mutual funds. The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. The
Adviser's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which the Funds may invest, the conclusions and investment decisions of the Adviser with respect to the Funds are based primarily on the analyses of its own research department.

         Certain investments may be appropriate for a Fund and also for other clients advised by the Adviser. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.

         The present investment management agreements (the "Agreements") became effective September 7, 1998, were approved at a shareholder meeting held on December 15, 1998 and were most recently approved by the Directors on September 14, 1999.

         The Agreements will continue in effect until September 30, 2000 and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Directors who are not parties to such Agreements or interested persons of the Adviser or the Corporation, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Corporation's Directors or of a majority of the outstanding voting securities of the respective Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of their assignment.

         Under each Agreement, the Adviser regularly provides a Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objectives, policies and restrictions and determines what securities shall be purchased for the portfolio of the Fund, what portfolio securities shall be held or sold by the Fund, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Corporation's Articles of Incorporation and By-Laws, of the 1940 Act and the Code and to the Fund's investment objectives, policies and restrictions, and subject, further, to such policies and instructions as the Directors of the Corporation may from time to time establish. The Adviser also advises and assists the officers of the Corporation in taking such steps as are necessary or appropriate to carry out the decisions of its Directors and the appropriate committees of the Directors regarding the conduct of the business of the Corporation.

         Under each Agreement, the Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for a Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Directors and shareholders, supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodians, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Funds; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Directors.

         The Adviser pays the compensation and expenses (except those of attending Board and committee meetings outside New York, New York and Boston, Massachusetts) of all directors, officers and executive employees of the Corporation affiliated with the Adviser and makes available, without expense to the Funds, the services of such directors, officers and employees as may duly be elected officers, subject to their individual consent to serve and to any limitations imposed by law, and provides the Funds' office space and facilities.


         Global Bond Fund pays the Adviser an annual fee equal to 0.75 of 1.00% of the first $1 billion of average daily net assets of such Fund and 0.70 of 1.00% of such net assets in excess of $1 billion. For the fiscal year ended October 31, 1997, the Adviser did not impose a portion of its management fee amounting to $664,865, and the portion imposed amounted to $604,704. For the fiscal year ended October 31, 1998, the Adviser did not impose a portion of its management fee amounting to $554,345, and the portion imposed amounted to $314,786. For the fiscal year ended October 31, 1999, the Adviser did not impose a portion of its management fee amounting to $554,345, and the portion imposed amounted to $314,786. Until February 28, 1999, expenses had been contractually maintained at 1.00%. Effective March 1, 1999 until February 29, 2001, total Fund operating expenses are contractually maintained at 1.25%. For the fiscal year ended October 31, 1999, the Adviser did not impose a portion of its management fee amounting to $247,004, and the portion imposed amounted to $484,739, of which $127,303 was unpaid at October 31, 1999.

         Emerging Markets Income Fund pays the Adviser a fee equal to an annual rate of 1.00% of the Fund's average daily net assets. For the fiscal year ended October 31, 1997 and 1998 the management fee amounted to $3,563,175 and $3,051,240, respectively. For the fiscal year ended October 31, 1999, the fee imposed amounted to $1,971,328, of which $152,997 was unpaid at October 31, 1999.


         Under each Agreement, a Fund is responsible for all of its other expenses including organization expenses; fees and expenses incurred in connection with membership in investment company organizations; broker's commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates or any other expenses, including clerical expenses of issue, redemption or repurchase of shares of capital stock; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of the Directors, officers and employees who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Corporation may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of Funds. Each Fund is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Directors with respect thereto. The custodian agreements provide that the custodian shall compute each Fund's net asset value. The Agreements expressly provide that the Adviser shall not be required to pay a pricing agent of the Funds for portfolio pricing services, if any.

         Each Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder, Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Corporation, with respect to each Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Corporation's investment products and services.

         Each Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the relevant Fund in connection with matters to which the Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreements.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Funds' custodian banks. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

         The Adviser may serve as Adviser to other funds with investment objectives and policies similar to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.

         None of the officers or Directors may have dealings with the Funds as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of the Funds.

         The term Scudder Investments is the designation given to the services provided by Scudder Kemper Investments, Inc. and its affiliates to the Scudder Family of Funds.

         Pursuant to an Agreement between the Adviser and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.

Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                             DIRECTORS AND OFFICERS
                             ----------------------

                                                                                                      Position with
                                                                                                      Underwriter,
Name, Age and                     Position                                                            Scudder Investor
Address                           with Corporation                Principal Occupation**              Services, Inc.
-------                           ----------------                ----------------------              --------------

Nicholas Bratt (50)++@            President, all series except    Managing Director of Scudder        --
                                  Scudder Global Fund             Kemper Investments, Inc.


William E. Holzer++@ (49)         President, Scudder Global       Managing Director of Scudder        --
                                  Fund                            Kemper Investments, Inc.


Sheryle J. Bolton (53)            Director                        Chief Executive Officer and        --
Scientific Learning                                               Director, Scientific Learning
Corporation                                                       Corporation, Former President
1995 University Ave.                                              and Chief Operating Officer,
Suite 400                                                         Physicians Online, Inc.
San Francisco, CA 94704                                           (electronic transmission of
                                                                  clinical information for
                                                                  physicians (1994-1995)

William T. Burgin (56)            Director                        General Partner, Bessemer           --
83 Walnut Street                                                  Venture Partners; General
Wellesley, MA  02181-2101                                         Partner, Deer & Company;
                                                                  Director, Fort James
                                                                  Corporation; Director, Galileo
                                                                  Corporation; Director of
                                                                  various privately held
                                                                  companies

Keith R. Fox (45)                 Director                        Private Equity Investor, Exeter     --
10 East 53rd Street                                               Capital Management
New York, NY   10022                                              Corporation

William H. Luers (70)             Director                        Chairman and President of the      --
The United Nations                                                United .Nations  Association
Association of America                                            of America
801 Second Avenue                                                 (organizer/researcher of U.N.-
New York, NY 10017                                                supporting entities);
                                                                  Retired, President, The
                                                                  Metropolitan Museum of Art
                                                                  (1986 to 1999)

Kathryn L. Quirk*#++(46)          Director, Vice President        Managing Director of Scudder        Director, Senior Vice
                                  and Assistant Secretary         Kemper Investments, Inc.            President, Chief Legal
                                                                                                      Officer and Assistant
                                                                                                      Clerk



                                       51

                                                                                                      Position with
                                                                                                      Underwriter,
Name, Age and                     Position                                                            Scudder Investor
Address                           with Corporation                Principal Occupation**              Services, Inc.
-------                           ----------------                ----------------------              --------------

Joan E. Spero (55)                Director                        President, Doris Duke               --
Doris Duke Charitable                                             Charitable Foundation(1997-
Foundation                                                        present);  Undersecretary of
650 Fifth Avenue                                                  State for Economic, Business
19th Floor                                                        and Agricultural Affairs
New York, NY  10128                                               (March 1993-January 1997)

Paul Bancroft III (69)            Honorary Director               Venture Capitalist and
79 Pine Lane                                                      Consultant: Retired President,
Box 6639                                                          Chief Executive Officer and
Snowmass Village, CO                                              Director, Besemer Securities
81615                                                             Corporation


Thomas J. Devine (72)             Honorary Director               Consultant                         --
450 Park Avenue
New York, NY  10022

William H. Gleysteen, Jr.         Honorary Director               Consultant; Guest Scholar,         --
(72)                                                              Brookings Institution;
4937 Crescent Street                                              President, The Japan Society,
Bethesda, MD  20816                                               Inc. (1989-December 1995)

Robert G. Stone, Jr. (76)         Honorary Director               Chairman Emeritus and              --
405 Lexington Avenue                                              Director, Kirby Corporation
New York, NY 10174                                                (inland and offshore marine
                                                                  transportation and diesel
                                                                  repairs)

Jan C. Faller (  )+               Vice President                  Vice President of Scudder           --
                                                                  Kemper Investments, Inc.

Ann M. McCreary++(43)             Vice President                  Managing Director of Scudder        --
                                                                  Kemper Investments, Inc.

Gerald J. Moran++ (59)            Vice President                  Senior Vice President of           --
                                                                  Scudder Kemper Investments,
                                                                  Inc.

Isabel M. Saltzman+ (44)          Vice President                  Managing Director of Scudder       --
                                                                  Kemper Investments, Inc.

John R. Hebble+ (41)              Treasurer                       Senior Vice President of            Assistant Treasurer
                                                                  Scudder Kemper Investments,
                                                                  Inc.

                                       52

                                                                                                      Position with
                                                                                                      Underwriter,
Name, Age and                     Position                                                            Scudder Investor
Address                           with Corporation                Principal Occupation**              Services, Inc.
-------                           ----------------                ----------------------              --------------

John Millette (37)+               Vice President and              Assistant Vice President of        --
                                  Secretary                       Scudder Kemper Investments,
                                                                  Inc.

Caroline Pearson+ (37)            Assistant Secretary             Senior Vice President of            Clerk
                                                                  Scudder Kemper Investments,
                                                                  Inc.; Associate, Dechert Price
                                                                  & Rhoads (law firm) 1989 -
                                                                  1997

* Ms. Quirk is considered by the Corporation and its counsel to be a person who is an "interested person" of the Adviser or of the Corporation (as defined in the 1940 Act).

** Unless otherwise stated, all the Directors and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.

# Ms. Quirk is a member of the Executive Committee, which may exercise the powers of the Directors when they are not in session.

+        Address: Two International Place, Boston, Massachusetts

++       Address: 345 Park Avenue, New York, New York

@ The President of a series shall have the status of Vice President of the Corporation.


         To the knowledge of the Corporation, as of January 31, 2000, all Directors and Officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities Exchange Act of 1934) less than 1% of the shares of Global Bond Fund and Emerging Markets Income Fund outstanding on such date.

         To the knowledge of the Corporation, as of January 31, 2000, 580,012 shares in the aggregate, 6.88% of the outstanding shares, of Global Bond Fund, were held in the name of Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, CA 94104-4122, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

         To the knowledge of the Corporation, as of January 31, 2000, 5,066,716 shares in the aggregate, 22.59% of the outstanding shares, of the Fund, were Francisco, CA 94104-4122, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.


         Except as stated above, to the knowledge of the Corporation, as of January 31, 2000, no person owned beneficially more than 5% of a Fund's outstanding shares.

         The Directors and officers also serve in similar capacities with respect to other Scudder funds.

                                  REMUNERATION

Responsibilities of the Board -- Board and Committee Meetings

        The Board of Directors is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Directors" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

         The Board of Directors meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Directors review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Directors.

         All the Independent Directors serve on the Committee on Independent Directors, which nominates Independent Directors and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Directors from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues. Compensation of Officers and Directors

         The Independent Directors receive the following compensation from the Funds of Global/International Fund, Inc.: an annual director's fee of $3,500; a fee of $325 for attendance at each board meeting, audit committee meeting or other meeting held for the purposes of considering arrangements between the Corporation on behalf of each Fund and the Adviser or any affiliate of the Adviser; $100 for all other committee meetings; and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Director for travel time to meetings, attendance at
directors'   educational  seminars  or  conferences,   service  on  industry  or
association committees, participation as speakers at directors' conferences or service on special director task forces or subcommittees. Independent Directors do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Directors have in the past and may in the future waive a portion of their compensation.

         The Independent Directors also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Director fee schedules. The following table shows the aggregate compensation received by each Independent Director during 1999 from the Corporation and from all of the Scudder funds as a group.



             Name                   Global/International Fund, Inc.*                   All Scudder Funds
             ----                   --------------------------------                   -----------------

Paul Bancroft III**                              $31,500                              $159,991 (25 funds)
Honorary Director

Sheryle J. Bolton                                $38,000                              $179,860 (24 funds)
Director


William T. Burgin                                $36,375                              $160,325 (23 funds)
Director

Keith R. Fox                                     $36,375                              $160,325 (23 funds)
Director



                                       54

             Name                   Global/International Fund, Inc.*                   All Scudder Funds
             ----                   --------------------------------                   -----------------

William H. Gleysteen,                             $0.00                               $19,933@ (2 funds)
Jr. Honorary Director

William H. Luers                                 $39,625                              $212,596 (26 funds)
Director

Joan E. Spero***                                 $39,625                              $175,275 (23 funds)
Director



* Global/International Fund, Inc. consists of five funds: Scudder Global Fund, Scudder International Bond Fund, Scudder Global Bond Fund, Global Discovery Fund and Scudder Emerging Markets Income Fund.

**       Elected  as  Honorary  Director  in  December  1999,  after  serving as
         Director.

***      Elected as Director of the Corporation in September 1998.


@ This amount does not reflect $6,208 in retirement benefits accrued as part of Fund Complex expenses, and $3,000, in estimated annual benefits payable upon retirement. Retirement benefits accrued and proposed are to be paid to Mr. Gleysteen as additional compensation for serving on the Board of The Japan Fund, Inc.

         Members of the Board of Directors who are employees of the Adviser or its affiliates receive no direct compensation from the Corporation, although they are compensated as employees of the Adviser, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.

                                   DISTRIBUTOR

         The Corporation has an underwriting agreement with Scudder Investor Services, Inc., Two International Place, Boston, MA 02110 (the "Distributor"), a Massachusetts corporation, which is a wholly owned subsidiary of the Adviser, a Delaware corporation. The Corporation's underwriting agreement dated September 7, 1998 will remain in effect until September 30, 2000 and from year to year thereafter only if its continuance is approved annually by a majority of the Board of Directors who are not parties to such agreement or interested persons of any such party and either by a vote of a majority of the Directors or a majority of the outstanding voting securities of the Corporation. The Directors most recently approved the underwriting agreement on September 14, 1999.

         Under the principal underwriting agreement, the Corporation is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of the Funds' registration statement and prospectuses and any amendments and supplements thereto, the registration and qualification of shares for sale in the various states, including registering the Corporation as a broker/dealer in various states; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of a Fund; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issue taxes or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives, the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Corporation and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Funds' shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of a Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of service representatives, a portion of the cost of computer terminals, and of any activity which is primarily intended to result in the sale of shares issued by the Corporation unless a Rule 12b-1 Plan is in effect which provides that a Fund shall bear some or all of such expenses.

       Note: Although the Funds currently have no 12b-1 Plan, the Funds would also pay those fees and expenses permitted to be paid or assumed by a Fund pursuant to a 12b-1 Plan, if any, adopted by a Fund, notwithstanding any other provision to the contrary in the underwriting agreement.

         As agent, the Distributor currently offers the Funds' shares on a continuous basis to investors in all states. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged the investor. The Distributor has made no firm commitment to acquire shares of the Corporation.

                                      TAXES

         Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, or a predecessor statute and has qualified as such since its inception. It intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.


         If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).


         Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.



         Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of a Fund.

         At October 31, 1999, Global Bond Fund had a net tax basis capital loss carryforward of approximately $7,990,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2002, ($686,000), October 31, 2003 ($5,010,000), October
31, 2004 ($737,000) and October 31, 2007 ($1,557,000), the respective expiration dates, whichever occurs first.

         At October 31, 1999, Emerging Markets Income Fund had a net tax basis capital loss carryforward of approximately $115,201,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2006, ($60,953,000) or October 31, 2007 ($54,248,000), the respective expiration dates.


         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by a Fund, that Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a proportionate share of federal income taxes paid by a Fund on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Fund shares by the difference between such reported gains and the shareholder's tax credit. If a Fund makes such an election, it may not be treated as having met the excise tax distribution requirement.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         Dividends from domestic corporations are not expected to comprise a substantial part of a Fund's gross income. If any such dividends constitute a portion of a Fund's gross income, a portion of the income distributions of that Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of a Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or shares of the Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

         Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gains, regardless of the length of time the shares of a Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($52,000 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $52,000 and $62,000; $32,000 for a single individual, with a phase-out for adjusted gross income between $32,000 and $42,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,500 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by a Fund result in a reduction in the net asset value of that Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         Each Fund intends to qualify for and may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by a Fund to foreign countries (which taxes relate primarily to investment income). Each Fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of a Fund at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code except in the case of certain electing individual shareholders who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. In addition, if a Fund fails to satisfy these holding period requirements, it cannot elect under Section 853 to pass through to shareholders the ability to claim a deduction for the related foreign taxes.

         The Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares; any mark to market losses and any loss from an actual disposition of shares would be deductible as ordinary loss to the extent of any net mark to market gains included in income in prior years. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund level tax when distributed to shareholders as a dividend. Alternatively, the Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

         Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by a Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on a Fund's holding period for the option, and in the case of the exercise of a put option, on a Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of any property in a Fund's portfolio similar to the property underlying the put option. If a Fund writes an option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If a call option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

         Positions of a Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes that Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the relevant Fund.

         Many futures and forward contracts entered into by a Fund and listed nonequity options written or purchased by a Fund (including options on debt securities, options on futures contracts, options on securities indices and options on currencies), will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by a Fund will be treated as ordinary income or loss.

         If a Fund writes a covered call option on portfolio stock, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If the option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

         Positions of a Fund which consist of at least one position not governed by Section 1256 and at least one futures or forward contract or nonequity option or other position governed by Section 1256 which substantially diminishes that Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of
Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses, certain tax elections exist for them which reduce or eliminate the operation of these rules. Each Fund will monitor its transactions in options, foreign currency futures and forward contracts and may make certain tax elections in connection with these investments.

         Notwithstanding any of the foregoing, recent tax law changes may require the Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

         Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time that Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         Each Fund may make an election to mark to market its shares of these foreign investment companies, in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, each Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares; any mark-to-market losses and any loss from an actual disposition of stock would be deductible as ordinary losses to the extent of any net mark-to-market gains previously included in income in prior years. The effect of this election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a Fund-level tax when distributed to shareholders as a dividend. Alternatively, the Funds may elect to include as income and gain their share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

         If a Fund holds zero coupon securities or other securities which are issued at a discount a portion of the difference between the issue price and the face value of such securities ("original issue discount") will be treated as income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the Fund level. In addition, if a Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from a Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by a Fund in a written notice to shareholders.

         Each Fund will be required to report to the Internal Revenue Service all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of
Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of each Fund may be subject to state and local taxes on distributions received from a Fund and on redemptions of a Fund's shares.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

         Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         The Funds' purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply research, market and statistical information to a Fund. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research, market or statistical information. The Adviser will not place orders with broker/dealers on the basis that the broker/dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker-dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Funds with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Funds for this service.

         Although certain research, market and statistical information from broker/dealers may be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than a Fund, and the Adviser in connection with a Fund uses not all such information. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Fund.

         The Directors review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.


         For the fiscal years ended October 31, 1997, 1998 and 1999, neither Global Bond Fund nor Emerging Markets Income Fund paid brokerage commissions.


Portfolio Turnover

         Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less.


         Global Bond Fund's portfolio turnover rate for each of the fiscal years ended October 31, 1999 and 1998 was 148.5% and 218.3%, respectively.

         Emerging Markets Income Fund's portfolio  turnover rate for each of the
fiscal   years  ended   October  31,  1999  and  1998  was  326.8%  and  239.7%,
respectively.


         Recent economic and market conditions necessitated more active trading, resulting in the higher portfolio turnover rates. A higher rate involves greater transaction expenses to a Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for a Fund's portfolio whenever necessary, in management's opinion, to meet the Fund's objectives. Under normal investment conditions, Global Bond Fund's portfolio turnover rate is expected to exceed 200%.

                                 NET ASSET VALUE

         The net asset value of shares of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

         An exchange-traded equity security is valued at its most recent sale price on the exchange it is traded as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. Lacking a Calculated Mean quotation the security is valued at the most recent bid quotation on such exchange as of the Value Time. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system will be valued at its most recent sale price on such system as of the Value Time. Lacking any sales, the security will be valued at the most recent bid quotation as of the Value Time. The value of an equity security not quoted on the Nasdaq system, but traded in another over-the-counter market, is its most recent sale price if there are any sales of such security on such market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean quotation for such security as of the Value Time. Lacking a Calculated Mean quotation the security is valued at the most recent bid quotation as of the Value Time.

         Debt securities, other than money market instruments, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments with an original maturity of sixty days or less maturing at par shall be valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Fund's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts


         The financial highlights of each Fund included in the Funds' combined prospectus and the Financial Statements incorporated by reference in this combined Statement of Additional Information have been so included or incorporated by reference in reliance on the reports of PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, independent accountants, and given on the authority of that firm as experts in accounting and auditing. PricewaterhouseCoopers LLP audits the financial statements of each Fund and provides other audit, tax, and related services.


Other Information

         Many of the investment changes in a Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Adviser in the light of the objectives and policies of the Fund, and such factors as its other portfolio holdings and tax considerations and should not be construed as recommendations for similar action by other investors.

         The CUSIP number for Global Bond Fund is 378947-40-2.

         The CUSIP number for Emerging Markets Income Fund is 378947-10-5.

         Each Fund has a fiscal year end of October 31.

         The law firm of Dechert Price & Rhoads is counsel for the Funds.

         The Corporation employs Brown Brothers Harriman and Co., 40 Water Street, Boston, Massachusetts 02109 as Custodian for each Fund. Brown Brothers Harriman and Co. have entered into agreements with foreign subcustodians approved by the Directors of the Corporation pursuant to Rule 17f-5 of the 1940 Act.

Scudder Fund Accounting Corporation

         Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, 02210- 4103, a subsidiary of the Adviser, computes net asset value for the Funds. Each Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.08% of the first $150 million of average net assets, 0.06% of such assets in excess of $150 million and 0.04% of such assets in excess of $1 billion.


         For the fiscal years ended October 31, 1997, 1998 and 1999, Global Bond Fund incurred fees of $156,250, $105,220 and $89,318, respectively, of which $13,332 was unpaid on October 31,1999.

         For the fiscal years ended  October 31, 1997,  1998 and 1999,  Emerging
Markets   Income  Fund  incurred  fees  of  $258,022,   $225,422  and  $163,968,
respectively, of which $26,591 was unpaid on October 31, 1999.


Scudder Service Corporation

         Scudder Service Corporation ("SSC"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for each Fund. Each Fund pays SSC an annual fee of $25.00 for each account maintained for a participant.


         For the fiscal years ended October 31, 1997, 1998 and 1999, Global Bond Fund incurred fees of $375,659, $250,999 and $201,430, respectively, of which $30,794 was unpaid on October 31, 1999.

         For the fiscal years ended  October 31, 1997,  1998 and 1999,  Emerging
Markets   Income  Fund  incurred  fees  of  $606,320,   $556,145  and  $443,319,
respectively, of which $61,881 was unpaid on October 31, 1999.


Scudder Trust Company

         Scudder Trust Company ("STC"), an affiliate of the Adviser, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Annual service fees are paid by the Fund to STC, Two International Place, Boston, Massachusetts 02110-4103 for such accounts. Each Fund pays STC an annual fee of $29.00 per shareholder account.


         For the fiscal years ended October 31, 1997, 1998 and 1999, Global Bond Fund incurred fees of $16,092, $13,737 and $11,702, respectively, of which $2,890 was unpaid on October 31, 1999.

         For the fiscal years ended October 31, 1997, 1998 and 1999, Emerging Markets Income Fund incurred fees of $33,703, $41,122 and $56,013, respectively, of which $13,150 was unpaid on October 31, 1999.


         The Directors of the Corporation have considered the appropriateness of using this combined Statement of Additional Information for the Funds. There is a possibility that a Fund might become liable for any misstatement, inaccuracy, or incomplete disclosure in this Statement of Additional Information concerning the other Fund.

         The Funds, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

         The Funds' prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Corporation has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

Global Bond Fund

         The financial statements, including the Investment Portfolio of Global Bond Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements, are incorporated by reference and attached hereto in the Annual Report to Shareholders of the Fund dated October 31, 1999, and are hereby deemed to be part of this Statement of Additional Information.

Emerging Markets Income Fund

         The financial statements, including the Investment Portfolio of Emerging Markets Income Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements, are incorporated by reference and attached hereto in the Annual Report to Shareholders of the Fund dated October 31, 1998, and are hereby deemed to be part of this Statement of Additional Information.

                                    APPENDIX

         The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds.

Ratings of Municipal and Corporate Bonds

         S&P:

         Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

         Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Moody's:

         Bonds, which are rated Aaa, are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds, which are rated Aa, are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds, which are rated Baa, are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds, which are rated Ba, are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds, which are rated B generally, lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Bonds, which are rated Caa, are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds, which are rated Ca, represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

[LOGO] SCUDDER INVESTMENTS (SM)

-----------------------------
EQUITY/GLOBAL
-----------------------------

Scudder Global
Discovery Fund*

Fund #010











Prospectus
March 1, 2000

* This fund is properly known as
  Global Discovery Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Scudder Global Discovery Fund


How the fund works

2   Investment Approach

3   Main Risks To Investors

4   The Fund's Track Record

5   How Much Investors Pay

6   ther Policies and Risks

7   Who Manages and Oversees the Fund

9   Financial Highlights


How to invest in the fund

11   How to Buy Shares

12   How to Exchange or Sell Shares

13   Policies You Should Know About

18   Understanding Distributions and Taxes

How the fund works

On the next few pages, you'll find information about this fund's investment goal, the main strategies it uses to pursue that goal, and the main risks that could affect its performance.

Whether you are considering investing in the fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, so be aware that you could lose money.



You can access all Scudder fund prospectuses online at www.scudder.com

--------------------------------------------------------------------------------
          ticker symbol | SGSCX                           fund number | 010

Scudder Global Discovery Fund
--------------------------------------------------------------------------------

Investment Approach


The fund seeks above-average capital appreciation over the long term. The fund invests at least 65% of total assets in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 20% of the Salomon Brothers Broad Market Index). The fund generally focuses on countries with developed economies (including the U.S.). As of December 31, 1999, companies in which the fund invests typically have a market capitalization of between $75 million and $5.7 billion.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for companies that appear to have effective management, strong competitive positioning, vigorous research and development efforts and sound balance sheets.

Growth orientation. The managers generally look for companies that have above-average potential for sustainable growth of revenue or earnings compared to large companies, and whose market value appears reasonable in light of their business prospects.

Analysis of regional themes. The managers look for significant social, economic, industrial and demographic changes, seeking to identify stocks that may benefit from them.

The managers may favor different securities at different times, while still maintaining variety in terms of the countries and industries represented.


The fund will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

OTHER INVESTMENTS


While most of the fund's equities are common stocks, some may be other types of equities, such as convertible stocks or preferred stocks. The fund may invest up to 35% of total assets in common stocks and other equities of large companies or in debt securities (of which, 5% of net assets may be junk bonds, i.e., grade BB and below).

Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), they don't intend to use them as principal investments, and might not use them at all.


--------------------------------------------------------------------------------

                       2 | Scudder Global Discovery Fund

--------------------------------------------------------------------------------
[ICON]             This fund may interest long-term investors who
                   want to diversify a large-cap or domestic
                   portfolio of investments.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

The most important factor with this fund is how U.S. and foreign stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When U.S. and foreign stock prices fall, you should expect the value of your investment to fall as well. Foreign stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. These risks tend to be greater in emerging markets.

Compared to large company stocks, small and mid-size stocks tend to be more volatile, in part because these companies tend to be less established and the valuation of their stocks often depends on future expectations. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters

o        growth stocks may be out of favor for certain periods

o        derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

                       3 | Scudder Global Discovery Fund

--------------------------------------------------------------------------------
[ICON]             While a fund's past performance isn't
                   necessarily a sign of how it will do in the
                   future, it can be valuable for an investor to
                   different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record


The bar chart shows how returns for the fund's Scudder Shares have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund's Scudder Shares and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

---------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
---------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 -0.07   38.18  -7.68  17.84  21.47  9.93  16.43   64.62

  `92    `93   `94    `95    `96    `97    `98      '99

Best Quarter: 41.47%, Q4 1999    Worst Quarter: -16.62%, Q3 1998


---------------------------------------------------------------
Average Annual Total Return (%) as of 12/31/1999
---------------------------------------------------------------

                        1 Year     5 Years   Since Inception*
---------------------------------------------------------------
Fund                     64.62      24.70          18.08
---------------------------------------------------------------
Index                    22.34      13.03          11.18
---------------------------------------------------------------

Index: The Salomon Brothers World Equity Extended Market Index, an unmanaged index of small capitalization stocks from 22 countries.

*        Since 9/10/1991. Index comparison begins 9/30/1991.

In the chart, total returns from 1992 through 1994 and for 1996 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1994 and for 1996 would have been lower if operating expenses hadn't been reduced.


                       4 | Scudder Global Discovery Fund

How Much Investors Pay


This fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly. This table shows fees for the fund's Scudder Shares.

---------------------------------------------------------------
Fee Table
---------------------------------------------------------------
Shareholder Fees (paid directly from your investment)    None
---------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
---------------------------------------------------------------
Management Fee                                          1.10%
---------------------------------------------------------------
Distribution (12b-1) Fee                                 None
---------------------------------------------------------------
Other Expenses*                                         0.58%
                                                        -------
---------------------------------------------------------------
Total Annual Operating Expenses                         1.68%
---------------------------------------------------------------

* Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.


---------------------------------------------------------------
Expense Example
---------------------------------------------------------------

Based on the costs above, this example is designed to help you compare expenses of the fund's Scudder Shares to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.

     1 Year         3 Years         5 Years        10 Years
---------------------------------------------------------------
      $171            $530           $913           $1,987
---------------------------------------------------------------


                        5 | Scudder Global Discovery Fund

Other Policies and Risks

While the sections on the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's goal without seeking shareholder approval.

o As a temporary defensive measure, the fund could shift up to 100% of assets into investments such as money market securities. This could prevent losses, but would mean that the fund was not pursuing its goal.


o This fund may trade securities more actively than many funds, which could mean higher expenses (thus lowering return) and higher taxable distributions.


Euro conversion

Funds that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The investment adviser is working to address euro-related issues as they occur and understands that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a fund's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, request a copy of the Statement of Additional Information (see back cover).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

--------------------------------------------------------------------------------

                          6 | Other Policies and Risks

--------------------------------------------------------------------------------
[ICON]              Scudder Kemper, the company with overall
                    responsibility for managing the fund, takes a
                    takes a team approach to asset management.
--------------------------------------------------------------------------------

Who Manages and Oversees the Fund

The investment adviser

The fund's investment adviser is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds, and currently has more than $290 billion in assets under management.

The fund is managed by a team of investment professionals, who individually represent different areas of expertise and who together develop investment strategies and make buy and sell decisions. Supporting the fund managers are Scudder Kemper's many economists, research analysts, traders, and other investment specialists, located in offices across the United States and around the world.

As payment for serving as investment adviser, Scudder Kemper receives a management fee from the fund. For the most recent fiscal year, the actual amount the fund paid in management fees was 1.10% of average daily net assets.

The portfolio managers

The following people handle the day-to-day management of the fund.


Gerald J. Moran                    Sewall Hodges
Lead Portfolio Manager                o Began investment career
  o Began investment career             in 1986
    in 1968                           o Joined the adviser in 1995
  o Joined the adviser in 1968        o Joined the fund team
  o Joined the fund team                in 1995
    in 1992

Steven T. Stokes
  o Began investment career
    in 1986
  o Joined the adviser in 1996
  o Joined the fund team
    in 1999


                     7 | Who Manages and Oversees the Fund

The Board


A mutual fund's Board is responsible for the general oversight of the fund's business. The majority of the Board is not affiliated with Scudder Kemper. The independent members have primary responsibility for assuring that the fund is managed in the best interests of its shareholders. The following people comprise the fund's Board.

Directors                                Honorary Directors

  Sheryle J. Bolton                       Paul Bancroft III
    o Chief Executive Officer,               o Venture Capitalist and Consultant
      Scientific Learning Corporation
                                          Thomas J. Devine
  William T. Burgin                          o Consultant
    o General Partner,
      Bessemer Venture Partners            William H. Gleysteen
                                            o Consultant
  Keith R. Fox                              o Guest Scholar,
    o Private Equity Investor                 Brookings Institution

  William H. Luers                        Robert G. Stone
    o Chairman and President, U.N.          o Chairman Emeritus and Director,
      Association of America                  Kirby Corporation

  Kathryn L. Quirk
    o Managing Director,
      Scudder Kemper Investments, Inc.

  Joan E. Spero
    o President, Doris Duke
      Charitable Foundation


                     8 | Who Manages and Oversees the Fund

Financial Highlights


This table is designed to help you understand the financial performance of the fund's Scudder Shares in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

Scudder Global Discovery Fund (b)

-------------------------------------------------------------------------------------
Years Ended October 31,                   1999(a)  1998(a)  1997(a)  1996(a)   1995
-------------------------------------------------------------------------------------
Net asset value, beginning of period      $19.81  $21.64   $20.45   $17.54   $16.27
                                          -------------------------------------------
-------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------
  Net investment income (loss)             (.13)   (.10)    (.12)    (.04)    (.03)
-------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                            8.49     .32     2.30     3.59     1.38
                                          -------------------------------------------
-------------------------------------------------------------------------------------
  Total from investment operations          8.36     .22     2.18     3.55     1.35
-------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------
  From net investment income                  --   (.64)    (.13)    (.20)       --
-------------------------------------------------------------------------------------
  From net realized gains on investment
  transactions                                --  (1.41)    (.86)    (.44)    (.08)
                                          -------------------------------------------
-------------------------------------------------------------------------------------
  Total distributions                         --  (2.05)    (.99)    (.64)    (.08)
-------------------------------------------------------------------------------------
Net asset value, end of period            $28.17  $19.81   $21.64   $20.45   $17.54
                                          -------------------------------------------
-------------------------------------------------------------------------------------
Total Return (%)                           41.95    1.19    11.14    20.97     8.32
-------------------------------------------------------------------------------------

Ratios and Supplemental Data
-------------------------------------------------------------------------------------
Net assets, end of period ($ millions)       404     310      349      351      255
-------------------------------------------------------------------------------------
Ratio of operating expenses to average
daily net assets (%)                        1.68    1.65     1.63     1.60     1.69
-------------------------------------------------------------------------------------
Ratio of net investment income to average
daily net assets (%)                       (.66)   (.45)    (.58)    (.20)    (.12)
-------------------------------------------------------------------------------------
Portfolio turnover rate (%)                   64      41       61       63       44
-------------------------------------------------------------------------------------

(a)      Based on monthly average shares outstanding during the period.

(b) On April 16, 1998 existing shares of the fund were designated as Scudder Shares and are generally not available to new investors.


                            9 | Financial Highlights

How to invest in the fund

The following pages tell you how to invest in the fund and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket or financial adviser -- your provider may have its own policies or instructions, and you should follow those.

How to Buy Shares

Use these instructions to invest directly with Scudder. Make out your check to "The Scudder Funds."

--------------------------------------------------------------------------------
                   First investment                 Additional investments
--------------------------------------------------------------------------------
                   $2,500 or more for regular       $100 or more for regular
                   accounts                         accounts

                   $1,000 or more for IRAs          $50 or more for IRAs

                                                    $50 or more with an Automatic
                                                    Investment Plan
--------------------------------------------------------------------------------
By mail or express o Fill out and sign an           o Send a check and a Scudder
(see below)          application                      investment slip to us at the
                                                      appropriate address below
                   o Send it to us at the
                     appropriate address, along     o If you don't have an
                     with an investment check         investment slip, simply
                                                      include a letter with your
                                                      name, account number, the
                                                      full name of the fund and
                                                      your investment instructions
--------------------------------------------------------------------------------
By wire            o Call 1-800-SCUDDER for         o Call 1-800-SCUDDER for
                     instructions                     instructions
--------------------------------------------------------------------------------
By phone           --                                o Call 1-800-SCUDDER for
                                                       instructions
--------------------------------------------------------------------------------
With an                                              o To set up regular investments
automatic                                              from a bank checking account,
investment plan    --                                  call 1-800-SCUDDER
--------------------------------------------------------------------------------
Using
QuickBuy           --                                o Call 1-800-SCUDDER
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[ICON]               Regular mail:
                     The Scudder Funds, PO Box 2291, Boston, MA 02107-2291

                     Express, registered or certified mail:
                     The Scudder Funds, 66 Brooks Drive, Braintree, MA 02184-3839

                     Fax number: 1-800-821-6234 (for exchanging and selling only)
--------------------------------------------------------------------------------

                             11 | How to Buy Shares

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in an account opened directly with Scudder.


----------------------------------------------------------------------------------------
                   Exchanging into another fund     Selling shares
----------------------------------------------------------------------------------------
                   $2,500 or more to open a new     Some transactions, including
                   account ($1,000 for IRAs)        most for over $100,000, can only
                                                    be ordered in writing; if you're in
                   $100 or more for exchanges       doubt, see page 15
                   between existing accounts
----------------------------------------------------------------------------------------
By phone          o Call 1-800-SCUDDER for          o Call 1-800-SCUDDER for
or wire             instructions                      instructions
----------------------------------------------------------------------------------------
Using SAIL(TM)    o Call 1-800- 343-2890 and        o Call 1-800-343-2890 and
                    follow the instructions           follow the instructions
----------------------------------------------------------------------------------------
By mail,          Write a letter that includes:     Write a letter that includes:
express or fax
(see previous     o the fund, class and account     o the fund, class and account
page)               number you're exchanging          number from which you want to
                    out of                            sell shares

                  o the dollar amount or number     o the dollar amount or number
                    of shares you want to exchange    of shares you want to sell

                  o the name and class of the       o your name(s), signature(s)
                    fund you want to exchange into    and address, as they appear
                                                      on your account
                  o your name(s), signature(s)
                    and address, as they appear     o a daytime telephone number
                    on your account

                  o a daytime telephone number
----------------------------------------------------------------------------------------
With an automatic                                   o To set up regular cash
withdrawal plan    --                                 payments from a Scudder
                                                      account, call 1-800-SCUDDER
----------------------------------------------------------------------------------------
Using QuickSell    --                               o Call 1-800-SCUDDER
----------------------------------------------------------------------------------------




                       12 | How to Exchange or Sell Shares

--------------------------------------------------------------------------------
[ICON] Questions? You can speak to a Scudder representative between 8 a.m. and 8 p.m. Eastern time on any fund business day by calling 1-800-SCUDDER.
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to the fund's Scudder Shares. The fund does have other share classes, which are described in a separate prospectus and which have different fees, requirements and services.

Policies about transactions

The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price for its Scudder Shares every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

                       Policies You Should Know About | 13

--------------------------------------------------------------------------------
[ICON] The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.
--------------------------------------------------------------------------------

SAIL(TM), the Scudder Automated Information Line, is available 24 hours a day by calling 1-800-343-2890. You can use SAIL to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-SCUDDER.

When you call us to sell shares, we may record the call, ask you for certain information, or take other steps designed to prevent fraudulent orders. It's important to understand that as long as we take reasonable steps to ensure that an order appears genuine, we are not responsible for any losses that may occur.

When you ask us to send or receive a wire, please note that while we don't charge a fee to receive wires, we will deduct a $5 fee from all wires sent from us to your bank. Your bank may charge its own fees for handling wires. The funds can only accept wires of $100 or more.

                       14 | Policies You Should Know About

Exchanges among Scudder funds are an option for shareholders who bought their fund shares directly from Scudder and many other investors as well. Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject purchase orders, for these or other reasons.

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays.

                      Policies You Should Know About | 15

--------------------------------------------------------------------------------
[ICON]   If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.
--------------------------------------------------------------------------------

How the fund calculates share price

The share price for the fund's Scudder Shares is its net asset value per share, or NAV. To calculate NAV, the fund uses the following equation, taking figures for this share class only:

                            TOTAL ASSETS - TOTAL LIABILITIES
                           ----------------------------------  = NAV
                           TOTAL NUMBER OF SHARES OUTSTANDING

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the fund's Board. In such a case, the fund's value for a security is likely to be different from quoted market prices.

To the extent that the fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days when the fund doesn't price its shares.

                       16 | Policies You Should Know About

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o charge you $10 a year if your account balance falls below $2,500, and close your account and send you the proceeds if your balance falls below $1,000; in either case, we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts, to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number


o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; in most cases, the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less


o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

                      Policies You Should Know About | 17

--------------------------------------------------------------------------------
[ICON] Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.
--------------------------------------------------------------------------------

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The fund intends to pay dividends and distributions to its shareholders in December, and if necessary may do so at other times as well.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

                   18 | Understanding Distributions and Taxes

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:


Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
 o short-term capital gains from selling fund shares
--------------------------------------------------------------------------------
 o taxable income dividends you receive from the fund
--------------------------------------------------------------------------------
 o short-term capital gains distributions you receive from the fund
--------------------------------------------------------------------------------

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
 o long-term capital gains from selling fund shares
--------------------------------------------------------------------------------
 o long-term capital gains distributions you receive from the fund
--------------------------------------------------------------------------------

You may be able to claim a tax credit or deduction for your share of any foreign taxes the fund pays.

The fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before the fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

                   Understanding Distributions and Taxes | 19

Notes

Notes

To Get More Information

Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effect of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we mail one copy per household. For more copies, call 1-800-SCUDDER.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).


If you'd like to ask for copies of these documents, or if you're a shareholder and have questions, please contact Scudder or the SEC (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.

Scudder Funds                SEC
PO Box 2291                  450 Fifth Street, N.W.
Boston, MA 02107-2291        Washington, DC 20549-0102
1-800-SCUDDER                1-202-942-8090

www.scudder.com              www.sec.gov



SEC File Number      811-4670

                     GLOBAL DISCOVERY FUND -- SCUDDER SHARES

      Global Discovery Fund is a series of Global/International Fund, Inc.

                  A Diversified Mutual Fund Series Which Seeks
            Above-Average Capital Appreciation over the Long Term by
              Investing Primarily in the Equity Securities of Small
                     Companies Located Throughout the World




--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                  March 1, 2000


--------------------------------------------------------------------------------



         This Statement of Additional Information is not a prospectus. The prospectus of the Scudder Shares class of Global Discovery Fund dated March 1, 2000, as amended from time to time, may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling 1-800-225-2470.


         The Annual Report to Shareholders of Scudder Global Discovery Fund dated October 31, 1999, is incorporated by reference and are hereby deemed to be part of this Statement of Additional Information.

                                TABLE OF CONTENTS
                                                                                                                Page

THE FUND'S INVESTMENT OBJECTIVES AND POLICIES............................................................1
         General Investment Objective and Policies.......................................................1
         Risk Factors....................................................................................2
         Specialized Investment Techniques...............................................................9
         Investment Restrictions........................................................................13

PURCHASES...............................................................................................21
         Additional Information About Opening An Account................................................21
         Minimum Balances...............................................................................21
         Additional Information About Making Subsequent Investments.....................................21
         Additional Information About Making Subsequent Investments by QuickBuy.........................22
         Checks.........................................................................................22
         Wire Transfer of Federal Funds.................................................................22
         Share Price....................................................................................22
         Share Certificates.............................................................................22
         Other Information..............................................................................22

EXCHANGES AND REDEMPTIONS...............................................................................21
         Exchanges......................................................................................23
         Redemption by Telephone........................................................................24
         Redemption by QuickSell........................................................................25
         Redemption by Mail or Fax......................................................................26
         Redemption-in-Kind.............................................................................26
         Other Information..............................................................................27


FEATURES AND SERVICES OFFERED BY THE FUND...............................................................27
         The No-Load Concept............................................................................27
         Internet Access................................................................................28
         Dividend and Capital Gain Distribution Options.................................................28
         Diversification................................................................................29
         Reports to Shareholders........................................................................29
         Transaction Summaries..........................................................................29


THE SCUDDER FAMILY OF FUNDS.............................................................................30

SPECIAL PLAN ACCOUNTS...................................................................................29
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension Plans for Corporations
         and Self-Employed Individuals..................................................................32
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and
         Self-Employed Individuals......................................................................33
         Scudder IRA:  Individual Retirement Account....................................................33
         Scudder Roth IRA:  Individual Retirement Account...............................................33
         Scudder 403(b) Plan............................................................................34
         Automatic Withdrawal Plan......................................................................34
         Group or Salary Deduction Plan.................................................................34
         Automatic Investment Plan......................................................................34
         Uniform Transfers/Gifts to Minors Act..........................................................35

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS...............................................................35

PERFORMANCE INFORMATION.................................................................................35
         Average Annual Total Return....................................................................35
         Cumulative Total Return........................................................................36
         Total Return...................................................................................36
         Comparison of Portfolio Performance............................................................38


                                       i

                          TABLE OF CONTENTS (continued)
                                                                                                                Page

         Taking a Global Approach.......................................................................38

ORGANIZATION OF THE FUND................................................................................36

INVESTMENT ADVISER......................................................................................38
         Personal Investments by Employees of the Adviser...............................................41

DIRECTORS AND OFFICERS..................................................................................41

REMUNERATION............................................................................................43
         Responsibilities of the Board -- Board and Committee Meetings..................................43
         Compensation of Officers and Directors.........................................................44

DISTRIBUTOR.............................................................................................45

TAXES...................................................................................................45

PORTFOLIO TRANSACTIONS..................................................................................49
         Brokerage......................................................................................49
         Portfolio Turnover.............................................................................50

NET ASSET VALUE.........................................................................................50

ADDITIONAL INFORMATION..................................................................................51
         Experts........................................................................................51
         Other Information..............................................................................51

FINANCIAL STATEMENTS....................................................................................52

APPENDIX

                  THE FUND'S INVESTMENT OBJECTIVES AND POLICIES


         Global  Discovery  Fund  (the  "Fund")  is  a  diversified   series  of
Global/International Fund, Inc. (the "Corporation"), an open-end management investment company which continuously offers and redeems its shares at net asset value. The Fund is a company of the type commonly known as a mutual fund. Scudder Global Discovery Fund changed its name to Global Discovery Fund on April 16, 1998.


         Global Discovery Fund offers the following classes of shares: Scudder Shares (the "Scudder Shares" or "Shares"), and Kemper Global Discovery Fund Class A, B and C Shares. Only the Scudder Shares of Global Discovery Fund are offered herein.

         Changes in portfolio securities are made on the basis of investment considerations, and it is against the policy of management to make changes for trading purposes. The Fund cannot guarantee a gain or eliminate the risk of loss and the net asset value of the Fund's shares will increase or decrease with changes in the market price of the Fund's investments.

         Foreign securities such as those that may be purchased by the Fund may be subject to foreign governmental taxes which could reduce the yield, if any, on such securities, although a shareholder of the Fund may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund. (See "TAXES.")

         Because of the Fund's investment considerations discussed herein and their investment policies, investment in Shares of the Fund is not intended to provide a complete investment program for an investor. The value of the Fund's Shares when sold may be higher or lower than when purchased.

General Investment Objective and Policies

         Descriptions in this Statement of Additional Information of a particular investment practice or technique in which Global Discovery Fund may engage (such as short selling, hedging, etc.) or a financial instrument in which the Fund may purchase (such as options, forward foreign currency contracts, etc.) are meant to descrbe the spectrum of investments that Scudder Kemper Investments, Inc. (the "Adviser"), in its discretion, might, but is not required to, use in managing the Fund's portfolio assets. The Adviser may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all fund advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Fund but, to the extent employed, could from time to time have a material impact on the Fund's performance.

         Global Discovery Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. The Fund is designed for investors looking for above-average appreciation potential (when compared with the overall domestic stock market as reflected by Standard & Poor's 500 Corporation Composite Price Index) and the benefits of investing globally, but who are willing to accept above-average stock market risk, the impact of currency fluctuation and little or no current income.

         In pursuit of its objective, the Fund generally invests in small, rapidly growing companies which offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market. The Fund has the flexibility to invest in any region of the world. It can invest in companies based in emerging markets, typically in the Far East, Latin America and Eastern Europe, as well as in firms operating in developed economies, such as those of the United States, Japan and Western Europe.

         The Adviser invests the Fund's assets in companies it believes offer above-average earnings, cash flow or asset growth potential. It also invests in companies which may receive greater market recognition over time. The Adviser believes that these factors offer significant opportunity for long-term capital appreciation. The Adviser evaluates investments for the Fund from both a macroeconomic and microeconomic perspective, using fundamental analysis, including field research. The Adviser analyzes the growth potential and relative value of possible investments. When evaluating an individual company, the Adviser takes into consideration numerous factors, including the depth and
quality  of  management;   a  company's  product  line,  business  strategy  and
competitive position; research and development efforts; financial strength, including degree of leverage; cost structure; revenue and earnings growth potential; price-earnings ratios and other stock valuation measures. Secondarily, the Adviser weighs the attractiveness of the country and region in which a company is located.

         While the Fund's Adviser believes that smaller, lesser-known companies can offer greater growth potential than larger, more established firms, the former also involve greater risk and price volatility. To help reduce risk, the Fund expects, under usual market conditions, to diversify its portfolio widely by company, industry and country. Under normal circumstances, the Fund invests at least 65% of its total assets in the equity securities of small companies. The Fund intends to allocate investments among at least three countries at all times, one of which may be the United States.


         The Fund invests primarily in companies whose individual equity market capitalization would place them in the same size range as companies in approximately the lowest 20% of world market capitalization as represented by the Salomon Brothers Broad Market Index, an index comprised of equity securities of more than 6,500 small-, medium- and large-sized companies based in 22 markets around the globe. As of December 31, 1999, companies in which the Fund typically invests have a market capitalization of between $75 million and $5.7 billion.


         The equity securities in which the Fund may invest consist of common stocks, preferred stocks (either convertible or nonconvertible), rights and warrants. These securities may be listed on the U.S. or foreign securities exchanges or traded over-the-counter. For capital appreciation purposes, the Fund may purchase notes, bonds, debentures, government securities and zero coupon bonds (any of which may be convertible or nonconvertible). The Fund may invest in foreign securities and American Depositary Receipts which may be sponsored or unsponsored. The Fund may also invest in closed-end investment companies holding foreign securities, enter into repurchase agreements and engage in strategic transactions. For temporary defensive purposes, the Fund may, during periods in which conditions in securities markets warrant, invest without limit in cash and cash equivalents. It is impossible to predict how long such alternative strategies will be utilized. More information about investment techniques is provided under "Specialized Investment Techniques of the Funds."

Small Company Risk. The Adviser believes that smaller companies often have sales and earnings growth rates which exceed those of larger companies, and that such growth rates may in turn be reflected in more rapid share price appreciation over time. However, investing in smaller company stocks involves greater risk than is customarily associated with investing in larger, more established companies. For example, smaller companies can have limited product lines, markets, or financial and managerial resources. Smaller companies may also be dependent on one or a few key persons, and may be more susceptible to losses and risks of bankruptcy. Also, the securities of smaller companies may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time). Transaction costs in smaller company stocks may be higher than those of larger companies.

Master/feeder structure. The Board of Directors has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder structure fund as described below.

         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.


Interfund Borrowing and Lending Program. The Fund has received exemptive relief from the SEC which permits the Fund to participate in an interfund lending program among certain investment companies advised by the Adviser. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Fund is actually engaged in borrowing through the interfund lending program, the Fund, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that the Fund may engage in reverse repurchase agreements and dollar rolls for any purpose.


Risk Factors

Foreign Securities. Global Discovery Fund is intended to provide individual and institutional investors with an opportunity to invest a portion of their assets in a diversified portfolio of securities of U.S. and foreign companies located worldwide and is designed for long-term investors who can accept international investment risk. The Fund is designed for investors who can accept currency and other forms of international investment risk. The Adviser believes that allocation of the Fund's assets on a global basis decreases the degree to which events in any one country, including the U.S., will affect an investor's entire investment holdings. In the period since World War II, many leading foreign economies have grown more rapidly than the U.S. economy and from time to time have had interest rate levels that had a higher real return than the U.S. bond market. Consequently, the securities of foreign issuers have provided attractive returns relative to the returns provided by the securities of U.S. issuers, although there can be no assurance that this will be true in the future.

         Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may affect the Fund's performance favorably or unfavorably. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than that of the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than that in the U.S. market and at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Adviser will endeavor to achieve the most favorable net results on the Fund's portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of confiscatory or withholding taxation, political, social or economic instability, or diplomatic developments which could affect U.S. investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Adviser seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.

Eastern Europe. Investments in companies domiciled in Eastern European countries may be subject to potentially greater risks than those of other foreign issuers. These risks include (i) potentially less social, political and economic stability; (ii) the small current size of the markets for such securities and the low volume of trading, which result in less liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries, or in the countries of the former Soviet Union. Global Discovery Fund may invest up to 5% of its total assets in the securities of issuers domiciled in Eastern European countries.

         Investments  in  such  countries  involve  risks  of   nationalization,
expropriation and confiscatory taxation. The Communist governments of a number of East European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there may be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in East European countries. Finally, even though certain East European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Fund's shareholders.

Foreign Currencies. Investments in foreign securities usually will involve currencies of foreign countries. Moreover, the Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts, foreign currency futures contracts and options on such contracts. Because of these factors, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Funds' custodian values the Fund's assets daily in terms of U.S. dollars, none of the Funds intends to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward or futures contracts to purchase or sell foreign currencies.

         Because the Fund normally will be invested in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in the U.S. markets. The Fund's share price will reflect the movements of both the different stock and bond markets in which it is invested and of the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. The Funds invest in many securities markets around the world in an attempt to take advantage of opportunities wherever they may arise.

Investing in Emerging Markets. Most emerging securities markets may have substantially less volume and are subject to less government supervision than U.S. securities markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. In addition, there is less regulation of securities exchanges, securities dealers, and listed and unlisted companies in emerging markets than in the U.S.

         Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no cash is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

         Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging markets debt obligations and increase the costs and expenses of the Fund. Certain emerging markets require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging markets may also restrict investment opportunities in issuers in industries deemed important to national interest.

         Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

         In the course of investment in emerging market debt obligations, the Fund will be exposed to the direct or indirect consequences of political, social and economic changes in one or more emerging markets. Political changes in emerging market countries may affect the willingness of an emerging market country governmental issuer to make or provide for timely payments of its obligations. The country's economic status, as reflected, among other things, in its inflation rate, the amount of its external debt and its gross domestic product, also affects its ability to honor its obligations. While the Fund manages its assets in a manner that will seek to minimize the exposure to such risks, and will further reduce risk by owning the bonds of many issuers, there can be no assurance that adverse political, social or economic changes will not cause the Fund to suffer a loss of value in respect of the securities in the Fund's portfolio.

         The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's securities in such markets may not be readily available. The Corporation may suspend redemption of its shares for any period during which an emergency exists, as determined by the Securities and Exchange Commission (the "SEC"). Accordingly if the Fund believes that appropriate circumstances exist, it will promptly apply to the SEC for a determination that an emergency is present. During the period commencing from the Fund's identification of such condition until the date of the SEC action, the Fund's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Corporation's Board of Directors.

         Volume and liquidity in most foreign bond markets are less than in the U.S. and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain emerging markets, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the Fund's investments in those countries. Moreover, individual emerging market economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.


         The Fund may have limited legal recourse in the event of a default with respect to certain debt obligations it holds. If the issuer of a fixed-income security owned by the Fund defaults, the Fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market country governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. The Fund's ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements. With four exceptions, (Panama, Cuba, Costa Rica and Yugoslavia), no sovereign emerging markets borrower has defaulted on an external bond issue since World War II.


         Income from securities held by the Fund could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which the Fund makes its investments. The Fund's net asset value may also be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested. The Adviser will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

         Many emerging markets have experienced substantial, and in some periods extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

         Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

         Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the Fund's portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect the Fund's assets should these conditions recur.

         The ability of emerging market country governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and diminish its trade account surplus, if any. To the extent that emerging markets receive payment for its exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

         To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

         Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

Investing in Latin America. Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Latin American countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

         The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

         The limited size of many Latin American securities markets and limited trading volume in the securities of Latin American issuers compared to volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

         The Fund may invest a portion of its assets in securities denominated in currencies of Latin American countries. Accordingly, changes in the value of these currencies against the U.S. dollar may result in corresponding changes in the U.S. dollar value of the Fund's assets denominated in those currencies.

         Some Latin American countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, certain Latin American currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund's net asset value.

         The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Certain Latin American countries have experienced high levels of inflation which can have a debilitating effect on an economy, although some have begun to control inflation in recent years through prudent economic policies. Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to the Fund at a higher rate than those imposed by other foreign countries. This may reduce the Fund's investment income available for distribution to shareholders.

         Certain Latin American countries such as Argentina, Brazil and Mexico are among the world's largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared moratoria on the payment of principal and/or interest on outstanding debt.

         Latin America is a region rich in natural resources such as oil, copper, tin, silver, iron ore, forestry, fishing, livestock and agriculture. The region has a large population (roughly 300 million) representing a large domestic market. Economic growth was strong in the 1960s and 1970s, but slowed dramatically (and in some instances was negative) in the 1980s as a result of poor economic policies, higher international interest rates, and the denial of access to new foreign capital. Although a number of Latin American countries are currently experiencing lower rates of inflation and higher rates of real growth in gross domestic product than they have in the past, other Latin American countries continue to experience significant problems, including high inflation rates and high interest rates. Capital flight has proven a persistent problem and external debt has been forcibly restructured. Political turmoil, high inflation, capital repatriation restrictions, and nationalization have further exacerbated conditions.

         Governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in those countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as military coups, have occurred in the past and could also adversely affect the Fund's investments in this region.

         Changes in political leadership, the implementation of market oriented economic policies, such as privatization, trade reform and fiscal and monetary reform are among the recent steps taken to renew economic growth. External debt is being restructured and flight capital (domestic capital that has left home country) has begun to return. Inflation control efforts have also been implemented. Free Trade Zones are being discussed in various areas around the region, the most notable being a free zone among Mexico, the U.S. and Canada and another zone among four countries in the southernmost point of Latin America. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.

Investing in the Pacific Basin. Economies of individual Pacific Basin countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, interest rate levels, and balance of payments position. Of particular importance, most of the economies in this region of the world are heavily dependent upon exports, particularly to developed countries, and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the U.S. and other countries with which they trade. These economies also have been and may continue to be negatively impacted by economic conditions in the U.S. and other trading partners, which can lower the demand for goods produced in the Pacific Basin.

         With respect to the Peoples Republic of China and other markets in which the Fund may participate, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments that could adversely impact a Pacific Basin country or the Fund's investment in the debt of that country.

         Foreign companies, including Pacific Basin companies, are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. Consequently, there may be less publicly available information about such companies than about U.S. companies. Moreover, there is generally less government supervision and regulation in the Pacific Basin than in the U.S.

Investing in Europe. Most Eastern European nations, including Hungary, Poland, Czech Republic, Slovak Republic, and Romania have had centrally planned, socialist economies since shortly after World War II. A number of their governments, including those of Hungary, the Czech Republic, and Poland are currently implementing or considering reforms directed at political and economic liberalization, including efforts to foster multi-party political systems, decentralize economic planning, and move toward free market economies. At present, no Eastern European country has a developed stock market, but Poland, Hungary, and the Czech Republic have small securities markets in operation. Ethnic and civil conflict currently rage through the former Yugoslavia. The outcome is uncertain.

         Both the European Community (the "EC") and Japan, among others, have made overtures to establish trading arrangements and assist in the economic development of the Eastern European nations. A great deal of interest also surrounds opportunities created by the reunification of East and West Germany. Following reunification, the Federal Republic of Germany has remained a firm and reliable member of the EC and numerous other international alliances and organizations. To reduce inflation caused by the unification of East and West Germany, Germany has adopted a tight monetary policy which has led to weakened exports and a reduced domestic demand for goods and services. However, in the long-term, reunification could prove to be an engine for domestic and international growth.

         The  conditions  that  have  given  rise  to  these   developments  are
changeable, and there is no assurance that reforms will continue or that their goals will be achieved.

         Portugal is a genuinely emerging market which has experienced rapid growth since the mid-1980s, except for a brief period of stagnation over 1990-91. Portugal's government remains committed to privatization of the financial system away from one dependent upon the banking system to a more balanced structure appropriate for the requirements of a modern economy. Inflation continues to be about three times the EC average.

         Economic reforms launched in the 1980s continue to benefit Turkey in the 1990s. Turkey's economy has grown steadily since the early 1980s, with real growth in per capita Gross Domestic Product (the "GDP") increasing more than 6% annually. Agriculture remains the most important economic sector, employing approximately 55% of the labor force, and accounting for nearly 20% of GDP and 20% of exports. Inflation and interest rates remain high, and a large budget deficit will continue to cause difficulties in Turkey's substantial transformation to a dynamic free market economy.

         Like many other Western economies, Greece suffered severely from the global oil price hikes of the 1970s, with annual GDP growth plunging from 8% to 2% in the 1980s, and inflation, unemployment, and budget deficits rising sharply. The fall of the socialist government in 1989 and the inability of the conservative opposition to obtain a clear majority have led to business uncertainty and the continued prospects for flat economic performance. Once Greece has sorted out its political situation, it will have to face the challenges posed by the steadily increasing integration of the EC, including the progressive lowering of trade and investment barriers. Tourism continues as a major industry, providing a vital offset to a sizable commodity trade deficit.

         Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims of which have not been entirely settled. There can be no assurance that the Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in leadership or policies of Eastern European countries, or countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

Investing in Africa. Africa is a continent of roughly 50 countries with a total population of approximately 840 million people. Literacy rates (the percentage of people who are over 15 years of age and who can read and write) are relatively low, ranging from 20% to 60%. The primary industries include crude oil, natural gas, manganese ore, phosphate, bauxite, copper, iron, diamond, cotton, coffee, cocoa, timber, tobacco, sugar, tourism and cattle.

         Many of the countries are fraught with political instability. However, there has been a trend over the past five years toward democratization. Many countries are moving from a military style, Marxist, or single party government to a multi-party system. Still, there remain many countries that do not have a stable political process. Other countries have been enmeshed in civil wars and border clashes.

         Economically, the Northern Rim countries (including Morocco, Egypt and Algeria) and Nigeria, Zimbabwe and South Africa are the wealthier countries on the continent. The market capitalization of these countries has been growing recently as more international companies invest in Africa and as local companies start to list on the exchanges. However, religious and ethnic strife has been a significant source of instability.

         On the other end of the economic spectrum are countries, such as Burkinafaso, Madagascar and Malawi, that are considered to be among the poorest or least developed in the world. These countries are generally landlocked or have poor natural resources. The economies of many African countries are heavily dependent on international oil prices. Of all the African industries, oil has been the most lucrative, accounting for 40% to 60% of many countries' GDP. However, general decline in oil prices has had an adverse impact on many economies.

Specialized Investment Techniques

Debt Securities. If the Adviser determines that the capital appreciation on debt securities is likely to exceed that of common stocks, the Fund may invest in debt securities of foreign and U.S. issuers. Portfolio debt investments will be selected on the basis of capital appreciation potential, by evaluating, among other things, potential yield, if any, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the world, taking into account the ability to hedge a degree of currency or local bond price risk. The Fund may purchase "investment-grade" bonds, which are those rated Aaa, Aa, A or Baa by Moody's Investors Service ("Moody's") or AAA, AA, A or BBB by Standard & Poor's Ratings Services ("S&P"), a division of The McGraw-Hill Companies, Inc. or, if unrated, judged to be of equivalent quality as determined by the Adviser. Bonds rated Baa or BBB may have speculative elements as well as investment-grade characteristics. The Fund may also invest up to 5% of its net assets in debt securities which are rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P and in unrated securities of equivalent quality.

High Yield/High Risk Securities. Below investment-grade securities, commonly referred to as "junk bonds" (rated Ba and lower by Moody's and BB and lower by S&P), or unrated securities of equivalent quality, in which the Fund may invest up to 5% of its net assets, carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

         Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Fund to accurately value high yield securities in the Fund's portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

         Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Fund's investment objective by investment in such securities may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of such security.

         Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type. For more information regarding tax issues related to high yield securities, see "TAXES."

Convertible Securities. The Fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

         The convertible securities in which the Fund may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

         Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"(TM)). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with shorter maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Illiquid Securities. The Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

         Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the 1933 Act. The Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

Repurchase Agreements. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System, with any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer, or any foreign bank, if the repurchase agreement is fully secured by government securities of the particular foreign jurisdiction, if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase, or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P.

         A repurchase agreement provides a means for the Fund to earn income on assets for periods as short as overnight. It is an arrangement under which the Fund acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Obligations subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.

         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. To protect against such potential loss, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities. A repurchase agreement with foreign banks may be available with respect to government securities of the particular foreign jurisdiction, and such repurchase agreements involve risks similar to repurchase agreements with U.S.
entities.

When-Issued Securities. The Fund may from time to time purchase securities on a "when-issued" or "forward delivery" basis for payment and delivery at a later date. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities takes place at a later date. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. At the time of settlement, the market value of the when-issued or forward delivery securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. The Fund will establish a segregated account with the Funds' custodian in which it will maintain cash or liquid assets equal in value to commitments for when-issued or forward delivery securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. The Fund will not enter into such transactions for leverage purposes.

Lending of Portfolio Securities. The Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the SEC, such loans may be made to member firms of the New York Stock Exchange (the "Exchange"), and would be required to be secured continuously by collateral in cash or liquid assets maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Fund would continue to receive the equivalent of the interest paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Fund determines to make securities loans, the value of the securities loaned will not exceed 5% of the value of the Fund's total assets at the time any loan is made.

Zero Coupon Securities. The Fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon securities which are convertible into common stock offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follows the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks, as they usually are issued with maturities of 15 years or less and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

         Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" (TIGRS(TM)) and Certificate of Accrual on Treasuries (CATS(TM)). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Fund, most likely will be deemed the beneficial holder of the underlying U.S. Government securities. The Fund understands that the staff of the Division of Investment Management of the SEC no longer considers such privately stripped obligations to be U.S. Government securities, as defined in the 1940 Act.

         The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself (see "TAXES").

         The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself (see "TAXES").


Real Estate Investment Trusts ("REITs"). The Fund may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of the Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

         Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from the registration requirements of the Investment Company Act of 1940. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.


FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Other Mortgage-Backed Securities. The Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages.

Borrowing. As a matter of fundamental policy, the Fund will not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Directors do not currently intend to borrow for investment leverage purposes, if such a strategy were implemented in the future it would increase the Fund's volatility and the risk of loss in a declining market. Borrowing by the Fund will involve special risk considerations. Although the principal of the Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Strategic Transactions and Derivatives. The Fund may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of fixed-income securities in the Fund's portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

         In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic Transactions"). In addition, strategic transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limitations imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to
Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of the Fund, and the Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of the Fund.

         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

         If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

         The Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

         The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         The Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. The Fund may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Adviser.

         The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         The Fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

         The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values. The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as the Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

         Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid assets denominated in that currency equal to the Fund's obligations or to segregate cash or liquid assets equal to the amount of the Fund's obligation.

         OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating cash or liquid assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

Investment Company Securities. The Fund may acquire securities of other investment companies to the extent consistent with its investment objective and subject to the limitations of the 1940 Act. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

For example, the Fund may invest in a variety of investment companies which seek to track the composition and performance of specific indexes or a specific portion of an index. These index-based investments hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Examples of index-based investments include:

SPDRs(R): SPDRs, an acronym for "Standard & Poor's Depositary Receipts," are based on the S&P 500 Composite Stock Price Index. They are issued by the SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

MidCap SPDRs(R): MidCap SPDRs are based on the S&P MidCap 400 Index. They are issued by the MidCap SPDR Trust, a unit investment trust that holds a portfolio of securities consisting of substantially all of the common stocks in the S&P MidCap 400 Index in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

Select Sector SPDRs(R): Select Sector SPDRs are based on a particular sector or group of industries that are represented by a specified Select Sector Index within the Standard & Poor's Composite Stock Price Index. They are issued by The Select

Sector  SPDR  Trust,  an  open-end  management   investment  company  with  nine
portfolios that each seeks to closely track the price performance and dividend yield of a particular Select Sector Index.

DIAMONDS(SM): DIAMONDS are based on the Dow Jones Industrial Average(SM). They are issued by the DIAMONDS Trust, a unit investment trust that holds a portfolio of all the component common stocks of the Dow Jones Industrial Average and seeks to closely track the price performance and dividend yield of the Dow.

Nasdaq-100 Shares: Nasdaq-100 Shares are based on the Nasdaq 100 Index. They are issued by the Nasdaq-100 Trust, a unit investment trust that holds a portfolio consisting of substantially all of the securities, in substantially the same weighting, as the component stocks of the Nasdaq-100 Index and seeks to closely track the price performance and dividend yield of the Index.

WEBs(SM): WEBs, an acronym for "World Equity Benchmark Shares," are based on 17 country-specific Morgan Stanley Capital International Indexes. They are issued by the WEBs Index Fund, Inc., an open-end management investment company that seeks to generally correspond to the price and yield performance of a specific Morgan Stanley Capital International Index.

Investment Restrictions

         Unless specified to the contrary, the following fundamental policies may not be changed without the approval of a majority of the outstanding voting securities of the Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

         If a percentage restriction on investment or utilization of assets as set forth under "Investment Restrictions" and "Other Investment Policies" above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or the total cost of the Fund's assets will not be considered a violation of the restriction.

         The Fund has elected to be classified as a diversified series of an open-end investment company. In addition, as a matter of fundamental policy, the Fund may not:

         1. borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         2. issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         3.       purchase  physical   commodities  or  contracts   relating  to
                  physical commodities;

         4. concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         5. engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         6. purchase or sell real estate, which term does not include securities or companies which deal in real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities; or

         7. make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

         Nonfundamental policies may be changed by the Directors of the Corporation and without shareholder approval. As a matter of nonfundamental policy, the Fund does not currently intend to:

         1. borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

         2. enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

         3. purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments,
                  (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

         4. purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

         5. enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         6. purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

         7. lend portfolio securities in an amount greater than 5% of its total assets.

         If a percentage restriction on investment or utilization of assets as set forth under "Investment Restrictions" above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or the total cost of the Fund's assets will not be considered a violation of the restriction.

                                    PURCHASES

         Scudder Shares of Global Discovery Fund require a $2,500 minimum initial investment and a minimum subsequent investment of $100. The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with the Fund and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account offered by the Fund. Investment minimums may also be waived for Directors and officers of the Fund. The Fund, Scudder Investor Services, Inc., Kemper Distributors, Inc. and Scudder Financial Intermediary Services Group each reserves the right to reject any purchase order. All funds will be invested in full and fractional shares.

Additional Information About Opening An Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have a certified Tax Identification Number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the taxpayer identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02110, ABA Number 011000028, DDA Account Number: 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

         The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

Minimum Balances

         Shareholders should maintain a share balance worth at least $2,500 ($1,000 for fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gifts to Minors Act, and Uniform Transfers to Minors Act accounts), which amount may be changed by the Board of Directors. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $100/month ($50/month for fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

         The Fund reserves the right, following 60 days' written notice to applicable shareholders, to:

         o assess an annual $10 per fund charge (with the fee to be paid to the Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500; and

         o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder at the address of record.

         Reductions in value that result solely from market activity will not trigger an annual fee or involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

         Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or
UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.

Additional Information About Making Subsequent Investments

         Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks. Contact the Distributor at 1-800-SCUDDER for additional information. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Corporation shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Fund.

Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you may be subject to any losses or fees incurred in the transaction.

QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form, shareholders should allow 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares of the Fund are purchased by a check which proves to be uncollectible, the Corporation reserves the right to cancel the purchase immediately and the purchaser may be responsible for any loss incurred by the Trust or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Corporation will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from, or restricted in, placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         To obtain the net asset value determined as of the close of regular trading on the Exchange on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).

         The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

         Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of the Fund.

Share Price

         Purchases will be filled without sales charge at the net asset value next computed after the receipt of a purchase request in good order. Net asset value normally will be computed as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") by the close of regular trading on the Exchange.

Share Certificates

         Due to the desire of the Corporation's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information

         The Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for its shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor, also the Fund's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Directors and the Distributor may suspend or terminate the offering of Fund shares at any time for any reason.

         The Board of Directors and the Distributor each has the right to limit, for any reason, the amount of purchases by, and to refuse to, sell to any person, and each may suspend or terminate the offering of Fund shares at any time for any reasons.

         The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g. from exempt organizations, certification of exempt status) will be returned to the investor. The Fund reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

         The Corporation may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and purchase into another Scudder fund. The purchase side of the exchange may be either an additional investment into an existing account or may involve opening a new account in another fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges into a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Corporation and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above (except for exchanges from funds which impose a redemption fee on shares held less than a year). An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder and the proceeds of such exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Fund and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

         Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $100,000 and have proceeds mailed to their address of record. Shareholders may also request to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

(a) NEW INVESTORS wishing to establish telephone redemption to a predesignated bank account must complete the appropriate section on the application.

(b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         Telephone   redemption  is  not   available   with  respect  to  shares
represented by share certificates or shares held in certain retirement accounts.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

       Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Corporation employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Corporation does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Corporation will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Redemption requests by telephone (technically a repurchase by agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption by QuickSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of the Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4:00 p.m. eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor/executrix, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary, agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays in payment of more than seven days for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information please call 1-800-SCUDDER.

Redemption-in-Kind

         The Corporation reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Corporation and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the relevant Fund at the beginning of the period.

Other Information

         Clients, officers or employees of the Adviser or of an affiliated organization, and members of such clients', officers' or employees' immediate families, banks and members of the NASD may direct repurchase requests to the Fund through Scudder Investor Services, Inc. at Two International Place, Boston, Massachusetts 02110-4103 by letter, fax, TWX, or telephone. A two-part confirmation will be mailed out promptly after receipt of the repurchase request. A written request in good order with a proper original signature guarantee, as described in the Fund's prospectus under "Transaction information -- Signature guarantees," should be sent with a copy of the invoice to Scudder Funds, c/o Scudder Confirmed Processing, Two International Place, Boston, Massachusetts 02110-4103. Failure to deliver shares or required documents (see above) by the settlement date may result in cancellation of the trade and the shareholder will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. Net losses on such transactions which are not recovered from the shareholder will be absorbed by the principal underwriter. Any net gains so resulting will accrue to the Fund. For this group, repurchases will be carried out at the net asset value next computed after such repurchase requests have been received. The arrangements described in this paragraph for repurchasing shares are discretionary and may be discontinued at any time.

         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Corporation does not impose a redemption or repurchase charge although wire charges may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including an exchange into another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")

         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustees or custodian of the Plan for the requirements.

         The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted for any reason, (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) a governmental body having jurisdiction over the Fund may by order of the SEC permit such a suspension for the protection of the Corporation's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in
(b), (c) or (d) exist.

         Shareholders should maintain a share balance worth at least $2,500 ($1,000 for IRAs, Uniform Gift to Minor Act, and Uniform Trust to Minor Act accounts), which amount may be changed by the Board of Directors. Scudder retirement plans have similar or lower minimum balance requirements. A shareholder may open an account with at least $1,000 ($500 for an UGMA, UTMA, IRA and other retirement accounts), if an automatic investment plan (AIP) of $100/month ($50/month for an UGMA, UTMA, IRA and other retirement accounts) is established.

         Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an AIP, will be assessed an annual $10.00 per fund charge with the fee to be reinvested in the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder at the address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption. UGMA, UTMA, IRA and other retirement accounts will not be assessed the $10.00 charge or be subject to automatic liquidation.

                    FEATURES AND SERVICES OFFERED BY THE FUND

The No-Load Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes funds in its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not the Fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of the Fund's average annual net assets, and the maximum charge for a service fee is 0.25% of the Fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the NASD Conduct Rules, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of the Fund's average annual net assets.

         Because Scudder funds and classes in the Scudder Family of Funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase no-load to distinguish funds and classes in the Scudder Family of Funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds. The Scudder Family of Funds consists of those Funds or classes of Funds advised by Scudder which are offered without commissions to purchase or redeem shares or to exchange from one Fund to another.


         Investors are encouraged to review the fee table of the Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.


Internet access

World   Wide  Web  Site  --  The   address   of  the   Scudder   Funds  site  is
http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

Dividend and Capital Gain Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the same Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to contact Scudder" in the Fund's Prospectus for the address.

         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the relevant Fund.

         Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Diversification

         Your investment in the Fund represents an interest in a large, diversified portfolio of carefully selected securities. Diversification may protect you against the possible risks of concentrating in fewer securities or in a specific market sector.


Reports to Shareholders


         The Corporation issues to the Fund's shareholders semiannual and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights.

Transaction Summaries

         Annual summaries of all transactions in the Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds; a list of Scudder's funds follows.

MONEY MARKET

         Scudder U.S. Treasury Money Fund

         Scudder Cash Investment Trust

         Scudder Money Market Series^+

         Scudder Government Money Market Series^+

TAX FREE MONEY MARKET

         Scudder Tax Free Money Fund

         Scudder Tax Free Money Market Series^+

         Scudder California Tax Free Money Fund*

         Scudder New York Tax Free Money Fund*


---------------------------------

^+ The institutional class of shares is not part of the Scudder Family of Funds.

TAX FREE

         Scudder Limited Term Tax Free Fund

         Scudder Medium Term Tax Free Fund

         Scudder Managed Municipal Bonds

         Scudder High Yield Tax Free Fund

         Scudder California Tax Free Fund*

         Scudder Massachusetts Limited Term Tax Free Fund*

         Scudder Massachusetts Tax Free Fund*

         Scudder New York Tax Free Fund*

         Scudder Ohio Tax Free Fund*

U.S. INCOME

         Scudder Short Term Bond Fund

         Scudder GNMA Fund

         Scudder Income Fund

         Scudder Corporate Bond Fund

         Scudder High Yield Bond Fund

GLOBAL INCOME

         Scudder Global Bond Fund

         Scudder International Bond Fund

         Scudder Emerging Markets Income Fund

ASSET ALLOCATION

         Scudder Pathway Series: Conservative Portfolio

         Scudder Pathway Series: Balanced Portfolio

         Scudder Pathway Series: Growth Portfolio

U.S. GROWTH AND INCOME

         Scudder Balanced Fund

         Scudder Dividend & Growth Fund

         Scudder Growth and Income Fund

-------------------------------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder Select 500 Fund

         Scudder 500 Index Fund

         Scudder Real Estate Investment Fund

U.S. GROWTH

     Value

         Scudder Large Company Value Fund

         Scudder Value Fund**

         Scudder Small Company Value Fund

         Scudder Micro Cap Fund

     Growth

         Scudder Classic Growth Fund**

         Scudder Large Company Growth Fund

         Scudder Select 1000 Growth Fund

         Scudder Development Fund

         Scudder 21st Century Growth Fund

GLOBAL EQUITY

     Worldwide

         Scudder Global Fund

         Scudder International Value Fund

         Scudder International Growth and Income Fund

         Scudder International Fund***

         Scudder International Growth Fund

         Scudder Global Discovery Fund**

         Scudder Emerging Markets Growth Fund

         Scudder Gold Fund

     Regional

         Scudder Greater Europe Growth Fund

         Scudder Pacific Opportunities Fund

---------------------------------
**       Only the Scudder Shares are part of the Scudder Family of Funds.
***      Only the International Shares are part of the Scudder Family of Funds.

         Scudder Latin America Fund

         The Japan Fund, Inc.

INDUSTRY SECTOR FUNDS

     Choice Series

         Scudder Financial Services Fund

         Scudder Health Care Fund

         Scudder Technology Fund

SCUDDER PREFERRED SERIES

         Scudder Tax Managed Growth Fund

         Scudder Tax Managed Small Company Fund

         The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

         Certain Scudder funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-225-5163.

                              SPECIAL PLAN ACCOUNTS

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code as to form.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

         Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples even if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.


 Scudder Roth IRA:  Individual Retirement Account


         Shares of the Fund may be purchased as the underlying investment for a Roth Individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions of earnings from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, certain medical expenses, the purchase of health insurance for an unemployed individual and qualified higher education expenses.

         An individual with an income of $100,000 or less (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

Scudder 403(b) Plan

         Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information -- Redeeming shares -- Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Corporation or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Corporation of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Corporation and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         The Corporation reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Corporation reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

         The Fund intends to follow the practice of distributing substantially all of its investment company taxable income which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If the Fund does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, the Fund may be subject to that excise tax. In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than the required amount. (See "TAXES.")

         The Fund intends to distribute investment company taxable income and any net realized capital gains in December each year. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Additional distributions may be made if necessary.

         All distributions will be made in shares of the Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent. Distributions are taxable, whether made in shares or cash. (See "TAXES.")

                             PERFORMANCE INFORMATION

         From time to time, quotations of the Shares' performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. Effective April 16, 1998, Global Discovery Fund was divided into four classes of shares. Shares of Global Discovery Fund outstanding on that date were redesignated Scudder Shares of the Fund. The performance information will be calculated separately for each class of Global Discovery Fund's shares. These performance figures are calculated in the following manner:

Average Annual Total Return

         Average Annual Total Return is the average annual compound rate of return for, where applicable, the periods of one year, five years, ten years (or such shorter periods as may be applicable dating from the commencement of the Fund's operations), all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment, over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1
                  Where:

                             P        =       a  hypothetical initial investment
                                              of $1,000
                             T        =       Average Annual Total Return
                             N        =       number of years
                             ERV      =       ending  redeemable  value:  ERV is
                                              the  value,  at  the  end  of  the
                                              applicable     period,     of    a
                                              hypothetical   $1,000   investment
                                              made  at  the   beginning  of  the
                                              applicable period.

         Average Annual Total Return for periods ended October 31, 1999

                                                      One Year               Five Years              Life of the Fund


Global Discovery Fund*                                 41.95%                 15.91%                   14.18%(1)


     (1) For the period beginning September 10, 1991.
     * On April 16, 1998, Global Discovery Fund adopted its present name. Prior to that date, the Fund was known as Scudder Global Discovery Fund since it changed its name from Scudder Global Small Company Fund on March 6, 1996. Performance information provided is for the Fund's Scudder Shares class.

Cumulative Total Return

         Cumulative Total Return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative Total Return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative Total Return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (Cumulative Total Return is then expressed as a percentage):

                                 C = (ERV/P) - 1
                  Where:

                             C        =       Cumulative Total Return
                             P        =       a  hypothetical initial investment
                                              of $1,000
                             ERV      =       ending  redeemable  value:  ERV is
                                              the  value,  at  the  end  of  the
                                              applicable     period,     of    a
                                              hypothetical   $1,000   investment
                                              made  at  the   beginning  of  the
                                              applicable period.

           Cumulative Total Return for periods ended October 31, 1999

                                                  One Year                Five Years                Life of the Fund


Global Discovery Fund*                              41.95%                 109.18%                    194.26%(1)


     (1) For the period beginning September 10, 1991.
     * On April 16, 1998, Global Discovery Fund adopted its present name. Prior to that date, the Fund was known as Scudder Global Discovery Fund since it changed its name from Scudder Global Small Company Fund on March 6, 1996. Performance information provided is for the Fund's Scudder Shares class.

Total Return

         Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as Cumulative Total Return.

Comparison of Fund PerformanceComparison of Fund Performance

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs.

         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations.

         From time to time, in marketing and other Fund literature, Directors and officers of the Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Fund may be advertised as an investment choice in Scudder's college planning program.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund.

                            ORGANIZATION OF THE FUND

         The Fund is a separate series of Global/International Fund, Inc., a Maryland corporation organized on May 15, 1986. The name of the Corporation was changed from Scudder Global Fund, Inc. on May 28, 1998. The name of the Fund was changed, effective April 16, 1998, from Scudder Global Discovery Fund to Global Discovery Fund. The Corporation's shares are currently divided into five series:
Global Discovery Fund, Scudder Global Fund, Scudder Emerging Markets Income Fund, Scudder Global Bond Fund and Scudder International Bond Fund. The Fund's shares are currently divided into four classes: the Scudder Shares, and Kemper Global Discovery Fund Class A, B and C shares. Although shareholders of different classes of a series have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.

         The authorized capital stock of the Corporation consists of 800 million shares with $.01 par value, of which 100 million shares are allocated to Global Discovery Fund. Each share of each series of the Corporation has equal voting rights as to each other share of that series as to voting for Directors, redemption, dividends and liquidation. Shareholders have one vote for each share held. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value at the option of the shareholder. Shares have no pre-emptive or conversion rights.

         Shares of the Corporation entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

         The shares of the Corporation have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors.

         Each share of each class of the Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of the Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Directors has determined that the matter affects only the interest of shareholders of one or more classes of the Fund, in which case only the shareholders of such class or classes of the Fund shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to the Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Fund's Articles of Incorporation. As used in the Prospectus and in this Statement of Additional Information, the term "majority", when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Fund and all additional portfolios (e.g., election of directors), means the vote of the lesser of (i) 67% of the Fund's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Fund's outstanding shares. The term "majority", when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or any other single portfolio (e.g., annual approval of investment management contracts), means the vote of the lesser of (i) 67% of the shares of the portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the portfolio. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

         The Directors, in their discretion, may authorize the division of shares of a series into different classes permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of any subsequently created classes may bear different expenses in connection with different methods of distribution of their classes.

         Maryland corporate law provides that a Director of the Corporation shall not be liable for actions taken in good faith, in a manner he or she reasonably believes to be in the best interests of the Corporation and with the care that an ordinarily prudent person in a like position would use under similar circumstances. In so acting, a Director shall be fully protected in relying in good faith upon the records of the Corporation and upon reports made to the Corporation by persons selected in good faith by the Directors as qualified to make such reports.

         The Articles of Amendment and Restatement provide that the Directors of the Corporation, to the fullest extent permitted by Maryland General Corporation Law and the 1940 Act shall not be liable to the Corporation or its shareholders for damages. As a result, Directors of the Corporation may be immune from liability in certain instances in which they could otherwise be held liable. The Articles and the By-Laws provide that the Corporation will indemnify its Directors, officers, employees or agents against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Corporation to the fullest extent permitted by applicable law. Nothing in the Articles or the By-Laws protects or indemnifies a Director, officer, employee or agent against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that person's office.

         No series of the Corporation shall be liable for the obligations of any other series.

                               INVESTMENT ADVISER

Investment Adviser

         Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in the Adviser, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of the Adviser. The Adviser's name changed to Scudder Kemper Investments, Inc. On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.


         The principal source of the Adviser's income is professional fees received from providing continuous investment advice. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations as well as providing investment advice to over 280 open and closed-end mutual funds.


         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. The Adviser's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which the Fund may invest, the conclusions and investment decisions of the Adviser with respect to the Funds are based primarily on the analyses of its own research department.

         Certain investments may be appropriate for the fund and also for other clients advised by the Adviser. Investment decisions for a fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund. Purchase and sale orders for a fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to that fund.

         In certain cases, the investments for the fund are managed by the same individuals who manage one or more other mutual funds advised by the Adviser, that have similar names, objectives and investment styles. You should be aware that the Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of these other mutual funds.


         The present investment management agreements were approved by the Directors on August 7, 1999 on and became effective on September 7, 1998. The Agreement will continue in effect until September 30, 2000 only if their continuance is approved annually by the vote of a majority of those Directors who are not parties to such Agreement or interested persons of the Adviser or the Corporation, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Corporation's Directors or of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of its assignment.


         The term Scudder Investments is the designation given to the services provided by Scudder Kemper Investments, Inc. and its affiliates to the Scudder Family of Funds.

         Under the agreement, the Adviser regularly provides the Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Corporation's Articles of Incorporation and By-Laws, of the 1940 Act and the Internal Revenue Code of 1986 and to the Fund's investment objectives, policies and restrictions, as each may be amended, and subject, further, to such policies and instructions as the Board of Directors may from time to time establish.

         Under the agreement, the Adviser renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Directors and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Directors.

         The Adviser pays the compensation and expenses except those for attending Board and committee meetings outside New York, New York and Boston, Massachusetts of all Directors, officers and executive employees of the Corporation affiliated with the Adviser and makes available, without expense to the Funds, the services of such directors, officers and employees of the Adviser as may duly be elected officers, subject to their individual consent to serve and to any limitations imposed by law, and provides the Funds' office space and facilities.


         For these services, Global Discovery Fund pays the Adviser an annual fee equal to 1.10% of the average daily net assets of such Fund. For the fiscal year ended October 31, 1997, the management fee amounted to $3,960,949. For the fiscal year ended October 31, 1998, the management fee amounted to $3,960,160. For the fiscal year ended October 31, 1999, the management fee amounted to $4,401,513, of which $879,688 was unpaid at October 31, 1999.


         The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. Under the agreement, the Fund is responsible for all of its other expenses including: organization expenses; fees and expenses incurred in connection with membership in investment company organizations; broker's commissions; legal, auditing and accounting expenses; the calculation of net asset value; taxes and governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates and any other expenses, including expenses of issuance, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of the Directors, officers and employees who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Directors with respect thereto.

         The Agreement identified the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Corporation, with respect to the Funds, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Corporation's investment products and services.

         In reviewing the terms of the agreement and in discussions with the Adviser concerning such Agreement, the Directors who are not "interested persons" of the Corporation have been represented by independent counsel at the relevant Fund's expense.

         The agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Funds' custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

         None of the officers or Directors may have dealings with the Fund as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of the Fund.

         The term Scudder Investments is the designation given to the services provided by Scudder Kemper Investments, Inc. and its affiliates to the Scudder Family of Funds.

AMA InvestmentLink(SM) Program

         Pursuant to an Agreement between the Adviser and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.

Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                             DIRECTORS AND OFFICERS

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Address and Age                 Position with Corporation       Principal Occupation**      Services, Inc.
---------------------                 -------------------------       ----------------------      --------------

Nicholas Bratt*#@++ (51)              President -- Global Discovery   Managing Director of        --
                                      Fund                            Scudder Kemper
                                                                      Investments, Inc.

Sheryle J. Bolton (53)                Director                        Chief Executive Officer     --
Scientific Learning Corporation                                       and Director, Board of
1995 University Avenue                                                Directors, Scientific
Suite 400                                                             Learning Corporation;
Berkeley, CA  94704                                                   Former President and
                                                                      Chief Operating Officer,
                                                                      Physicians Online, Inc.
                                                                      (electronic transmission
                                                                      of clinical information
                                                                      for physicians
                                                                      [1994-1995])

William T. Burgin (56)                Director                        General Partner, Bessemer   --
83 Walnut Street                                                      Venture Partners; General
Wellesley, MA  02481-2101                                             Partner, Deer & Company;
                                                                      Director, Fort James
                                                                      Corporation; Director of
                                                                      various privately held
                                                                      companies

Thomas J. Devine (73)                 Honorary Director               Consultant                  --
450 Park Avenue
New York, NY 10022

                                       41

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Address and Age                 Position with Corporation       Principal Occupation**      Services, Inc.
---------------------                 -------------------------       ----------------------      --------------

Keith R. Fox (45)                     Director                        Private Equity Investor,    --
10 East 53rd Street                                                   Exeter Capital Management
New York, NY  10022                                                   Corporation

William H. Gleysteen, Jr. (73)        Honorary Director               Consultant; Guest           --
4937 Crescent Street                                                  Scholar, Brookings
Bethesda, MD 20816                                                    Institution; President,
                                                                      The Japan Society
                                                                      (1989-1995)

William H. Luers (70)                 Director                        Chairman and President,     --
993 Fifth Avenue                                                      U.N. Association of the
New York, NY 10028                                                    U.S.A.; President, The
                                                                      Metropolitan Museum of
                                                                      Art (1986-1999)

Kathryn L. Quirk*++# (47)             Director, Vice President and    Managing Director of        Director, Senior Vice
                                      Assistant Secretary             Scudder Kemper              President, Chief Legal
                                                                      Investments, Inc.           Officer and Assistant
                                                                                                  Clerk

Joan E. Spero (55)                    Director                        President, Doris Duke       --
Doris Duke Charitable Foundation                                      Charitable Foundation;
650 Fifth Avenue - 19th Floor                                         Department of State
New York, NY  10128                                                   Undersecretary of State
                                                                      for Economic Business and
                                                                      Agricultural Affairs
                                                                      (1993-1997)

Robert G. Stone, Jr. (75)             Honorary Director               Chairman Emeritus and       --
405 Lexington Avenue                                                  Director, Kirby
New York, NY 10174                                                    Corporation (inland and
                                                                      offshore marine
                                                                      transportation and diesel
                                                                      repairs)


Ann M. McCreary++ (43)                Vice President                  Managing Director of         --
                                                                      Scudder Kemper
                                                                      Investments, Inc.


Gerald J. Moran++ (59)                Vice President                  Senior Vice President of    --
                                                                      Scudder Kemper
                                                                      Investments, Inc.

John Millette+(37)                    Vice President and Secretary    Assistant Vice President    --
                                                                      of Scudder Kemper
                                                                      Investments, Inc.

John R. Hebble+ (41)                  Treasurer                       Senior Vice President of    Assistant Treasurer
                                                                      Scudder Kemper
                                                                      Investments, Inc.

                                       42

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Address and Age                 Position with Corporation       Principal Occupation**      Services, Inc.
---------------------                 -------------------------       ----------------------      --------------

Caroline Pearson+ (37)                Assistant Secretary             Senior Vice President of    --
                                                                      Scudder Kemper
                                                                      Investments, Inc.;
                                                                      Associate, Dechert Price
                                                                      & Rhoads (law firm),
                                                                      1989-1997

M. Isabel Saltzman+ (45)              Vice President                  Managing Director of        --
                                                                      Scudder Kemper
                                                                      Investments, Inc.

* Mr. Bratt and Ms. Quirk are considered by the Corporation and its counsel to be persons who are "interested persons" of the Adviser or of the Corporation (within the meaning of the 1940 Act).
** Unless otherwise stated, all the Directors and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.

# Mr. Fox and Ms. Quirk are members of the Executive Committee, which may exercise powers of the Directors when they are not in session.

@ The President of a series shall have the status of Vice President of the Corporation.
+    Address:  Two International Place, Boston, Massachusetts 02110
++   Address:  345 Park Avenue, New York, New York 10154


         Certain accounts for which the Adviser acts as investment adviser owned 2,219,985 shares in the aggregate of Global Discovery Fund, or 13.62% of the outstanding shares on January 31, 2000. The Adviser may be deemed to be the beneficial owner of such shares of Global Discovery Fund, but disclaims any beneficial ownership therein.

         As of January 31, 2000, 1,000,163 shares in the aggregate, 6.13% of the outstanding shares of Scudder Global Discovery Fund were held in the name of Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA 94104-4122, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

         To the knowledge of the Trust, as of January 31, 2000 all Directors and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities Exchange Act of 1934) 39,995 shares, or 2.45% of the shares of Global Discovery Fund outstanding on such date.

         To the knowledge of the Trust, except as stated above, as of January 31, 2000, no person owned beneficially more than 5% of the Fund's outstanding shares.


         The Directors and officers of the Corporation also serve in similar capacities with respect to other Scudder Funds.

                                  REMUNERATION


Responsibilities of the Board -- Board and Committee Meetings

         The Board of Directors is responsible for the general oversight of the Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Directors" have primary responsibility for assuring that the Fund is managed in the best interests of its shareholders.

         The Board of Directors meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Directors review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, the Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Fund's independent public accountants and by independent legal counsel selected by the Independent Directors.

         All the Independent Directors serve on the Committee on Independent Directors, which nominates Independent Directors and considers other related matters, and the Audit Committee, which selects the Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Directors from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

Compensation of Officers and Directors

         The Independent Directors receive the following compensation from Global Discovery Fund of Global/International Fund, Inc.: an annual trustee's fee of $3,500; a fee of $325 for attendance at each board meeting, audit committee meeting or other meeting held for the purposes of considering arrangements between the Trust on behalf of the Fund and the Adviser or any affiliate of the Adviser; $100 for all other committee meetings; and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Director for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special trustee task forces or subcommittees.
Independent Directors do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Directors have in the past and may in the future waive a portion of their compensation.

         The Independent Directors also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Director fee schedules. The following table shows the aggregate compensation received by each Independent Director during 1999 from the Corporation and from all of the Scudder funds as a group.



Name                               Global/International Fund, Inc.*        All Scudder Funds
----                               --------------------------------        -----------------

Paul Bancroft III, Director                  $31,500                       $159,991 (25 funds)

Sheryle J. Bolton, Director                  $38,000                       $179,860 (24 funds)

William T. Burgin, Director                  $36,375                       $160,325 (23 funds)

Keith R. Fox, Director                       $36,375                       $160,325 (23 funds)

William H. Gleysteen, Jr.,                     $0                          $19,933@ (2 funds)
Honorary Director

William H. Luers, Director                   $39,625                       $224,233 (28 funds)

Joan E. Spero                                $39,625                       $175,275 (23 funds)




* Global/International Fund, Inc. consists of five funds: Scudder Global Fund, Scudder International Bond Fund, Scudder Global Bond Fund, Global Discovery Fund and Scudder Emerging Markets Income Fund.



@ This amount does not reflect $6,208 in retirement benefits accrued as part of Fund Complex expenses, and $3,000, in estimated annual benefits payable upon retirement. Retirement benefits accrued and proposed are to be paid to Mr. Gleysteen as additional compensation for serving on the Board of The Japan Fund, Inc.


         Members of the Board of Directors who are employees of the Adviser or its affiliates receive no direct compensation from the Corporation, although they are compensated as employees of the Adviser, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.

                                   DISTRIBUTOR


         The Corporation, on behalf of the Fund, has an underwriting agreement with Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts, 02110-4103 (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser, a Delaware corporation. The Corporation's underwriting agreement dated September 7, 1998 will remain in effect from year to year thereafter only if its continuance is approved annually by a majority of the members of the Directors who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Directors or a majority of the outstanding voting securities of the Corporation. The underwriting agreement was most recently approved by the Directors on August 7, 1999.


         Under the underwriting agreement, the Corporation is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of the Corporation's registration statement and prospectus and any amendments and supplements thereto, the registration and qualification of shares for sale in the various states, including registering the Corporation as a broker/dealer in various states as required; the fees and expenses of preparing, printing and mailing prospectuses (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications (including newsletters) to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issue taxes or any initial transfer taxes; any of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and any of the cost of computer terminals used by both the Corporation and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of Fund shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, any of the cost of toll-free telephone service and expenses of service representatives, any of the cost of computer terminals, and of any activity which is primarily intended to result in the sale of shares issued by the Corporation.

       Note: Although the Scudder Shares currently has no 12b-1 Plan and shareholder approval would be required in order to adopt one, the underwriting agreement provides that the Fund will also pay those fees and expenses permitted to be paid or assumed by the Fund pursuant to a 12b-1 Plan, if any, adopted by the Fund, notwithstanding any other provision to the contrary in the underwriting agreement, and the Fund or a third party will pay those fees and expenses not specifically allocated to the Distributor in the underwriting agreement.

         As agent, the Distributor currently offers the Fund's shares on a continuous basis to investors in all states. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of the Corporation.

                                      TAXES

         The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, or a predecessor statute and has qualified as such since its inception. Such qualification does not involve governmental supervision or management of investment practices or policy.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code. Global Discovery Fund intends to distribute at least annually all of its respective investment company taxable income and net realized capital gains and therefore do not expect to pay federal income tax, although in certain circumstances the Fund may determine that it is in the interest of shareholders to distribute less than that amount.

         The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires the Fund to distribute to shareholders during a calendar year an amount equal to at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses, if any. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), will be able to claim a relative share of federal income taxes paid by the Fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on Fund shares by the difference between a pro rata share of such gains owned and the individual tax credit.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         Dividends from domestic corporations are expected to comprise some portion of the Fund's gross income. To the extent that such dividends constitute any of the Fund's gross income, a portion of the income distributions of the Fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the Fund shares, or the underlying shares of stock held by the Fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if either those shares or shares of the Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

         Properly designated distributions of the excess of net long-term capital gains over net short-term capital losses are taxable to shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of the length of time the shares of the Fund have been held by such individual shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         A qualifying individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or
(ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         Dividend and interest income received by the Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

         The Fund may invest in shares of certain foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution. Certain distributions from a PFIC as well as gains from the sale of the PFIC shares are treated as "excess distributions." In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will be subject to tax on the portion, if any, of an excess distribution that is allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Excess distributions allocated to the current taxable year are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         The Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares; any mark to market losses and any loss from an actual disposition of shares would be deductible as ordinary loss to the extent of any net mark to market gains included in income in prior years. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund level tax when distributed to shareholders as a dividend. Alternatively, the Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

         Equity options (including options on stock and options on narrow-based stock indices) written or purchased by the Fund and over-the-counter options on debt securities written or purchased by the Fund will be subject to tax under
Section 1234 of the Code. In general, no loss is recognized by the Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend in the case of a lapse or sale of the option on the Fund's holding period for the option and in the case of an exercise of the option on the Fund's holding period for the underlying stock. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or substantially identical security in the Fund's portfolio. If the Fund writes a put or call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option written by the Fund is exercised any resulting gain or loss is a short-term or long-term capital gain or loss depending on the holding period of the underlying security. The exercise of a put option written by the Fund is not a taxable transaction for the Fund.

         Many futures contracts and certain foreign currency forward contracts entered into by the Fund and all listed non-equity options written or purchased by the Fund (including options on futures contracts and options on broad-based stock indices) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio.

         Positions of the Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for any "qualified covered call options" on stock written by the Fund.

         Positions of the Fund which consist of at least one position not governed by Section 1256 and at least one futures contract or forward contract or nonequity option governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Mixed straddles are subject to the straddle rules of Section 1092 of the Code, and may result in the deferral of losses if the non-Section 1256 position is in an unrealized gain at the end of a reporting period.

         Notwithstanding any of the foregoing, recent tax law changes may require the Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

         Similarly, if the Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the level of the Fund. Shareholders will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash.

         If the Fund invests in stock of certain passive foreign investment companies, that Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

         The Fund may make an election to market its shares of these foreign investment companies, in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares; any mark-to-market losses and any loss from an actual disposition of stock would be deductible as ordinary losses to the extent of any net mark-to-market gains previously included in income in prior years. The effect of this election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to the Fund-level tax when distributed to shareholders as a dividend. Alternatively, the Funds may elect to include as income and gain their share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

         The Fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares. Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Corporation issues to each shareholder a statement of the federal income tax status of all distributions.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

         Dividend and interest income received by the Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains respecting investments by foreign investors.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage

         Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Fund's portfolio is to obtain the most favorable net results taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         The Fund's purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply research, market and statistical information to the Fund. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of the receipt of research, market or statistical information. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         In selecting among firms believed to meet the criteria for handling a particular transaction, the Adviser may give consideration to those firms that have sold or are selling shares of the Fund or other funds managed by the Adviser.

         To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through Scudder Investor Services, Inc. ("SIS"), a corporation registered as a broker-dealer and a subsidiary of the Adviser. SIS will place orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. SIS will not receive any commission, fee or other remuneration from the Fund for this service.

         Although certain research, market and statistical information from broker/dealers may be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

         The Directors of the Fund review from time to time whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

         The Fund's average portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater brokerage transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for the Fund's portfolio whenever necessary, in management's opinion, to meet the Fund's objective.


         For the fiscal years ended October 31, 1999, 1998 and 1997, Global Discovery Fund paid brokerage commissions of $509,685, $526,742 and $759,086, respectively. For the fiscal year ended October 31, 1999, $454,169 (89.11% of the total brokerage commissions) resulted from orders placed, consistent with the policy of seeking to obtain the most favorable net results, with brokers and dealers who provided supplementary research, market and statistical information to the Fund or the Adviser. The total amount of brokerage transactions aggregated $465,504,428, of which $390,035,622 (83.79% of all brokerage transactions), were transactions which included research transactions.


Portfolio Turnover


         The Fund's average annual portfolio turnover rate (defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities with maturities at the time of acquisition of one year or less). Purchases and sales are made for the Fund's portfolio whenever necessary, in management's opinion, to meet the Fund's objective. The Fund's portfolio turnover rates for the fiscal years ended October 31, 1999, 1998 and 1997 were 64.0%, 40.6% and 60.5%, respectively.


                                 NET ASSET VALUE

         The net asset value of shares of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

         An exchange-traded equity security is valued at its most recent sale price on the exchange it is traded as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. Lacking a Calculated Mean quotation the security is valued at the most recent bid quotation on such exchange as of the Value Time. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system will be valued at its most recent sale price on such system as of the Value Time. Lacking any sales, the security will be valued at the most recent bid quotation as of the Value Time. The value of an equity security not quoted on the Nasdaq system, but traded in another over-the-counter market, is its most recent sale price if there are any sales of such security on such market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean quotation for such security as of the Value Time. Lacking a Calculated Mean quotation the security is valued at the most recent bid quotation as of the Value Time.

         Debt securities, other than money market instruments, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments with an original maturity of sixty days or less maturing at par shall be valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Fund's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts

         The Financial Highlights of the Fund included in the prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing. PricewaterhouseCoopers, LLP is responsible for performing annual audits of the financial statements and financial highlights of the Fund in accordance with generally accepted auditing standards, and the preparation of federal tax returns.

Other Information

         Many of the investment changes in the Fund will be made at prices different from those prevailing at the time such changes may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Adviser in light of the investment objectives and policies of the Fund, and such factors as its other portfolio holdings and tax considerations should not be construed as recommendations for similar action by other investors.

         The CUSIP  number of the Scudder  Shares of Global  Discovery  Fund is:
         811150-40-8.

         The Fund's fiscal year end is October 31.

         The law firm of Dechert Price & Rhoads is counsel for the Fund.

         Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, is employed as custodian for the Fund. Brown Brothers Harriman & Co. has entered into agreements with foreign subcustodians approved by the Directors of the Corporation pursuant to Rule 17f-5 of the Investment Company Act.

         Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, computes net asset value for the Fund. The Fund pays SFAC an annual fee equal to 0.065% of the first $150 million of average daily net assets, 0.040% of such assets in excess of $150 million and 0.020% of such assets in excess of $1 billion, plus holding and transaction charges for this service. Scudder Fund Accounting Corporation charged Global Discovery Fund an aggregate fee of $416,308 (of which $77,999 was unpaid at October 31, 1999), $302,281 and $207,838 for the fiscal years ended October 31, 1999, 1998 and 1997, respectively.


         Information set forth below for periods prior to April 16, 1998 with respect to Global Discovery Fund is provided at the Fund level since that Fund consisted of one class of shares (which class was re-designated as "Scudder Global Discovery Shares") until April 16, 1998.


         Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer and dividend paying agent for the Scudder Shares. Scudder Service Corporation also serves as shareholder service agent and provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. The Fund pays Scudder Service Corporation an annual fee for each account maintained as a participant. The fee incurred by Global Discovery Fund for the year ended October 31, 1997 amounted to $851,578. The fee incurred by Global Discovery Fund on behalf of the Scudder Shares, for the year ended October 31, 1998, amounted to $734,090. The fee incurred by Global Discovery Fund on behalf of the Scudder Shares, for the year ended October 31, 1999, amounted to $652,269, of which $102,077 was unpaid at October 31, 1999.

         Scudder Trust Company, an affiliate of the Adviser, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Annual service fees are paid by the Funds to Scudder Trust Company, Two International Place, Boston, Massachusetts 02110-4103 for such accounts. The Fund pays Scudder Trust company an annual fee of $26.00 per shareholder account. The fee incurred by Global Discovery Fund for the year ended October 31, 1997 amounted to $186,872. The fee incurred by Global Discovery Fund for the year ended October 31, 1998 amounted to $200,043, of which $17,404 was unpaid at October 31, 1998. The fee incurred by Global Discovery Fund for the year ended October 31, 1999 amounted to $222,376, of which $58,347 was unpaid at October 31, 1999.


         The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Corporation has filed with the SEC under the 1933 Act and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS
Global Discovery Fund

         The financial statements, including the Investment Portfolio of Global Discovery Fund -- Scudder Shares, together with the Report of Independent Accountants, and Financial Highlights, are incorporated by reference and attached hereto in the Annual Report to Shareholders of the Fund dated October 31, 1999, and are deemed to be a part of this Statement of Additional Information.

                                    APPENDIX

         The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds.

Ratings of Municipal and Corporate Bonds

         S&P:

         Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

         Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Moody's:

         Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                                                       LONG-TERM
                                                                       INVESTING
                                                                            IN A
                                                                      SHORT-TERM
                                                                       WORLD(SM)



March 1, 2000

Prospectus


             K E M P E R  G L O B A L / I N T E R N A T I O N A L  F U N D S


                                                    Kemper Asian Growth Fund

                                         Kemper Emerging Markets Growth Fund

                                                Kemper Global Blue Chip Fund

                                                       Global Discovery Fund

                                                   Kemper Global Income Fund

                                                   Kemper International Fund

                                                   Kemper Latin America Fund

                                                      Kemper New Europe Fund


As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.


                                                             [LOGO] KEMPER FUNDS

 HOW THE                                              INVESTING IN
 FUNDS WORK                                           THE FUNDS


  2 Kemper Asian Growth     32 Kemper International   75 Choosing A Share
    Fund                       Fund                      Class

  8 Kemper Emerging         38 Kemper Latin America   81 How To Buy Shares
    Markets Growth Fund        Fund
                                                      82 How To Exchange
 14 Kemper Global Blue      44 Kemper New Europe         Or Sell Shares
    Chip Fund                  Fund
                                                      83 Policies You Should
 20 Kemper Global           51 Other Policies and        Know About
    Discovery Fund             Risks
                                                      91 Understanding
 26 Kemper Global Income    53 Financial Highlights      Distributions And
    Fund                                                 Taxes

How The Funds Work


These funds invest significantly in foreign securities. Seven of the funds focus on stocks, one mainly on bonds. Each fund is dedicated to a particular region of the world or a particular investment theme, and follows its own investment goal.

Remember that mutual funds are investments, not bank deposits. They're not guaranteed or insured by the FDIC or any other government agency. Their share prices will go up and down, so be aware that you could lose money.

TICKER SYMBOLS  CLASS: A) KANAX  B) KANBX  C) KANCX

Kemper
Asian Growth Fund

FUND GOAL  The fund seeks long-term capital growth.

                          2 | Kemper Asian Growth Fund

The Fund's Main Strategy



The fund invests at least 85% of total assets in common stocks and other Asian equities (equities that are issued by companies organized under the laws of an Asian country or traded mainly on Asian markets and do more than half of their business in Asia). The fund generally focuses on emerging Asian markets, such as China, Indonesia, Korea and Thailand.


In choosing stocks, the portfolio managers use a combination of three analytical disciplines:


Bottom-up research. The managers look for individual companies with identifiable market niches and sound balance sheets, among other factors.


Growth orientation. The managers generally look for companies that seem to offer the potential for sustainable above-average growth of revenue or earnings relative to each stock's own market.

Analysis of regional themes. The managers look for significant social, economic, industrial and demographic changes, with an eye toward identifying countries, industries and companies that may benefit from these changes.


The managers may favor securities from different countries and industries at different times, while still maintaining variety in terms of the countries and industries represented.


The fund will normally sell a stock when the managers believe it has reached its fair value, other investments offer better opportunities or when adjusting its exposure to a given country or industry.

[ICON]--------------------------------------------------------------------------
OTHER INVESTMENTS


While most of the fund's equities are common stocks, some may be other types of equities, such as convertible stocks or preferred stocks. The fund may invest up to 15% of total assets in debt securities of any issuer or credit quality, including junk bonds (i.e., grade BB and below) or in non-Asian equities.



                          3 | Kemper Asian Growth Fund

The Main Risks Of Investing In The Fund

There are several factors that could hurt fund performance, cause you to lose money or make the fund perform less well than other investments.


The most important factor with this fund is how Asian stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When Asian stock prices fall, you should expect the value of your investment to fall as well. The fact that the fund concentrates on a single geographical region could affect fund performance. For example, Asian companies could be hurt by such factors as regional economic downturns (some Asian economies are currently in recession), currency devaluations, the inability of governments or banking systems to bring about reforms or trade barriers on exports.

Emerging markets, a category that includes most Asian countries, tend to be more volatile than developed markets, for reasons ranging from political and economic uncertainties to poor regulation and liquidity to a higher risk that essential information may be incomplete or wrong.

Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.


Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters

o        growth stocks may be out of favor for certain periods


o at times, market conditions might make it hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------


This fund may make sense for investors interested in diversifying a growth portfolio with exposure to emerging countries in Asia.



                          4 | Kemper Asian Growth Fund

Performance

The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.


For context, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year            Class A Shares
------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1997          -34.60
1998          -19.02
1999           71.97


Best quarter: 40.35%, Q2 '99          Worst quarter: -33.05%, Q2 '98


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------
                                         Since 12/31/98    Since 10/21/96
                                         1 Year            Life of Class
------------------------------------------------------------------------------
Class A                                  62.14%              -2.85%
------------------------------------------------------------------------------
Class B                                  68.21               -2.50
------------------------------------------------------------------------------
Class C                                  69.16               -2.18
------------------------------------------------------------------------------
Index                                    49.83               -0.57*
------------------------------------------------------------------------------


Index: The Morgan Stanley Capital International All Country Asia Free Ex-Japan Index is a capitalized weighted index that is representative of the equity securities for the following countries: Hong Kong, Indonesia, Korea (at 20%), Malaysia, Philippines free, Singapore free and Thailand.

*   Index comparison begins 10/31/96.

In the chart, total returns from 1997 through 1999 would have been lower if operating expenses hadn't been reduced.

The table includes the effects of maximum sales loads. In the table, total returns from inception through 1999 would have been lower if operating expenses hadn't been reduced.



                          5 | Kemper Asian Growth Fund

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


--------------------------------------------------------------------------------
Fee Table                                        Class A   Class B   Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
(as % of offering price)                          5.75%    None      None
------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as % of
redemption proceeds)                              None*    4.00%     1.00%
------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
------------------------------------------------------------------------------
Management Fee                                    0.85%    0.85%     0.85%
------------------------------------------------------------------------------
Distribution (12b-1) Fee                          None     0.75      0.75
------------------------------------------------------------------------------
Other Expenses**                                  3.19     3.35      4.26
------------------------------------------------------------------------------
Total Annual Operating Expenses                   4.04     4.95      5.86
------------------------------------------------------------------------------
Expense Reimbursement                             1.84     2.17      3.06
------------------------------------------------------------------------------
Net Annual Operating Expenses***                  2.20     2.78      2.80
------------------------------------------------------------------------------


* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and regulatory fees.

*** By contract, total operating expenses are capped at 2.20%, 2.78% and 2.80% for Class A, Class B and Class C shares, respectively, through 02/28/2001.


Based on the figures above (including one year of capped expenses in each period), this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example                        1 Year      3 Years      5 Years    10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
------------------------------------------------------------------------------
Class A shares                  $785       $1,576       $2,381      $4,464
------------------------------------------------------------------------------
Class B shares                   681        1,594        2,507       4,502
------------------------------------------------------------------------------
Class C shares                   383        1,471        2,638       5,469
------------------------------------------------------------------------------
Expenses, assuming you kept your shares
------------------------------------------------------------------------------
Class A shares                  $785       $1,576       $2,381      $4,464
------------------------------------------------------------------------------
Class B shares                   281        1,294        2,307       4,502
------------------------------------------------------------------------------
Class C shares                   283        1,471        2,638       5,469
------------------------------------------------------------------------------



                          6 | Kemper Asian Growth Fund

THE INVESTMENT ADVISOR


The fund's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach to asset management, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee from the fund. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.00%* of average daily net assets.

* Reflecting the effect of expense limitations and/or fee waivers then in effect.


[ICON]--------------------------------------------------------------------------
FUND MANAGERS

                     The following people handle the fund's day-to-day management:

                     Tien Yu Sieh                 Theresa Gusman
                     Lead Portfolio Manager       o Began investment career
                     o Began investment career      in 1983
                       in 1990                    o Joined the advisor in
                     o Joined the advisor in 1996   1992
                     o Joined the fund team       o Joined the fund team
                       in 1999                      in 1998

                     Elizabeth J. Allan
                     o Began investment career
                       in 1982
                     o Joined the advisor in 1987
                     o Joined the fund team
                       in 1998


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.


                          7 | Kemper Asian Growth Fund

TICKER SYMBOLS  CLASS: A) KEMAX  B) KEMBX  C) KEMCX


Kemper
Emerging Markets
Growth Fund

FUND GOAL  The fund seeks long-term capital growth.


                    8 | Kemper Emerging Markets Growth Fund

The Fund's Main Strategy


The fund invests at least 65% of total assets in common stocks and other equities from emerging market countries, which are located in Latin America, Asia, Africa, the Middle East and Eastern Europe.


In choosing stocks, the portfolio managers use a combination of three analytical disciplines:


Bottom-up research. The managers look for individual companies that have exceptional business prospects (due to factors that may range from market dominance to innovative products or services).

Growth orientation. The managers generally look for companies that seem to offer the potential for sustainable above-average growth of revenue or earnings relative to each stock's own market.

Top-down analysis. The managers look for significant social, economic, industrial and demographic changes, with an eye toward identifying countries, industries and companies that may benefit from these changes.


The managers may favor securities from different countries and industries at different times, while still maintaining variety in terms of the countries and industries represented.

The fund will normally sell a stock when the managers believe it has reached its fair value, other investments offer better opportunities or when adjusting its exposure to a given country or industry.

[ICON]--------------------------------------------------------------------------
OTHER INVESTMENTS


While most of the fund's equities are common stocks, some may be other types of equities, such as convertible stocks or preferred stocks. The fund may invest up to 35% of total assets in developed foreign and U.S. equities, and may invest up to 35% of total assets in emerging market and U.S. debt securities, including junk bonds (i.e., grade BB and below). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.



                    9 | Kemper Emerging Markets Growth Fund

The Main Risks Of Investing In The Fund

There are several factors that could hurt fund performance, cause you to lose money or make the fund perform less well than other investments.


The most important factor with this fund is how emerging market stocks perform -- something that depends on a large number of factors, including economic, political and demographic trends. When emerging market stock prices fall, you should expect the value of your investment to fall as well. If the fund emphasizes a given market, such as Latin America, factors affecting that market will affect performance. Emerging markets tend to be more volatile than developed markets, for reasons ranging from political and economic uncertainties to poor regulation and liquidity to a higher risk that essential information may be incomplete or wrong.

Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The fact that the fund is not diversified and may invest in relatively few companies increases fund risk, because any factors affecting a given company could affect performance. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.


Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters


o        growth stocks may be out of favor for certain periods

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------


This fund may make sense for investors interested in adding exposure to countries located in emerging markets.



                    10 | Kemper Emerging Markets Growth Fund

Performance


The bar chart shows the total return for the fund's Class A shares, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.

For context, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31                      Class A Shares
------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1999       49.26


Best quarter: 30.89%, Q4 '99          Worst quarter: -7.31%, Q3 '99


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------
                                         Since 12/31/98    Since 1/9/98
                                         1 Year            Life of Class
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A                                  40.60%            9.77%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B                                  45.01             10.70
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C                                  48.01             12.21
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Index                                    66.65             18.81*
------------------------------------------------------------------------------

Index: IFCI Emerging Markets Investable Index, a U.S. dollar-denominated index comprised of stocks of countries classified as either low- or middle-income economies by the World Bank regardless of their particular stage of development.

*   Index comparison begins 1/31/98.

In the chart, total returns for 1999 would have been lower if operating expenses hadn't been reduced.

The table includes the effects of maximum sales loads. In the table, total returns from inception through 1999 would have been lower if operating expenses hadn't been reduced.



                    11 | Kemper Emerging Markets Growth Fund

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


--------------------------------------------------------------------------------
Fee Table                                        Class A   Class B   Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
(as % of offering price)                           5.75%     None      None
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as % of
redemption proceeds)                               None*    4.00%     1.00%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Management Fee                                     1.25%    1.25%     1.25%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Distribution (12b-1) Fee                           None     0.75      0.75
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Other Expenses**                                  13.14    13.36     13.63
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Annual Operating Expenses                   14.39    15.36     15.63
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Expense Reimbursement                             12.11    12.18     12.48
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Net Annual Operating Expenses***                   2.28     3.18      3.15
------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and regulatory fees.

*** By contract, total operating expenses are capped at 2.28%, 3.18% and 3.15% for Class A, Class B and Class C shares, respectively, through 2/28/2001.


Based on the figures above (including one year of capped expenses in each period), this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example                        1 Year      3 Years      5 Years    10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A                         $793      $3,324       $5,401      $9,111
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B                          721       3,433        5,593       9,156
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C                          418       3,172        5,452       9,340
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Expenses, assuming you kept your shares
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A                         $793      $3,324       $5,401      $9,111
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B                          321       3,133        5,393       9,156
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C                          318       3,172        5,452       9,340
------------------------------------------------------------------------------



                    12 | Kemper Emerging Markets Growth Fund

THE INVESTMENT ADVISOR


The fund's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach to asset management, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee from the fund. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.00%* of average daily net assets.

* Reflecting the effect of expense limitations and/or fee waivers then in effect.


[ICON]--------------------------------------------------------------------------
FUND MANAGERS
                     The following people handle the fund's day-to-day management:

                     Joyce E. Cornell             Theresa Gusman
                     Lead Portfolio Manager       o Began investment career
                     o Began investment career      in 1983
                       in 1987                    o Joined the advisor in
                     o Joined the advisor in 1991   1992
                     o Joined the fund team       o Joined the fund team
                       in 1998                      in 1998


                     Andre J. DeSimone            Tara C. Kenney
                     o Began investment career    o Began investment career
                       in 1981                      in 1984
                     o Joined the advisor in 1997 o Joined the advisor in
                     o Joined the fund team         1995
                       in 1998                    o Joined the fund team
                                                    in 1998



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.



                    13 | Kemper Emerging Markets Growth Fund

TICKER SYMBOLS  CLASS: A) KGLAX  B) KGLBX  C) KGLCX


Kemper
Global Blue Chip Fund

FUND GOAL  The fund seeks long-term capital growth.



                       14 | Kemper Global Blue Chip Fund

The Fund's Main Strategy


The fund invests at least 65% of total assets in common stocks and other equities of "blue chip" companies throughout the world. These are large, well known companies that typically have an established earnings and dividends history, easy access to credit, solid positions in their industries and strong management. Although the fund may invest in any country, it primarily focuses on countries with developed economies (including the U.S.).

In choosing stocks, the portfolio managers look for those blue-chip companies that appear likely to benefit from global economic trends or have promising new technologies or products.

The managers may favor securities from different countries and industries at different times, while still maintaining variety in terms of the countries and industries represented.


The fund will normally sell a stock when the managers believe it has reached its fair value, when its fundamental factors have changed or when adjusting its exposure to a given country or industry.

[ICON]--------------------------------------------------------------------------
OTHER INVESTMENTS

While most of the fund's equities are common stocks, some may be other types of equities, such as convertible stocks or preferred stocks. While the fund invests mainly in developed countries, it may invest up to 15% of total assets in emerging market debt or equity securities of emerging markets (of which, 5% of net assets may be junk bonds, i.e., grade BB and below).

                       15 | Kemper Global Blue Chip Fund

The Main Risks Of Investing In The Fund

There are several factors that could hurt fund performance, cause you to lose money or make the fund perform less well than other investments.


The most important factor with this fund is how U.S. and foreign stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When U.S. and foreign stock prices fall, especially prices of large company stocks, you should expect the value of your investment to fall as well. Foreign stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong.

Large company stocks at times may not perform as well as stocks of smaller or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.


Other factors that could affect performance include:


o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

If you are interested in large-cap stocks and want to look beyond U.S. markets, this fund could be suitable for you.


                       16 | Kemper Global Blue Chip Fund

Performance

The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.


For context, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year            Class A Shares
------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1998              13.79
1999              28.23


Best quarter: 18.78%, Q4 '99          Worst quarter: -8.00%, Q3 '98



--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------
                                         Since 12/31/98    Since 12/31/97
                                         1 Year            Life of Class
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A                                  20.85%            17.25%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B                                  24.02             18.34
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C                                  27.07             19.73
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Index                                    25.34             25.07
------------------------------------------------------------------------------


Index: The MSCI (Morgan Stanley Capital International) World Index measures performance of a range of developed country general stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East.

In the chart, total returns from 1998 through 1999 would have been lower if operating expenses hadn't been reduced.

The table includes the effects of maximum sales loads. In the table, total returns from inception through 1999 would have been lower if operating expenses hadn't been reduced.



                       17 | Kemper Global Blue Chip Fund

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


--------------------------------------------------------------------------------
Fee Table                                        Class A   Class B   Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
(as % of offering price)                          5.75%    None      None
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as % of
redemption proceeds)                              None*    4.00%     1.00%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Management Fee                                    1.00%    1.00%     1.00%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Distribution (12b-1) Fee                          None     0.75      0.75
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Other Expenses**                                  3.44     3.84      4.14
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Annual Operating Expenses                   4.44     5.59      5.89
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Expense Reimbursement                             2.64     2.91      3.24
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Net Annual Operating Expenses***                  1.80     2.68      2.65
------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and regulatory fees.

*** By contract, total operating expenses are capped at 1.80%, 2.68% and 2.65% for Class A, Class B and Class C shares, respectively, through 2/28/2001.


Based on the figures above (including one year of capped expenses in each period), this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example                        1 Year      3 Years      5 Years    10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A shares                  $747       $1,616       $2,495      $4,735
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B shares                   671        1,708        2,732       4,874
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C shares                   368        1,464        2,638       5,483
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Expenses, assuming you kept your shares
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A shares                  $747       $1,616       $2,495      $4,735
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B shares                   271        1,408        2,532       4,874
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C shares                   268        1,464        2,638       5,483
------------------------------------------------------------------------------



                       18 | Kemper Global Blue Chip Fund

THE INVESTMENT ADVISOR


The fund's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach to asset management, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee from the fund. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.00%* of average daily net assets.

* Reflecting the effect of expense limitations and/or fee waivers then in effect.


[ICON]--------------------------------------------------------------------------
FUND MANAGERS

The following people handle the fund's day-to-day management:

Diego Espinosa               William E. Holzer
Lead Portfolio Manager       o Began investment career
o Began investment career      in 1970
  in 1991                    o Joined the advisor in
o Joined the advisor in 1996   1980
o Joined the fund team in    o Joined the fund team in
  1998                         1998

Nicholas Bratt
o Began investment career
  in 1974
o Joined the advisor in 1976
o Joined the fund team in
  1998


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.



                       19 | Kemper Global Blue Chip Fund

TICKER SYMBOLS  CLASS: A) KGDAX  B) KGDBX  C) KGDCX


Kemper
Global Discovery Fund*

FUND GOAL  The fund seeks above-average long-term capital appreciation.

*        Kemper Global Discovery Fund is properly known as Global Discovery
         Fund.


                       20 | Kemper Global Discovery Fund

The Fund's Main Strategy


The fund invests at least 65% of total assets in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 20% of the Salomon Brothers Broad Market Index). The fund generally focuses on countries with developed economies (including the U.S.). As of December 31, 1999, companies in which the fund invests typically have a market capitalization of between $75 million and $5.7 billion.


In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for companies that appear to have effective management, strong competitive positioning, vigorous research and development efforts and sound balance sheets.


Growth orientation. The managers generally look for companies that have above-average potential for sustainable growth of revenue or earnings compared to large companies, and whose market value appears reasonable in light of their business prospects.


Analysis of regional themes. The managers look for significant social, economic, industrial and demographic changes, seeking to identify stocks that may benefit from them.

The managers may favor different securities at different times, while still maintaining variety in terms of the countries and industries represented.

The fund will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

[ICON]--------------------------------------------------------------------------
OTHER INVESTMENTS


While most of the fund's equities are common stocks, some may be other types of equities, such as convertible stocks or preferred stocks. The fund may invest up to 35% of total assets in common stocks and other equities of large companies or in debt securities (of which, 5% of net assets may be junk bonds, i.e. grade BB and below).



                       21 | Kemper Global Discovery Fund

The Main Risks Of Investing In The Fund

There are several factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.


The most important factor with this fund is how U.S. and foreign stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When U.S. and foreign stock prices fall, you should expect the value of your investment to fall as well. Foreign stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. These risks tend to be greater in emerging markets.

Compared to large company stocks, small and mid-size stocks tend to be more volatile, in part because these companies tend to be less established and the valuation of their stocks often depends on future expectations. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.


Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters


o        growth stocks may be out of favor for certain periods

o at times, it could be hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

This fund may interest long-term investors who want to diversify a large-cap or domestic portfolio of investments.


                       22 | Kemper Global Discovery Fund

Performance

The bar chart shows the total return for the fund's Class A shares, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.


For context, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31                      Class A Shares
------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1999              64.15


Best quarter: 41.23%, Q4 '99          Worst quarter: -5.43%, Q3 '99



--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------
                                           Since 12/31/98   Since 4/16/98
                                           1 Year           Life of Class
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A                                    54.68%            23.94%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B                                    59.70             28.00
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C                                    62.83             29.53
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Index                                      22.36              8.10*
------------------------------------------------------------------------------

Index: Salomon Brothers World Equity Extended Market Index, an unmanaged small capitalization stock universe of 22 countries.

*   Index comparison begins 4/30/98.

In the chart, total returns for 1999 would have been lower if operating expenses hadn't been reduced.

The table includes the effects of maximum sales loads. In the table, total returns from inception through 1999 would have been lower if operating expenses hadn't been reduced.



                       23 | Kemper Global Discovery Fund

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


--------------------------------------------------------------------------------
Fee Table                                        Class A   Class B   Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
(as % of offering price)                          5.75%    None      None
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as % of
redemption proceeds)                              None*    4.00%     1.00%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Management Fee                                    1.10%    1.10%     1.10%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Distribution (12b-1) Fee                          None     0.75      0.75
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Other Expenses**                                  1.20     1.63      1.19
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Annual Operating Expenses                   2.30     3.48      3.04
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Expense Reimbursement                             0.29     0.65      0.24
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Net Annual Operating Expenses***                  2.01     2.83      2.80
------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and regulatory fees.

*** By contract, total operating expenses are capped at 2.01%, 2.83% and 2.80% for Class A, Class B and Class C shares, respectively, through 2/28/2001.


Based on the figures above (including one year of capped expenses in each period), this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example                          1 Year      3 Years     5 Years    10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A shares                     $767      $1,226      $1,710       $3,038
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B shares                      686       1,308       1,952        3,202
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C shares                      383         917       1,575        3,338
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Expenses, assuming you kept your shares
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A shares                     $767      $1,226      $1,710       $3,038
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B shares                      286       1,008       1,752        3,202
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C shares                      283         917       1,575        3,338
------------------------------------------------------------------------------



                       24 | Kemper Global Discovery Fund

THE INVESTMENT ADVISOR


The fund's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach to asset management, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee from the fund. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.88% of average daily net assets.


[ICON]--------------------------------------------------------------------------
FUND MANAGERS

                     The following people handle the fund's day-to-day management:

                     Gerald J. Moran              Steven T. Stokes
                     Lead Portfolio Manager       o Began investment career
                     o Began investment career      in 1986
                       in 1968                    o Joined the advisor in
                     o Joined the advisor in 1968   1996
                     o Joined the fund team       o Joined the fund team
                       in 1991                      in 1999


                     Sewall Hodges
                     o Began investment career
                       in 1978
                     o Joined the advisor in 1995
                     o Joined the fund team
                       in 1996



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

                        25 | Kemper Global Discovery Fund

TICKER SYMBOLS  CLASS: A) KGIAX  B) KGIBX  C) KGICX


Kemper
Global Income Fund


FUND GOAL The fund seeks to provide high current income consistent with prudent total return asset management.



                         26 | Kemper Global Income Fund

The Fund's Main Strategy


The fund invests at least 65% of total assets in foreign and U.S. investment-grade bonds and other income-producing securities. While the fund may invest in securities issued by any issuer and in any currency, it generally focuses on issuers in developed markets, such as Australia, Canada, Japan, New Zealand, the U.S. and Western Europe, and on securities of other countries that are denominated in the currencies of these countries or the euro.


In making their buy and sell decisions, the portfolio managers typically consider a number of factors, including economic outlooks, interest rate movements, inflation trends, security characteristics and changes in supply and demand within global bond markets. In choosing individual bonds, the managers use independent analysis to look for bonds that have attractive yields and good credit. The managers may favor securities from different countries and issuers at different times, while still maintaining variety in terms of countries and issuers represented.


Although the managers may adjust the fund's duration (a measure of sensitivity to interest rate movements), they generally intend to keep it between 4.0 and
6.0 years.


[ICON]--------------------------------------------------------------------------
OTHER INVESTMENTS

This fund normally invests at least 65% of total assets in investment-grade bonds, which are those in the top four credit grades (i.e., as low as BBB/Baa).


The fund may invest up to 35% of net assets in foreign or domestic debt securities of any credit quality, including junk bonds (i.e., grade BB and below). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.



                         27 | Kemper Global Income Fund

The Main Risks Of Investing In The Fund

There are several factors that could hurt fund performance, cause you to lose money or make the fund perform less well than other investments.

For this fund, the main factor is global interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Foreign markets tend to be more volatile than U.S. markets, for reasons ranging from political and economic uncertainties to poor regulation to a higher risk that essential information may be incomplete or wrong.

Another major factor is currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the fund owns that are denominated in that currency. This is separate from market risk, and may add to market losses or reduce market gains.

The fact that the fund is not diversified and may invest in securities of relatively few issuers increases its risk, because any factors affecting a given company could affect performance. Similarly, if the fund emphasizes a given market, such as Canada, or a given industry, factors affecting that market or industry will affect performance.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, issuers, industries or other matters


o a bond could fall in credit quality or go into default; this risk is greater for junk bonds


o some types of bonds could be paid off earlier than expected, which would hurt the fund's performance


o at times, market conditions might make it hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

This fund may make sense for investors seeking a less aggressive approach to international income investing.


                         28 | Kemper Global Income Fund

Performance

The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.


For context, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year            Class A Shares
------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1990       22.66
1991       11.13
1992       -1.90
1993       10.23
1994       -1.47
1995       19.89
1996        5.87
1997        1.80
1998       10.48
1999       -6.38


Best quarter: 11.23%, Q1 '95          Worst quarter: -4.32%, Q1 '92


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------
                        Since        Since       Since 5/31/94    Since
                        12/31/98     12/31/94    Life of Class    12/31/89
                        1 Year       5 Years     B/C              10 Years
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A                 -10.58%      5.01%         --             6.36%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B                  -9.66       5.07        4.88%              --
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C                  -7.06       5.30        5.08               --
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Index                    -4.27       6.42        6.30             8.03
------------------------------------------------------------------------------


Index: Salomon Brothers World Government Bond Index, an unmanaged index on a U.S. dollar total return basis, with all dividends reinvested, and includes government bonds from 14 countries. The minimum maturity is one year.

The table includes the effects of maximum sales loads.



                         29 | Kemper Global Income Fund

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.



--------------------------------------------------------------------------------
Fee Table                                        Class A   Class B   Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
(as % of offering price)                          4.50%    None      None
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as % of
redemption proceeds)                              None*    4.00%     1.00%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Management Fee                                    0.75%    0.75%     0.75%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Distribution (12b-1) Fee                          None     0.75      0.75
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Other Expenses**                                  0.96     0.89      0.86
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Annual Operating Expenses                   1.71     2.39      2.36
------------------------------------------------------------------------------


* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and regulatory fees.


Based on the figures above, this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example                             1 Year    3 Years     5 Years   10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A shares                       $616       $965      $1,336      $2,379
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B shares                        642      1,045       1,475       2,403
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C shares                        339        736       1,260       2,696
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Expenses, assuming you kept your shares
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A shares                       $616       $965      $1,336      $2,379
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B shares                        242        745       1,275       2,403
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C shares                        239        736       1,260       2,696
------------------------------------------------------------------------------



                         30 | Kemper Global Income Fund

THE INVESTMENT ADVISOR


The fund's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach to asset management, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee from the fund. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.75% of average daily net assets.


Scudder Investments (U.K.) Limited, 1 South Place, London, U.K., an affiliate of Scudder Kemper Investments, Inc., is the sub-advisor for Kemper Global Income Fund. Scudder Investments (U.K.) Limited has served as sub-advisor for mutual funds since December, 1996 and investment advisor for certain institutional accounts since August, 1998.

Scudder Investments (U.K.) Limited renders investment advisory and management services with regard to the portion of the fund's portfolio as allocated to Scudder Investments (U.K.) Limited by Scudder Kemper Investments, Inc. from time-to-time for management, including services related to foreign securities, foreign currency transactions and related investments.

[ICON]--------------------------------------------------------------------------
FUND MANAGERS

               The following people handle the fund's day-to-day management:

               Jan C. Faller                   Jeremy L. Ragus
               Co-Lead Portfolio Manager       o Began investment career
               o Began investment career         in 1977
                 in 1988                       o Joined the advisor
               o Joined the advisor in 1999      in 1990
               o Joined the fund team in 1999  o Joined the fund team
                                                 in 1999

               Robert Stirling
               Co-Lead Portfolio Manager
               o Began investment career
                 in 1984
               o Joined the sub-advisor
                 in 1995
               o Joined the fund team in 1999



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.




                         31 | Kemper Global Income Fund

TICKER SYMBOLS  CLASS: A) KITAX  B) KINBX  C) KITCX


Kemper
International Fund

FUND GOAL The fund seeks total return through a combination of capital growth and income.


                         32 | Kemper International Fund

The Fund's Main Strategy


The fund invests at least 80% of total assets in foreign securities (securities issued by foreign-based issuers). The fund invests at least 65% of total assets in common stocks of established foreign companies with the potential for capital growth, income or both. The fund may invest more than 25% of total assets in any given developed country that the manager believes poses no unique investment risk.


In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies that have sound financial strength, good business prospects and strong competitive positioning and above-average earnings growth, among other factors.

Top-down analysis. The managers consider the economic outlooks for various countries and geographical areas, favoring those they believe have sound economic conditions and open markets.

Analysis of global themes. The managers look for significant changes in the business environment, with an eye toward identifying industries that may benefit from these changes.

The managers may favor securities from different countries and industries at different times, while still maintaining variety in terms of the countries and industries represented.

The fund will normally sell a stock when the managers believe it has reached its fair value, its underlying investment theme has matured or the reasons for originally investing no longer apply.

[ICON]--------------------------------------------------------------------------
OTHER INVESTMENTS


While most of the fund's equities are common stocks, some may be other types of equities, such as convertible stocks or preferred stocks. The fund may invest up to 35% of net assets in foreign or domestic debt securities of any credit quality, including junk bonds (i.e., grade BB and below). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.


                         33 | Kemper International Fund

The Main Risks Of Investing In The Fund

There are several factors that could hurt fund performance, cause you to lose money or make the fund perform less well than other investments.

The most important factor with this fund is how foreign stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When foreign stock prices fall, you should expect the value of your investment to fall as well.


Foreign stocks may at times be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong.

Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.


Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters


o bond investments could be hurt by rising interest rates or declines in credit quality


o at times, market conditions might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Investors who are looking for a broadly diversified international fund may want to consider this fund.


                         34 | Kemper International Fund

Performance

The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.


For context, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year            Class A Shares
------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1990       -7.50
1991        9.13
1992       -4.79
1993       35.65
1994       -4.00
1995       12.96
1996       17.05
1997        9.00
1998        7.88
1999       41.30


Best quarter: 29.96%, Q4 '99          Worst quarter: -17.89%, Q3 '98


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as 12/31/1999
--------------------------------------------------------------------------------
                               Since          Since 5/31/94    Since
               Since 12/31/98  12/31/94       Life of Class    12/31/89
               1 Year          5 Years        B/C              10 Years
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A        33.20%          15.68%            --            9.99%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B        37.34           15.90          13.62%             --
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C        40.42           16.03          13.73              --
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Index          27.30           13.15          11.81            7.33
------------------------------------------------------------------------------

Index: MSCI EAFE Index (Morgan Stanley Capital International Europe, Austral-Asia, Far East Index), a generally accepted benchmark for performance of major overseas markets.

The table includes the effects of maximum sales loads. In the table and the chart, total returns for 1990 would have been lower if operating expenses hadn't been reduced.



                         35 | Kemper International Fund

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


--------------------------------------------------------------------------------
Fee Table                                        Class A   Class B   Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
(as % of offering price)                          5.75%    None      None
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as % of
redemption proceeds)                              None*    4.00%     1.00%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Management Fee                                    0.74%    0.74%     0.74%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Distribution (12b-1) Fee                          None     0.75      0.75
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Other Expenses**                                  0.88     0.97      0.86
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Annual Operating Expenses                   1.62     2.46      2.35
------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and regulatory fees.


Based on the figures above, this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example                        1 Year      3 Years      5 Years    10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A shares                   $730      $1,057       $1,406       $2,386
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B shares                    649       1,067        1,511        2,399
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C shares                    338         733        1,255        2,686
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Expenses, assuming you kept your shares
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A shares                   $730      $1,057       $1,406       $2,386
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B shares                    249         767        1,311        2,399
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C shares                    238         733        1,255        2,686
------------------------------------------------------------------------------



                         36 | Kemper International Fund

THE INVESTMENT ADVISOR


The fund's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach to asset management, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee from the fund. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.74% of average daily net assets.


Scudder Investments (U.K.) Limited, 1 South Place, London, U.K., an affiliate of Scudder Kemper Investments, Inc., is the sub-advisor for Kemper International Fund. Scudder Investments (U.K.) Limited has served as sub-advisor for mutual funds since December, 1996 and investment advisor for certain institutional accounts since August, 1998.

Scudder Investments (U.K.) Limited renders investment advisory and management services with regard to the portion of the fund's portfolio as allocated to Scudder Investments (U.K.) Limited by Scudder Kemper Investments, Inc. from time-to-time for management, including services related to foreign securities, foreign currency transactions and related investments.

[ICON]--------------------------------------------------------------------------
FUND MANAGERS

                     The following people handle the fund's day-to-day management:

                     Irene Cheng                  Marc Slendebroek
                     Lead Portfolio Manager       o Began investment career
                     o Began investment career      in 1990
                       in 1985                    o Joined the sub-advisor
                     o Joined the advisor in 1993   in 1994
                     o Joined the fund team       o Joined the fund team
                       in 1999                      in 1998


                     Nicholas Bratt               Carol L. Franklin
                     o Began investment career    o Began investment career
                       in 1974                      in 1975
                     o Joined the advisor in 1976 o Joined the advisor
                     o Joined the fund team         in 1981
                       in 2000                    o Joined the fund team
                                                    in 2000



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.




                         37 | Kemper International Fund

TICKER SYMBOLS  CLASS: A) KLAAX  B) KLABX  C) KLACX


Kemper
Latin America Fund

FUND GOAL  The fund seeks long-term capital appreciation.


                         38 | Kemper Latin America Fund

The Fund's Main Strategy


The fund invests at least 65% of total assets in Latin American common stocks and other equities that are issued by companies organized under the laws of a Latin American country or traded on Latin American markets and do more than half of their business in Latin America. The fund generally focuses on Argentina, Brazil, Chile, Colombia, Mexico and Peru.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with competitive business positions, good technologies, and sound balance sheets, among other factors. The managers also consider the quality of management, the impact of government regulations and trade initiatives and the cost of labor and raw materials.

Growth orientation. The managers generally look for companies that seem to offer the potential for sustainable above-average growth of revenue or earnings relative to each stock's own market.


Analysis of regional themes. The managers look for significant social, economic, industrial and demographic changes, with an eye toward identifying countries, industries and companies that may benefit from these changes.

The managers may favor securities from different countries and industries at different times, while still maintaining variety in terms of the countries and industries represented.

The fund will normally sell a stock when the managers believe it has reached its fair value, other investments offer better opportunities or when adjusting its exposure to a given country or industry.

[ICON]--------------------------------------------------------------------------
OTHER INVESTMENTS


While most of the fund's equities are common stocks, some may be other types of equities, such as convertible stocks or preferred stocks. The fund may invest up to 35% of total assets in non-Latin American (including U.S.) debt and equity securities, including junk bonds (i.e., grade BB and below). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.



                         39 | Kemper Latin America Fund

The Main Risks Of Investing In The Fund

There are several factors that could hurt fund performance, cause you to lose money or make the fund perform less well than other investments.


The most important factor with this fund is how Latin American stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When Latin American stock prices fall, you should expect the value of your investment to fall as well. The fact that the fund concentrates on a single geographical region could affect fund performance. For example, Latin American companies could be hurt by such factors as regional economic downturns, currency devaluations, runaway inflation, shifts in government policy or fluctuations in commodity prices. Similarly, the fact that the fund is not diversified and may invest in relatively few companies increases its risk, because any factors affecting a given company could affect performance.

Emerging markets, including Latin American countries, tend to be more volatile than developed markets, for reasons ranging from political and economic uncertainties to poor regulation and liquidity to a higher risk that essential information may be incomplete or wrong. Stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.

Other factors that could affect performance include:


o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters


o bond investments could be hurt by rising interest rates or declines in credit quality

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------


This fund may interest investors who believe in the long-term growth potential of Latin American stocks and can accept above-average risks.



                         40 | Kemper Latin America Fund

Performance

The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.


For context, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.


------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year            Class A Shares
------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1998      -24.32
1999       50.98


Best quarter: 34.56%, Q4 '99          Worst quarter: -19.35%, Q3 '98


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------
                                         Since 12/31/98    Since 12/31/97
                                         1 Year            Life of Class
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A                                  42.39%            3.77%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B                                  46.65             4.55
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C                                  49.86             5.97
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Index                                    61.85             2.13
------------------------------------------------------------------------------


Index: IFC Latin America Investable Return Index, a U.S. dollar-denominated index comprised of Latin America's stock markets without reference to the stock's availability to overseas investors.

In the chart, total returns from 1998 through 1999 would have been lower if operating expenses hadn't been reduced.

The table includes the effects of maximum sales loads. In the table, total returns from inception through 1999 would have been lower if operating expenses hadn't been reduced.



                         41 | Kemper Latin America Fund

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


--------------------------------------------------------------------------------
Fee Table                                        Class A   Class B   Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
(as % of offering price)                          5.75%     None      None
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as % of
redemption proceeds)                               None*   4.00%     1.00%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Management Fee                                    1.25%    1.25%     1.25%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Distribution (12b-1) Fee                           None     0.75      0.75
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Other Expenses**                                  17.92    17.85     18.69
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Annual Operating Expenses                   19.17    19.85     20.69
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Expense Reimbursement                             16.98    16.78     17.65
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Net Annual Operating Expenses***                   2.19     3.07      3.04
------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and regulatory fees.

*** By contract, total operating expenses are capped at 2.19%, 3.07% and 3.04% for Class A, Class B and Class C shares, respectively, through 2/28/2001.


Based on the figures above (including one year of capped expenses in each period), this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example                        1 Year      3 Years      5 Years    10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A shares                  $784       $3,992       $6,355      $9,886
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B shares                   710        4,078        6,493       9,900
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C shares                   407        3,890        6,437      10,031
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Expenses, assuming you kept your shares
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A shares                  $784       $3,992       $6,355      $9,886
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B shares                   310        3,778        6,293       9,900
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C shares                   307        3,890        6,437      10,031
------------------------------------------------------------------------------



                         42 | Kemper Latin America Fund

THE INVESTMENT ADVISOR


The fund's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach to asset management, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee from the fund. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.00%* of average daily net assets.

* Reflecting the effect of expense limitations and/or fee waivers then in effect.


[ICON]--------------------------------------------------------------------------
FUND MANAGERS
                     The following people handle the fund's day-to-day management:


                     Tara C. Kenney               Paul H. Rogers
                     Lead Portfolio Manager       o Began investment career
                     o Began investment career      in 1985
                       in 1984                    o Joined the advisor in
                     o Joined the advisor in 1995   1994
                     o Joined the fund team       o Joined the fund team
                       in 1997                      in 1997

                     Edmund B. Games, Jr.
                     o Began investment career
                       in 1960
                     o Joined the advisor in 1960
                     o Joined the fund team
                       in 1997



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.



                         43 | Kemper Latin America Fund

TICKER SYMBOLS  CLASS: A) KNEAX  B) KNEBX  C) KNECX


Kemper
New Europe Fund

FUND GOAL  The fund seeks long-term capital appreciation.


                          44 | Kemper New Europe Fund

The Fund's Main Strategy


The fund invests at least 65% of total assets in European common stocks and other equities (equities that are traded mainly on European markets or are issued by companies that are based in Europe or do more than half of their business there). The fund generally focuses on common stocks of companies in the more established markets of Western and Southern Europe such as Finland, Germany, France, Italy, Spain and Portugal.


In choosing stocks, the portfolio managers use a combination of three analytical disciplines:


Bottom-up research. The managers look for individual companies with new or dominant products or technologies, among other factors.

Growth orientation. The managers look for stocks that seem to offer the potential for sustainable above-average growth of revenues or earnings relative to each stock's own market and whose market prices are reasonable in light of their potential growth.


Top-down analysis. The managers consider the outlook for economic, political, industrial and demographic trends and how they may affect various countries, sectors and industries.

The managers may favor securities from different countries and industries at different times, while still maintaining variety in terms of the countries and industries represented.

The fund will normally sell a stock when it has reached a target price, the managers believe other investments offer better opportunities or when adjusting its exposure to a given country or industry.

[ICON]--------------------------------------------------------------------------
OTHER INVESTMENTS


While most of the fund's equities are common stocks, some may be other types of equities, such as convertible stocks or preferred stocks. The fund may invest up to 20% of total assets in European debt securities of any credit quality, including junk bonds (i.e., grade BB and below). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.



                           45 | Kemper New Europe Fund

The Main Risks Of Investing In The Fund

There are several factors that could hurt fund performance, cause you to lose money or make the fund perform less well than other investments.


The most important factor with this fund is how European stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When European stock prices fall, you should expect the value of your investment to fall as well.

The fact that the fund focuses on a single geographical region could affect fund performance. For example, European companies could be hurt by such factors as regional economic downturns or difficulties with the European Economic and Monetary Union (EMU). Eastern European companies can be very sensitive to political and economic developments. The fact that the fund is not diversified and may invest in relatively few companies increases its risk, because any factors affecting a given company could affect performance.


European stocks may at times be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters

o        growth stocks may be out of favor for certain periods

o bond investments could be hurt by rising interest rates or declines in credit quality


o at times, market conditions might make it hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

This fund may appeal to investors who seek long-term growth and want to gain exposure to Europe's established markets.


                           46 | Kemper New Europe Fund

Performance

The bar chart shows how the total returns for the fund's Class M shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.


The performance of Class M shares shown in the bar chart and performance table reflects performance from when the fund was a closed-end fund (through 09/03/99). Because the fund had no daily sales and redemptions, its performance as a closed-end fund may have been higher than if it had operated as an open-end fund.

For context, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year            Class M Shares
------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991        3.06
1992       -9.59
1993       25.62
1994       -0.27
1995       18.97
1996       34.38
1997       20.03
1998       34.39
1999       51.83



Best quarter: 37.93%, Q4 '99          Worst quarter: -16.81%, Q3 '98



--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------
                                                                Since
                                Since 12/31/98  Since 12/31/94  2/16/90 Life
                                1 Year          5 Years         of Class
------------------------------------------------------------------------------
Class M                         51.83%          31.39%          15.93%
------------------------------------------------------------------------------
Index                           16.23           22.54           15.05*
------------------------------------------------------------------------------


Index: The Morgan Stanley Capital International Europe Equity Index, an unmanaged index that is generally representative of the equity securities of the European markets.

*   Index comparison begins 02/28/90.

Class A, B and C shares do not have a full calendar year of operations and their performance is not shown above. The performance of Class M shares does not reflect any sales charges. The performance of the other classes is subject to sales charges and would be lower.



                           47 | Kemper New Europe Fund

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


--------------------------------------------------------------------------------
Fee Table                                        Class A   Class B   Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed       5.75%    None    None      None
On Purchases (as % of offering price)
------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)      None*    4.00%   1.00%     None
(as % of redemption proceeds)
------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed,  None     None    None      2.00%**
if applicable)
------------------------------------------------------------------------------
Exchange Fee                              None     None    None      2.00%**
------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
------------------------------------------------------------------------------
Management Fee                            0.75%    0.75%   0.75%     0.75%
------------------------------------------------------------------------------
Distribution (12b-1) Fee                  None     0.75    0.75      None
------------------------------------------------------------------------------
Other Expenses***                         1.05     1.20    1.20      0.70
------------------------------------------------------------------------------
Total Annual Operating Expenses****       1.80     2.70    2.70      1.45
------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** A 2% redemption fee, which is retained by the fund, is imposed upon redemptions or exchanges of shares held less than one year, with limited exceptions (see "Policies You Should Know About -- Redemption
         Fee).

*** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

**** The fund was reorganized from a closed-end fund to an open-end fund on September 3, 1999. The fees and expenses of open-end funds are, in many cases, different than those of closed-end funds. Accordingly, the expense ratios shown above are estimated for the fund's current fiscal year ending October 31, 2001, based on the fund's current fee schedule and expenses incurred by the fund during its most recent fiscal year adjusted for any open-end related expenses. By contract, total operating expenses are capped at 1.80%, 2.70% and 2.70% for Class A, Class B and Class C shares, respectively, through 2/28/2001.



                           48 | Kemper New Europe Fund

Based on the figures on the previous page (including one year of capped expenses in each period except for Class M shares), this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example                          1 Year      3 Years     5 Years    10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
------------------------------------------------------------------------------
Class A shares                   $747        $1,109      $1,494      $2,569
------------------------------------------------------------------------------
Class B shares                    673         1,138       1,630       2,615
------------------------------------------------------------------------------
Class C shares                    373           838       1,430       3,032
------------------------------------------------------------------------------
Class M shares                    345           649         976       1,900
------------------------------------------------------------------------------
Expenses, assuming you kept your shares
------------------------------------------------------------------------------
Class A shares                   $747        $1,109      $1,494      $2,569
------------------------------------------------------------------------------
Class B shares                    273           838       1,430       2,615
------------------------------------------------------------------------------
Class C shares                    273           838       1,430       3,032
------------------------------------------------------------------------------
Class M shares                    345           649         976       1,900
------------------------------------------------------------------------------



                           49 | Kemper New Europe Fund

THE INVESTMENT ADVISOR


The fund's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach to asset management, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee from the fund. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.96% of average daily net assets.


[ICON]--------------------------------------------------------------------------
FUND MANAGERS

                     The following people handle the fund's day-to-day management:

                     Carol L. Franklin            Joan R. Gregory
                     Lead Portfolio Manager       o Began investment career
                     o Began investment career      in 1989
                       in 1975                    o Joined the advisor in
                     o Joined the advisor in 1981   1992
                     o Joined the fund team       o Joined the fund team
                       in 1990                      in 1992


                     Nicholas Bratt               Marc Slendebroek
                     o Began investment career    o Began investment career
                       in 1974                      in 1990
                     o Joined the advisor in 1976 o Joined the advisor in
                     o Joined the fund team         1994
                       in 1999                    o Joined the fund team
                                                    in 1998



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.


                           50 | Kemper New Europe Fund

Other Policies And Risks

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:


o Although major changes tend to be infrequent, each fund's Board could change that fund's investment goal without seeking shareholder approval.


o As a temporary defensive measure, any of these funds could shift up to 100% of assets into investments such as money market securities. This could prevent losses, but would mean that the fund would not be pursuing its goal.


o Scudder Kemper establishes a security's credit quality when it buys the security, using independent ratings or, for unrated securities, its own credit determination. When ratings don't agree, a fund may use the higher rating. If a security's credit quality falls, the advisor will determine whether selling it would be in the shareholders' best interests.

o The funds may trade securities more actively than many funds, which could mean higher expenses (thus lowering return) and higher taxable distributions.

o Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments, and might not use them at all. With derivatives there is a risk that they could produce disproportionate losses.


Keep in mind that there is no assurance that any mutual fund will achieve its goal.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

This prospectus doesn't tell you about every policy or risk of investing in a fund. For more information, request a copy of the Statement of Additional Information (see back cover).

                          51 | Other Policies And Risks

Euro conversion

Funds that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The investment advisor is working to address euro-related issues as they occur and has been notified that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a fund's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.


                          51 | Other Policies And Risks

Financial Highlights


These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP (except Kemper Global Discovery Fund, which has been audited by Pricewaterhouse-Coopers LLP), whose reports, along with each fund's financial statements, are included in that fund's annual report (see "Shareholder reports" on the back cover).

Kemper Asian Growth Fund

Class A
------------------------------------------------------------------------------

Years ended November 30,                  1999      1998     1997    1996(a)
------------------------------------------------------------------------------
Net asset value, beginning of period     $5.41     $6.65   $10.04     $9.50
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income (loss)          (.01)(b)     .11      .08        --
------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment transactions       2.65     (1.27)   (3.47)       .54
------------------------------------------------------------------------------
  Total from investment operations        2.64     (1.16)   (3.39)       .54
------------------------------------------------------------------------------
Less distributions from net investment
income                                      --      (.08)      --         --
------------------------------------------------------------------------------
Net asset value, end of period           $8.05     $5.41    $6.65    $10.04
------------------------------------------------------------------------------
Total return (%) (d)                    48.80(c) (17.66)(c) (33.76)(c) 5.68**
------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
------------------------------------------------------------------------------
Net assets at end of period ($
thousands)                              12,685     4,047    3,549       827
------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                            3.35      2.65     2.62     1.46*
------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                            1.76      1.80     1.60     1.46*
------------------------------------------------------------------------------
Ratio of net investment income (loss)
(%)                                      (.17)      2.05      .97      .74*
------------------------------------------------------------------------------
Portfolio turnover rate (%)                 80       131      155       74*
------------------------------------------------------------------------------


(a) For the period from October 21, 1996 (commencement of operations) to November 30, 1996.

(b) Based on monthly average shares outstanding during the period.

(c) Total return would have been lower had certain expenses not been reduced.

(d) Total return does not reflect the effect of sales charges.

*   Annualized

**  Not annualized



                            53 | Financial Highlights

Class B
------------------------------------------------------------------------------
Years ended November 30,                  1999      1998     1997    1996(a)
------------------------------------------------------------------------------

Net asset value, beginning of period     $5.34    $6.58    $10.03     $9.50
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income (loss)          (.02)(b)    .06       --        --
------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment transactions       2.59   (1.28)    (3.45)       .53
------------------------------------------------------------------------------
  Total from investment operations        2.57   (1.22)    (3.45)       .53
------------------------------------------------------------------------------
Less distributions from net investment
income                                       --    (.02)        --         --
------------------------------------------------------------------------------
Net asset value, end of period           $7.91    $5.34     $6.58    $10.03
------------------------------------------------------------------------------
Total return (%) (d)                    48.13(c) (18.65)(c)(34.40)(c)5.58**
------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
------------------------------------------------------------------------------
Net assets at end of period ($
thousands)                               8,674     3,035    2,545       941
------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                            4.25      4.29     3.51     2.34*
------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                            1.91      2.78     2.57     2.34*
------------------------------------------------------------------------------
Ratio of net investment income (loss)
(%)                                      (.32)      1.07       --    (.14)*
------------------------------------------------------------------------------
Portfolio turnover rate (%)                 80       131      155       74*
------------------------------------------------------------------------------

(a) For the period from October 21, 1996 (commencement of operations) to November 30, 1996.

(b) Based on monthly average shares outstanding during the period.

(c) Total return would have been lower had certain expenses not been reduced.

(d) Total return does not reflect the effect of sales charges.


*   Annualized

**  Not annualized



                            54 | Financial Highlights

Class C
------------------------------------------------------------------------------

Years ended November 30,                  1999      1998     1997    1996(a)
------------------------------------------------------------------------------
Net asset value, beginning of period     $5.35     $6.60    $10.03     $9.50
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income (loss)          (.08)(b)     .05       --        --
------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment transactions       2.56    (1.28)    (3.43)       .53
------------------------------------------------------------------------------
  Total from investment operations        2.48    (1.23)    (3.43)       .53
------------------------------------------------------------------------------
Less distributions from net investment
income                                       --     (.02)        --         --
------------------------------------------------------------------------------
Net asset value, end of period           $7.83     $5.35     $6.60    $10.03
------------------------------------------------------------------------------
Total return (%) (d)                    46.36(c)  (18.72)(c)(34.20)(c)5.58**
------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
------------------------------------------------------------------------------
Net assets at end of period ($
thousands)                               1,182       334      304       180
------------------------------------------------------------------------------
Ratio of expenses, before expense
reductions (%)                            5.17      4.56     3.55     2.34*
------------------------------------------------------------------------------
Ratio of expenses, after expense
reductions (%)                            2.81      2.71     2.54     2.34*
------------------------------------------------------------------------------
Ratio of net investment income (loss)
(%)                                     (1.22)      1.14      .03    (.14)*
------------------------------------------------------------------------------
Portfolio turnover rate (%)                 80       131      155       74*
------------------------------------------------------------------------------

(a) For the period from October 21, 1996 (commencement of operations) to November 30, 1996.

(b)      Based on monthly average shares outstanding during the period.

(c) Total return would have been lower had certain expenses not been reduced.

(d)      Total return does not reflect the effect of sales charges.


*        Annualized

**       Not annualized

                            55 | Financial Highlights

Kemper Emerging Markets Growth Fund

Class A


------------------------------------------------------------------------------
Years ended October 31,                                     1999(a)  1998(b)
------------------------------------------------------------------------------

Net asset value, beginning of period                        $7.80     $9.50
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income (loss)                             (.02)(a)     .03
------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                    1.71    (1.73)
------------------------------------------------------------------------------
  Total from investment operations                           1.69    (1.70)
------------------------------------------------------------------------------
Net asset value, end of period                              $9.49     $7.80
------------------------------------------------------------------------------
Total return (not annualized) (%)                           21.67    (17.89)
------------------------------------------------------------------------------

Ratios to average net assets
------------------------------------------------------------------------------
Expenses, before expense reductions (%)                     10.23     22.38
------------------------------------------------------------------------------
Expenses, net (%)                                            2.19      2.28
------------------------------------------------------------------------------
Net investment income (loss) (%)                            (.22)       .40
------------------------------------------------------------------------------

Class B

------------------------------------------------------------------------------

Years ended October 31,                                     1999(a)  1998(b)
------------------------------------------------------------------------------
Net asset value, beginning of period                        $7.74     $9.50
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment loss                                      (.09)(a)   (.01)
------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                    1.68    (1.75)
------------------------------------------------------------------------------
  Total from investment operations                           1.59    (1.76)
------------------------------------------------------------------------------
Net asset value, end of period                              $9.33     $7.74
------------------------------------------------------------------------------
Total return (not annualized) (%)                           20.54    (18.53)
------------------------------------------------------------------------------

Ratios to average net assets
------------------------------------------------------------------------------
Expenses, before expense reductions (%)                     11.25     24.06
------------------------------------------------------------------------------
Expenses, net (%)                                            3.06      3.18
------------------------------------------------------------------------------
Net investment income (loss) (%)                            (.93)     (.50)
------------------------------------------------------------------------------



(a) Per share data was determined based on average shares outstanding.

(b) For the period from January 9, 1998 (commencement of operations) to October 31, 1998.



                            56 | Financial Highlights

Class C


------------------------------------------------------------------------------

Years ended October 31,                                     1999(a)  1998(b)
------------------------------------------------------------------------------
Net asset value, beginning of period                        $7.76     $9.50
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income (loss)                             (.10)(a)     .03
------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                    1.69    (1.71)
------------------------------------------------------------------------------
  Total from investment operations                           1.59    (1.74)
------------------------------------------------------------------------------
Net asset value, end of period                              $9.35     $7.76
------------------------------------------------------------------------------
Total return (not annualized) (%)                           20.49    (18.32)
------------------------------------------------------------------------------

Ratios to average net assets
------------------------------------------------------------------------------
Expenses, before expense reductions (%)                     11.55     24.03
------------------------------------------------------------------------------
Expenses, net (%)                                            3.03      3.15
------------------------------------------------------------------------------
Net investment income (loss) (%)                           (1.13)     (.47)
------------------------------------------------------------------------------

Supplemental data for all classes
------------------------------------------------------------------------------
Years ended October 31,                                    1999(a)   1998(b)
------------------------------------------------------------------------------
Net assets at end of period                            $3,493,300   1,771,222
------------------------------------------------------------------------------
Portfolio turnover rate (annualized) (%)                      78        69
------------------------------------------------------------------------------


(a) Per share data was determined based on average shares outstanding.

(b) For the period from January 9, 1998 (commencement of operations) to October 31, 1998.

Note: Total return does not reflect the effect of any sales charges. Scudder Kemper Investments, Inc. has agreed to temporarily waive its management fee and absorb certain operating expenses of the fund.


                            57 | Financial Highlights

Kemper Global Blue Chip Fund

Class A


------------------------------------------------------------------------------
Years ended October 31,                                     1999(a)  1998(b)
------------------------------------------------------------------------------
Net asset value, beginning of period                       $10.21     $9.50
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income                                    .03(a)       .05
------------------------------------------------------------------------------
  Net realized and unrealized gain                           1.64       .66
------------------------------------------------------------------------------
  Total from investment operations                           1.67       .71
------------------------------------------------------------------------------
Net asset value, end of period                             $11.88    $10.21
------------------------------------------------------------------------------
Total return (not annualized) (%)                           16.26      7.47
------------------------------------------------------------------------------

Ratios to average net assets (annualized)
------------------------------------------------------------------------------
Expenses before expense reductions (%)                       3.35      6.06
------------------------------------------------------------------------------
Expenses, net (%)                                            1.80      1.80
------------------------------------------------------------------------------
Net investment income (loss) (%)                              .24       .92
------------------------------------------------------------------------------

Class B

------------------------------------------------------------------------------
Years ended October 31,                                     1999(a)  1998(b)
------------------------------------------------------------------------------
Net asset value, beginning of period                       $10.13     $9.50
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income                                    (.07)(a)       --
------------------------------------------------------------------------------
  Net realized and unrealized gain                           1.61       .63
------------------------------------------------------------------------------
  Total from investment operations                           1.54       .63
------------------------------------------------------------------------------
Net asset value, end of period                             $11.67    $10.13
------------------------------------------------------------------------------
Total return (not annualized) (%)                           15.10      6.63
------------------------------------------------------------------------------

Ratios to average net assets (annualized)
------------------------------------------------------------------------------
Expenses before expense reductions (%)                       4.54      7.69
------------------------------------------------------------------------------
Expenses, net (%)                                            2.68      2.68
------------------------------------------------------------------------------
Net investment income (loss) (%)                            (.64)       .04
------------------------------------------------------------------------------


(a) Per share data was determined based on monthly average shares outstanding during the period.

(b) For the period ended December 31, 1997 (commencement of operations) to October 31, 1998.


                            58 | Financial Highlights

Class C


------------------------------------------------------------------------------

Years ended October 31,                                     1999(a)  1998(b)
------------------------------------------------------------------------------
Net asset value, beginning of period                       $10.14     $9.50
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income                                     (.07)         --
------------------------------------------------------------------------------
  Net realized and unrealized gain                           1.62       .64
------------------------------------------------------------------------------
  Total from investment operations                           1.55       .64
------------------------------------------------------------------------------
Net asset value, end of period                             $11.69    $10.14
------------------------------------------------------------------------------
Total return (not annualized) (%)                           15.19      6.74
------------------------------------------------------------------------------

Ratios to average net assets (annualized)
------------------------------------------------------------------------------
Expenses before expense reductions (%)                       4.85      7.66
------------------------------------------------------------------------------
Expenses, net (%)                                            2.65      2.65
------------------------------------------------------------------------------
Net investment income (loss) (%)                            (.61)       .07
------------------------------------------------------------------------------

Supplemental data for all classes

------------------------------------------------------------------------------
Years ended October 31,                                  1999(a)    1998(b)
------------------------------------------------------------------------------
Net assets at end of period                            $22,977,660 9,539,623
------------------------------------------------------------------------------
Portfolio turnover rate (annualized) (%)                   68          84
------------------------------------------------------------------------------


(a) Per share data was determined based on monthly average shares outstanding during the period.

(b) For the period ended December 31, 1997 (commencement of operations) to October 31, 1998.


Note: Total return does not reflect the effect of any sales charges. Scudder Kemper Investments, Inc. has agreed to temporarily waive its management fee and absorb certain operating expenses of the fund. The Ratios to Average Net Assets are computed without this expense waiver or absorption.

                            59 | Financial Highlights

Kemper Global Discovery Fund


Class A

------------------------------------------------------------------------------
Years ended October 31,                                      1999    1998(a)
------------------------------------------------------------------------------

Net asset value, beginning of period                       $19.78    $23.98
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income (loss) (b)                          (.24)     (.09)
------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     8.51    (4.11)
------------------------------------------------------------------------------
  Total from investment operations                           8.27    (4.20)
------------------------------------------------------------------------------
Net asset value, end of period                             $28.05    $19.78
------------------------------------------------------------------------------
Total return (%) (c)(d)                                     41.61    (17.51)**
------------------------------------------------------------------------------

Ratios and Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period ($ millions)                         55        11
------------------------------------------------------------------------------
Ratio of operating expenses to average daily net assets
(%)                                                          2.01     1.95*
------------------------------------------------------------------------------
Ratio of operating expenses, before expense reductions,
to average daily net assets (%)                              2.26     2.20*
------------------------------------------------------------------------------
Ratio of net investment income to average daily
net assets (%)                                              (.98)    (1.00)*
------------------------------------------------------------------------------
Portfolio turnover rate (%)                                    64        41
------------------------------------------------------------------------------


(a) For the period April 16, 1998 (commencement of sales of Class A shares) to October 31, 1998.

(b) Based on monthly average shares outstanding during the period.

(c) Total return does not reflect the effect of any sales charges.

(d) Total return would have been lower had certain expenses not been reduced.

*   Annualized

**  Not annualized


                            60 | Financial Highlights

Class B


------------------------------------------------------------------------------
Years ended October 31,                                      1999    1998(a)
------------------------------------------------------------------------------

Net asset value, beginning of period                       $19.70    $23.98
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income (loss) (b)                          (.43)     (.18)
------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     8.42    (4.10)
------------------------------------------------------------------------------
  Total from investment operations                           7.99    (4.28)
------------------------------------------------------------------------------
Net asset value, end of period                             $27.69    $19.70
------------------------------------------------------------------------------
Total return (%) (c)(d)                                     40.43    (17.85)**
------------------------------------------------------------------------------

Ratios and Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period ($ millions)                         27         6
------------------------------------------------------------------------------
Ratio of operating expenses to average daily net assets
(%)                                                          2.83     2.83*
------------------------------------------------------------------------------
Ratio of operating expenses, before expense reductions,
to average daily net assets (%)                              3.44     3.13*
------------------------------------------------------------------------------
Ratio of net investment income to average daily
net assets (%)                                             (1.81)    (1.87)*
------------------------------------------------------------------------------
Portfolio turnover rate (%)                                    64        41
------------------------------------------------------------------------------


(a) For the period April 16, 1998 (commencement of sales of Class B shares) to October 31, 1998.

(b) Based on monthly average shares outstanding during the period.

(c) Total return does not reflect the effect of any sales charges.

(d) Total return would have been lower had certain expenses not been reduced.

*   Annualized

**  Not annualized


                            61 | Financial Highlights

Class C


------------------------------------------------------------------------------
Years ended October 31,                                      1999    1998(a)
------------------------------------------------------------------------------

Net asset value, beginning of period                       $19.70    $23.98
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income (loss) (b)                          (.43)     (.17)
------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     8.44    (4.11)
------------------------------------------------------------------------------
  Total from investment operations                           8.01    (4.28)
------------------------------------------------------------------------------
Net asset value, end of period                             $27.71    $19.70
------------------------------------------------------------------------------
Total return (%) (c)(d)                                     40.41    (17.85)**
------------------------------------------------------------------------------

Ratios and Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period ($ millions)                          8         2
------------------------------------------------------------------------------
Ratio of operating expenses to average daily net assets
(%)                                                          2.80     2.80*
------------------------------------------------------------------------------
Ratio of operating expenses, before expense reductions,
to average daily net assets (%)                              3.00     3.23*
------------------------------------------------------------------------------
Ratio of net investment income to average daily
net assets (%)                                             (1.79)    (1.88)*
------------------------------------------------------------------------------
Portfolio turnover rate (%)                                    64        41
------------------------------------------------------------------------------


(a) For the period April 16, 1998 (commencement of sales of Class C shares) to October 31, 1998.

(b) Based on monthly average shares outstanding during the period.

(c) Total return does not reflect the effect of any sales charges.

(d) Total return would have been lower had certain expenses not been reduced.

*   Annualized

**  Not annualized



                            62 | Financial Highlights

Kemper Global Income Fund

Class A


------------------------------------------------------------------------------
Years ended December 31,         1999      1998     1997      1996     1995
------------------------------------------------------------------------------
Net asset value, beginning
of period                       $8.94     $8.58    $8.97     $9.05     $8.55
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income (loss) .32(a)    .37(a)   .48(a)    .52(a)       .61
------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                  (.88)       .50    (.33)     (.02)      1.05
------------------------------------------------------------------------------
  Total from investment
  operations                    (.56)       .87      .15       .50      1.66
------------------------------------------------------------------------------
Less distributions from:
------------------------------------------------------------------------------
  Net investment income         (.13)     (.40)    (.47)     (.58)    (1.16)
------------------------------------------------------------------------------
  Tax return of capital         (.27)     (.11)    (.07)        --        --
------------------------------------------------------------------------------
  Total distributions           (.40)     (.51)    (.54)     (.58)    (1.16)
------------------------------------------------------------------------------
Net asset value, end of period  $7.98     $8.94    $8.58     $8.97     $9.05
------------------------------------------------------------------------------
Total return (%) (b)           (6.38)     10.48     1.80      5.87     19.89
------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
------------------------------------------------------------------------------
Net assets, end of period
($ in thousands)               49,407    69,913   72,145    86,240    102,988
------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)           1.68      1.58     1.32      1.48      1.34
------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)           1.67      1.58     1.32      1.48      1.34
------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)                3.80      4.31     5.56      5.77      6.43
------------------------------------------------------------------------------
Portfolio turnover rate (%)       165       313      283       276       220
------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.


                            63 | Financial Highlights

Class B


------------------------------------------------------------------------------
Years ended December 31,         1999      1998     1997      1996     1995
------------------------------------------------------------------------------
Net asset value, beginning
of period                       $8.96     $8.60    $9.00     $9.09     $8.56
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income (loss) .26(a)    .31(a)   .41(a)    .46(a)       .56
------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                  (.88)       .49    (.33)     (.02)      1.05
------------------------------------------------------------------------------
  Total from investment
  operations                    (.62)       .80      .08       .44      1.61
------------------------------------------------------------------------------
Less distributions from:
------------------------------------------------------------------------------
  Net investment income         (.11)     (.34)    (.42)     (.53)    (1.08)
------------------------------------------------------------------------------
  Tax return of capital         (.23)     (.10)    (.06)        --        --
------------------------------------------------------------------------------
  Total distributions           (.34)     (.44)    (.48)     (.53)    (1.08)
------------------------------------------------------------------------------
Net asset value, end of period  $8.00     $8.96    $8.60     $9.00     $9.09
------------------------------------------------------------------------------
Total return (%) (b)           (6.98)      9.56     1.03      5.11     19.21
------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
------------------------------------------------------------------------------
Net assets, end of period
($ in thousands)                6,955    12,536   25,735    44,678    49,692
------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)           2.37      2.32     2.18      2.14      1.98
------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)           2.36      2.32     2.18      2.14      1.98
------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)                3.11      3.57     4.70      5.11      5.79
------------------------------------------------------------------------------
Portfolio turnover rate (%)       165       313      283       276       220
------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.



                            64 | Financial Highlights

Class C


------------------------------------------------------------------------------
Years ended December 31,         1999      1998     1997      1996     1995
------------------------------------------------------------------------------

Net asset value, beginning
of period                       $8.99     $8.62    $9.02     $9.09     $8.56
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income (loss) .27(a)    .32(a)   .42(a)    .48(a)       .57
------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                  (.90)       .49    (.33)     (.02)      1.05
------------------------------------------------------------------------------
  Total from investment
  operations                    (.63)       .81      .09       .46      1.62
------------------------------------------------------------------------------
Less distributions from:
------------------------------------------------------------------------------
  Net investment income         (.11)     (.34)    (.43)     (.53)    (1.09)
------------------------------------------------------------------------------
  Tax return of capital         (.24)     (.10)    (.06)        --        --
------------------------------------------------------------------------------
  Total distributions           (.35)     (.44)    (.49)     (.53)    (1.09)
------------------------------------------------------------------------------
Net asset value, end of period  $8.01     $8.99    $8.62     $9.02     $9.09
------------------------------------------------------------------------------
Total return (%) (b)           (7.06)      9.72     1.09      5.31     19.26
------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
------------------------------------------------------------------------------
Net assets, end of period
($ in thousands)                1,340     2,346    1,149       821       253
------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)           2.32      2.13     2.11      2.06      2.06
------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)           2.31      2.13     2.11      2.06      2.06
------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)                3.16      3.76     4.77      5.19      5.71
------------------------------------------------------------------------------
Portfolio turnover rate (%)       165       313      283       276       220
------------------------------------------------------------------------------

Notes:
(a) Based on monthly average shares outstanding during the period.
(b) Total return does not reflect the effect of sales charges.


                            65 | Financial Highlights

Kemper International Fund

Class A


-------------------------------------------------------------------------------
Years ended October 31,                1999     1998    1997    1996    1995
-------------------------------------------------------------------------------

Net asset value, beginning of year   $12.10    $12.68  $11.96  $10.59  $11.13
-------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------
  Net investment income (loss)        (.01)       .04      --     .04     .07
-------------------------------------------------------------------------------
  Net realized and unrealized gain     2.57       .01    1.52    1.50     .05
-------------------------------------------------------------------------------
  Total from investment operations     2.56       .05    1.52    1.54     .12
-------------------------------------------------------------------------------
Less dividends:
-------------------------------------------------------------------------------
  Distribution from net
  investment income                      --     (.08)   (.12)   (.12)      --
-------------------------------------------------------------------------------
  Distribution from net
  realized gain                      (1.81)     (.55)   (.68)   (.05)   (.66)
-------------------------------------------------------------------------------
  Total dividends                    (1.81)     (.63)   (.80)   (.17)   (.66)
-------------------------------------------------------------------------------
Net asset value, end of year         $12.85    $12.10  $12.68  $11.96  $10.59
-------------------------------------------------------------------------------
Total return (%)                     23.47(a)     .45   13.49   14.70    1.69
-------------------------------------------------------------------------------

Ratios to average net assets
-------------------------------------------------------------------------------
Expenses, before expense reductions
(%)                                    1.59      1.64    1.57    1.64    1.57
-------------------------------------------------------------------------------
Expenses, net (%)                      1.59      1.64    1.57    1.64    1.57
-------------------------------------------------------------------------------
Net investment income (loss) (%)      (.12)       .36     .16     .34     .83
-------------------------------------------------------------------------------


                            66 | Financial Highlights

Class B


-------------------------------------------------------------------------------
Years ended October 31,                1999    1998    1997    1996    1995
-------------------------------------------------------------------------------
Net asset value, beginning of year   $11.90   $12.50  $11.81  $10.46  $11.09
-------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------
  Net investment income (loss)        (.11)    (.08)   (.12)   (.06)   (.02)
-------------------------------------------------------------------------------
  Net realized and unrealized gain     2.52      .03    1.51    1.47     .05
-------------------------------------------------------------------------------
  Total from investment operations     2.41    (.05)    1.39    1.41     .03
-------------------------------------------------------------------------------
Less dividends:
-------------------------------------------------------------------------------
  Distribution from net
  investment income                      --       --   (.02)   (.01)      --
-------------------------------------------------------------------------------
  Distribution from net
  realized gain                      (1.81)    (.55)   (.68)   (.05)   (.66)
-------------------------------------------------------------------------------
  Total dividends                    (1.81)    (.55)   (.70)   (.06)   (.66)
-------------------------------------------------------------------------------
Net asset value, end of period       $12.50   $11.90  $12.50  $11.81  $10.46
-------------------------------------------------------------------------------
Total return (%)                     22.50(a)  (.37)   12.32   13.59     .84
-------------------------------------------------------------------------------

Ratios to average net assets
-------------------------------------------------------------------------------
Expenses, before expense
reductions (%)                         2.44     2.62    2.57    2.53    2.50
-------------------------------------------------------------------------------
Expenses, net (%)                      2.43     2.62    2.57    2.53    2.50
-------------------------------------------------------------------------------
Net investment income (loss) (%)      (.96)    (.62)   (.84)   (.55)   (.10)
------------------------------------------------------------------------------

(a) If the Advisor had not reimbursed the fund, the total return for the year ended October 31, 1999 would have been lower.


                            67 | Financial Highlights

Class C


------------------------------------------------------------------------------
Years ended October 31,                1999    1998    1997    1996    1995
------------------------------------------------------------------------------
Net asset value, beginning of period $11.91   $12.51  $11.81  $10.46  $11.09
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income (loss)        (.10)    (.08)   (.09)   (.06)   (.02)
------------------------------------------------------------------------------
  Net realized and unrealized gain     2.51      .03    1.49    1.47     .05
------------------------------------------------------------------------------
  Total from investment operations     2.41    (.05)    1.40    1.41     .03
------------------------------------------------------------------------------
Less dividends:
------------------------------------------------------------------------------
  Distribution from net
  investment income                      --       --   (.02)   (.01)      --
------------------------------------------------------------------------------
  Distribution from net
  realized gain                      (1.81)    (.55)   (.68)   (.05)   (.66)
------------------------------------------------------------------------------
  Total dividends                    (1.81)    (.55)   (.70)   (.06)   (.66)
------------------------------------------------------------------------------
Net asset value, end of period       $12.51   $11.91  $12.51  $11.81  $10.46
------------------------------------------------------------------------------
Total return (%)                     22.49(a)  (.37)   12.45   13.59     .84
------------------------------------------------------------------------------
Ratios to average net assets
------------------------------------------------------------------------------
Expenses, before expense
reductions (%)                         2.33     2.55    2.49    2.50    2.50
------------------------------------------------------------------------------
Expenses, net (%)                      2.32     2.55    2.49    2.50    2.50
------------------------------------------------------------------------------
Net investment income (loss) (%)      (.85)    (.55)   (.76)   (.52)   (.10)
------------------------------------------------------------------------------

Supplemental data for all classes

------------------------------------------------------------------------------
Years ended October 31,              1999     1998    1997     1996    1995
------------------------------------------------------------------------------
Net assets at end of year
(in thousands)                     $658,211  604,684 588,069 472,243  364,708
------------------------------------------------------------------------------
Portfolio turnover rate (%)           140       105      76     104      114
------------------------------------------------------------------------------

(a) If the Advisor had not reimbursed the fund, the total return for the year ended October 31, 1999 would have been lower.

Note: Total return does not reflect the effect of any sales charges. Per share data were determined based on average shares outstanding for the years ended 1995, 1996 and 1998, respectively.


                            68 | Financial Highlights

Kemper Latin America Fund

Class A


------------------------------------------------------------------------------
Years ended October 31,                                     1999(a)  1998(b)
------------------------------------------------------------------------------

Net asset value, beginning of period                        $7.31     $9.50
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income                                       .07       .06
------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                     .80    (2.25)
------------------------------------------------------------------------------
  Total from investment operations                            .87    (2.19)
------------------------------------------------------------------------------
Distribution from net investment income                     (.06)         --
------------------------------------------------------------------------------
Net asset value, end of period                              $8.12     $7.31
------------------------------------------------------------------------------
Total return (not annualized) (%)                           12.01    (23.05)
------------------------------------------------------------------------------

Ratios to average net assets (annualized)
------------------------------------------------------------------------------
Expenses, before expense reductions (%)                      9.16     12.75
------------------------------------------------------------------------------
Expenses, net (%)                                            2.19      2.21
------------------------------------------------------------------------------
Net investment income (%)                                     .87      1.38
------------------------------------------------------------------------------

Class B

------------------------------------------------------------------------------
Years ended October 31,                                     1999(a)  1998(b)
------------------------------------------------------------------------------

Net asset value, beginning of period                        $7.26     $9.50
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income                                     (.01)       .04
------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                     .81    (2.28)
------------------------------------------------------------------------------
  Total from investment operations                            .80    (2.24)
------------------------------------------------------------------------------
Net asset value, end of period                              $8.06     $7.26
------------------------------------------------------------------------------
Total return (not annualized) (%)                           11.02    (23.58)
------------------------------------------------------------------------------

Ratios to average net assets (annualized)
------------------------------------------------------------------------------
Expenses, before expense reductions (%)                      9.93     14.38
------------------------------------------------------------------------------
Expenses, net (%)                                            3.06      3.09
------------------------------------------------------------------------------
Net investment income (%)                                   (.13)       .50
------------------------------------------------------------------------------

(a) Per share data was determined based on monthly average shares outstanding during the period.

(b) For the period from December 31, 1997 (commencement of operations) to October 31, 1998.


                            69 | Financial Highlights

Class C


------------------------------------------------------------------------------
Years ended October 31,                                     1999(a)  1998(b)
------------------------------------------------------------------------------

Net asset value, beginning of period                        $7.26     $9.50
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income                                         --       .04
------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                     .80    (2.28)
------------------------------------------------------------------------------
  Total from investment operations                            .80    (2.24)
------------------------------------------------------------------------------

Net asset value, end of period                              $8.06     $7.26
------------------------------------------------------------------------------
Total return (not annualized) (%)                           11.02    (23.58)
------------------------------------------------------------------------------
Ratios to average net assets (annualized)
------------------------------------------------------------------------------
Expenses, before expense reductions (%)                     10.73     14.34
------------------------------------------------------------------------------
Expenses, net (%)                                            3.04      3.06
------------------------------------------------------------------------------
Net investment income (%)                                   (.02)       .53
------------------------------------------------------------------------------

Supplemental data for all classes

------------------------------------------------------------------------------
Years ended October 31,                                   1999(a)     1998(b)
------------------------------------------------------------------------------
Net assets at end of period                              $2,462,031  1,460,498
------------------------------------------------------------------------------
Portfolio turnover rate (%)                                  76         55
------------------------------------------------------------------------------

(a) Per share data was determined based on monthly average shares outstanding during the period.

(b) For the period from December 31, 1997 (commencement of operations) to October 31, 1998.

Note: Total return does not reflect the effect of any sales charges. Scudder Kemper Investments, Inc. has agreed to temporarily waive its management fee and absorb certain operating expenses of the fund.



                            70 | Financial Highlights

Kemper New Europe Fund


Class A
------------------------------------------------------------------------------
                                                                     1999(a)
------------------------------------------------------------------------------

Net asset value, beginning of period                                 $14.27
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income (loss) (b)                                    (.03)
------------------------------------------------------------------------------
  Net realized and unrealized gain                                      .63
------------------------------------------------------------------------------
  Total from investment operations                                      .60
------------------------------------------------------------------------------
Net asset value, end of period                                       $14.87
------------------------------------------------------------------------------
Total return (not annualized) (%) (c)                                  4.20
------------------------------------------------------------------------------

Ratios to average net assets (annualized)
------------------------------------------------------------------------------
Expenses (%)                                                           1.63
------------------------------------------------------------------------------
Net investment income (loss) (%)                                     (1.21)
------------------------------------------------------------------------------

Class B

------------------------------------------------------------------------------
                                                                     1999(a)
------------------------------------------------------------------------------
Net asset value, beginning of period                                 $13.91
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income (loss) (b)                                    (.05)
------------------------------------------------------------------------------
  Net realized and unrealized gain                                      .63
------------------------------------------------------------------------------
  Total from investment operations                                      .58
------------------------------------------------------------------------------
Net asset value, end of period                                       $14.49
------------------------------------------------------------------------------
Total return (not annualized) (%) (c)                                  4.17
------------------------------------------------------------------------------
Ratios to average net assets (annualized)
------------------------------------------------------------------------------
Expenses (%)                                                           2.36
------------------------------------------------------------------------------
Net investment income (loss) (%)                                     (1.95)
------------------------------------------------------------------------------

(a) For the period September 3, 1999 (commencement of Class) to October 31,
    1999.

(b) Based on monthly average shares outstanding during the period.

(c) Total investment returns reflect changes in net asset value per share during each period and assume that dividends and capital gains distributions, if any, were reinvested.


                            71 | Financial Highlights

Class C


------------------------------------------------------------------------------
                                                                     1999(a)
------------------------------------------------------------------------------

Net asset value, beginning of period                                 $14.02
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income (loss) (b)                                    (.04)
------------------------------------------------------------------------------
  Net realized and unrealized gain                                      .64
------------------------------------------------------------------------------
  Total from investment operations                                      .60
------------------------------------------------------------------------------
Net asset value, end of period                                       $14.62
------------------------------------------------------------------------------
Total return (not annualized) (%) (c)                                  4.28
------------------------------------------------------------------------------

Ratios to average net assets (annualized)
------------------------------------------------------------------------------
Expenses (%)                                                           2.40
------------------------------------------------------------------------------
Net investment income (loss) (%)                                     (1.99)
------------------------------------------------------------------------------

(a) For the period September 3, 1999 (commencement of Class) to October 31,
    1999.

(b) Based on monthly average shares outstanding during the period.

(c) Total investment returns reflect changes in net asset value per share during each period and assume that dividends and capital gains distributions, if any, were reinvested.

Note: Total return does not reflect the effect of any sales charges. Prior to September 3, 1999, the fund operated as a closed-end investment company. On September 3, 1999, the fund became an open-end investment company and offered three additional classes of shares.


                            72 | Financial Highlights

Class M


------------------------------------------------------------------------------
Years ended October 31,              1999     1998     1997    1996    1995
------------------------------------------------------------------------------

Net asset value, beginning
of period                          $22.23    $19.96  $16.60   $13.24  $11.61
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income (loss) (a) (.00)(c)   (.00)   (.01)      .05     .05
------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                       4.62      4.47    3.43     3.36    1.58
------------------------------------------------------------------------------
  Total from investment operations   4.62      4.47    3.42     3.41    1.63
------------------------------------------------------------------------------
Less distributions from:
------------------------------------------------------------------------------
  Net investment income             (.03)     (.09)   (.06)    (.05)      --
------------------------------------------------------------------------------
  Net realized gains on
  investment transactions          (6.36)    (2.11)      --       --      --
------------------------------------------------------------------------------
  Total distributions              (6.39)    (2.20)   (.06)    (.05)      --
------------------------------------------------------------------------------
Redemption fees                       .13        --      --       --      --
------------------------------------------------------------------------------
Net asset value, end of period     $20.59    $22.23  $19.96   $16.60  $13.24
------------------------------------------------------------------------------
Total return (%)
------------------------------------------------------------------------------
  Per share net asset value (%)
  (b)(d)                            27.95     27.70   20.66    25.92   14.04
------------------------------------------------------------------------------

Ratios to average net assets
------------------------------------------------------------------------------
Expenses (%)                       1.68(e)     1.41    1.49     1.51    1.62
------------------------------------------------------------------------------
Net investment income (loss) (%)    (.00)     (.01)   (.03)      .31     .39
------------------------------------------------------------------------------

Supplemental data for all classes
------------------------------------------------------------------------------
Years ended October 31,              1999     1998    1997     1996    1995
------------------------------------------------------------------------------
Net assets at end of period ($
millions)                            $295       359     320     266      213
------------------------------------------------------------------------------
Portfolio turnover rate (%)          57.8      41.4    44.7    35.3     32.4
------------------------------------------------------------------------------


(a) Based on monthly average shares outstanding during the period.

(b) Total investment returns reflect changes in net asset value per share during each period and assume that dividends and capital gains distributions, if any, were reinvested.

(c) Net investment income per share includes non-recurring dividend income amounting to $.08 per share.

(d) The performance of Class M shares reflects performance of the fund in closed-end form. The fund's performance may have been lower if it had operated as an open-end fund during these periods.

(e) Includes reorganization expense ratio of .20%.

Note: Total return does not reflect the effect of any sales charges.



                            73 | Financial Highlights

Investing In The Funds

The following pages tell you about many of the services, choices and benefits of being a Kemper Funds shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.


You can find out more about the topics covered here by speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

Choosing A Share Class

In this prospectus, there are three share classes for each fund. Each class has its own fees and expenses, offering you a choice of cost structures.


For Kemper New Europe Fund, Class M shares represent the initial shares of the fund and are no longer offered. Class M shares are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. Class M shares are subject to a 2% fee on all redemptions (including redemptions in kind) and exchanges. Class M shares will automatically convert to Class A shares on September 3, 2000.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.


------------------------------------------------------------------------------
Classes and features                    Points to help you compare
------------------------------------------------------------------------------

Class A

o  Sales charges of up to 5.75%,        o  Some investors may be able to
   charged when you buy shares             reduce or eliminate their sales
                                           charges; see page 84
o  In most cases, no charges when you
   sell shares                          o  Total annual expenses are lower
                                           than those for Class B or Class C
o  No distribution fee
------------------------------------------------------------------------------

Class B

o  No charges when you buy shares       o  The deferred sales charge rate
                                           falls to zero after six years
o  Deferred sales charge of up to
   4.00%, charged when you sell shares  o  Shares automatically convert to
   you bought within the last six years    Class A six years after purchase,
                                           which means lower annual expenses
o  0.75% distribution fee                  going forward
------------------------------------------------------------------------------

Class C

o  No charges when you buy shares       o  The deferred sales charge rate is
                                           lower, but your shares never convert
o  Deferred sales charge of 1.00%,         to Class A, so annual expenses
   charged when you sell shares you        remain higher
   bought within the last year

o  0.75% distribution fee
------------------------------------------------------------------------------




                           75 | Choosing A Share Class

Class A shares

Class A shares have a sales charge that varies with the amount you invest:

All funds except Kemper Global Income Fund

                    Sales charge     Sales charge
                      as a % of        as a % of your
Your investment    offering price   net investment
---------------------------------------------------------
Up to $50,000         5.75%            6.10%
---------------------------------------------------------
$50,000-$99,999       4.50             4.71
---------------------------------------------------------
$100,000-$249,999     3.50             3.63
---------------------------------------------------------
$250,000-$499,999     2.60             2.67
---------------------------------------------------------
$500,000-$999,999     2.00             2.04
---------------------------------------------------------
$1 million or more    See page 85
---------------------------------------------------------

Kemper Global Income Fund

                    Sales charge     Sales charge
                      as a % of        as a % of your
Your investment    offering price   net investment
---------------------------------------------------------
Up to $100,000        4.50%            4.71%
---------------------------------------------------------
$100,000-$249,999     3.50             3.63
---------------------------------------------------------
$250,000-$499,999     2.60             2.67
---------------------------------------------------------
$500,000-$999,999     2.00             2.04
---------------------------------------------------------
$1 million or more    See page 85
---------------------------------------------------------


The offering price includes the sales charge.


                           76 | Choosing A Share Class

You may be able to lower your Class A sales charges if:


o        you plan to invest at least $50,000 ($100,000 for Kemper Global Income
         Fund) over the next 24 months ("letter of intent")

o the amount of Kemper shares you already own (including shares in certain other Kemper funds) plus the amount you're investing now is at least $50,000 ($100,000 for Kemper Global Income Fund) ("cumulative discount")

o        you are investing a total of $50,000 ($100,000 for Kemper Global Income
         Fund) or more in several Kemper funds at once ("combined purchases")


The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial representative.

                           77 | Choosing A Share Class

You may be able to buy Class A shares without sales charges when you are:

o        reinvesting dividends or distributions

o        investing through certain workplace retirement plans

o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. The fund may waive the sales charges for investors in other situations as well. Your financial representative or Kemper can answer your questions and help you determine if you are eligible.

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them, and a similar charge of 0.50% on shares you sell within the second year of owning them. This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Kemper can answer your questions and help you determine if you're eligible.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.




                             78 | Choosing A Share Class

Class B shares

With Class B shares, you pay no up-front sales charges to the fund. Class B shares do have a 12b-1 plan, under which a distribution fee of 0.75% is deducted from fund assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares, which don't have a 12b-1 fee. After six years, Class B shares automatically convert to Class A, which has the net effect of lowering the annual expenses from the seventh year on.

Class B shares have a contingent deferred sales charge (CDSC). This charge declines over the years you own shares, and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares   CDSC on shares you sell
-----------------------------------------------------------
First year                     4.00%
-----------------------------------------------------------
Second or third year           3.00
-----------------------------------------------------------
Fourth or fifth year           2.00
-----------------------------------------------------------
Sixth year                     1.00
-----------------------------------------------------------
Seventh year and later         None
                               (automatic conversion to
                               Class A)
-----------------------------------------------------------


This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Kemper can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses (due to 12b-1 fees) mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------


Class B shares are designed for long-term investors who prefer to see all of their investment go to work right away, and can accept somewhat higher annual expenses.


                           79 | Choosing A Share Class

Class C shares

Like Class B shares, Class C shares have no up-front sales charges and have a 12b-1 plan under which a distribution fee of 0.75% is deducted from fund assets each year. Because of this fee, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A).

Unlike Class B shares, Class C shares do NOT automatically convert to Class A after six years, so they continue to have higher annual expenses.

Class C shares have a contingent deferred sales charge (CDSC), but only on shares you sell within one year of buying them:


Year after you bought shares    CDSC on shares you sell
----------------------------------------------------------
First year                      1.00%
----------------------------------------------------------
Second year and later           None
----------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Kemper can answer your questions and help you determine if you're eligible.

While Class C shares don't have any front-end sales charges, their higher annual expenses (due to 12b-1 fees) mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------


Class C shares may appeal to investors who plan to sell shares within six years of buying them, or who aren't certain of their investment time horizon.



                           80 | Choosing A Share Class

How to Buy Shares

Once you've chosen a share class, use these instructions to make investments. Make out any checks to "Kemper Funds."

------------------------------------------------------------------------------
First investment                        Additional investments
------------------------------------------------------------------------------

$1,000 or more for regular accounts     $100 or more for regular accounts

$250 or more for IRAs                   $50 or more for IRAs

                                        $50 or more with an Automatic
                                        Investment Plan
------------------------------------------------------------------------------

Through a financial representative

o  Contact your representative using    o  Contact your representative using
   the method that's most convenient for   the method that's most convenient
   you                                     for you
------------------------------------------------------------------------------

By mail or express mail (see below)

o  Fill out and sign an application     o  Send a check and a Kemper
                                           investment slip to us at the
o  Send it to us at the appropriate        appropriate address below
   address, along with an investment
   check                                o  If you don't have an investment
                                           slip, simply include a letter with
                                           your name, account number, the full
                                           name of the fund and the share class
                                           and your investment instructions
------------------------------------------------------------------------------

By wire
o  Call (800) 621-1048 for instructions o  Call (800) 621-1048 for instructions
------------------------------------------------------------------------------

By phone

--                                      o  Call (800) 621-1048 for
                                           instructions
------------------------------------------------------------------------------

With an automatic investment plan

--                                      o  To set up regular investments,
                                           call (800) 621-1048
------------------------------------------------------------------------------

On the Internet

o  Follow the instructions at           o  Follow the instructions at
   www.kemper.com                          www.kemper.com
------------------------------------------------------------------------------


Regular mail: Kemper Funds, PO Box 219415, Kansas City, MO 64121-9415

Express, registered or certified mail:
Kemper Service Company, 811 Main Street, Kansas City, MO 64105-2005

Fax number: (800) 818-7526 (for exchanging and selling only)


                             81 | How to Buy Shares

How to Exchange Or Sell Shares

Use these instructions to exchange or sell shares in your account.




------------------------------------------------------------------------------
Exchanging into another fund            Selling shares
------------------------------------------------------------------------------

$1,000 or more to open a new account    Some transactions, including most
                                        for over $50,000, can only be
$100 or more for exchanges between      ordered in writing with a signature
existing accounts                       guarantee; if you're in doubt, see
                                        page 92
------------------------------------------------------------------------------


Through a financial representative

o  Contact your representative by the   o  Contact your representative by
   method that's most convenient           the method that's most convenient
   for you                                 for you
------------------------------------------------------------------------------

By phone or wire
o  Call (800) 621-1048 for instructions o  Call (800) 621-1048 for instructions
------------------------------------------------------------------------------

By mail, express mail or fax
(see previous page)
                                        Write a letter that includes:
Write a letter that includes:
                                        o  the fund, class and account
o  the fund, class and account number   number from which you want to sell
you're exchanging out of                shares

o  the dollar amount or number of       o  the dollar amount or number of
shares you want to exchange             shares you want to sell

o  the name and class of the fund you   o  your name(s), signature(s) and
want to exchange into                   address, as they appear on your
                                        account
o  your name(s), signature(s) and
   address, as they appear on your account o  a daytime telephone number

o  a daytime telephone number
------------------------------------------------------------------------------

With a systematic exchange plan         With a systematic withdrawal plan

o  To set up regular exchanges from a   o  To set up regular cash payments
   Kemper fund account, call               from a Kemper fund account, call
   (800) 621-1048                          (800) 621-1048
------------------------------------------------------------------------------

On the Internet

o  Follow the instructions at           o  Follow the instructions at
   www.kemper.com                          www.kemper.com
------------------------------------------------------------------------------

                       82 | How to Exchange or Sell Shares

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder.

If you are investing through an investment provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

Policies about transactions

The funds are open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 3 p.m. Central time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Kemper Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Kemper Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

KemperACCESS, the Kemper Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use Kemper ACCESS to get information on Kemper funds generally and on accounts held directly at Kemper. You can also use it to make exchanges and sell shares.



                       83 | Policies You Should Know About

EXPRESS-Transfer lets you set up a link between a Kemper account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House
(ACH) services. Transactions take two to three days to be completed, and there is a $100 minimum. To set up EXPRESS-Transfer on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Share certificates are available on written request. However, we don't recommend them unless you want them for a specific purpose, because they can only be sold by mailing them in, and if they're ever lost they're difficult and expensive to replace.

When you call us to sell shares, we may record the call, ask you for certain information or take other steps designed to prevent fraudulent orders. It's important to understand that, with respect to certain pre-authorized privileges, as long as we take reasonable steps to ensure that an order appears genuine, we are not responsible for any losses that may occur.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are normally completed within 24 hours. The funds can only send or accept wires of $1,000 or more.

Exchanges among Kemper funds are an option for most shareholders. Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

The Kemper Web site can be a valuable resource for shareholders with Internet access. Go to www.kemper.com to get up-to-date information, review balances or even place orders for exchanges.


                       84 | Policies You Should Know About

When you want to sell more than $50,000 worth of shares, or send the proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.


A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.


When you sell shares that have a contingent deferred sales charge (CDSC), we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lowest charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one Kemper fund into another don't affect CDSCs: for each investment you make, the date you first bought Kemper shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. These include:

o        the death or disability of an account owner (including a joint owner)

o        withdrawals made through a systematic withdrawal plan

o        withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans


o For Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Kemper Distributors that the dealer is waiving the applicable commission.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

                       85 | Policies You Should Know About

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Kemper can answer your questions and help you determine if you are eligible.


If you sell shares in a Kemper fund and then decide to invest with Kemper again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Kemper fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Kemper. You'll also be reimbursed (in the form of fund shares) for any CDSC you paid when you sold your shares. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Kemper or your financial representative.

Money from shares you sell is normally sent out within one business day of when your order is processed, although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.



                       86 | Policies You Should Know About

Redemption Fee (Class M shares)

Upon the redemption or exchange of Class M shares of the fund (including redemptions in kind) until September 3, 2000, a fee of 2% of the current net asset value of the shares will be assessed and retained by the fund for the benefit of the remaining shareholders. This fee is intended to discourage short term trading in a vehicle intended for long term investment, to avoid transaction and other expenses caused by early redemptions and to facilitate portfolio management. The fee is not a deferred sales charge and is not a commission paid to the investment manager or its subsidiaries. The fund reserves the right to modify the terms of or terminate this fee at any time.

The fee applies to all redemptions from the fund and exchanges to other Kemper Funds by Class M shareholders. The fee is applied to the shares being redeemed or exchanged in the order in which they were purchased.


                       87 | Policies You Should Know About

How the funds calculate share price

For each fund in this prospectus, the price at which you buy shares is as follows:

Class A shares -- net asset value per share, or NAV, adjusted to allow for any applicable sales charges (see "Choosing A Share Class")


Class B, Class C and Class M shares -- net asset value per share, or NAV


To calculate NAV, each share class of each fund uses the following equation:

     TOTAL ASSETS - TOTAL LIABILITIES
  --------------------------------------  =  NAV
    TOTAL NUMBER OF SHARES OUTSTANDING




For each fund and share class in this prospectus, the price at which you sell shares is also the NAV, although for Class B and Class C investors a contingent deferred sales charge may be taken out of the proceeds (see "Choosing A Share Class").


We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a fund's Board. In such a case, the fund's value for a security is likely to be different from quoted market prices.


Because each fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days when the fund doesn't price its shares.



                       88 | Policies You Should Know About

Other rights we reserve

For each fund in this prospectus, you should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o charge you $9 each calendar quarter if your account balance is below $1,000 for the entire quarter; this policy doesn't apply to most retirement accounts or if you have an automatic investment plan


o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; with respect to Kemper Asian Growth Fund, Global Discovery Fund, Kemper Global Income Fund and Kemper New Europe Fund, the funds generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1%, whichever is less, of a portfolio's net assets; the other funds may make similar arrangements



                       89 | Policies You Should Know About

o prior to September 3, 2000, all redemptions of Kemper New Europe Fund Class M shares that total more than $500,000 over a 90-day period will be paid in kind; in addition to paying the usual 2% redemption fee, shareholders that are subject to redemption in kind may bear additional expenses greater than 1% of the value of the shares redeemed, and must submit their redemption request in writing using a form available from Kemper Service Company


o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

                       90 | Policies You Should Know About

Understanding Distributions And Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.


The funds intend to pay dividends and distributions to their shareholders in November or December, and if necessary may do so at other times as well.


You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.


                   91 | Understanding Distributions And Taxes

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:



Generally taxed at ordinary income rates
-------------------------------------------------------
o short-term capital gains from selling fund shares
-------------------------------------------------------
o  income dividends you receive from a fund
-------------------------------------------------------
o short-term capital gains distributions received from a
  fund
-------------------------------------------------------

Generally taxed at capital gains rates
-------------------------------------------------------
o long-term capital gains from selling fund shares
-------------------------------------------------------
o long-term capital gains distributions received from a
  fund
-------------------------------------------------------


You may be able to claim a tax credit or deduction for your share of any foreign taxes your fund pays.

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before the fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends- received deduction for a portion of income dividends they receive.

                   92 | Understanding Distributions And Taxes

Notes

To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. For each fund, they also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we mail one copy per household. For more copies, call (800) 621-1048.


Statements of Additional Information (SAIs) -- These tell you more about each fund's features and policies, including additional risk information. The SAIs are incorporated by reference into this document (meaning that they are legally part of this prospectus).

If you'd like to ask for copies of these documents, or if you're a shareholder and have questions, please contact Kemper or the SEC (see below). Materials you get from Kemper are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.


SEC
450 Fifth Street, N.W.
Washington, DC 20549-0102
www.sec.gov
Tel (202) 942-8090

Kemper Funds
222 South Riverside Plaza
Chicago, IL 60606-5808
www.kemper.com
Tel (800) 621-1048

SEC File Numbers


Kemper Asian Growth Fund               811-7731
Kemper Emerging Markets Growth Fund    811-08395
Kemper Global Blue Chip Fund           811-08395
Global Discovery Fund                  811-4670
Kemper Global Income Fund              811-5829
Kemper International Fund              811-3136
Kemper Latin America Fund              811-08395
Kemper New Europe Fund                 811-5969


Principal Underwriter
Kemper Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808
www.kemper.com E-mail
info@kemper.com Tel (800) 621-1048

[LOGO] KEMPER FUNDS
Long-term investing in short-term world(SM)

                          KEMPER GLOBAL DISCOVERY FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                  March 1, 2000

                          Kemper Global Discovery Fund
               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-621-1048


         This Statement of Additional Information is not a prospectus. It is the Statement of Additional Information for Class A, B and C Shares (the "Shares" or "Kemper Shares") of Global Discovery Fund (the "Fund"). This Statement of
Additional Information should be read in conjunction with the combined prospectus of the Shares dated March 1, 2000. The prospectus may be obtained without charge from the Fund at the address or telephone number on this cover or the firm from which this Statement of Additional Information was received and is also available along with other related materials at the Securities and Exchange Commission's Internet web site (http://www.sec.gov).



                                    ---------

                                TABLE OF CONTENTS

                                                                        Page
                                                                        ----
Investment Restrictions...............................................     2
Investment Policies and Techniques....................................     3
Dividends, Distributions and Taxes....................................    25
Investment Adviser and Underwriter....................................    32
Portfolio Transactions................................................    38
Purchase and Redemption of Shares.....................................    40
Performance...........................................................    54
Officers and Directors................................................    57
Shareholder Rights....................................................    61
Appendix..............................................................   A-1


         The financial statements appearing in the Fund's 1999 Annual Report to Shareholders is incorporated herein by reference. The Annual Report for the Fund accompanies this document and may be obtained without charge by calling 1-800-621-1048. Scudder Kemper Investments, Inc. (the "Adviser") serves as the Fund's investment adviser.


                                       (RECYCLED LOGO) printed on recycled paper

INVESTMENT RESTRICTIONS

The Fund has adopted certain fundamental investment restrictions which cannot be changed without approval of a "majority" of its outstanding voting shares. As defined in the Investment Company Act of 1940, as amended (the "1940 Act"), this means the lesser of (1) 67% of the Fund's shares present at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the Fund's outstanding shares.

         Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

         The Fund has elected to be classified as a diversified series of an open-end investment company.

         The Fund may not, as a fundamental policy:

         1.       borrow  money,  except as  permitted  under  the 1940 Act,  as
                  amended,   and  as   interpreted  or  modified  by  regulatory
                  authority having jurisdiction, from time to time;

         2. issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         3.       purchase  physical   commodities  or  contracts   relating  to
                  physical commodities;

         4. concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         5. engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         6. purchase or sell real estate, which term does not include securities or companies which deal in real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities; or

         7. make loans to other persons except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

Other Investment Policies

The Directors of the Corporation have voluntarily adopted certain policies and restrictions which are observed in the conduct of the Fund's affairs. These represent intentions of the Directors based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Directors without requiring prior notice to, or approval of, shareholders.

         As a matter of non-fundamental policy, the Fund currently does not intend to:

         (1) borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

         (2) enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

         (3) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments,
                  (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

         (4) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

         (5) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (6) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

         (7) lend portfolio securities in an amount greater than 5% of its total assets.

         In addition, other non-fundamental policies may be established from time to time by the Fund's Directors and would not require the approval of shareholders.

         Master/feeder fund structure. The Corporation's Board of Directors has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder fund structure as described below.

         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

INVESTMENT POLICIES AND TECHNIQUES


General. Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Fund may engage (such as short selling, hedging, etc.) or a financial instrument which the Fund may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. (the "Adviser"), in its discretion, might, but is not required to, use in managing the Fund's portfolio assets. The Adviser may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Fund but, to the extent employed, could from time to time have a material impact on the Fund's performance.


         Global Discovery Fund is a diversified series of Global/International Fund, Inc. (the "Corporation"), an open-end management investment company. The Fund's investment objective is to seek above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. The Fund's investment objective is non-fundamental and may be changed without a vote of shareholders. The Fund is designed for investors looking for above-average appreciation potential (when compared with the overall domestic stock market as reflected by Standard & Poor's Corporation 500 Composite Price Index) and the benefits of investing globally, but who are willing to accept above-average stock market risk, the impact of currency fluctuation and little or no current income.

         In pursuit of its objective, the Fund generally invests in small, rapidly growing companies which offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market. The Fund has the flexibility to invest in any region of the world. It can invest in companies based in emerging markets, typically in the Far East, Latin America and Eastern Europe, as well as in firms operating in developed economies, such as those of the United States, Japan and Western Europe.

         The Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), invests the Fund's assets in companies it believes offer above-average earnings, cash flow or asset growth potential. It also invests in companies which may receive greater market recognition over time. The Adviser believes that these factors offer significant opportunity for long-term capital appreciation. The Adviser evaluates investments for the Fund from both a macroeconomic and microeconomic perspective, using fundamental analysis, including field research. The Adviser analyzes the growth potential and relative value of possible investments. When evaluating an individual company, the Adviser takes into consideration numerous factors, including the depth and
quality  of  management;   a  company's  product  line,  business  strategy  and
competitive position; research and development efforts; financial strength, including degree of leverage; cost structure; revenue and earnings growth potential; price-earnings ratios and other stock valuation measures. Secondarily, the Adviser weighs the attractiveness of the country and region in which a company is located.

         While the Adviser believes that smaller, lesser-known companies can offer greater growth potential than larger, more established firms, the former also involve greater risk and price volatility. To help reduce risk, the Fund expects, under usual market conditions, to diversify its portfolio widely by company, industry and country. Under normal circumstances, the Fund invests at least 65% of its total assets in the equity securities of small companies. The Fund intends to allocate investments among at least three countries at all times, one of which may be the United States.

         The Fund invests primarily in companies whose individual equity market capitalization would place them in the same size range as companies in approximately the lowest 20% of world market capitalization as represented by the Salomon Brothers Broad Market Index, an index comprised of equity securities of more than 6,500 small-, medium- and large-sized companies based in 22 markets around the globe. Based on this policy, the companies represented in the Fund's portfolio typically will have individual equity market capitalizations of between approximately $50 million and $2 billion, although the Fund will be free to invest in smaller capitalization issues. Furthermore, the median market capitalization of the companies in which the Fund invests will not exceed $750 million.

         The equity securities in which the Fund may invest consist of common stocks, preferred stocks (either convertible or nonconvertible), rights and warrants. These securities may be listed on the U.S. or foreign securities exchanges or traded over-the-counter. For capital appreciation purposes, the Fund may purchase notes, bonds, debentures, government securities and zero coupon bonds (any of which may be convertible or nonconvertible). The Fund may invest in foreign securities and American Depositary Receipts which may be sponsored or unsponsored.

The Fund may also invest in closed-end investment companies holding foreign securities, enter into repurchase agreements and reverse repurchase agreements, invest in illiquid securities, purchase securities on a when-issued or forward delivery basis, and engage in strategic transactions, including derivatives. For temporary defensive purposes, the Fund may, during periods in which conditions in securities markets warrant, invest without limit in cash and cash equivalents. It is impossible to accurately predict how long such alternative strategies will be utilized.


INTERFUND BORROWING AND LENDING PROGRAM. The Fund has received exemptive relief from the Securities and Exchange Commission (the "SEC") which permits the Fund to participate in an interfund lending program among certain investment companies advised by the Adviser. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Fund is actually engaged in borrowing through the interfund lending program, the Fund, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that the Fund may engage in reverse repurchase agreements and dollar rolls for any purpose.

Common Stocks. Under normal circumstances, the Fund invests primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.


Small Company Risk. The Adviser believes that smaller companies often have sales and earnings growth rates which exceed those of larger companies, and that such growth rates may in turn be reflected in more rapid share price appreciation over time. However, investing in smaller company stocks involves greater risk than is customarily associated with investing in larger, more established companies. For example, smaller companies can have limited product lines, markets, or financial and managerial resources. Smaller companies may also be dependent on one or a few key persons, and may be more susceptible to losses and risks of bankruptcy. Also, the securities of smaller companies may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time). Transaction costs in smaller company stocks may be higher than those of larger companies.

Foreign Securities. The Fund is intended to provide individual and institutional investors with an opportunity to invest a portion of their assets in a diversified portfolio of securities of U.S. and foreign companies located worldwide and is designed for long-term investors who can accept international investment risk. The Fund is designed for investors who can accept currency and other forms of international investment risk. The Adviser believes that allocation of the Fund's assets on a global basis decreases the degree to which events in any one country, including the U.S., will affect an investor's entire investment holdings. In the period since World War II, many leading foreign economies have grown more rapidly than the U.S. economy and from time to time have had interest rate levels that had a higher real return than the U.S. bond market. Consequently, the securities of foreign issuers have provided attractive returns relative to the returns provided by the securities of U.S. issuers, although there can be no assurance that this will be true in the future.

         Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may affect the Fund's performance favorably or unfavorably. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than that of the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than that in the U.S. market and at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Adviser will endeavor to achieve the most favorable net results on the Fund's portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of confiscatory or withholding taxation, political, social or economic instability, or diplomatic developments which could affect U.S. investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Adviser seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.


Eastern Europe. Investments in companies domiciled in Eastern European countries may be subject to potentially greater risks than those of other foreign issuers. These risks include (i) potentially less social, political and economic stability; (ii) the small current size of the markets for such securities and the low volume of trading, which result in less liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries, or in the countries of the former Soviet Union. The Fund may invest up to 5% of its total assets in the securities of issuers domiciled in Eastern European countries.


         Investments  in  such  countries  involve  risks  of   nationalization,
expropriation and confiscatory taxation. The Communist governments of a number of East European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there may be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in East European countries. Finally, even though certain East European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Fund's shareholders.


Foreign Currencies. Investments in foreign securities usually will involve currencies of foreign countries. Moreover, the Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts, foreign currency futures contracts and options on such contracts. Because of these factors, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund's custodian values each Fund's assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward or futures contracts to purchase or sell foreign currencies.


         Because the Fund normally will be invested in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in the U.S. markets. The Fund's share price will reflect the movements of both the different stock and bond markets in which it is invested and of the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. The Fund invests in many securities markets around the world in an attempt to take advantage of opportunities wherever they may arise.

Investing in Emerging Markets. Most emerging securities markets may have substantially less volume and are subject to less government supervision than U.S. securities markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. In addition, there is less regulation of securities exchanges, securities dealers, and listed and unlisted companies in emerging markets than in the U.S.


         Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no cash is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.


         Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging markets debt obligations and increase the costs and expenses of the Fund. Certain emerging markets require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging markets may also restrict investment opportunities in issuers in industries deemed important to national interest.

         Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

         In the course of investment in emerging market debt obligations, the Fund will be exposed to the direct or indirect consequences of political, social and economic changes in one or more emerging markets. Political changes in emerging market countries may affect the willingness of an emerging market country governmental issuer to make or provide for timely payments of its obligations. The country's economic status, as reflected, among other things, in its inflation rate, the amount of its external debt and its gross domestic product, also affects its ability to honor its obligations. While the Fund manages its assets in a manner that will seek to minimize the exposure to such risks, and will further reduce risk by owning the bonds of many issuers, there can be no assurance that adverse political, social or economic changes will not cause the Fund to suffer a loss of value in respect of the securities in the Fund's portfolio.

         The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's securities in such markets may not be readily available. The Corporation may suspend redemption of its shares for any period during which an emergency exists, as determined by the Securities and Exchange Commission (the "SEC"). Accordingly if the Fund believes that appropriate circumstances exist, it will promptly apply to the SEC for a determination that an emergency is present. During the period commencing from the Fund's identification of such condition until the date of the SEC action, the Fund's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Corporation's Board of Directors.

         Volume and liquidity in most foreign bond markets are less than in the U.S. and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers, dealers and listed companies than in the U.S.
Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain emerging markets, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the Fund's investments in those countries. Moreover, individual emerging market economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The chart below sets forth the risk ratings of selected emerging market countries' sovereign debt securities.



                     Sovereign Risk Ratings for Selected Emerging Market Countries as of February, 2000
                     ----------------------------------------------------------------------------------

                 Country                           Moody's                        Standard & Poor's

                 Chile                             Baa1                           A-
                 Turkey                            B1                             B
                 Mexico                            Ba1***                         BB
                 Czech Republic                    Baa1                           A-
                 Hungary                           Baa1                           BBB+
                 Colombia                          Ba2                            BB+
                 Venezuela                         B2                             B
                 Morocco                           Ba1                            BB
                 Argentina                         B1                             BB
                 Brazil                            B2                             B+
                 Poland                            Baa1                           BBB
                 Ivory Coast                       NR                             NR


         The Fund may have limited legal recourse in the event of a default with respect to certain debt obligations it holds. If the issuer of a fixed-income security owned by the Fund defaults, the Fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market country governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. The Fund's ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements.

         Income from securities held by the Fund could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which the Fund makes its investments. The Fund's net asset value may also be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested. The Adviser will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

         Many emerging markets have experienced substantial, and in some periods extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

         Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

         Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the Fund's portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect the Fund's assets should these conditions recur.

         The ability of emerging market country governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and diminish its trade account surplus, if any. To the extent that emerging markets receive payment for its exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

         To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

         Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

Investing in Latin America. Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Latin American countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

         The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

         The limited size of many Latin American securities markets and limited trading volume in the securities of Latin American issuers compared to volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

         The Fund may invest a portion of its assets in securities denominated in currencies of Latin American countries. Accordingly, changes in the value of these currencies against the U.S. dollar may result in corresponding changes in the U.S. dollar value of the Fund's assets denominated in those currencies.

         Some Latin American countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, certain Latin American currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund's net asset value.


         The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Certain Latin American countries have experienced high levels of inflation which can have a debilitating effect on an economy, although some have begun to control inflation in recent years through prudent economic policies. Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to the Fund at a higher rate than those imposed by other foreign countries. This may reduce the Fund's investment income available for distribution to shareholders.


         Certain Latin American countries such as Argentina, Brazil and Mexico are among the world's largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared moratoria on the payment of principal and/or interest on outstanding debt.

         Latin America is a region rich in natural resources such as oil, copper, tin, silver, iron ore, forestry, fishing, livestock and agriculture. The region has a large population (roughly 300 million) representing a large domestic market. Economic growth was strong in the 1960s and 1970s, but slowed dramatically (and in some instances was negative) in the 1980s as a result of poor economic policies, higher international interest rates, and the denial of access to new foreign capital. Although a number of Latin American countries are currently experiencing lower rates of inflation and higher rates of real growth in gross domestic product than they have in the past, other Latin American countries continue to experience significant problems, including high inflation rates and high interest rates. Capital flight has proven a persistent problem and external debt has been forcibly restructured. Political turmoil, high inflation, capital repatriation restrictions, and nationalization have further exacerbated conditions.

         Governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in those countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as military coups, have occurred in the past and could also adversely affect the Fund's investments in this region.


         Changes in political leadership, the implementation of market oriented economic policies, such as privatization, trade reform and fiscal and monetary reform are among the recent steps taken to renew economic growth. External debt is being restructured and flight capital (domestic capital that has left home country) has begun to return. Inflation control efforts have also been implemented. Free Trade Zones are being discussed in various areas around the region, the most notable being a free zone among Mexico, the U.S. and Canada and another zone among four countries in the southernmost point of Latin America. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.

Investing in the Pacific Basin. Economies of individual Pacific Basin countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, interest rate levels, and balance of payments position. Of particular importance, most of the economies in this region of the world are heavily dependent upon exports, particularly to developed countries, and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the U.S. and other countries with which they trade. These economies also have been and may continue to be negatively impacted by economic conditions in the U.S. and other trading partners, which can lower the demand for goods produced in the Pacific Basin.

         With respect to the Peoples Republic of China and other markets in which each Fund may participate, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments that could adversely impact a Pacific Basin country or the Fund's investment in the debt of that country.

         Foreign companies, including Pacific Basin companies, are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. Consequently, there may be less publicly available information about such companies than about U.S. companies. Moreover, there is generally less government supervision and regulation in the Pacific Basin than in the U.S.

Investing in Europe. Most Eastern European nations, including Hungary, Poland, Czech Republic, Slovak Republic, and Romania have had centrally planned, socialist economies since shortly after World War II. A number of their governments, including those of Hungary, the Czech Republic, and Poland are currently implementing or considering reforms directed at political and economic liberalization, including efforts to foster multi-party political systems, decentralize economic planning, and move toward free market economies. The conditions that have given rise to these developments are changeable, and there is no assurance that reforms will continue or that their goals will be achieved.

         Portugal is a genuinely emerging market which has experienced rapid growth since the mid-1980s, except for a brief period of stagnation over 1990-91. Portugal's government remains committed to privatization of the financial system away from one dependent upon the banking system to a more balanced structure appropriate for the requirements of a modern economy.

         Economic reforms launched in the 1980s continue to benefit Turkey. Turkey's economy has grown steadily since the early 1980s, with real growth in per capita Gross Domestic Product (the "GDP") increasing more than 6% annually. Agriculture remains the most important economic sector, employing approximately 55% of the labor force, and accounting for nearly 20% of GDP and 20% of exports. Inflation and interest rates remain high, and a large budget deficit will continue to cause difficulties in Turkey's substantial transformation to a dynamic free market economy.

         Like many other Western economies, Greece suffered severely from the global oil price hikes of the 1970s, with annual GDP growth plunging from 8% to 2% in the 1980s, and inflation, unemployment, and budget deficits rising sharply. The fall of the socialist government in 1989 and the inability of the conservative opposition to obtain a clear majority have led to business uncertainty and the continued prospects for flat economic performance. Once Greece has sorted out its political situation, it will have to face the challenges posed by the steadily increasing integration of the EC, including the progressive lowering of trade and investment barriers. Tourism continues as a major industry, providing a vital offset to a sizable commodity trade deficit.

         Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims of which have not been entirely settled. There can be no assurance that the Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in leadership or policies of Eastern European countries, or countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

Investing in Africa. Africa is a continent of roughly 50 countries with a total population of approximately 840 million people. Literacy rates (the percentage of people who are over 15 years of age and who can read and write) are relatively low, ranging from 20% to 60%. The primary industries include crude oil, natural gas, manganese ore, phosphate, bauxite, copper, iron, diamond, cotton, coffee, cocoa, timber, tobacco, sugar, tourism and cattle.

         Many of the countries are fraught with political instability. However, there has been a trend over the past five years toward democratization. Many countries are moving from a military style, Marxist, or single party government to a multi-party system. Still, there remain many countries that do not have a stable political process. Other countries have been enmeshed in civil wars and border clashes.


         Economically, the Northern Rim countries (including Morocco, Egypt and Algeria) and Nigeria, Zimbabwe and South Africa are the wealthier countries on the continent. The market capitalization of these countries has been growing recently as more international companies invest in Africa and as local companies start to list on the exchanges. However, religious and ethnic strife has been a significant source of instability.

         On the other end of the economic spectrum are countries, such as Burkinafaso, Madagascar and Malawi, that are considered to be among the poorest or least developed in the world. These countries are generally landlocked or have poor natural resources. The economies of many African countries are heavily dependent on international oil prices. Of all the African industries, oil has been the most lucrative, accounting for 40% to 60% of many countries' GDP. However, the general decline in oil prices has had an adverse impact on many economies.

Debt Securities. If the Adviser determines that the capital appreciation on debt securities is likely to exceed that of common stocks, the Fund may invest in debt securities of foreign and U.S. issuers. Portfolio debt investments will be selected on the basis of capital appreciation potential, by evaluating, among other things, potential yield, if any, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the world, taking into account the ability to hedge a degree of currency or local bond price risk. The Fund may purchase "investment-grade" bonds, which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged to be of equivalent quality as determined by the Adviser. Bonds rated Baa or BBB may have speculative elements as well as investment-grade characteristics. The Fund may also invest up to 5% of its net assets in debt securities which are rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P (commonly referred to as "junk bonds") and in unrated securities of equivalent quality.

High Yield/High Risk Securities. Below investment-grade securities (commonly referred to as "junk bonds") (rated Ba and lower by Moody's and BB and lower by S&P) or unrated securities of equivalent quality, in which the Fund may invest up to 5% of its net assets, carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

         Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Fund to accurately value high yield securities in the Fund's portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

         Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Fund's investment objective by investment in such securities may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of such security.

         Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type. For more information regarding tax issues related to high yield securities, see "Taxes" hereafter.

         Convertible Securities. The Fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

         The convertible securities in which the Fund may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio.

Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

         Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"((TM))). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with shorter maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Illiquid Securities. The Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

         The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. Also market quotations are less readily available. The judgment of the Adviser may at times play a greater role in valuing these securities than in the case of unrestricted securities.

         Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the 1933 Act. The Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.



Investment Company Securities. The Fund may acquire securities of other investment companies to the extent consistent with its investment objective and subject to the limitations of the 1940 Act. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.


For example, the Fund may invest in a variety of investment companies which seek to track the composition and performance of specific indexes or a specific portion of an index. These index-based investments hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Examples of index-based investments include:

SPDRs(R): SPDRs, an acronym for "Standard & Poor's Depositary Receipts," are based on the S&P 500 Composite Stock Price Index. They are issued by the SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

MidCap SPDRs(R): MidCap SPDRs are based on the S&P MidCap 400 Index. They are issued by the MidCap SPDR Trust, a unit investment trust that holds a portfolio of securities consisting of substantially all of the common stocks in the S&P MidCap 400 Index in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

Select Sector SPDRs(R): Select Sector SPDRs are based on a particular sector or group of industries that are represented by a specified Select Sector Index within the Standard & Poor's Composite Stock Price Index. They are issued by The Select Sector SPDR Trust, an open-end management investment company with nine portfolios that each seeks to closely track the price performance and dividend yield of a particular Select Sector Index.

DIAMONDS(SM): DIAMONDS are based on the Dow Jones Industrial Average(SM). They are issued by the DIAMONDS Trust, a unit investment trust that holds a portfolio of all the component common stocks of the Dow Jones Industrial Average and seeks to closely track the price performance and dividend yield of the Dow.

Nasdaq-100 Shares: Nasdaq-100 Shares are based on the Nasdaq 100 Index. They are issued by the Nasdaq-100 Trust, a unit investment trust that holds a portfolio consisting of substantially all of the securities, in substantially the same weighting, as the component stocks of the Nasdaq-100 Index and seeks to closely track the price performance and dividend yield of the Index.

WEBs(SM): WEBs, an acronym for "World Equity Benchmark Shares," are based on 17 country-specific Morgan Stanley Capital International Indexes. They are issued by the WEBs Index Fund, Inc., an open-end management investment company that seeks to generally correspond to the price and yield performance of a specific Morgan Stanley Capital International Index.

Repurchase Agreements. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System, with any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer, any foreign bank, if the repurchase agreement is fully secured by government securities of the particular foreign jurisdiction, if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase, or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P.

         A repurchase agreement provides a means for the Fund to earn income on assets for periods as short as overnight. It is an arrangement under which the Fund acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Obligations subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.


         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under the repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. To protect against such potential loss, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities. A repurchase agreement with foreign banks may be available with respect to government securities of the particular foreign jurisdiction, and such repurchase agreements involve risks similar to repurchase agreements with U.S. entities.

When-Issued Securities. The Fund may from time to time purchase securities on a "when-issued" or "forward delivery" basis for payment and delivery at a later date. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities takes place at a later date. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. At the time of settlement, the market value of the when-issued or forward delivery securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis.

Lending of Portfolio Securities. The Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the SEC, such loans may be made to member firms of the New York Stock Exchange (the "Exchange"), and would be required to be secured continuously by collateral in cash or liquid assets maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Fund would continue to receive the equivalent of the interest paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Fund determines to make securities loans, the value of the securities loaned will not exceed 5% of the value of the Fund's total assets at the time any loan is made.

Zero Coupon Securities. The Fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon securities which are convertible into common stock offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follows the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks, as they usually are issued with maturities of 15 years or less and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

         Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" (TIGRS(TM)) and Certificate of Accrual on Treasuries (CATS(TM)). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Fund, most likely will be deemed the beneficial holder of the underlying U.S. Government securities. The Fund understands that the staff of the Division of Investment Management of the SEC no longer considers such privately stripped obligations to be U.S. Government securities, as defined in the 1940 Act.

         The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself (see "Taxes," hereafter).

FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date. The prices of certain CMOs, depending on their structure and the rate of pre-payments, can be volatile. Some CMOs may not be as liquid as other securities.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Other Mortgage-Backed Securities. The Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages.

Borrowing. As a matter of fundamental policy, the Fund will not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Directors do not currently intend for the Fund to borrow for investment leverage purposes, if such a strategy were implemented in the future it would increase the Fund's volatility and the risk of loss in a declining market. Borrowing by the Fund will involve special risk considerations. Although the principal of the Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Strategic Transactions and Derivatives. The Fund may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of fixed-income securities in the Fund's portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

         In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic Transactions"). In addition, strategic transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limitations imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to
Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of the Fund, and the Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of the Fund.

         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

         If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

         The Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

         The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         The Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. The Fund may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Adviser.

         The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         The Fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

         The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as the Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

         Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid assets denominated in that currency equal to the Fund's obligations or to segregate cash or liquid assets equal to the amount of the Fund's obligation.

         OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating cash or liquid assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends. The Fund intends to follow the practice of distributing substantially all of its investment company taxable income which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If the Fund does not distribute the amount of capital gain and/or net investment income required to be distributed by an excise tax provision of the Code, the Fund may be subject to that excise tax. In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than the required amount. (See "Taxes" hereafter.)

         The Fund intends to distribute investment company taxable income, and any net realized capital gains in December each year. Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Additional distributions may be made if necessary.

         The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same proportion for each class.

         Dividends will be reinvested in shares of the same class of the Fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Kemper Funds as provided in the prospectus.

Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code, and, if so qualified, the Fund generally will not be liable for federal income taxes to the extent its earnings are distributed. To so qualify, the Fund must satisfy certain income and asset diversification requirements, and must distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain over net long-term capital losses).



         If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of a Fund's earnings and profits, and would be eligible for the dividends-received deduction in the case of corporate shareholders.


The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires the Fund to distribute to shareholders during a calendar year an amount equal to at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses, if any. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund.


         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a relative share of federal income taxes paid by the Fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on Fund shares by the difference between such reported gains and the individual tax credit.

         Dividends from domestic corporations are expected to comprise some portion of the Fund's gross income. To the extent that such dividends constitute any of the Fund's gross income, a portion of the income distributions of the Fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares, with respect to which dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or the shareholders, as the case may be, for less than 46 days during the 90 day period beginning 45 days before the shares become ex-dividend.

         Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gains, regardless of the length of time the shares of a Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         If shares are held in a tax-deferred account, such as a retirement plan, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax as ordinary income only when distributed from that account.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Kemper fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.



         A single individual who is not an active participant in an employer-maintained retirement plan, such as a pension or profit sharing plan, a governmental plan, a simplified employee pension plan, a simple retirement account, or a tax-deferred annuity plan or account (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. If an individual is an active participant, the deductibility of his or her IRA contributions in 2000 is phased out if the individual has gross income between $32,000 and $42,000 and is single, if the individual has gross income between $52,000 and $62,000 and is married filing jointly, or if the individual has gross income between $0 and $10,000 and is married filing separately; the phase-out ranges for individuals who are single or married filing jointly are subject to annual adjustment through 2005 and 2007, respectively. If an individual is married filing jointly and the individual's spouse is an active participant but the individual is not, the deductibility of his or her IRA contributions is phased out if their combined gross income is between $150,000 and $160,000. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         Dividend and interest income received by the Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

         The Fund intends to qualify for and may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The Fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the Fund at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code except in the case of certain electing individual shareholders who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. In addition, if the Fund fails to satisfy these holding period requirements, it cannot elect under Section 853 to pass through to shareholders the ability to claim a deduction for the related foreign taxes.

         The Fund may invest in shares of certain foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution. Certain distributions from a PFIC as well as gains from the sale of the PFIC shares are treated as "excess distributions." In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will be subject to tax on the portion, if any, of an excess distribution that is allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Excess distributions allocated to the current taxable year are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         The Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares; any mark to market losses and any loss from an actual disposition of shares would be deductible as ordinary loss to the extent of any net mark to market gains included in income in prior years. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to the Fund level tax when distributed to shareholders as a dividend. Alternatively, the Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

         Equity options (including covered call options on portfolio stock) written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss is recognized by the Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend in the case of a lapse or sale of the option on the Fund's holding period for the option and in the case of an exercise of the option on the Fund's holding period for the underlying security. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or substantially identical security in the Fund's portfolio. If the Fund writes a put or call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option is exercised, any resulting gain or loss is a short-term or long-term capital gain or loss depending on the holding period of the underlying security. The exercise of a put option written by the Fund is not a taxable transaction for the Fund.

         Many futures and forward contracts entered into by the Fund, certain forward foreign currency contracts, and all listed nonequity options written or purchased by the Fund (including options on debt securities, options on futures contracts, options on securities indices and options on broad-based stock indices) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year (and generally, on October 31 for purposes of the 4% excise tax), all outstanding
Section 1256 positions will be marked-to-market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio. Under Section 988 of the Code, discussed below, foreign currency gains or loss from foreign currency related forward contracts, certain futures and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income or loss. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio.

         Positions of the Fund consisting of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for any "qualified covered call options" on stock written by the Fund.

         Positions of the Fund consisting of at least one position not governed by Section 1256 and at least one future, forward, or nonequity option contract which is governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." -- Although mixed straddles are subject to the straddle rules of
Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Fund will monitor its transactions in options and futures and may make certain tax elections in connection with these investments.

         Notwithstanding any of the foregoing, recent tax law changes may require the Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

         Similarly, if the Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures, forward, or options contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         If the Fund holds zero coupon securities or other securities which are issued at a discount a portion of the difference between the issue price and the face value of such securities ("original issue discount") will be treated as income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the level of the Fund. In addition, if the Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such an event, properly designated dividends of investment company taxable income received from the Portfolio by its corporate shareholders, to the extent attributable to such portion of the accrued original issue discount, may be eligible for the deduction received by corporations.



         The Fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         A sale or exchange of shares is a taxable event that may result in gain or loss that will be a capital gain or loss held by the shareholder as a capital asset, and may be long-term or short-term depending upon the shareholder's holding period for the shares. A shareholder who has redeemed shares of the Fund or any other Kemper Mutual Fund listed herein under "Special Features-Class A Shares-Combined Purchases" (other than shares of Kemper Cash Reserves Fund not acquired by exchange from another Kemper Mutual Fund) may reinvest the amount redeemed at net asset value at the time of the reinvestment in shares of the Fund or in shares of the other Kemper Mutual Funds within six months of the redemption as described herein under "Redemption or Repurchase of Shares-Reinvestment Privilege." If redeemed shares were held less than 91 days, then the lesser of (a) the sales charge waived on the reinvested shares, or (b) the sales charge incurred on the redeemed shares, is included in the basis of the reinvested shares and is not included in the basis of the redeemed shares. If a shareholder realizes a loss on the redemption or exchange of the Fund's shares and reinvests in shares of another fund within 30 days before or after the redemption or exchange, the transactions may be subject to the wash sale rules resulting in a postponement of the recognition of such loss for federal income tax purposes. An exchange of the Fund's shares for shares of another fund is treated as a redemption and reinvestment for federal income tax purposes upon which gain or loss may be recognized.

         After each transaction, shareholders will receive a confirmation statement giving complete details of the transaction except that statements will be sent quarterly for transactions involving reinvestment of dividends and periodic investment and redemption programs. Information for income tax purposes will be provided after the end of the calendar year. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

         When more than one shareholder resides at the same address, certain reports and communications to be delivered to such shareholders may be combined in the same mailing package, and certain duplicate reports and communications may be eliminated. Similarly, account statements to be sent to such shareholders may be combined in the same mailing package or consolidated into a single statement. However, a shareholder may request that the foregoing policies not be applied to the shareholder's account. In January of each year the Corporation issues to each shareholder a statement of the federal income tax status of all distributions.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

         Shareholders of the Fund may be subject to state, local and foreign taxes on Fund distributions and disposition of Fund shares.

Retirement Plans

         Shares of the Fund may be purchased as an investment in a number of kinds of retirement plans, including qualified pension, profit sharing, money purchase pension, and 401(k) plans, Code Section 403(b) custodial accounts, and individual retirement accounts.

         Individual Retirement Accounts. One of the tax-deferred retirement plan accounts that may hold Fund shares is an individual retirement account ("IRA"). There are three kinds of IRAs that an individual may establish: traditional IRAs, Roth IRAs and education IRAs. With a traditional IRA, an individual may make a contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year prior to the year the individual reaches 70 1/2. The contribution will be fully deductible if neither the individual nor his or her spouse is an active participant in an employer's retirement plan. If an individual is (or has a spouse who is) an active participant in an employer-sponsored retirement plan, the amount, if any, of IRA contributions that are deductible by such an individual is determined by the individual's (or, if married and filing jointly, the couple's) adjusted gross income for the year. Even if an individual is not permitted to make a deductible contribution to an IRA for a taxable year, however, the individual nonetheless may make nondeductible contributions up to $2,000, or 100% of earned income if less, for that year. A higher-earning spouse also may contribute up to $2,000 per year to the lower-earning spouse's own IRA, whether or not the lower-earning spouse has earned income of less than $2,000, as long as the spouses' joint earned income is at least equal to the combined amount of the spouses' IRA contributions for the year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Lump sum distributions from another qualified retirement plan, may be rolled over into a traditional IRA also.

         With a Roth IRA, an individual may make only non-deductible contributions; contributions can be made of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year, but only if the individual's adjusted gross income for the year is less than $95,000 for single individuals or, if married and filing jointly, the couple's adjusted gross income is less than $150,000. The maximum contribution amount phases out and falls to zero between $95,000 and $110,000 for single persons and between $150,000 and $160,000 for married persons. Contributions to a Roth IRA may be made even after the individual attains age 70 1/2. Distributions from a Roth IRA that satisfy certain requirements will not be taxable when taken; other distributions of earnings will be taxable. An individual with adjusted gross income of $100,000 or less generally may elect to roll over amounts from a traditional IRA to a Roth IRA. The full taxable amount held in the traditional IRA that is rolled over to a Roth IRA will be taxable in the year of the rollover, except rollovers made for 1998, which may be included in taxable income over a four year period.

         An education IRA provides a method for saving for the higher education expenses of a child; it is not designed for retirement savings. Generally, amounts held in an education IRA may be used to pay for qualified higher education expenses at an eligible (postsecondary) educational institution. An individual may contribute to an educational IRA for the benefit of a child under 18 years old if the individual's income does not exceed certain limits. The maximum contribution for the benefit of any one child is $500 per year.
Contributions are not deductible, but earnings accumulate tax-free until withdrawal, and withdrawals used to pay qualified higher education expenses of the beneficiary (or transferred to an education IRA of a qualified family member) will not be taxable. Other withdrawals will be subject to tax.

         In addition, there are special IRA programs available for employers under which an employer may establish IRA accounts for its employees in lieu of establishing more complicated retirement plans, such as qualified profit sharing or 401(k) plans. Known as SEP-IRAs (Simplified Employee Pension-IRA) and SIMPLE IRAs, they permit employers to maintain a retirement program for their employees without being subject to a number of the recordkeeping and testing requirements applicable to qualified plans.

         Qualified Retirement Plans. Fund shares also may be held in profit sharing, money purchase pension, and 401(k) plan accounts. An employer, whether a corporation, partnership or other kind of business entity, generally may maintain one or more qualified retirement plans for its employees. These plans, which are qualified plans under Code Section 401(a), are subject to numerous rules relating to such matters as the maximum contribution that can be allocated to participant's accounts, nondiscrimination, and distributions from the plan, as well as being subject in many cases to the fiduciary duty and other provisions of the Employee Retirement Income Securities Act of 1974, as amended. Businesses considering adopting a qualified retirement plan are encouraged to seek competent professional advice before adopting one of these plans.

         403(b) Plan Accounts. Fund shares also may be purchased as an investment for Code Section 403(b)(7) custodial accounts. In general, employees of tax-exempt organizations described in Code Section 501(c)(3) and of public school systems are eligible to participate in 403(b) accounts. These arrangements may permit employer contributions and/or employee salary reduction contributions, and are subject to rules relating to such matters as the maximum contribution than can be made to a participant's account, nondiscrimination, and distributions from the account.

         General Information. Please call the Fund to obtain information regarding the establishment of IRAs or other retirement plans. A retirement plan custodian may charge fees in connection with establishing and maintaining the plan. An investor should consult with a competent adviser for specific advice concerning his or her tax status and the possible benefits of establishing one or more retirement plan accounts. The description above is only very general; there are numerous other rules applicable to these plans to be considered before establishing one.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

INVESTMENT ADVISER AND UNDERWRITER

         Investment Adviser. Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, 345 Park Avenue, New York, New York, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc. ("Scudder") is one of the most experienced investment counsel firms in the United States. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the United States investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance.

         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

         Pursuant to an investment management agreement with the Fund, the Adviser acts as the Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits any of its officers or employees to serve without compensation as directors or officers of the Fund if elected to such positions.

         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. The Adviser's international investment management team travels the world researching hundreds of companies. In selecting securities in which the Fund may invest, the conclusions and investment decisions of the Adviser with respect to the Fund are based primarily on the analyses of its own research department.

         Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser. Investment decisions for the Fund and other clients are made with a view toward achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same date. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.

         The transaction between Scudder and Zurich resulted in the assignment of the Fund's investment management agreement with Scudder, that agreement was deemed to be automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, a new investment management agreement between the Fund and the Adviser was approved by the Corporation's Directors. At the special meeting of the Fund's shareholders held on October 27, 1997, the shareholders also approved the proposed new investment management agreement. The new investment management agreement (the "Agreement") became effective as of December 31, 1997.

         On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

         Upon consummation of this transaction, the Fund's existing investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board approved a new investment management agreement with Scudder Kemper, which is substantially identical to the then current investment management agreement, except for the dates of execution and termination. This agreement became effective upon the termination of the then current investment management agreement and was approved at a shareholder meeting held in December, 1998.


         The Agreement dated September 7, 1998 was approved by the Directors of the Fund on August 6, 1998. The Agreement will continue in effect until September 30, 1999 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Directors who are not parties to the Agreement or interested persons of the Adviser or the Corporation, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Directors or of a majority of the outstanding voting securities of the respective Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days written notice and automatically terminates in the event of its assignment.

         Under the Agreement, the Adviser provides the Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objectives, policies and restrictions and determines what securities shall be purchased for the portfolio of the Fund, what portfolio securities shall be held or sold by the Fund and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Corporation's Articles of Incorporation and By-Laws, the 1940 Act and the Code and to the Fund's investment objectives, policies and restrictions and subject, further, to such policies and instructions as the Directors of the Corporation may from time to time establish. The Adviser also advises and assists the officers of the Corporation in taking such steps as are necessary or appropriate to carry out the decisions of its Directors and the appropriate committees of the Directors regarding the conduct of the business of the Fund.

         Under the Agreement, the Adviser renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Directors and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Directors.

         The Adviser pays the compensation and expenses (except those for attending Board and Committee meetings outside New York, New York; Boston, Massachusetts and Chicago, Illinois) of all Directors, officers and executive employees of the Corporation affiliated with the Adviser and makes available, without expense to the Corporation, the services of such Directors, officers and employees of the Adviser as may duly be elected officers or Directors of the Corporation, subject to their individual consent to serve and to any limitations imposed by law, and provides the Corporation's office space and facilities.


         For these services, the Fund pays the Adviser an annual fee equal to 1.10% of the average daily net assets of the Fund. For the fiscal year ended October 31, 1997, the management fee amounted to $3,960,949. For the fiscal year ended October 31, 1998, the management fee amounted to $3,960,160, of which $326,115 was unpaid at October 31, 1998. For the fiscal year ended October 31, 1999, the management fee amounted to $4,401,513, of which $879,688 was unpaid at October 31, 1999.

         Under the Agreement the Fund is responsible for all of its other expenses including organizational costs, fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Fund's accounting agent; brokers' commissions; legal, auditing and accounting expenses; the fees and expenses of the Transfer Agent; and any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Directors, officers and employees of the Corporation who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for its expenses of shareholder meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Directors with respect thereto. The Agreement expressly provides that the Adviser shall not be required to pay a pricing agent of the Fund for portfolio pricing services, if any.

         The Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder, Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Corporation, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Corporation's investment products and services.

         In reviewing the terms of the Agreement and in discussions with the Adviser concerning such Agreement, the Directors who are not "interested persons" of the Adviser are represented by independent counsel at the Fund's expense.

         The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

         The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Fund that may have different distribution arrangements or expenses, which may affect performance.

         None of the officers or Directors of the Corporation may have dealings with the Fund as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of the Fund.

Personal Investments by Employees of the Adviser. Employees of the Adviser and certain of its subsidiaries are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Principal Underwriter. Pursuant to separate underwriting and distribution services agreements ("distribution agreements"), Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Adviser, is the principal underwriter and distributor for the Class A, B and C Shares of the Fund and acts as agent of the Fund in the continuous offering of its Shares. KDI bears all of its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. The Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI, as principal underwriter, pays for the printing and distribution of copies thereof used in connection with the offering of Shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs.

         The distribution agreements continue in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Directors of the Corporation, including the Directors who are not interested persons of the Corporation and who have no direct or indirect financial interest in the agreement. The agreements automatically terminate in the event of their assignment and may be terminated for a class at any time without penalty by the Fund or by KDI upon 60 days' notice. Termination by the Fund with respect to a class may be by vote of a majority of the Board of Directors or a majority of the Directors who are not interested persons of the Corporation and who have no direct or indirect financial interest in the distribution agreement or a "majority of the outstanding voting securities" of such class of the Fund, as defined under the 1940 Act. The distribution agreements may not be amended for a class to increase the fee to be paid by the Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the Fund, and all material amendments must in any event be approved by the Board of Directors in the manner described above with respect to the continuation of the distribution agreement.

         Class A Shares. KDI receives no compensation from the Fund as principal underwriter for Class A shares and pays all expenses of distribution of the Fund's Class A shares under the distribution agreements not otherwise paid by dealers or other financial services firms. As indicated under "Purchase of Shares," KDI retains the sales charge upon the purchase of Class A shares and pays out a portion of this sales charge or allows concessions or discounts to firms for the sale of the Fund's Class A shares.


         The following information concerns the underwriting commissions paid in connection with the Fund's Class A shares for the fiscal years ended October 31, , 1998 and 1999.




                                             Commissions              Commissions
               Commissions Retained           KDI Paid                Paid to KDI
    Year               by KDI               to All Firms           Affiliated Firms
    ----               ------               ------------           ----------------


    1999              $5,643                  $206,026                  0
    1998*             $0                      $133,868                  0
* From April 16, 1998 (inception of Class) through October 31, 1998


         Rule 12b-1 Plan. The Fund has adopted, in accordance with Rule 12b-1 under the 1940 Act, separate Rule 12b-1 distribution plans pertaining to the Fund's Class B and Class C shares. Since the Rule 12b-1 Plan provides for fees payable as an expense of each of the Class B shares and the Class C shares that are used by KDI to pay for distribution services for those classes, each agreement is approved and reviewed separately for the Class B shares and the Class C shares in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis they will, over time, increase the cost of the investment and may cost more than other types of sales charges.

         Class B shares. For its services under the Rule 12b-1Plan, KDI receives a fee from the Fund, payable monthly, at the annual rate of 0.75% of average daily net assets of the Fund attributable to its Class B shares. This fee is accrued daily as an expense of Class B shares. KDI also receives any contingent deferred sales charges received on redemptions of Class B shares. See "Redemption or Repurchase of Shares--Contingent Deferred Sales

Charge--Class B Shares." KDI currently compensates firms for sales of Class B shares at a commission rate of 3.75%.

         Class C shares. For its services under the Rule 12b-1 Plan , KDI receives a fee from the Fund, payable monthly, at the annual rate of 0.75% of average daily net assets of the Fund attributable to its Class C shares. This fee is accrued daily as an expense of Class C shares. KDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of Class C shares. For periods after the first year, KDI currently pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm and the fee continues until terminated by KDI or the Fund. KDI also receives any contingent deferred sales charges. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charges--Class C Shares."

         If a Rule 12b-1 Plan for a class is terminated in accordance with its terms, the obligation of the Fund to make payments to KDI pursuant to such Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by KDI in excess of its fees under a Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under a Plan may or may not be sufficient to reimburse KDI for its expenses incurred. (See "Principal Underwriter" for more information.)


         Expenses of the Fund and of KDI, in connection with the Rule 12b-1 Plans for the Class B and Class C shares for the fiscal year ended October 31, 1999 are set forth below. A portion of the marketing, sales and operating expenses shown below could be considered overhead expenses.



                                                                        Other Distribution Expenses paid by KDI
                               Contingent                  Distribution ---------------------------------------
                   Distrib     Deferred        Total      Paid by KDI
                  tion Fees      Sales       Distribution    to KDI     Advertising               Marketing   Misc.
         Fiscal  Paid by Fund  Charges Paid  Fees Paid by   Affiliated     and       Prospectus   and Sales  Operating    Interest
          Year     to KDI       to KDI       KDI to Firms    Firms      Literature    Printing    Expenses    Expenses    Expenses
          ----     ------       ------       ------------    -----      ----------    --------    --------    --------    --------


Class B   1999*    100,084      36,221        281,041       --          23,928        1,760       65,110        6,801     44,791
Shares


Class C   1999*    36,727        1,920         19,879       --           9,471         3          27,296        2,717      1,159
Shares

* From April 16, 1998 (inception of class) through October 31, 1999.


Administrative Services. Administrative services are provided to the Shares under an administrative services agreement ("administrative agreement") with KDI. KDI bears all of its expenses of providing services pursuant to the administrative agreement between KDI and the Fund, including the payment of service fees. The Fund pays KDI an administrative services fee, payable monthly, at an annual rate of up to 0.25% of average daily net assets of Class A, B and C Shares of the Fund.


         KDI enters into related arrangements with various broker-dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers or clients who are investors in the Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. With respect to Class A Shares, KDI pays each firm a service fee, payable quarterly, at an annual rate of up to 0.25% of the net assets in Fund accounts that it maintains and services attributable to Class A Shares, commencing with the month after investment. With respect to Class B and Class C Shares, KDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms a service fee at a rate of up to 0.25%

(calculated monthly and paid quarterly) of the net assets attributable to Class B and Class C Shares maintained and serviced by the firm. After the first year, a firm becomes eligible for the quarterly service fee and the fee continues until terminated by KDI or the Fund. Firms to which service fees may be paid may include affiliates of KDI. In addition, KDI may, from time to time, from its own resources, pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Funds.

The following information concerns the administrative service fee paid by the Fund for the fiscal years ended October 31, 1998 and 1999:



                                        Administrative     Total Service Fees   Service Fees Paid by KDI
                                      Service Fees Paid      Paid by KDI to      to KDI-Affiliated Firms
     Class              Year             by the Fund              Firms

    Class A             1999                 $0*
                        1998                 $0*                 $60,578                   $0

    Class B             1999                 $0*
                        1998                 $0*                 $31,130                   $0

    Class C             1999               $4,935*
                        1998                 $0*                 $6,045                    $0


* After waiver.


         KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for the Fund. Currently, the administrative services fee payable to KDI is payable at an annual rate of 0.25% based upon Fund assets in accounts for which a firm provides administrative services and, effective January 1, 2000, at the annual rate of 0.15% based upon Fund assets in accounts for which there is no firm of record (other than KDI) listed on the Fund's records. The effective administrative services fee rate to be charged against all assets of the Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which there is a firm of record. The Board of Directors of the Fund, in its discretion, may approve basing the fee to KDI at the annual rate of 0.25% on all Fund assets in the future. In addition, KDI may, from time to time, from its own resources, pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Funds.


         Certain directors or officers of the Corporation are also directors or officers of the Adviser or KDI, as indicated under "OFFICERS AND DIRECTORS."

Fund Accounting Agent. Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts, 02210-4103, a subsidiary of the Adviser, computes net asset value for the Fund.

         The Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.065% of the first $150 million of average daily net assets, 0.040% of such assets in excess of $150 million, 0.020% of such assets in excess of $1 billion, plus holding and transaction charges for this service. Before the multiclassing of the Fund on April 16, 1998, Scudder Fund Accounting Corporation charged the Fund an aggregate fee of $207,838, for the fiscal year ended October 31, 1997.For the fiscal year ended October 31, 1998, the amount charged the Fund an aggregate fee of $302,281. For the fiscal year ended October 31, 1999, the amount charged to the Fund aggregated $416,308, of which $77,999 was unpaid at October 31, 1999.

Custodian, Transfer Agent and Shareholder Service Agent. Brown Brothers Harriman & Co. (the "Custodian"), 40 Water Street, Boston, MA, 02109, as custodian, has custody of all securities and cash of the Fund held outside the United States. The Custodian attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. Kemper Service Company ("KSvC"), 811 Main Street, Kansas City, Missouri, 64105-2005, an affiliate of the Adviser, is the transfer agent, dividend- paying agent and shareholder service agent for the Fund's Class A, B and C Shares. KSvC receives as transfer agent the following: prior to January 1, 1999, annual account fees at a maximum rate of $6 per account plus account set up, transaction and maintenance charges, annual fees associated with the contingent deferred sales charge (Class B Shares only) and out-of- pocket expense reimbursement, and effective January 1, 1999, annual account fees of $10.00 ($18.00 for retirement accounts) plus set up charges, annual fees associated with the contingent deferred sales charges (Class B only), an asset-based fee of 0.08% and out-of-pocket reimbursement. For the period beginning April 16, 1998 (inception of Classes A, B and C shares) through October 31, 1998, the amount charged to Classes A, B, and C by KSvC aggregated $11,105, $7,785, and $3,086. For the fiscal year ended October 31, 1999, the amount charged to Classes A, B and C by KSvC aggregated $$125,755, $107,969 and $21,043, respectively, , of which $56,055was unpaid at October 31, 1999.

Independent Auditors and Reports to Shareholders. The Fund's independent auditors, PricewaterhouseCoopers, LLP 160 Federal Street, Boston, Massachusetts 02110, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.


PORTFOLIO TRANSACTIONS

Brokerage Commissions
---------------------

         Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of Scudder Investor Services, Inc. ("SIS") with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

         The Fund's purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply brokerage and research services to the Adviser or the Fund. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions, if applicable, for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Adviser has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services, to the Adviser or the Fund in exchange for the direction by the Adviser of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Adviser ([will not/may] will not is used for Scudder funds may is for Kemper funds) place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through SIS which is a corporation registered as a broker/dealer and a subsidiary of the Adviser; SIS will place orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. SIS will not receive any commission, fee or other remuneration from the Fund for this service.

         Although certain research services from broker/dealers may be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

 The Directors review, from time to time, whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

         During the fiscal years ended October 31, 1999, 1998 and 1997, the Fund paid brokerage commissions of $509,685, $526,742 and $722,757, respectively. During the fiscal year ended October 31, 1999, the Fund paid brokerage commissions of $454,169(89.11% of the total brokerage commissions), resulting from orders placed consistent with the policy to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research, market and statistical information to the Corporation or the Adviser. The balance of such brokerage was not allocated to any particular broker or dealer with regard to the above-mentioned or any other special factors.

Portfolio Turnover. The Fund's average annual portfolio turnover rates (defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities with maturities at the time of acquisition of one year or less) for the fiscal years ended October 31, 1999, 1998 and 1997, was 64%, 41% and 61%, respectively. Higher levels of activity by the Fund result in higher transaction costs and may also result in taxes on realized capital gains to be borne by the Fund's shareholders. Purchases and sales are made for the Fund whenever necessary, in management's opinion, to meet the Fund's objective. Purchases and sales are made for the Fund's portfolio whenever necessary, in management's opinion, to meet the Fund's objective.


NET ASSET VALUE

The net asset value of shares of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The net asset value per share of each class of the Fund is computed by dividing the value of the total assets attributable to a specific class, less all liabilities attributable to those shares, by the total number of outstanding shares of that class.

         An exchange-traded equity security is valued at its most recent sale price on the exchange it is traded as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("Nasdaq") System will be valued at its most recent sale price. Lacking any sales, the security will be valued at the most recent bid quotation as of the Value Time. The value of an equity security not quoted on the Nasdaq System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean quotation for such security as of the Value Time. Lacking a Calculated Mean quotation, the security is valued at the most recent bid quotation as of the Value Time.

         Debt securities, other than money market instruments, are valued at prices supplied by each Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments with an original maturity of sixty days or less maturing at par shall be valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Corporation's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

PURCHASE AND REDEMPTION OF SHARES

PURCHASE OF SHARES

ALTERNATIVE PURCHASE ARRANGEMENTS. Class A shares of the Fund are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares, are subject to a contingent deferred sales charge payable upon certain redemptions within the first year following purchase, and do not convert into another class. When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares.

         The primary distinctions among the classes of the Fund's shares lie in their initial and contingent deferred sales charge structures and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. These differences are summarized in the table below. Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.


                                                               Annual 12b-1 Fees
                                                              (as a % of average
                                  Sales Charge                 daily net assets)        Other Information
                                  ------------                 -----------------        -----------------

        Class A       Maximum initial sales charge of                None            Initial sales charge
                      5.75% of the public offering price                             waived or reduced for
                                                                                     certain purchases (1)

        Class B       Maximum contingent deferred sales              0.75%           Shares convert to
                      charge of 4% of redemption                                     Class A shares six
                      proceeds; declines to zero after                               years after issuance
                      six years

        Class C       Contingent deferred sales charge of            0.75%           No conversion feature
                      1% of redemption proceeds for
                      redemptions made during first year
                      after purchase

-------------------
(1) Class A shares purchased at net asset value under the "Large Order NAV Purchase Privilege" may be subject to a 1% contingent deferred sales charge if redeemed within one year of purchase and a 0.50% contingent deferred sales charge if redeemed within the second year of purchase.

         The minimum initial investment for each of class A, B and C of the Fund is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account is $250 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion.

         Share certificates will not be issued unless requested in writing and may not be available for certain types of account registrations. It is recommended that investors not request share certificates unless needed for a specific purpose. You cannot redeem shares by telephone or wire transfer or use the telephone exchange privilege if share certificates have been issued. A lost or destroyed certificate is difficult to replace and can be expensive to the shareholder (a bond worth 2% or more of the certificate value is normally required).

INITIAL SALES CHARGE ALTERNATIVE--Class A Shares. The public offering price of Class A shares for purchasers choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.

                                                                      Sales Charge
                                                                      ------------
                                                                                        Allowed to Dealers
                                               As a Percentage of   As a Percentage of   as a Percentage of
              Amount of Purchase                Offering Price      Net Asset Value*      Offering Price
              ------------------                --------------      ----------------      --------------


        Less than $50,000                            5.75%               6.10%                5.20%
        $50,000 but less than $100,000               4.50                4.71                 4.00
        $100,000 but less than $250,000              3.50                3.63                 3.00
        $250,000 but less than $500,000              2.60                2.67                 2.25
        $500,000 but less than $1 million            2.00                2.04                 1.75
        $1 million and over                          0.00**              0.00**                ***

----------
*    Rounded to the nearest one-hundredth percent.
**   Redemption of shares may be subject to a contingent deferred sales charge as discussed below.
***  Commission is payable by KDI as discussed below.

         The Fund receives the entire net asset value of all its shares sold. KDI, the Fund's principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, KDI may re-allow to dealers up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such re-allowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is re-allowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

         Class A shares of the Fund may be purchased at net asset value by: (a) any purchaser, provided that the amount invested in such Fund or other Kemper Fund listed under "Special Features--Class A Shares--Combined Purchases" totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features"; or (b) a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district, provided in each case that such plan has not less than 200 eligible employees (the "Large Order NAV Purchase Privilege"). Redemption within two years of the purchase of shares purchased under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Large Order NAV Purchase Privilege."


         KDI may at its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of the Fund at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $5 million, 0.50% on the next $45 million and 0.25% on amounts over $50 million. The commission schedule will be reset on a calendar year basis for sales of Shares pursuant to the Large Order NAV Purchase Privilege to employer-sponsored employee benefit plans using the subaccount recordkeeping system made available through Kemper Service Company. For purposes of determining the appropriate commission percentage to be applied to a particular sale, KDI will consider the cumulative amount invested by the purchaser in the Fund and other Kemper Fund listed under "Special Features--Class A Shares--Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above and including Class R shares of certain Scudder Funds. The privilege of purchasing Class A shares of the Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege also applies.

         Class A shares of the Fund or of any other Kemper Fund listed under "Special Features--Class A Shares--Combined Purchases" may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et al., Case No. 93 C 5231 (N.D. IL). This privilege is generally non-transferable and continues for the lifetime of individual class members and for a ten year period for non-individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (1) Proposed Settlement with Defendants; and (2) Hearing to Determine Fairness of Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, KDI may in its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to 0.25% of net assets attributable to such Shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to Shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by KDI. The privilege of purchasing Class A shares of the Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies.


         Class A shares of the Fund may be purchased at net asset value by persons who purchase such Shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm.


         Class A shares of the Fund may be purchased at net asset value in any amount by certain professionals who assist in the promotion of Kemper Funds pursuant to personal services contracts with KDI, for themselves or members of their families. KDI in its discretion may compensate financial services firms for sales of Class A shares under this privilege at a commission rate of 0.50% of the amount of Class A shares purchased.


         Class A shares of the Fund may be purchased at net asset value by persons who purchase shares of the Fund through KDI as part of an automated billing and wage deduction program administered by RewardsPlus of America for the benefit of employees of participating employer groups.


         Class A shares may be sold at net asset value in any amount to: (a) officers, trustees, directors, employees (including retirees) and sales representatives of the Fund, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families;
(b) registered representatives and employees of broker-dealers having selling group agreements with KDI and officers, directors and employees of service agents of the Fund, for themselves or their spouses or dependent children; (c) shareholders who owned shares of Kemper Value Series, Inc. ("KVS") on September 8, 1995, and have continuously owned shares of KVS (or a Kemper Fund acquired by exchange of KVS shares) since that date, for themselves or members of their families, and (d) any trust or pension, profit-sharing or other benefit plan for only such persons. Class A shares may be sold at net asset value in any amount to selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients pursuant to an agreement with KDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund Class A shares may purchase Fund shares at net asset value hereunder. Class A shares may be sold at net asset value in any amount to unit investment trusts sponsored by Ranson & Associates, Inc. In addition, unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors may purchase the Fund's Class A shares at net asset value through reinvestment programs described in the prospectuses of such trusts that have such programs. Class A shares of the Fund may be sold at net asset value through certain investment advisers registered under the Investment Advisers Act of 1940 and other financial services firms acting solely as agent for their clients, that adhere to certain standards established by KDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program or agency commission program under which such clients pay a fee to the investment adviser or other firm for portfolio management or agency brokerage services.

Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Fund. The Fund may also issue Class A shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends.

         The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under
Section  401  of  the  Code;  or  other   organized  group  of  persons  whether
incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

DEFERRED SALES CHARGE ALTERNATIVE--Class B Shares. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares."


         KDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. KDI is compensated by the Fund for services as distributor and principal underwriter for Class B shares. See "Investment Adviser and Underwriter."

         Class B shares of the Fund will automatically convert to Class A shares of the Fund six years after issuance on the basis of the relative net asset value per share of the Class B shares. The purpose of the conversion feature is to relieve holders of Class B shares from the distribution services fee when they have been outstanding long enough for KDI to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.


PURCHASE OF CLASS C SHARES. The public offering price of the Class C shares of the Fund is the next determined net asset value. No initial sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. A contingent deferred sales charge may be imposed upon the redemption of Class C shares if they are redeemed within one year of purchase. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class C Shares." KDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. KDI is compensated by the Fund for services as distributor and principal underwriter for Class C shares. See "Investment Adviser and Underwriter."


GENERAL. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in Shares of the Fund for their clients, and KDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. KDI does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Fund.

         KDI may, from time to time, pay or allow to firms a 1% commission on the amount of Shares of the Fund sold under the following conditions: (i) the purchased Shares are held in a Kemper IRA account, (ii) the Shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by Kemper Service Company, (iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by KDI in acknowledgment of their dedication to the employee benefit plan area; and (iv) the purchase is not otherwise subject to a commission.


         In addition to the discounts or commissions described above, KDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash, to firms that sell shares of the Funds. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Funds or other funds underwritten by KDI.


         Orders for the purchase of shares of the Fund will be confirmed at a price based on the net asset value per share of the Fund next determined after receipt in good order by KDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received in good order by KDI prior to the close of its business day will be confirmed at a price based on the net asset value per Share effective on that day ("trade date"). The Fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased. See "Purchase, Redemption and Repurchase of Shares" herein.

         Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's Shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold the Fund's Shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of KDI, may receive compensation from the Fund through the Shareholder Service Agent for these services. This statement of additional information should be read in connection with such firms' material regarding their fees and services.

         The Fund reserves the right to withdraw all or any part of the offering made by this statement of additional information and to reject purchase orders for any reason. Also, from time to time, the Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.

TAX IDENTIFICATION NUMBER. Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the applicable Fund with a tax identification number during the 30-day notice period.

         Shareholders should direct their inquiries to Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this statement of additional information.


REDEMPTION OR REPURCHASE OF SHARES
----------------------------------


         As described herein, Fund shares are sold at their public offering price, which is the net asset value per such Shares next determined after an order is received in proper form plus, with respect to Class A Shares, an initial sales charge. The minimum initial investment for each of Class A, B and C is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. The Fund may waive the minimum for purchases by trustees, directors, officers or employees of the Fund or the Adviser and its affiliates. An order for the purchase of Shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

         Upon receipt by the Shareholder Service Agent of a request for redemption, Shares of the Fund will be redeemed by the Fund at the applicable net asset value per Share of the Fund as described herein.

         Scheduled variations in or the elimination of the initial sales charge for purchases of Class A Shares or the contingent deferred sales charge for redemptions of Class B or Class C Shares by certain classes of persons or through certain types of transactions as described herein are provided because of anticipated economies of scale in sales and sales-related efforts.



GENERAL. Any shareholder may require the Fund to redeem his or her Shares. When Shares are held for the account of a shareholder by the Kemper Shares' transfer agent, the shareholder may redeem such Shares by sending a written request with signatures guaranteed to Kemper Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557. When certificates for Shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

         The redemption price for shares of a class of the Fund will be the net asset value per share of that class of the Fund next determined following receipt by the Shareholder Service Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request accompanied by any outstanding share certificates in proper form for transfer. When the Fund is asked to redeem shares for which it may not have yet received good payment (i.e., purchases by check, EXPRESS-Transfer or Bank Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Fund of the purchase amount. The redemption within two years of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge (see "Purchase of Shares--Initial Sales Charge Alternative--Class A Shares"), the redemption of Class B shares within six years may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge--Class B Shares" below), and the redemption of Class C shares within the first year following purchase may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge--Class C Shares" below).

         Because of the high cost of maintaining small accounts, the Fund may assess a quarterly fee of $9 on any account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer-sponsored employee benefit plans using the subaccount record-keeping system made available through the Shareholder Service Agent.

         Shareholders can request the following telephone privileges: expedited wire transfer redemptions and EXPRESS-Transfer transactions (see "Special Features") and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The shareholder will bear the risk of loss, including loss resulting from fraudulent or unauthorized transactions, so long as reasonable verification procedures are followed. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.


TELEPHONE REDEMPTIONS. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodial account holders, provided the trustee, executor, guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.


REPURCHASES (CONFIRMED REDEMPTIONS). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to KDI, which the Fund has authorized to act as its agent. The repurchase price will be the net asset value per Share of the Fund next determined after receipt of a request by KDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value per Share (see "Net Asset Value") and received by KDI prior to the close of KDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. There is no charge by KDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

EXPEDITED WIRE TRANSFER REDEMPTIONS. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares of the Fund can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to the determination of net asset value will result in Shares being redeemed that day at the net asset value per Share of the Fund effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by the Fund for up to seven days if the Fund or the Shareholder Service Agent deems it appropriate under then-current market conditions. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under "General" above. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed by wire transfer until such Shares have been owned for at least 10 days. Account holders may not use this privilege to redeem Shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.

CONTINGENT  DEFERRED  SALES  CHARGE--LARGE  ORDER  NAV  PURCHASE  PRIVILEGE.   A
contingent deferred sales charge may be imposed upon redemption of Class A shares that are purchased under the Large Order NAV Purchase Privilege as follows: 1% if they are redeemed within one year of purchase and 0.50% if they are redeemed during the second year after purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed, excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of: (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district; (b) redemptions by employer-sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent; (c) redemption of Shares of a shareholder (including a registered joint owner) who has died; (d) redemption of Shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (e) redemptions under the Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account; and (f) redemptions of shares whose dealer of record at the time of the investment notifies KDI that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.

CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the Shares redeemed, excluding amounts not subject to the charge.

                                                       Contingent
                                                        Deferred
           Year of Redemption After Purchase          Sales Charge
          ------------------------------------------ ----------------
          First.............................               4%
          Second............................               3%
          Third.............................               3%
          Fourth............................               2%
          Fifth.............................               2%
          Sixth.............................               1%

         The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (see "Special Features--Systematic Withdrawal Plan" below), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2 and (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts). The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service
Agent: (a) redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege), (b) redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in the Fund), (c) redemptions in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code and (d) redemptions representing returns of excess contributions to such plans.

CONTINGENT DEFERRED SALES CHARGE--CLASS C SHARES. A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the Shares redeemed, excluding amounts not subject to the charge. The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (limited to 10% of the net asset value of the account during the first year, see "Special Features--Systematic Withdrawal Plan"), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2, (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts), (f) for any participant-directed redemption of shares held by employer-sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent, (g) for redemption of shares by an employer sponsored employee benefit plan that (i) offers funds in addition to Kemper Funds (i.e., "multi-manager"), and (ii) whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and has agreed to receive such fees quarterly, and (h) redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record has waived the advance of the first year and administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.

CONTINGENT DEFERRED SALES CHARGE--GENERAL. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of the Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.

         The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in May 1998 will be eligible for the second year's charge if redeemed on or after May 1, 1999. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. KDI receives any contingent deferred sales charge directly.

REINVESTMENT PRIVILEGE. A shareholder who has redeemed Class A shares of the Fund or any other Kemper Fund listed under "Special Features--Class A Shares--Combined Purchases" (other than shares of the Kemper Cash Reserves Fund purchased directly at net asset value) may reinvest up to the full amount redeemed at net asset value per Share at the time of the reinvestment in Class A shares of the Fund or of the other listed Kemper Funds. A shareholder of the Fund or other Kemper Funds who redeems Class A shares purchased under the Large Order NAV Purchase Privilege (see "Purchase of Shares--Initial Sales Charge Alternative--Class A Shares") or Class B shares or Class C shares and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value per Share at the time of the reinvestment, in the same class of shares as the case may be, of the Fund or of other Kemper Funds. The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge schedule. Also, a holder of Class B shares who has redeemed Shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such Shares, at net asset value in Class A shares of the Fund or of the other Kemper Funds listed under "Special Features--Class A Shares--Combined Purchases." Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for Kemper Funds available for sale in the shareholder's state of residence as listed under "Special Features--Exchange Privilege." The reinvestment privilege can be used only once as to any specific Shares and reinvestment must be effected within six months of the redemption. If a loss is realized on the redemption of shares of the Fund, the reinvestment in Shares of the Fund may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. The reinvestment privilege may be terminated or modified at any time.

REDEMPTION IN KIND. Although it is the Fund's present policy to redeem in cash, if the Board of Directors determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Fund will satisfy the redemption request in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Directors may deem fair and equitable. If such a distribution occurred, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Share at the beginning of the period.

SPECIAL FEATURES


CLASS A SHARES--COMBINED PURCHASES. The Fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of any of the following Funds: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Series, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, KemperShort-Term U.S. Government Fund,, Kemper Value Series, Inc., Kemper Value+Growth Fund, Kemper Horizon Fund, Kemper Europe Fund, Kemper Asian Growth Fund, Kemper Global/International Series, Inc., Kemper Equity Trust, Kemper Securities Trust, Kemper Aggressive Growth Fund, Kemper Value Fund, Kemper Funds Trust, Kemper Income Trust, Kemper Global Discovery Fund, and Kemper Classic Growth Fund ("Kemper Funds"). Except as noted below, there is no combined purchase credit for direct purchases of shares of Zurich Money Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investor's Municipal Cash Fund or Investors Cash Trust ("Money Market Funds"), which are not considered a "Kemper Fund" for purposes hereof. For purposes of the Combined Purchases feature described above as well as for the Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent may include:
(a) Money Market Funds as "Kemper Funds", (b) all classes of shares of any Kemper Fund and (c) the value of any other plan investment, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.


CLASS A SHARES--LETTER OF INTENT. The same reduced sales charges for Class A shares, as shown in this statement of additional information, also apply to the aggregate amount of purchases of such Kemper Funds listed above made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by KDI. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The Letter for an employer-sponsored employee benefit plan maintained on the subaccount record keeping system available through the Shareholder Service Agent may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Kemper Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares. Only investments in Class A shares are included for this privilege.

CLASS A SHARES--CUMULATIVE DISCOUNT. Class A shares of the Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of the Fund being purchased, the value of all Class A shares of the above mentioned Kemper Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

CLASS A SHARES--AVAILABILITY OF QUANTITY DISCOUNTS. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or KDI whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.

EXCHANGE PRIVILEGE. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of other Kemper Funds in accordance with the provisions below.

CLASS A SHARES. Class A shares of the Kemper Funds and shares of the Money Market Funds listed under "Special Features--Class A Shares--Combined Purchases" above may be exchanged for each other at their relative net asset values. Shares of Money Market Funds and the Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Kemper Target Equity Fund are available on exchange only during the Offering Period for such series as described in this statement of additional information. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI.

         Class A shares of the Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of another Kemper Fund or a Money Market Fund under the exchange privilege described above without paying any contingent deferred sales charge at the time of exchange. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of calculating the contingent deferred sales charge.

CLASS B SHARES. Class B shares of the Fund and Class B shares of any other Kemper Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset values. Class B shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For purposes of calculating the contingent deferred sales charge that may be imposed upon the redemption of the Class B shares received on exchange, amounts exchanged retain their original cost and purchase date.

CLASS C SHARES. Class C shares of the Fund and Class C shares of any other Kemper Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset values. Class C shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For purposes of determining whether there is a contingent deferred sales charge that may be imposed upon the redemption of the Class C shares received by exchange, such Shares received by exchange the cost and purchase date of the Shares that were originally purchased and exchanged.



GENERAL. . Shares of a Kemper Mutual Fund with a value in excess of $1,000,000 (except Kemper Cash

Reserves Fund) acquired by exchange from another Kemper Mutual Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). In addition, shares of a Kemper fund with a value of $1,000,000 or less (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the
Adviser's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Kemper fund and therefore may be subject to the 15-Day Hold Policy. For purposes of determining whether the 15 Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, direction, or advice, including without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services. The total value of shares being exchanged must at least equal the minimum investment requirement of the Kemper Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other funds from dealers, other firms or KDI. Exchanges may be accomplished by a written request to KSvC, Attention: Exchange Department, P.O. Box 419557, Kansas City, Missouri 64141-6557, or by telephone if the shareholder has given authorization. Once the authorization is on file, the
Shareholder  Service Agent will honor  requests by telephone at  1-800-621-1048, subject to the limitations on liability under "Purchase, Repurchase and Redemption of Shares -- General." Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale only in certain states.

         The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

         The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the SEC may by order permit for the protection of the Fund's shareholders.

         Although it is the Fund's present policy to redeem in cash, if the Board of Directors determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Fund will satisfy the redemption request in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the SEC, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Directors may deem fair and equitable. If such a distribution occurred, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be so liquid as a redemption entirely in cash.

         The conversion of Class B Shares to Class A Shares may be subject to the continuing availability of an opinion of counsel, ruling by the Internal Revenue Service or other assurance acceptable to the Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B Shares and not Class A Shares does not result in the Fund's dividends constituting "preferential dividends" under the Internal Revenue Code, and (b) that the conversion of Class B Shares to Class A Shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B Shares to Class A Shares may be suspended if such assurance is not available. In that event, no further conversions of Class B Shares would occur, and Shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described herein.

SYSTEMATIC EXCHANGE PRIVILEGE. The owner of $1,000 or more of any class of the shares of a Kemper Fund or Money Market Fund may authorize the automatic exchange of a specified amount ($100 minimum) of such shares for shares of the same class of another such Kemper Fund. If selected, exchanges will be made automatically until the privilege is terminated by the shareholder or the Kemper Fund. Exchanges are subject to the terms and conditions described above under "Exchange Privilege," except that the $1,000 minimum investment requirement for the Kemper Fund acquired on exchange is not applicable. This privilege may not be used for the exchange of shares held in certificated form.

EXPRESS-Transfer. EXPRESS-Transfer permits the transfer of money via the Automated Clearing House System (minimum $100 and maximum $50,000) from a shareholder's bank, savings and loan, or credit union account to purchase shares in the Fund. Shareholders can also redeem Shares (minimum $100 and maximum $50,000) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege until such Shares have been owned for at least 10 days. By enrolling in EXPRESS-Transfer, the shareholder authorizes the Shareholder Service Agent to rely upon telephone instructions from any person to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Redemption or Repurchase of Shares--

General." Once enrolled in EXPRESS-Transfer, a shareholder can initiate a transaction by calling Kemper Shareholder Services toll free at 1-800-621-1048, Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to Kemper Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable amount of time to act upon the request. EXPRESS-Transfer cannot be used with passbook savings accounts or for tax-deferred plans such as Individual Retirement Accounts ("IRAs").

BANK DIRECT DEPOSIT. A shareholder may purchase additional shares of the Fund through an automatic investment program. With the Bank Direct Deposit Purchase Plan ("Bank Direct Deposit"), investments are made automatically (maximum $50,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. By enrolling in Bank Direct Deposit, the shareholder authorizes the Fund and its agents to either draw checks or initiate Automated Clearing House debits against the designated account at a bank or other financial institution. This privilege may be selected by completing the appropriate section on the Account Application or by contacting the Shareholder Service Agent for appropriate forms. A shareholder may terminate his or her Plan by sending written notice to Kemper Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. A Fund may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution. The Fund may terminate or modify this privilege at any time.

PAYROLL DIRECT DEPOSIT AND GOVERNMENT DIRECT DEPOSIT. A shareholder may invest in the Fund through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is automatically invested in the Fund account each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

SYSTEMATIC WITHDRAWAL PLAN. The owner of $5,000 or more of a class of the Fund's shares at the offering price (net asset value per such Share plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is $100. The maximum annual rate at which Class B shares may be redeemed (and Class A shares purchased under the Large Order NAV Purchase Privilege and Class C shares in their first year following the purchase) under a systematic withdrawal plan is 10% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional Shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the Shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

         The purchase of Class A shares while participating in a systematic withdrawal plan will ordinarily be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, the Fund will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals. KDI will waive the contingent deferred sales charge on redemptions of Class A shares purchased under the Large Order NAV Purchase Privilege, Class B shares and Class C shares made pursuant to a systematic withdrawal plan. The right is reserved to amend the systematic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or the Fund.

TAX-SHELTERED   RETIREMENT   PLANS.  The  Shareholder   Service  Agent  provides
retirement plan services and documents and KDI can establish investor accounts in any of the following types of retirement plans:

o Traditional, Roth and Education Individual Retirement Accounts ("IRAs"). This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

o 403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.

         Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, simple 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. Investors should consult with their own tax advisors before establishing a retirement plan.

PERFORMANCE

         The Fund's historical performance or return for a class of Shares may be shown in the form of "average annual total return" and "total return"
figures. These measures of performance are described below. Performance information will be computed separately for each class.


         The Fund may advertise several types of performance information for a class of shares, including "average annual total return" and "total return." Performance information will be computed separately for each of Class A, Class B and Class C shares. Each of these figures is based upon historical results and is not representative of the future performance of any class of the Fund. A Fund with fees or expenses being waived or absorbed by the Adviser may also advertise performance information before and after the effect of the fee waiver or expense absorption.


         Average annual total return and total return measure both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in the Fund's portfolio. The Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for each class of the Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the shares of a class on the first day of the period, adjusting to deduct the maximum sales charge (in the case of Class A Shares), and computing the "redeemable value" of that investment at the end of the period. Average annual return quotations will be determined to the nearest 1/100th of 1%. The redeemable value in the case of Class B Shares or Class C Shares include the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. Average annual return calculated in accordance with this formula does not take into account any required payments for federal of state income taxes. Such quotations for Class B Shares for periods over six years will reflect conversion of such shares to Class A Shares at the end of the sixth year. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Average annual total return may also be calculated in a manner not consistent with the standard formula described above, without deducting the maximum sales charge or contingent deferred sales charge.

                        Average Annual Total Return for the periods ended October 31, 1999

                                One Year                 Five Year              Life of Class*

   Class A                       33.44%                    14.46%                   13.29%
   Class B                       37.43%                     N/A                     7.80%
   Class C                       40.41%                     N/A                     9.69%


* Classes A, B and C shares commenced operations on April 16, 1998. Prior to that date, the fund consisted of one class of shares which, on that date, were re-designated as Class S shares of the fund. Returns shown for Class A, B, and C shares for the periods prior to their inception are derived from the historical performance of Class S shares of Classic Growth Fund during the period and have been adjusted to reflect the current maximum 5.75% initial sales charge for Class A shares or the maximum CDSC, if any, currently applicable to Class B and C shares.



         Calculation of the Fund's total return is not subject to a standardized formula, except when calculated for the Fund's financial statements and prospectus. Total return performance for a specific period is calculated by first taking a hypothetical investment ("initial investment") in the Fund's shares on the first day of the period, either adjusting or not adjusting to deduct the maximum sales charge (in the case of Class A Shares), and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The ending value in the case of Class B Shares or Class C Shares may or may not include the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period. Total return calculations that do not include the effect of the sales charge for Class A Shares or the contingent deferred sales charge for Class B and Class C Shares would be reduced if such charges were included.

         The Fund's performance figures are based upon historical results and are not necessarily representative of future performance. The Fund's Class A Shares are sold at net asset value plus a maximum sales charge of 5.75% of the offering price. Class B and Class C Shares are sold at net asset value.
Redemption of Class B Shares may be subject to a contingent deferred sales charge that is 4% in the first year following the purchase, declines by a specified percentage each year thereafter and becomes zero after six years. Redemption of Class C Shares may be subject to a 1% contingent deferred sales charge in the first year following the purchase. Average annual total return figures do, and total return figures may, include the effect of the contingent deferred sales charge for the Class B shares and Class C shares that may be imposed at the end of the period in question. Performance figures for the Class B shares and Class C shares not including the effect of the applicable contingent deferred sales charge would be reduced if it were included. Returns and net asset value will fluctuate. Factors affecting the Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce returns described in this section. Shares of the Fund are redeemable at the then current net asset value, which may be more or less than original cost.

         The Fund's performance may be compared to that of the Consumer Price Index or various unmanaged indices including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's Financial Services Index, the Standard & Poor's 500 Composite Stock Price Index, the Russell 1000(R) Index, the Russell 1000(R) Growth Index, the Wilshire Large Company Growth Index, the Wilshire 750 Mid Cap Company Growth Index, the Standard & Poor's/Barra Value Index, the
Standard & Poor's/Barra Growth Index, the Russell 1000(R) Value Index, the Europe/Australia/Far East Index, International Finance Corporation's Latin America Investable Return Index, the Morgan Stanley Capital International World Index, the J.P. Morgan Global Traded Bond Index, and the Salomon Brothers World Government Bond Index. The performance of the Fund may also be compared to the performance of other mutual funds or mutual fund indices with similar objectives and policies as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges.

         There are differences and similarities between the investments which the Fund may purchase and the investments measured by the indices which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The Dow Jones Industrial Average and the Standard & Poor's Corporation 500 Stock Index are indices of common stocks which are considered to be generally representative of the U.S. stock market. The Financial Times/Standard & Poor's Actuaries World Index-Europe(TM) is a managed index that is generally representative of the equity securities of European markets. The foregoing indices are unmanaged. The net asset value and returns of the Fund will fluctuate.

         Investors may want to compare the performance of the Shares to certificates of deposit issued by banks and other depository institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of deposits prior to maturity will normally be subject to a penalty. Rates offered by banks and other depository institutions are subject to change at any time specified by the issuing institution. Information regarding bank products may be based upon, among other things, the BANK RATE MONITOR National Index(TM) for certificates of deposit, which is an unmanaged index and is based on stated rates and the annual effective yields of certificates of deposit in the ten largest banking markets in the United States, or the CDA Investment Technologies, Inc. Certificate of Deposit Index, which is an unmanaged index based on the average monthly yields of certificates of deposit.

         Investors also may want to compare the performance of the Shares to that of U.S. Treasury bills, notes or bonds. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Information regarding the performance of Treasury obligations may be based upon, among other things, the Towers Data Systems U.S. Treasury Bill index, which is an unmanaged index based on the average monthly yield of treasury bills maturing in six months. Due to their short maturities, Treasury bills generally experience very low market value volatility.

         Investors may want to compare the performance of the Shares to that of money market funds. Money market funds seek to maintain a stable net asset value and yield fluctuates. Information regarding the performance of money market funds may be based upon, among other things, Financial Data Inc.'s Money Fund Averages(R) (All Taxable). As reported by Financial Data Inc., all investment results represent total return (annualized results for the period net of management fees and expenses) and one year investment results are effective annual yields assuming reinvestment of dividends.

         On April 16, 1998, the Fund was divided into multiple classes of shares, including the Kemper Class A, B and C Shares described herein. Prior to that date, the Fund consisted of only one class of shares; the shares of the Fund outstanding as of April 16, 1998, were redesignated as Scudder Shares of the Fund, which class has no sales charges or Rule 12b-1 fees. The performance figures shown below reflect the performance of the Fund prior to the creation of multiple classes, restated to reflect the sales charges of the Kemper Class A Shares of the Fund. The performance figures have not been restated to reflect Rule 12b-1 fees, which are included only from the date of inception of the Fund's Rule 12b-1 plans on April 16, 1998. The Rule 12b-1 fees applicable to the Kemper Class A, B and C Shares of the Fund will affect subsequent performance.

OFFICERS AND DIRECTORS

The officers and directors of the Corporation, their ages, their principal occupations and other affiliations, if any, with the Adviser, and Kemper Distributors, Inc. are as follows:


                             DIRECTORS AND OFFICERS
                             ----------------------

                                                                                                Position with
                                                                                                -------------
                                                                                                Underwriter,
                                                                                                ------------
Name, Age and                    Position                                                       Scudder Investor
-------------                    --------                                                       ----------------
Address                          with Corporation              Principal Occupation**           Services, Inc.
-------                          ----------------              ----------------------           --------------

Nicholas Bratt (50)++@           President, all series         Managing Director of Scudder     --
                                 except Scudder Global Fund    Kemper Investments, Inc.


                                       61


                                                                                                Position with
                                                                                                -------------
                                                                                                Underwriter,
                                                                                                ------------
Name, Age and                    Position                                                       Scudder Investor
-------------                    --------                                                       ----------------
Address                          with Corporation              Principal Occupation**           Services, Inc.
-------                          ----------------              ----------------------           --------------

William E. Holzer++@ (49)        President, Scudder Global     Managing Director of Scudder     --
                                 Fund                          Kemper Investments, Inc.

Sheryle J. Bolton (53)           Director                      Chief Executive Officer and      --
Scientific Learning Corporation                                Director, Scientific Learning
1995 University Ave.                                           Corporation, Former President
Suite 400                                                      and Chief Operating Officer,
San Francisco, CA 94704                                        Physicians Online, Inc.
                                                               (electronic transmission of
                                                               clinical information for
                                                               physicians (1994-1995)

William T. Burgin (56)           Director                      General Partner, Bessemer        --
83 Walnut Street                                               Venture Partners; General
Wellesley, MA  02181-2101                                      Partner, Deer & Company;
                                                               Director, Fort James
                                                               Corporation; Director, Galileo
                                                               Corporation; Director of
                                                               various privately held
                                                               companies

Keith R. Fox (45)                Director                      Private Equity Investor,         --
10 East 53rd Street                                            Exeter Capital Management
New York, NY   10022                                           Corporation

William H. Luers (70)            Director                      Chairman and President of the    --
The United Nations Association                                 United .Nations  Association
of America                                                     of America
801 Second Avenue                                              (organizer/researcher of
New York, NY 10017                                             U.N.-supporting entities);
                                                               Retired, President, The
                                                               Metropolitan Museum of Art
                                                               (1986 to 1999)

Kathryn L. Quirk*#++(46)         Director, Vice President      Managing Director of Scudder     Director, Senior Vice
                                 and Assistant Secretary       Kemper Investments, Inc.         President, Chief Legal
                                                                                                Officer and Assistant
                                                                                                Clerk


                                       62


                                                                                                Position with
                                                                                                -------------
                                                                                                Underwriter,
                                                                                                ------------
Name, Age and                    Position                                                       Scudder Investor
-------------                    --------                                                       ----------------
Address                          with Corporation              Principal Occupation**           Services, Inc.
-------                          ----------------              ----------------------           --------------

Joan E. Spero (55)               Director                      President, Doris Duke            __
Doris Duke Charitable                                          Charitable
Foundation                                                     Foundation(1997-present);
650 Fifth Avenue                                               Undersecretary of State for
19th Floor                                                     Economic, Business and
New York, NY  10128                                            Agricultural Affairs (March
                                                               1993-January 1997)

Paul Bancroft III (69)           Honorary Director             Venture Capitalist and
79 Pine Lane                                                   Consultant: Retired President,
Box 6639                                                       Chief Executive Officer and
Snowmass Village, CO                                           Director, Besemer Securities
81615                                                          Corporation

Thomas J. Devine (72)            Honorary Director             Consultant                       --
450 Park Avenue
New York, NY  10022

William H. Gleysteen, Jr. (72)   Honorary Director             Consultant; Guest Scholar,       --
4937 Crescent Street                                           Brookings Institution;
Bethesda, MD  20816                                            President, The Japan Society,
                                                               Inc. (1989-December 1995)

Robert G. Stone, Jr. (76)        Honorary Director             Chairman Emeritus and            --
405 Lexington Avenue                                           Director, Kirby Corporation
New York, NY 10174                                             (inland and offshore marine
                                                               transportation and diesel
                                                               repairs)

Jan C. Faller (  )+              Vice President                Vice President of Scudder        __
                                                               Kemper Investments, Inc.

Ann M. McCreary++(43)            Vice President                Managing Director of Scudder     --
                                                               Kemper Investments, Inc.

Gerald J. Moran++ (59)           Vice President                Senior Vice President of         --
                                                               Scudder Kemper Investments,
                                                               Inc.

Isabel M. Saltzman+ (44)         Vice President                Managing Director of Scudder     --
                                                               Kemper Investments, Inc.

John R. Hebble+ (41)              Treasurer                    Senior Vice President of         Assistant Treasurer
                                                               Scudder Kemper Investments,
                                                               Inc.


                                       63


                                                                                                Position with
                                                                                                -------------
                                                                                                Underwriter,
                                                                                                ------------
Name, Age and                    Position                                                       Scudder Investor
-------------                    --------                                                       ----------------
Address                          with Corporation              Principal Occupation**           Services, Inc.
-------                          ----------------              ----------------------           --------------

John Millette (37)+              Vice President and            Assistant Vice President of     --
                                 Secretary                     Scudder Kemper Investments,
                                                               Inc. since September 1994;
                                                               previously employed by the law
                                                               firm Kaye, Scholer, Fierman,
                                                               Hays & Handler

Caroline Pearson+ (37)           Assistant Secretary           Senior Vice President of         Clerk
                                                               Scudder Kemper Investments,
                                                               Inc.; Associate, Dechert Price
                                                               & Rhoads (law firm) 1989 - 1997

* Ms. Quirk is considered by the Corporation and its counsel to be a person who is an "interested person" of the Adviser or of the Corporation (as defined in the 1940 Act).

** Unless otherwise stated, all the Directors and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.

# Ms. Quirk is a member of the Executive Committee, which may exercise the powers of the Directors when they are not in session.

+        Address: Two International Place, Boston, Massachusetts

++       Address: 345 Park Avenue, New York, New York

@ The President of a series shall have the status of Vice President of the Corporation.


         To the knowledge of the Corporation, as of January 29, 2000 all Directors and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities Exchange Act of 1934) less than 1% of the shares of the Fund outstanding on such date.

         To the knowledge of the Corporation, as of January 29, 2000, no person owned beneficially more than 5% of the Fund's outstanding shares, except as stated below.


---------------------------------------------------------------------------------------------
NAME and ADDRESS                      CLASS                               PERCENTAGE
---------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette          A                                   7.63
Securities Corp.
P.O. Box 2052
Jersey City, NJ  07303
---------------------------------------------------------------------------------------------
Oppenheimer & Co.                     A                                   8.27
280 Park Avenue
New York, NY  10017
---------------------------------------------------------------------------------------------
McKeeSport Health Care                A                                   5.35
National City Bank of PA., Trustee
Attn: Mutual Funds Dept.
P.O. Box 94984
Cleveland, OH  44101
---------------------------------------------------------------------------------------------
National Financial Services Corp.     B                                   7.24


                                       66


FBO Claudia Havens
200 Liberty Street
New York, NY  10281
---------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette          B                                   17.51
Securities Corp.
P.O. Box 2052
Jersey City, NJ  07303
---------------------------------------------------------------------------------------------
National Financial Services Corp.     C                                   8.46
FBO Francis Downs, Trustee
200 Liberty Street
New York, NY  10281
---------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette          C                                   10.31
Securities Corp.
P.O. Box 2052
Jersey City, NJ  07303
---------------------------------------------------------------------------------------------
Wedbush Morgan Securities             C                                   11.19
Accounting Dept.
P.O. Box 30014
Los Angeles, CA  90030
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------



To the knowledge of the Corporation, as of January 29, 2000 all Directors and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities Exchange Act of 1934) less than 1% of the shares of the Fund outstanding on such date.

         To the knowledge of the Corporation, as of January 29, 2000, no person owned beneficially more than 5% of the Fund's outstanding shares, except as stated below.


The Directors and officers of the Corporation also serve in similar capacities with respect to other funds advised by the Adviser.


REMUNERATION

Responsibilities of the Board -- Board and Committee Meetings

The Board of Directors is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with the Adviser. These "Independent Directors" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.


    The Board of Directors meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Directors review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Directors.

         Several of the officers and Directors of the Corporation may be officers or employees of the Adviser, or of the Distributor, the Transfer Agent, Scudder Trust Company or Scudder Fund Accounting Corporation from whom they receive compensation, as a result of which they may be deemed to participate in the fees paid by the Corporation. The Corporation pays no direct remuneration to any officer of the Corporation. However, each of the Directors who is not affiliated with the Adviser will be compensated for all expenses relating to corporation business (specifically including travel expenses relating to Corporation business). Each of these unaffiliated Directors receives an annual Director's fee of $4,000 from a Fund plus $400 for attending each Directors' meeting, audit committee meeting or meeting held for the purpose of considering arrangements between the Corporation on behalf of a Fund and the Adviser or any of its affiliates. Each unaffiliated Director also receives $150 per committee meeting attended other than those set forth above. For the fiscal year ended October 31, 1998, Directors' fees and expenses amounted to $288,000 for the Fund.

         Effective July 1, 1998, each unaffiliated Director will receive an Annual Director's fee of $3,500 from the Fund plus $325 for attending each Director's meeting, audit committee meeting or meeting held for the purpose of considering arrangements between the Corporation on behalf of a Fund and the Adviser or any of its affiliates. Each unaffiliated Director will also receive $100 per committee meeting attended other than those set forth above.


         The following table shows the aggregate compensation received by each unaffiliated Director during 1999 from the Registrant and from all funds advised by the Adviser as a group.




                    Name                  Global/International Fund, Inc.*               All Scudder Funds
                    ----                  -------------------------------                -----------------

       Paul Bancroft III,**                         $31,500                             $159,991 (25 funds)
       Honorary Director

       Sheryle J. Bolton, Director                  $38,000                             $179,860 (24 funds)



       William T. Burgin, Director                  $36,375                             $160,325 (23 funds)


       Keith R. Fox, Director                       $36,375                             $160,325 (23 funds)


       William H. Gleysteen, Jr.                    $ 0.00                              $19,933@ (2 funds)
       Honorary Director

       William H. Luers, Director                   $39,625                             $212,596 (26 funds)



       Joan E. Spero***                             $39,625                             $175,275 (23 funds)
       Director

       Robert G. Stone, Jr.                         $ 0.00                                $9,000 (1 fund)
       Honorary Director


* Global/International Fund, Inc. consists of five funds: Scudder Global Fund, Scudder International Bond Fund, Scudder Global Bond Fund, Global Discovery Fund and Scudder Emerging Markets Income Fund.

**       Elected  as  Honorary  Director  in  December  1999,  after  serving as
         Director.

***      Elected as Director of the Corporation in September 1998.

@ This amount does not reflect $6,208 in retirement benefits accrued as part of Fund Complex expenses, and $3,000, in estimated annual benefits payable upon retirement. Retirement benefits accrued and proposed are to be paid to Mr. Gleysteen as additional compensation for serving on the Board of The Japan Fund, Inc.

         Members of the Board of Directors who are employees of the Adviser or its affiliates receive no direct compensation from the Corporation, although they are compensated as employees of the Adviser, or its affiliates, as a result of which they may be deemed to participate in fees paid by the Fund.






SHAREHOLDER RIGHTS


The Fund is a diversified series of Global/International Fund, Inc., a Maryland corporation, and was organized on May 15, 1986, as Scudder Global Fund, Inc., an open-end management company. The Corporation changed its name from Scudder Global Fund, Inc. on May 29, 1998. On March 5, 1996, directors of Scudder Global Small Company Fund approved the change in name to Scudder Global Discovery Fund, and on April 16, 1998 the Fund changed its name to Global Discovery Fund. The Corporation's other series are Scudder Global Fund, Scudder Emerging Markets Income Fund, Scudder Global Bond Fund and Scudder International Bond Fund.

         The Board of Directors has subdivided the shares of the Fund into four classes, namely, the Scudder Shares and the Kemper Global Discovery Fund Class A, B and C shares. Although shareholders of different classes of a series have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.

         The authorized capital stock of the Corporation consists of 800 million shares with $.01 par value, 100 million shares of which are allocated to the Fund, 300 million shares of which are allocated to Scudder Global Bond Fund, 200 million shares of which are allocated to Scudder International Bond Fund, and 100 million shares of which are allocated to Scudder Emerging Markets Income Fund and Scudder Global Fund. Each share of each series of the Corporation (or class thereof) has equal rights as to each other share of that series as to voting for Directors, redemption, dividends and liquidation. The Directors have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value at the option of the shareholder. Shares have no pre-emptive or conversion rights.

         Shares of the Corporation entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series (and by class on matters affecting an individual class). For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series.
Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.


         The shares of the Corporation have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors.

         The Directors, in their discretion, may authorize the division of shares of a series into different classes permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of any subsequently created classes may bear different expenses in connection with different methods of distribution of their classes.

         The Fund's activities are supervised by the Corporation's Board of Directors. Maryland corporate law provides that a Director of the Corporation shall not be liable for actions taken in good faith, in a manner he or she reasonably believes to be in the best interests of the Corporation and with the care that an ordinarily prudent person in a like position would use under similar circumstances. In so acting, a Director shall be fully protected in relying in good faith upon the records of the Corporation and upon reports made to the Corporation by persons selected in good faith by the Directors as qualified to make such reports.


         The Articles of Amendment and Restatement provide that the Directors of the Corporation, to the fullest extent permitted by Maryland General Corporation Law and the 1940 Act shall not be liable to the Corporation or its shareholders for damages. As a result, Directors of the Corporation may be immune from liability in certain instances in which they could otherwise be held liable. The Articles and the By-Laws provide that the Corporation will indemnify its Directors and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Corporation to the fullest extent permitted by applicable law. Nothing in the Articles or the By-Laws protects or indemnifies a Director or officer against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         The assets of the Corporation received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with such a share of the general liabilities of the Corporation. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Corporation, subject to the general supervision of the Directors, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Corporation or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.



ADDITIONAL INFORMATION

Other Information

The CUSIP number of each class of the Fund is Class A, 378947-60-0; Class B, 378947-70-9; and Class C, 378947-80-8.

         The Fund has a fiscal year ending October 31.

         Many of the investment changes in the Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Adviser in light of the Fund's investment objectives and policies, its other portfolio holdings and tax considerations, and should not be construed as recommendations for similar action by other investors.

         Portfolio securities of the Fund are held separately pursuant to a custodian agreement, by the Fund's custodian, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109.

         The law firm of Dechert Price & Rhoads is counsel to the Fund.

         The Fund, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

         The Shares' prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Corporation has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. The Registration Statement and its amendments, are available for inspection by the public at the SEC in Washington, D.C.

FINANCIAL STATEMENTS

         The financial statements, including the investment portfolio of the Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated October 31, 1999 are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

         Effective April 16, 1998, the Corporation's Board of Directors has approved a name change of the Fund from Scudder Global Discovery Fund to Global Discovery Fund. In addition, the Board of Directors has subdivided the Fund's shares into classes. Shares of the Fund outstanding on such date are
redesignated   as  Scudder  Shares  of
the Fund. The financial statements incorporated herein reflect the investment performance of the Fund prior to the aforementioned reclassification of shares.

printed on recycled paper

APPENDIX

The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds.

Ratings of Municipal and Corporate Bonds
S&P:

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

         Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's:

         Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                                                     SCUDDER
                                                                 INVESTMENTS(SM)
                                                                      [LOGO]

Supplement to the currently effective Prospectus of each of the listed funds:

Scudder Corporate Bond Fund                      Scudder Massachusetts Limited Term Tax Free Fund

Scudder GNMA Fund                                Scudder Micro Cap Fund

Scudder International Bond Fund                  Scudder Ohio Tax Free Fund

Scudder International Growth and Income Fund     Scudder Tax Managed Growth Fund

Scudder Limited Term Tax Free Fund               Scudder Tax Managed Small Company Fund


On February 7, 2000, the applicable Board of each of the above-mentioned funds (identified in the table below under the heading "Acquired Fund") approved an Agreement and Plan of Reorganization (the "Plan") between each Fund and the corresponding Acquiring Fund identified in the chart below. The proposed transaction is part of Scudder Kemper's initiative to restructure and streamline the management and operations of the funds it manages.

The Plan applicable to each Fund, except for Scudder International Bond Fund and Scudder International Growth and Income Fund, provides for the transfer of substantially all of the assets and the assumption of all of the liabilities of the Fund solely in exchange for voting shares of the corresponding Acquiring Fund. Following the exchange, the Fund will distribute shares of the corresponding Acquiring Fund to the Fund's shareholders as part of the Fund's cessation of operations as provided for in the Plan. With respect to Scudder International Bond Fund and Scudder International Growth and Income Fund, the Plan provides that the voting shares of such Funds will be reclassified into voting shares of the corresponding Acquiring Fund and, accordingly, the corresponding Acquiring Fund will acquire all of the assets and assume all of the liabilities of the Fund (the transactions contemplated by the Plan are referred to as the "Reorganization").

Each Reorganization can be consummated only if, among other things, it is approved by a majority vote of shareholders of the applicable Fund. A Special Meeting (the "Meeting") of the shareholders of each Fund will be held on or about July 13, 2000 and shareholders will be given the opportunity to vote on the Plan and any other applicable matters affecting the Fund at that time. In connection with the Meeting, each Fund will be filing with the Securities and Exchange Commission and delivering to its shareholders: (i) a Proxy Statement describing in detail the Reorganization and the Board's considerations in recommending that shareholders approve the Reorganization, and (ii) a Prospectus for the Acquiring Fund.

If the Plan for a Fund is approved at the Meeting and certain conditions required by the Plan are satisfied, the Reorganization is expected to become effective at 9:00 a.m. eastern standard time on or about the appropriate Proposed Reorganization Date identified in the chart below. If shareholder approval of a Plan is delayed due to failure to obtain a quorum or otherwise, the applicable Reorganization will become effective as soon as practicable after the receipt of shareholder approval.

In the event the shareholders of a Fund fail to approve the Plan for that Fund, the Fund will continue to operate and the Fund's Board may resubmit the Plan for shareholder approval or consider other proposals.

Acquired Fund                                       Acquiring Fund                                Proposed Reorganization Date
--------------------------------------------------------------------------------------------------------------------------------
Scudder Corporate Bond Fund                         Scudder Income Fund                           July 31, 2000
--------------------------------------------------------------------------------------------------------------------------------
Scudder GNMA Fund                                   AARP GNMA and U.S. Treasury Fund              July 17, 2000
--------------------------------------------------------------------------------------------------------------------------------
Scudder International Bond Fund                     Scudder Global Bond Fund                      September 25, 2000
--------------------------------------------------------------------------------------------------------------------------------
Scudder International Growth and Income Fund        Scudder International Fund                    August 28, 2000
--------------------------------------------------------------------------------------------------------------------------------
Scudder Limited Term Tax Free Fund                  Scudder Medium Term Tax Free Fund             July 31, 2000
--------------------------------------------------------------------------------------------------------------------------------
Scudder Massachusetts Limited Term Tax Free Fund    Scudder Massachusetts Tax Free Fund           July 31, 2000
--------------------------------------------------------------------------------------------------------------------------------
Scudder Micro Cap Fund                              AARP Small Company Stock Fund                 July 17, 2000
--------------------------------------------------------------------------------------------------------------------------------
Scudder Ohio Tax Free Fund                          Scudder Managed Municipal Bonds               July 31, 2000
--------------------------------------------------------------------------------------------------------------------------------
Scudder Tax Managed Growth Fund                     Scudder Select 500 Fund                       August 28, 2000
--------------------------------------------------------------------------------------------------------------------------------
Scudder Tax Managed Small Company Fund              Scudder Small Company Value Fund              August 28, 2000
--------------------------------------------------------------------------------------------------------------------------------


February 8, 2000

SCUDDER
INVESTMENTS(SM)
[LOGO]


-------------------
BOND/GLOBAL
-------------------

Scudder International
Bond Fund

Fund #018





Prospectus
March 1, 2000

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Scudder International Bond Fund


            How the fund works

             2   Investment Approach

             3   Main Risks To Investors

             4   The Fund's Track Record

             5   How Much Investors Pay

             6   Other Policies and Risks

             7   Who Manages and Oversees the Fund

             9   Financial Highlights

            How to invest in the fund

            11   How to Buy Shares

            12   How to Exchange or Sell Shares

            13   Policies You Should Know About

            18   Understanding Distributions and Taxes

How the fund works

On the next few pages, you'll find information about this fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect its performance.

Whether you are considering investing in the fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency, and you could lose money by investing in them.


You can access all Scudder fund prospectuses online at: www.scudder.com

--------------------------------------------------------------------------------
                   ticker symbol | SCIBX          fund number | 018

Scudder International Bond Fund
--------------------------------------------------------------------------------

Investment Approach

The fund seeks to provide high income and, secondarily, capital preservation and appreciation. It does this by investing at least 65% of total assets in high quality bonds of any maturity from non-U.S. issuers around the world.


The fund can buy many types of income-producing securities, among them foreign government bonds, corporate bonds and bonds issued by supranational organizations such as the World Bank. To a more limited extent, the fund may utilize various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities).


In making their buy and sell decisions, the managers typically consider a number of factors, such as economic and currency outlooks, credit quality, possible interest rate movements, security characteristics and changes in supply and demand within international bond markets.


In choosing individual bonds, the managers use independent analysis to look for bonds that have attractive yields and show improving credit. The managers prefer, but may not exclusively invest in, bonds that are denominated in stable or strengthening currencies.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the countries, issuers and types of securities represented.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rate movements), they generally intend to keep it between 4 and 6 years.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES


This fund normally invests at least 65% of total assets in bonds of the top two grades of credit quality.

The fund could put up to 35% of total assets in investment-grade U.S. debt securities, and up to 15% of net assets in junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

--------------------------------------------------------------------------------
[ICON] This fund may interest investors who want exposure to high quality bonds outside the United States.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, the most important factor is market interest rates -- in this case, interest rates outside the U.S. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. (As a rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) An increase in its duration would make the fund more sensitive to this risk. Foreign bonds tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Because the fund isn't diversified and can invest a larger percentage of assets in a given issuer than a diversified fund, factors affecting that issuer could affect fund performance.


When the dollar value of a foreign currency falls, so does the value of any investments the fund owns that are denominated in that currency.


Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, geographical areas, industries, issuers or other matters

o a bond could decline in credit quality or go into default; this risk is greater with junk and foreign bonds

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record


The bar chart shows how fund returns have varied from year to year, which may give some idea of risk. The table shows how the fund's returns over different periods average out. For context, the table also includes a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

---------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
---------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

'90        21.11
'91        22.23
'92         7.62
'93        15.83
'94        -8.61
'95         8.50
'96         3.54
'97        -4.10
'98        12.63
'99        -5.43


Best Quarter: 11.14%, Q3 1991    Worst Quarter: -5.83%, Q1 1997


---------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
---------------------------------------------------------------

                            1 Year      5 Years     10 Years
---------------------------------------------------------------
Fund                         -5.43       2.79         6.83
---------------------------------------------------------------
Index                        -5.07       5.90         8.60
---------------------------------------------------------------


Index: Salomon Brothers Non-U.S. Dollar World Government Bond Index, an unmanaged measure of worldwide fixed-rate government bonds with remaining maturities greater than one year.


In both the chart and the table, total returns for 1990 through 1994 and 1998 through 1999 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This fund has no sales charge or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

---------------------------------------------------------------
Fee Table
---------------------------------------------------------------

Shareholder Fees (paid directly from your investment)    None
---------------------------------------------------------------


Annual Operating Expenses (deducted from fund assets)
---------------------------------------------------------------
Management Fee                                          0.82%
---------------------------------------------------------------
Distribution (12b-1) Fee                                 None
---------------------------------------------------------------
Other Expenses*                                         0.81%
                                                        -------
---------------------------------------------------------------
Total Annual Operating Expenses                         1.63%
---------------------------------------------------------------
Expense Reimbursement                                   0.13%
                                                        -------
---------------------------------------------------------------
Net Annual Operating Expenses**                         1.50%
---------------------------------------------------------------



* Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

** By contract, total annual operating expenses are capped at 1.50% through 2/28/2001.


---------------------------------------------------------------
Expense Example
---------------------------------------------------------------




This example is designed to help you compare this fund's expenses to those of other funds. The example assumes the expenses above remain the same, and includes one year of capped expenses in each period. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.




     1 Year         3 Years         5 Years        10 Years
---------------------------------------------------------------
      $153            $502           $874           $1,922
---------------------------------------------------------------

Other Policies and Risks

While the sections on the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's goal without seeking shareholder approval.

o As a temporary defensive measure, the fund could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the fund was not pursuing its goal.


o This fund may trade securities more frequently than some other bond funds. This could raise transaction costs (and lower performance) and could mean higher taxable distributions.

o The investment adviser measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality changes, the portfolio managers will decide what to do with the security based on their assessment of what would benefit shareholders most.

Euro conversion

Funds which invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The investment adviser is working to address euro-related issues as they occur and has been notified that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a fund's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

--------------------------------------------------------------------------------
[ICON] Scudder Kemper, the company with overall responsibility for managing the fund, takes a team approach to asset management.
--------------------------------------------------------------------------------


Who Manages and Oversees the Fund

The investment adviser


The fund's investment adviser is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds, and currently has more than $290 billion in assets under management.

The fund is managed by a team of investment professionals, who individually represent different areas of expertise and who together develop investment strategies and make buy and sell decisions. Supporting the fund managers are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.

As payment for serving as investment adviser, Scudder Kemper receives a management fee from the fund. For the 12 months through the most recent fiscal year end, the actual amount the fund paid in management fees was 0.69% of average daily net assets.


The portfolio managers

The following people handle the day-to-day management of the fund.


Jan C. Faller                    Jeremy L. Ragus
Lead Portfolio Manager             o Began investment career
  o Began investment career in       in 1981
    1988                           o Joined the adviser in 1990
  o Joined the adviser in 1999     o Joined the fund team
  o Joined the fund team             in 1999
    in 1999

The Board

A mutual fund's Board is responsible for the general oversight of the fund's business. The majority of the Board is not affiliated with Scudder Kemper. The independent members have primary responsibility for assuring that the fund is managed in the best interests of its shareholders. The following people comprise the fund's board.

Directors                              Honorary Directors


  Sheryle J. Bolton                      Paul Bancroft III
    o Chief Executive Officer,              o Venture Capitalist and
      Scientific Learning Corporation         Consultant


  William T. Burgin                      Thomas J. Devine
    o General Partner, Bessemer             o Consultant
      Venture Partners
                                         William H. Gleysteen, Jr.
  Keith R. Fox                              o Consultant
    o Private equity investor               o Guest Scholar, Brookings
                                              Institution
  William H. Luers
    o Chairman and President, U.N.        Robert G. Stone, Jr.
      Association of America                o Chairman Emeritus and Director,
                                              Kirby Corporation
  Kathryn L. Quirk
    o Managing Director,
      Scudder Kemper Investments, Inc.

  Joan E. Spero
    o President, Doris Duke Charitable
      Foundation

Financial Highlights

This table is designed to help you understand the fund's financial performance in recent years. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

Scudder International Bond Fund

-------------------------------------------------------------------------------------
                                1999(c)  1998(b)   1998(a)  1997(a)  1996(a) 1995(a)
-------------------------------------------------------------------------------------
Net asset value, beginning of
period                         $10.70   $ 9.92    $10.52   $10.98   $11.43   $11.97
                               ------------------------------------------------------
-------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------
  Net investment income           .46      .18       .61      .58      .73      .98
-------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments     (.74)     .78      (.60)    (.46)    (.45)    (.54)
                               ------------------------------------------------------
-------------------------------------------------------------------------------------
  Total from investment
  operations                     (.28)     .96       .01      .12      .28      .44
-------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------
  From net investment income     (.02)      --        --     (.58)    (.12)      --
-------------------------------------------------------------------------------------
  Tax return of capital          (.44)    (.18)     (.61)      --     (.61)    (.98)
                               ------------------------------------------------------
-------------------------------------------------------------------------------------
  Total distributions            (.46)    (.18)     (.61)    (.58)    (.73)    (.98)
-------------------------------------------------------------------------------------
Net asset value, end of period $ 9.96   $10.70    $ 9.92   $10.52   $10.98   $11.43
                               ------------------------------------------------------
-------------------------------------------------------------------------------------
Total Return (%)                -2.70(d)  9.76(d)**  .10(d)   .94     2.59     3.92
-------------------------------------------------------------------------------------

Ratios and Supplemental Data
-------------------------------------------------------------------------------------
Net assets, end of period
($ millions)                      115      150       146      236      515      910
-------------------------------------------------------------------------------------
Ratio of operating expenses,
before expense reductions, to
average daily net assets (%)     1.63     1.58*     1.62     1.36     1.26     1.30
-------------------------------------------------------------------------------------
Ratio of operating expenses,
net, to average daily net
assets (%)                       1.50     1.50*     1.56     1.36     1.26     1.30
-------------------------------------------------------------------------------------
Ratio of net investment income
to average daily net assets (%)  4.44     5.20*     5.91     5.28     6.50     8.52
-------------------------------------------------------------------------------------
Portfolio turnover rate (%)     193.7    303.5*    190.1    298.2    275.7    318.5
-------------------------------------------------------------------------------------


(a)      For the years ended June 30.

(b) For the four months ended October 31, 1998. On September 15, 1998, the Board of the fund changed the fiscal year end from June 30 to October 31.

(c)      For the year ended October 31, 1999.

(d) Total returns for certain periods would have been lower had certain expenses not been reduced.

*        Annualized

**       Not annualized

How to invest in the fund

The following pages tell you how to invest in the fund and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket or financial adviser -- your provider may have its own policies or instructions, and you should follow those.

How to Buy Shares

Use these instructions to invest directly with Scudder. Make out your check to "The Scudder Funds."



-------------------------------------------------------------------------------------
                   First investment                 Additional investments
-------------------------------------------------------------------------------------
                   $2,500 or more for regular       $100 or more for regular
                   accounts                         accounts

                   $1,000 or more for IRAs          $50 or more for IRAs

                                                    $50 or more with an Automatic
                                                    Investment Plan
-------------------------------------------------------------------------------------
By mail or express o  Fill out and sign an          o  Send a check and a Scudder
(see below)           application                      investment slip to us at the
                                                       appropriate address below
                   o  Send it to us at the
                      appropriate address, along    o  If you don't have an
                      with an investment check         investment slip, simply include
                                                       a letter with your name,
                                                       account number, the full name
                                                       of the fund and your investment
                                                       instructions
-------------------------------------------------------------------------------------
By wire            o  Call 1-800-SCUDDER for        o  Call 1-800-SCUDDER for
                      instructions                     instructions
-------------------------------------------------------------------------------------
By phone           --                               o  Call 1-800-SCUDDER for
                                                       instructions
-------------------------------------------------------------------------------------
With an automatic  --                               o  To set up regular investments
investment plan                                        from a bank checking account,
                                                       call 1-800-SCUDDER
-------------------------------------------------------------------------------------
Using              --                               o  Call 1-800-SCUDDER
QuickBuy
-------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[ICON]             Regular mail:
                   The Scudder Funds, PO Box 2291, Boston, MA 02107-2291

                   Express, registered or certified mail:
                   The Scudder Funds, 66 Brooks Drive, Braintree, MA 02184-3839

                   Fax number: 1-800-821-6234 (for exchanging and selling only)
--------------------------------------------------------------------------------

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in an account opened directly with Scudder.



-------------------------------------------------------------------------------------
                   Exchanging into another fund     Selling shares
-------------------------------------------------------------------------------------
                   $2,500 or more to open a new     Some transactions, including
                   account ($1,000 for IRAs)        most for over $100,000, can
                                                    only be ordered in writing; if
                   $100 or more for exchanges       you're in doubt, see page 15
                   between existing accounts
-------------------------------------------------------------------------------------
By phone or wire   o  Call 1-800-SCUDDER for        o  Call 1-800-SCUDDER for
                      instructions                     instructions
-------------------------------------------------------------------------------------
Using SAIL(TM)     o  Call 1-800- 343-2890 and      o  Call 1-800-343-2890 and
                      follow the instructions          follow the instructions
-------------------------------------------------------------------------------------
By mail, express   Write a letter that includes:    Write a letter that includes:
or fax
(see previous      o  the fund, class and account   o  the fund, class and account
page)                 number you're exchanging         number from which you want to
                      out of                           sell shares

                   o  the dollar amount or number   o  the dollar amount or number
                      of shares you want to exchange   of shares you want to sell

                   o  the name and class of the     o  your name(s), signature(s)
                      fund you want to exchange into   and address, as they appear on
                                                       your account
                   o  your name(s), signature(s)
                      and address, as they appear   o  a daytime telephone number
                      on your account

                   o  a daytime telephone number
-------------------------------------------------------------------------------------
With an automatic  --                               o  To set up regular cash
withdrawal plan                                        payments from a Scudder
                                                       account, call 1-800-SCUDDER
-------------------------------------------------------------------------------------
Using QuickSell    --                               o  Call 1-800-SCUDDER
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[ICON] Questions? You can speak to a Scudder representative between 8 a.m. and 8 p.m. Eastern time on any fund business day by calling 1-800-SCUDDER.
--------------------------------------------------------------------------------


Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

Policies about transactions

The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

--------------------------------------------------------------------------------
[ICON] The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.
--------------------------------------------------------------------------------


SAIL(TM), the Scudder Automated Information Line, is available 24 hours a day by calling 1-800-343-2890. You can use SAIL to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-SCUDDER.

When you call us to sell shares, we may record the call, ask you for certain information, or take other steps designed to prevent fraudulent orders. It's important to understand that as long as we take reasonable steps to ensure that an order appears genuine, we are not responsible for any losses that may occur.

When you ask us to send or receive a wire, please note that while we don't charge a fee to receive wires, we will deduct a $5 fee from all wires sent from us to your bank. Your bank may charge its own fees for handling wires. The funds can only accept wires of $100 or more.

Exchanges among Scudder funds are an option for shareholders who bought their fund shares directly from Scudder and many other investors as well. Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject purchase orders, for these or other reasons.

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays.

--------------------------------------------------------------------------------
[ICON] If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.
--------------------------------------------------------------------------------


How the fund calculates share price

The fund's share price is its net asset value per share, or NAV. To calculate NAV, the fund uses the following equation:



    TOTAL ASSETS - TOTAL LIABILITIES
  ------------------------------------   =  NAV
   TOTAL NUMBER OF SHARES OUTSTANDING



We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the fund's Board. In such a case, the fund's value for a security is likely to be different from quoted market prices.


Because the fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days when the fund doesn't price its shares.

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o charge you $10 a year if your account balance falls below $2,500, and close your account and send you the proceeds if your balance falls below $1,000; in either case, we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts, to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number


o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; generally, the fund won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less


o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

--------------------------------------------------------------------------------
[ICON] Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.
--------------------------------------------------------------------------------


Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The fund has a regular schedule for paying out any earnings to shareholders:

o        Income dividends: declared daily and paid monthly

o Short-term and long-term capital gains: December, or otherwise as needed.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
---------------------------------------------------------------
o  short-term capital gains from selling fund shares
---------------------------------------------------------------
o  taxable income dividends you receive from the fund
---------------------------------------------------------------
o short-term capital gains distributions you receive from the fund

Generally taxed at capital gains rates
---------------------------------------------------------------
o  long-term capital gains from selling fund shares
---------------------------------------------------------------
o  long-term capital gains distributions you receive from the fund
---------------------------------------------------------------


You may be able to claim a tax credit or deduction for your share of any foreign taxes that the fund pays.

The fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before the fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Notes

Notes

To Get More Information

Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effect of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we may mail one copy per household. For more copies, call 1-800-SCUDDER.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).


If you'd like to ask for copies of these documents, or if you're a shareholder and have questions, please contact Scudder or the SEC (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.


                      Scudder Funds                SEC
                      PO Box 2291                  450 Fifth Street, N.W.
                      Boston, MA 02107-2291        Washington, DC 20549-6009
                      1-800-SCUDDER                1-202-942-8090
                      www.scudder.com              www.sec.gov



                      SEC File Number     811-4670

                         SCUDDER INTERNATIONAL BOND FUND

                   A series of Global/International Fund, Inc.

             A Non-Diversified Mutual Fund Series which Seeks Income
         Primarily by Investing in high-grade International Bonds. As a
                          Secondary Objective, the Fund
             Seeks Protection and Possible Enhancement of Principal
              Value by Actively Managing Currency, Bond Market and
                  Maturity Exposure and by Security Selection.



--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                  March 1, 2000

--------------------------------------------------------------------------------

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Scudder International Bond Fund dated March 1, 2000, as amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

      The Annual Report to Shareholders for Scudder International Bond Fund dated October 31, 1999, is incorporated by reference and is hereby deemed to be part of this Statement of Additional Information.

                               TABLE OF CONTENTS

                                                                            Page

THE FUND' INVESTMENT OBJECTIVES AND POLICIES ..............................    1
     General Investment Objectives and Policies ...........................    1
     Master/feeder structure ..............................................    1
     Special Investment Considerations ....................................    2
     Investments and Investment Techniques ................................    3
     Investment Restrictions ..............................................   21

PURCHASES .................................................................   23
     Additional Information About Opening An Account ......................   23
     Minimum balances .....................................................   23
     Additional Information About Making Subsequent Investments  by
     Telephone Order ......................................................   24
     Additional Information About Making Subsequent Investments  by
     QuickBuy .............................................................   24
     Checks ...............................................................   25
     Wire Transfer of Federal Funds .......................................   25
     Share Price ..........................................................   25
     Share Certificates ...................................................   25
     Other Information ....................................................   25

EXCHANGES AND REDEMPTIONS .................................................   26
     Exchanges ............................................................   26
     Redemption by Telephone ..............................................   27
     Redemption by QuickSell ..............................................   27
     Redemption by Mail or Fax ............................................   28
     Redemption-in-Kind ...................................................   28
     Other Information ....................................................   28

FEATURES AND SERVICES OFFERED BY THE FUND .................................   29
     The No-Load Concept(TM)...............................................   29
     Internet access ......................................................   30
     Dividends and Capital Gains Distribution Options .....................   30
     Reports to Shareholders ..............................................   31
     Transaction Summaries ................................................   31

THE SCUDDER FAMILY OF FUNDS ...............................................   31

SPECIAL PLAN ACCOUNTS .....................................................   33
     Scudder  Retirement Plans:  Profit-Sharing and Money Purchase
      Pension Plans for Corporations and Self-Employed Individuals ........   33
     Scudder  401(k): Cash or Deferred Profit-Sharing Plan for
      Corporations and Self-Employed Individuals...........................   33
     Scudder IRA:  Individual Retirement Account ..........................   34
     Scudder Roth IRA:  Individual Retirement Account .....................   34
     Scudder 403(b) Plan ..................................................   35
     Automatic Withdrawal Plan ............................................   35
     Group or Salary Deduction Plan .......................................   35
     Automatic Investment Plan ............................................   35
     Uniform Transfers/Gifts to Minors Act ................................   36

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS .................................   36

PERFORMANCE INFORMATION ...................................................   36
     Average Annual Total Return ..........................................   36
     Cumulative Total Return ..............................................   37
     Total Return .........................................................   37
     Yield ................................................................   37
     Comparison of Fund Performance .......................................   38

ORGANIZATION OF THE FUND ..................................................   39

                                                                            Page

INVESTMENT ADVISER ........................................................   40
     Personal Investments by Employees of the Adviser .....................   43

DIRECTORS AND OFFICERS ....................................................   43

REMUNERATION ..............................................................   46
     Responsibilities  of the Board - Board and Committee  Meetings .......   46
     Compensation of Officers and Directors ...............................   46

DISTRIBUTOR ...............................................................   47

TAXES .....................................................................   48

PORTFOLIO TRANSACTIONS ....................................................   52
     Brokerage Commissions ................................................   52
     Portfolio Turnover ...................................................   53

NET ASSET VALUE ...........................................................   53

ADDITIONAL INFORMATION ....................................................   54
     Experts ..............................................................   54
     Other Information ....................................................   54

FINANCIAL STATEMENTS ......................................................   55

APPENDIX

           THE FUND'S INVESTMENT OBJECTIVES AND POLICIES



     On May 29, 1998, the name "Scudder Global Fund, Inc." was changed to "Global/International Fund, Inc." Global/International Fund, Inc., a Maryland corporation of which Scudder International Bond Fund ("International Bond Fund") is a no-load, non-diversified series, is referred to herein as the "Corporation." International Bond Fund is referred to herein as the "Fund." The Corporation is an open-end, management investment company, which continuously offers and redeems its shares. The Corporation is a company of the type commonly known as a mutual fund.


     Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Fund may engage (such as short selling, hedging, etc.) or a financial instrument which the Fund may purchase
(such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. (the "Adviser"), in its discretion, might, but is not required to, use in managing the Fund's portfolio assets. The Adviser may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Fund but, to the extent employed, could from time to time have a material impact on the Fund's performance.

     Except as otherwise indicated, the Fund's objectives and policies are not fundamental and may be changed without a shareholder vote. There can be no assurance that the Fund will achieve its objectives.

     Changes in portfolio securities are made on the basis of investment considerations, and it is against the policy of management to make changes for trading purposes.

General Investment Objectives and Policies

     International Bond Fund may offer investors a convenient way to invest in a managed portfolio of debt securities denominated in foreign currencies ("international securities"). The Fund's objective is to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection. To achieve its objectives, the Fund will primarily invest in international bonds that are denominated in foreign currencies, including bonds denominated in the European Currency Unit (ECU). The Fund's investments may include debt securities issued or guaranteed by a foreign national government, its agencies, instrumentalities or political subdivisions, debt securities issued or guaranteed by supranational organizations, corporate debt securities, bank or bank holding company debt securities and other debt securities including those convertible into common stock. In addition, for temporary defensive purposes, the Fund may vary from its investment policies during periods when the Adviser determines that it is advisable to do so because of conditions in the securities markets or other economic or political conditions. During such periods, the Fund may hold without limit cash and cash equivalents. It is impossible to accurately predict for how long such alternative strategies may be utilized. The Fund will invest no more than 15% of its total assets in debt securities that are rated below BBB by S&P or below Baa by Moody's, but rated no lower than B by S&P or Moody's, respectively. The Fund may also invest in zero coupon securities that pay no cash income and are issued at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity.

Master/feeder structure

      The  Board  of  Directors  has  the   discretion  to  retain  the  current
distribution arrangement for the Fund while investing in a master fund in a master/feeder fund structure as described below.

      A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Interfund Borrowing and Lending Program

The Corporation's Board of Directors has approved the filing of an application for exemptive relief with the SEC which would permit the Fund to participate in an interfund lending program among certain investment companies advised by the Adviser. If the Fund receives the requested relief, the interfund lending program would allow the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program would be subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund would participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings would extend overnight, but could have a maximum duration of seven days. Loans could be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Fund is actually engaged in borrowing through the interfund lending program, the Fund, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that the Fund may engage in reverse repurchase agreements and dollar rolls for any purpose.

Special Investment Considerations of the Fund

     The Fund is intended to provide individual and institutional investors with an opportunity to invest a portion of their assets in globally and/or internationally oriented portfolios, according to the Fund's respective objectives and policies, and are designed for long-term investors who can accept international investment risk. Management of the Fund believes that allocation of assets on a global or international basis decreases the degree to which events in any one country, including the U.S., will affect an investor's entire investment holdings. In the period since World War II, many leading foreign economies have grown more rapidly than the U.S. economy, thus providing investment opportunities; although there can be no assurance that this will be true in the future. As with any long-term investment, the value of the Fund's shares when sold may be higher or lower than when purchased.

     Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect the Fund's performance. As foreign companies are not generally subject to uniform standards, practices and requirements, with respect to accounting, auditing and financial reporting, as are domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges and bid to asked spreads in foreign bond markets are generally higher than negotiated commissions on U.S. exchanges and bid to asked spreads in the U.S. bond market, although the Fund will endeavor to achieve the most favorable net results on their portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less governmental supervision and regulation of business and industry practices, securities exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities without delivery may be required in certain foreign markets. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect U.S. investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The management of the Fund seeks to mitigate the risks associated with the foregoing considerations through continuous professional management.

     These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. Investments in companies domiciled in developing countries may be subject to potentially greater risks than investments in developed countries.

     Investments in foreign securities usually will involve currencies of foreign countries. Because of the considerations discussed above, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund values its assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into strategic transactions involving currencies (see "Strategic Transactions and Derivatives").

     Because the Fund may be invested in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in the U.S. markets. The Fund's share price will reflect the movements of both the different stock and bond markets in which it is invested and of the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment performance. Foreign securities such as those purchased by the Fund may be subject to foreign governmental taxes which could reduce the yield on such securities, although a shareholder of the Fund may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund (see "TAXES"). U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. The Fund invests in many securities markets around the world in an attempt to take advantage of opportunities wherever they may arise.

     Because of the Fund's investment considerations discussed above and the investment policies, investment in shares of a Fund is not intended to provide a complete investment program for an investor.

     Neither Fund can guarantee a gain or eliminate the risk of loss. The net asset value of the Fund's shares will increase or decrease with changes in the market price of the Fund's investments, and there is no assurance that the Fund's objectives will be achieved.

Investments and Investment Techniques

Foreign Securities. The Fund is designed for investors who can accept currency and other forms of international investment risk. The Adviser believes that allocation of the Fund's assets on a global basis decreases the degree to which events in any one country, including the U.S., will affect an investor's entire investment holdings. In the period since World War II, many leading foreign economies have grown more rapidly than the U.S. economy and from time to time have had interest rate levels that had a higher real return than the U.S. bond market. Consequently, the securities of foreign issuers have provided attractive returns relative to the returns provided by the securities of U.S. issuers, although there can be no assurance that this will be true in the future.

     Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may affect the Fund's performance favorably or unfavorably. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than that of the New York Stock Exchange, Inc. (the "Exchange"), and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than that in the U.S. market and at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Adviser will endeavor to achieve the most favorable net results on the Fund's portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of confiscatory or withholding taxation, political, social or economic instability, or diplomatic developments that could affect U.S. investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Adviser seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.

Eastern Europe. Investments in companies domiciled in Eastern European countries may be subject to potentially greater risks than those of other foreign issuers. These risks include (i) potentially less social, political and economic stability; (ii) the small current size of the markets for such securities and the low volume of trading, which result in less liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries, or in the countries of the former Soviet Union.

     Investments in such countries involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of East European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there may be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in East European countries. Finally, even though certain East European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Fund's shareholders.

Foreign Currencies. Investments in foreign securities usually will involve currencies of foreign countries. Moreover, the Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts, foreign currency futures contracts and options on such contracts. Because of these factors, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund's custodian values the Fund's assets daily in terms of U.S. dollars, the Fund intends to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward or futures contracts to purchase or sell foreign currencies.

     Because the Fund normally will be invested in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in the U.S. markets. The Fund's share price will reflect the movements of both the different stock and bond markets in which it is invested and of the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. The Fund invests in many securities markets around the world in an attempt to take advantage of opportunities wherever they may arise.

Investing in Emerging Markets. Most emerging securities markets may have substantially less volume and are subject to less government supervision than U.S. securities markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. In addition, there is less regulation of securities exchanges, securities dealers, and listed and unlisted companies in emerging markets than in the U.S.

     Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no cash is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

     Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging markets debt obligations and increase the costs and expenses of the Fund. Certain emerging markets require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging markets may also restrict investment opportunities in issuers in industries deemed important to national interest.

     Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

     In the course of investment in emerging market debt obligations, the Fund will be exposed to the direct or indirect consequences of political, social and economic changes in one or more emerging markets. Political changes in emerging market countries may affect the willingness of an emerging market country governmental issuer to make or provide for timely payments of its obligations. The country's economic status, as reflected, among other things, in its inflation rate, the amount of its external debt and its gross domestic product, also affects its ability to honor its obligations. While the Fund manages its assets in a manner that will seek to minimize the exposure to such risks, and will further reduce risk by owning the bonds of many issuers, there can be no assurance that adverse political, social or economic changes will not cause the Fund to suffer a loss of value in respect of the securities in the Fund's portfolio.

     The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's securities in such markets may not be readily available. The Corporation may suspend redemption of its shares for any period during which an emergency exists, as determined by the Securities and Exchange Commission (the "SEC"). Accordingly if the Fund believes that appropriate circumstances exist, it will promptly apply to the SEC for a determination that an emergency is present. During the period commencing from the Fund's identification of such condition until the date of the SEC action, the Fund's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Corporation's Board of Directors.

     Volume and liquidity in most foreign bond markets are less than in the U.S. and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain emerging markets, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect the Fund's investments in those countries. Moreover, individual emerging market economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, and resource self-sufficiency and balance of payments position.

     The Fund may have limited legal recourse in the event of a default with respect to certain debt obligations it holds. If the issuer of a fixed-income security owned by the Fund defaults, the Fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market country governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. The Fund's ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements. With four exceptions, (Panama, Cuba, Costa Rica and Yugoslavia), no sovereign emerging markets borrower has defaulted on an external bond issue since World War II.

     Income from securities held by the Fund could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which the Fund makes its investments. The Fund's net asset value may also be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested. The Adviser will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

     Many emerging markets have experienced substantial, and in some periods extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

     Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

     Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the Fund's portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect the Fund's assets should these conditions recur.

     The ability of emerging market country governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and diminish its trade account surplus, if any. To the extent that emerging markets receive payment for its exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

     To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

     Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

Investing in Latin America. Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Latin American countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

     The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

     The limited size of many Latin American securities markets and limited trading volume in the securities of Latin American issuers compared to volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

     The Fund may invest a portion of its assets in securities denominated in currencies of Latin American countries. Accordingly, changes in the value of these currencies against the U.S. dollar may result in corresponding changes in the U.S. dollar value of the Fund's assets denominated in those currencies.

     Some Latin American countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, certain Latin American currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund's net asset value.

     The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Certain Latin American countries have experienced high levels of inflation which can have a debilitating effect on an economy, although some have begun to control inflation in recent years through prudent economic policies. Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to the Fund at a higher rate than those imposed by other foreign countries. This may reduce the Fund's investment income available for distribution to shareholders.

     Certain Latin American countries such as Argentina, Brazil and Mexico are among the world's largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared moratoria on the payment of principal and/or interest on outstanding debt.

     Latin America is a region rich in natural resources such as oil, copper, tin, silver, iron ore, forestry, fishing, livestock and agriculture. The region has a large population (roughly 300 million) representing a large domestic market. Economic growth was strong in the 1960s and 1970s, but slowed dramatically (and in some instances was negative) in the 1980s as a result of poor economic policies, higher international interest rates, and the denial of access to new foreign capital. Although a number of Latin American countries are currently experiencing lower rates of inflation and higher rates of real growth in gross domestic product than they have in the past, other Latin American countries continue to experience significant problems, including high inflation rates and high interest rates. Capital flight has proven a persistent problem and external debt has been forcibly restructured. Political turmoil, high inflation, capital repatriation restrictions, and nationalization have further exacerbated conditions.

     Governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in those countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as military coups, have occurred in the past and could also adversely affect the Fund's investments in this region.

     Changes in political leadership, the implementation of market oriented economic policies, such as privatization, trade reform and fiscal and monetary reform are among the recent steps taken to renew economic growth. External debt is being restructured and flight capital (domestic capital that has left home country) has begun to return. Inflation control efforts have also been implemented. Free Trade Zones are being discussed in various areas around the region, the most notable being a free zone among Mexico, the U.S. and Canada and another zone among four countries in the southernmost point of Latin America. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.

Investing in the Pacific Basin. Economies of individual Pacific Basin countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, interest rate levels, and balance of payments position. Of particular importance, most of the economies in this region of the world are heavily dependent upon exports, particularly to developed countries, and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the U.S. and other countries with which they trade. These economies also have been and may continue to be negatively impacted by economic conditions in the U.S. and other trading partners, which can lower the demand for goods produced in the Pacific Basin.

     With  respect to the Peoples  Republic of China and other  markets in which
the  Fund  may  participate,   there  is  the  possibility  of  nationalization,
expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments that could adversely impact a Pacific Basin country or the Fund's investment in the debt of that country.

     Foreign companies, including Pacific Basin companies, are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. Consequently, there may be less publicly available information about such companies than about U.S. companies. Moreover, there is generally less government supervision and regulation in the Pacific Basin than in the U.S.

Investing in Europe. Most Eastern European nations, including Hungary, Poland, Czech Republic, Slovak Republic, and Romania have had centrally planned, socialist economies since shortly after World War II. A number of their governments, including those of Hungary, the Czech Republic, and Poland are currently implementing or considering reforms directed at political and economic liberalization, including efforts to foster multi-party political systems, decentralize economic planning, and move toward free market economies. At present, no Eastern European country has a developed stock market, but Poland, Hungary, and the Czech Republic have small securities markets in operation. Ethnic and civil conflict currently rage through the former Yugoslavia. The outcome is uncertain.

     Both the European Community (the "EC") and Japan, among others, have made overtures to establish trading arrangements and assist in the economic development of the Eastern European nations. A great deal of interest also surrounds opportunities created by the reunification of East and West Germany. Following reunification, the Federal Republic of Germany has remained a firm and reliable member of the EC and numerous other international alliances and organizations. To reduce inflation caused by the unification of East and West Germany, Germany has adopted a tight monetary policy which has led to weakened exports and a reduced domestic demand for goods and services. However, in the long-term, reunification could prove to be an engine for domestic and international growth.

     The conditions that have given rise to these developments are changeable, and there is no assurance that reforms will continue or that their goals will be achieved.

     Portugal is a genuinely emerging market which has experienced rapid growth since the mid-1980s, except for a brief period of stagnation over 1990-91. Portugal's government remains committed to privatization of the financial system away from one dependent upon the banking system to a more balanced structure appropriate for the requirements of a modern economy. Inflation continues to be about three times the EC average.

     Economic reforms launched in the 1980s continue to benefit Turkey in the 1990s. Turkey's economy has grown steadily since the early 1980s, with real growth in per capita Gross Domestic Product (the "GDP") increasing more than 6% annually. Agriculture remains the most important economic sector, employing approximately 55% of the labor force, and accounting for nearly 20% of GDP and 20% of exports. Inflation and interest rates remain high, and a large budget deficit will continue to cause difficulties in Turkey's substantial transformation to a dynamic free market economy.

     Like many other Western economies, Greece suffered severely from the global oil price hikes of the 1970s, with annual GDP growth plunging from 8% to 2% in the 1980s, and inflation, unemployment, and budget deficits rising sharply. The fall of the socialist government in 1989 and the inability of the conservative opposition to obtain a clear majority have led to business uncertainty and the continued prospects for flat economic performance. Once Greece has sorted out its political situation, it will have to face the challenges posed by the steadily increasing integration of the EC, including the progressive lowering of trade and investment barriers. Tourism continues as a major industry, providing a vital offset to a sizable commodity trade deficit.

     Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims of which have not been entirely settled. There can be no assurance that the Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in leadership or policies of Eastern European countries, or countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

Investing in Africa. Africa is a continent of roughly 50 countries with a total population of approximately 840 million people. Literacy rates (the percentage of people who are over 15 years of age and who can read and write) are relatively low, ranging from 20% to 60%. The primary industries include crude oil, natural gas, manganese ore, phosphate, bauxite, copper, iron, diamond, cotton, coffee, cocoa, timber, tobacco, sugar, tourism and cattle.

     Many of the countries are fraught with political instability. However, there has been a trend over the past five years toward democratization. Many countries are moving from a military style, Marxist, or single party government to a multi-party system. Still, there remain many countries that do not have a stable political process. Other countries have been enmeshed in civil wars and border clashes.

     Economically, the Northern Rim countries (including Morocco, Egypt and Algeria) and Nigeria, Zimbabwe and South Africa are the wealthier countries on the continent. The market capitalization of these countries has been growing recently as more international companies invest in Africa and as local companies start to list on the exchanges. However, religious and ethnic strife has been a significant source of instability.

     On the other end of the economic spectrum are countries, such as Burkinafaso, Madagascar and Malawi, that are considered to be among the poorest or least developed in the world. These countries are generally landlocked or have poor natural resources. The economies of many African countries are heavily dependent on international oil prices. Of all the African industries, oil has been the most lucrative, accounting for 40% to 60% of many countries' GDP.
However, general decline in oil prices has had an adverse impact on many economies.



Debt Securities. The Fund may invest in debt securities if the Adviser determines that the capital appreciation on debt securities is likely to exceed that of common stocks. Portfolio debt investments will be selected on the basis of capital appreciation potential, by evaluating, among other things, potential yield, if any, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the world, taking into account the ability to hedge a degree of currency or local bond price risk. The Fund may purchase "investment-grade" bonds, which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged to be of equivalent quality as determined by the Adviser. Bonds rated Baa or BBB may have speculative elements as well as investment-grade characteristics. Below investment-grade securities, are those rated below Baa by Moody's or below BBB by S&P and in unrated securities of equivalent quality. TheFund may invest up to 15% of its total assets in securities rated below BBB or below Baa, but may not invest in securities rated lower than B by Moody's and S&P or in equivalent unrated securities.

High Yield, High Risk Securities. Below investment grade securities (rated below Baa by Moody's and below BBB by S&P and commonly referred to as "high yield" or "junk" bonds) or unrated securities of equivalent quality in the Adviser's judgment, carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. The Fund may invest up to 15% of its net assets. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

     An economic downturn could disrupt the high-yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have a greater adverse impact on the value of such obligations than on higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect a Fund's net asset value. In addition, investments in high-yield zero coupon or pay-in-kind bonds, rather than income-bearing high-yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

     The trading market for high-yield securities may be thin to the extent that there is no established retail secondary market. A thin trading market may limit the ability of a Fund to accurately value high-yield securities in its portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high-yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

     Credit quality in the high-yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Fund's investment objective by investment in such securities may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of such security.

     Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, recent legislation restricts the issuer's tax deduction for interest payments on these securities. Such legislation may significantly depress the prices of outstanding securities of this type. For more information regarding tax issues related to high-yield securities (see "TAXES").

Convertible Securities. The Fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features. The Fund limits its purchases of convertible securities to debt securities convertible into common stock.

     The convertible securities in which the Fund may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

     Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

     Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"(TM)). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with shorter maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Illiquid Securities. The Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. It is the Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets. The Corporation's Board of Directors has approved guidelines for use by the Adviser in determining whether a security is illiquid.

     Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the 1933 Act. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses. The Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

Dollar Rolls. The Fund may enter into "dollar roll" transactions, which consist of the sale by the Fund to a bank or broker/dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while the counterparty is the holder. The Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

     The Fund will not use such transactions for leveraging purposes and, accordingly, will segregate cash or liquid assets in an amount sufficient to meet its purchase obligations under the transactions. The Fund will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings. Notwithstanding such safeguards, the Fund's overall investment exposure may be increased by such transactions to the extent that the Fund bears a risk of loss on the securities it is committed to purchase, as well as on the segregated assets.

     Dollar rolls are treated for purposes of the 1940 Act as borrowings of the Fund because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to the Fund. For example, while the Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

     The entry into dollar rolls involves potential risks of loss which are different from those of the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security which the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

     The Directors of the Corporation on behalf of the Fund has adopted guidelines to ensure that those securities received are substantially identical to those sold. To reduce the risk of default, the Fund will engage in such transactions only with banks and broker-dealers selected pursuant to such guidelines.

Repurchase Agreements. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System, any foreign bank or with any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer, if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase.

     A repurchase agreement provides a means for the Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a debt security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be physically held by the Fund's custodian (Brown Brothers Harriman and Co. ) or in the Federal Reserve Book Entry system.

     For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to that Fund's investment restrictions applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or the entire principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities. A repurchase agreement with foreign banks may be available with respect to government securities of the particular foreign jurisdiction, and such repurchase agreements involve risks similar to repurchase agreements with U.S. entities.

     TheFund may also enter into repurchase commitments with any party deemed creditworthy by the Adviser, including foreign banks and broker/dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which the Fund may purchase. Such transactions may not provide the Fund with collateral which is marked-to-market during the term of the commitment.

Indexed Securities. The Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

     Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

     Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

Zero Coupon Securities. The Fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon securities which are convertible into common stock offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follows the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks, as they usually are issued with maturities of 15 years or less and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

     Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" (TIGRST) and Certificate of Accrual on Treasuries (CATST). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Fund, most likely will be deemed the beneficial holder of the underlying U.S. Government securities. The Fund understands that the staff of the Division of Investment Management of the SEC no longer considers such privately stripped obligations to be U.S. Government securities, as defined in the 1940 Act.

     The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

     When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself (see "TAXES").

Lending of Portfolio Securities. The Fund may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers and are required to be secured continuously by collateral in cash, U.S. Government Securities and liquid high grade debt obligations maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The Fund has the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Fund will continue to receive the equivalent of any distributions paid by the issuer on the securities loaned and will also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans will be made only to firms deemed by the Adviser to be in good standing. The value of the securities loaned will not exceed 5% of the value of the Fund's total assets at the time any loan is made.

Borrowing. As a matter of fundamental policy, the Fund will not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Directors do not currently intend to borrow for investment leverage purposes, if such a strategy were implemented in the future it would increase the Fund's volatility and the risk of loss in a declining market. Borrowing by the Fund will involve special risk considerations. Although the principal of the Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.


Strategic Transactions and Derivatives. The Fund may, but are not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of the fixed-income securities in the Fund's portfolio or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

      In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic Transactions"). In addition, strategic transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limits imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of the Fund, and the Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of the Fund.

      Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

      A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

      With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

      The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

      OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

      If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

      The Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. The Fund will not purchase call options unless the aggregate premiums paid on all options held by the Fund at any time do not exceed 20% of its total assets. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes that Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require that Fund to hold a security or instrument which it might otherwise have sold.

      The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not purchase put options unless the aggregate premiums paid on all options held by the Fund at any time do not exceed 20% of its total assets. The Fund will not sell put options if, as a result, more than 50% of the Fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management, and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed, with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

      The Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

      The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of that Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. The Fund may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-

1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Adviser.

      The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

      The Fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

      The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.

      To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of that Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, that Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

      The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as the Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregates cash or liquid assets with its custodian to the extent that obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require that Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require that Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires that Fund to segregate cash or liquid assets equal to the exercise price.

      Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require that Fund to hold an amount of that currency or liquid assets denominated in that currency equal to that Fund's obligations or to segregate liquid assets equal to the amount of that Fund's obligation.

      OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, that Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and that Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

      In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index- based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

      With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

      Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated cash or liquid assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by that Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

Warrants. The Fund may invest in warrants up to 5% of the value of its total assets. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by the Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Investment Restrictions

     Unless specified to the contrary, the following fundamental policies may not be changed without the approval of a majority of the outstanding voting securities of the Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. The Fund is under no restriction as to the amount of portfolio securities which may be bought or sold.

     If a percentage restriction on investment or utilization of assets as set forth under "Investment Restrictions" and "Other Investment Policies" above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or the total cost of the Fund's assets will not be considered a violation of the restriction.

     The Fund has elected to be classified as a non-diversified series of an open-end investment company. In addition, as a matter of fundamental policy, the Fund may not:

     (1) borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

     (2) issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

     (3) purchase physical commodities or contracts relating to physical commodities;

     (4) concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

     (5) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

     (6) purchase or sell real estate, which term does not include securities or companies which deal in real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities; or

     (7) make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.



     The Directors of the Corporation have voluntarily adopted certain policies and restrictions which are observed in the conduct of the Fund's affairs. These represent intentions of the Directors based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Directors without requiring prior notice to or approval of shareholders.

     As a matter of non-fundamental policy the Fund does not currently intend to:

     (1)  borrow money in an amount greater than 5% of its total assets,  except
          (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

     (2) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions,
          (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

     (3) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

     (4) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts do not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

     (5) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

     (6) lend portfolio securities in an amount greater than 5% of its total assets.

     Restrictions with respect to repurchase agreements shall be construed to be for repurchase agreements entered into for the investment of available cash, consistent with the Fund's repurchase agreement procedures, not repurchase commitments entered into for general investment purposes.

                             PURCHASES


Additional Information About Opening An Account

     Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, TWX, or telephone.

     Shareholders of other Scudder funds who have submitted an account application and have a certified Tax Identification Number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-SCUDDER to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the taxpayer identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02110, ABA Number 011000028, DDA Account Number: 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

     The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

Minimum balances

     Shareholders should maintain a share balance worth at least $2,500 ($1,000 for fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act, and Uniform Trust to Minor Act accounts), which amount may be changed by the Board of Directors. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $100/month ($50/month for fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

     The Fund reserves the right, following 60 days' written notice to applicable shareholders, to:

  o assess an annual $10 per Fund charge (with the Fee to be paid to the Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500; and

  o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.

     Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

     Fiduciary  (e.g.,  IRA or Roth IRA) and custodial  accounts (e.g.,  UGMA or
UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.

Additional Information About Making Subsequent Investments by Telephone Order

     Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks. Orders placed in this manner may be directed to any office of the Distributor listed in the Fund's prospectus. . Contact the Distributor at 1-800-SCUDDER for additional information. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Corporation shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Fund.

Additional Information About Making Subsequent Investments by QuickBuy

     Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

     In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form, shareholders should allow 15 days for this service to be available.

     The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Checks

     A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

     If shares of the Fund are purchased by a check which proves to be uncollectible, the Corporation reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Trust or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Corporation will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from, or restricted in, placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

     To obtain the net asset value determined as of the close of regular trading on the Exchange on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).

     The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

     Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of the Fund.

Share Price

     Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") by the close of regular trading on the Exchange.

Share Certificates

     Due to the desire of the Corporation's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information

     The Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Fund's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor, also the Fund's principal underwriter, each has the right to limit the amount of purchases by and to refuse to sell to, any person. The Directors and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.

     The Board of Directors and the Distributor each has the right to limit, for any reason, the amount of purchases by, and to refuse to, sell to any person, and each may suspend or terminate the offering of shares of the Fund at any time for any reasons.

     The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g. from exempt organizations, certification of exempt status) will be returned to the investor. The Fund reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

     The Corporation may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

                     EXCHANGES AND REDEMPTIONS


Exchanges

     Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more.

     If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction information - Signature guarantees" in the Fund's prospectus.

     Exchange orders received before the close of regular trading on the Exchange on any business day will ordinarily be executed at respective net asset values determined on that day. Exchange orders received after the close of trading will be executed on the following business day.

     Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Corporation and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

     There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding (see "TAXES").

     Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine. The Fund and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

     The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-SCUDDER.

     Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

     Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $50,000 and have the proceeds mailed to their address of record. Shareholders may request to have the proceeds mailed or wired to their predesignated bank account. In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent an application, including the designation of a bank account to which the redemption proceeds are to be sent.

     (a) NEW INVESTORS wishing to establish the telephone redemption privilege must complete the appropriate section on the application.

     (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder pension and profit-sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request), or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

     If a request for a redemption to a shareholder's bank account is made by telephone or fax, payment will be made by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

   Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

     The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by QuickSell

     Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of the Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4:00 p.m. eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

     In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

     The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

     Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signature(s) guaranteed.

     Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with a signature guarantee as explained in the Fund's prospectus.

     In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax required in some states when settling estates.

     It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven days of payment for shares tendered for redemption may result but only until the purchase check has cleared.

     The requirements for IRA redemptions are different from those for regular accounts. For more information, please call 1-800-225- SCUDDER.

Redemption-in-Kind

     The Corporation reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Corporation and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the relevant Fund at the beginning of the period.

Other Information

     Clients, officers or employees of the Adviser or of an affiliated organization, and members of such clients', officers' or employees' immediate families, banks and members of the NASD may direct repurchase requests to the Fund through Scudder Investor Services, Inc. at Two International Place, Boston, Massachusetts 02110-4103 by letter, fax, TWX, or telephone. A two-part confirmation will be mailed out promptly after receipt of the repurchase request. A written request in good order with a proper original signature guarantee, as described in the Fund's prospectus under "Transaction information - Signature guarantees," should be sent with a copy of the invoice to Scudder Funds, c/o Scudder Confirmed Processing, Two International Place, Boston, Massachusetts 02110-4103. Failure to deliver shares or required documents (see above) by the settlement date may result in cancellation of the trade and the shareholder will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. Net losses on such transactions which are not recovered from the shareholder will be absorbed by the principal underwriter. Any net gains so resulting will accrue to the Fund. For this group, repurchases will be carried out at the net asset value next computed after such repurchase requests have been received. The arrangements described in this paragraph for repurchasing shares are discretionary and may be discontinued at any time.

     If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Corporation does not impose a redemption or repurchase charge. Redemption of shares, including an exchange into another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding.
(See "TAXES.")

     Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

     The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted for any reason, (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) the SEC may by order permit such a suspension for the protection of the Corporation's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b) or (c) exist.

             FEATURES AND SERVICES OFFERED BY THE FUND


The No-Load Concept(TM)

     Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

     Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

     A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

     A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Conduct Rules, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

     Because funds and classes in the Scudder Family of Funds do not pay any asset-based sales charges or service fees, Scudder uses the phrase no-load to distinguish Scudder funds and classes from other no-load funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

Internet access

World   Wide  Web  Site  -  The   address   of  the   Scudder   Funds   site  is
http://www.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

Account Access - Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

     Scudder's personal portfolio capabilities - known as SEAS (Scudder Electronic Account Services) - are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

     An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

Dividends and Capital Gains Distribution Options

     Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders also may change their dividend option either by calling 1-800-SCUDDER or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to Buy Shares" in the Fund's prospectus for the address.

     Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the Fund.

     Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect
Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-SCUDDER. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

     Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Reports to Shareholders

     The Trust issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. The Trust presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing a statement of the investments of the Fund.

Transaction Summaries

     Annual summaries of all transactions in the Fund account are available to shareholders. The summaries may be obtained by calling 1-800-SCUDDER.

                    THE SCUDDER FAMILY OF FUNDS


     The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds; a list of Scudder funds follows.

MONEY MARKET
     Scudder U.S. Treasury Money Fund
     Scudder Cash Investment Trust
     Scudder Money Market Series+
     Scudder Government Money Market Series+

TAX FREE MONEY MARKET
     Scudder Tax Free Money Fund
     Scudder Tax Free Money Market Series+
     Scudder California Tax Free Money Fund*
     Scudder New York Tax Free Money Fund*

TAX FREE
     Scudder Limited Term Tax Free Fund
     Scudder Medium Term Tax Free Fund
     Scudder Managed Municipal Bonds
     Scudder High Yield Tax Free Fund
     Scudder California Tax Free Fund*
     Scudder Massachusetts Limited Term Tax Free Fund*
     Scudder Massachusetts Tax Free Fund*
     Scudder New York Tax Free Fund*
     Scudder Ohio Tax Free Fund*

U.S. INCOME
     Scudder Short Term Bond Fund
     Scudder GNMA Fund
     Scudder Income Fund
     Scudder Corporate Bond Fund
     Scudder High Yield Bond Fund

GLOBAL INCOME
     Scudder Global Bond Fund


-------------------------------
+ The institutional class of shares is not part of the Scudder Family of Funds.
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

     Scudder International Bond Fund
     Scudder Emerging Markets Income Fund

ASSET ALLOCATION
     Scudder Pathway Series: Conservative Portfolio
     Scudder Pathway Series: Balanced Portfolio
     Scudder Pathway Series: Growth Portfolio

U.S. GROWTH AND INCOME
     Scudder Balanced Fund
     Scudder Dividend & Growth Fund
     Scudder Growth and Income Fund
     Scudder Select 500 Fund
     Scudder 500 Index Fund
     Scudder Real Estate Investment Fund

U.S. GROWTH

  Value
     Scudder Large Company Value Fund
     Scudder Value Fund**
     Scudder Small Company Value Fund
     Scudder Micro Cap Fund

  Growth
     Scudder Classic Growth Fund**
     Scudder Large Company Growth Fund
     Scudder Select 1000 Growth Fund
     Scudder Development Fund
     Scudder 21st Century Growth Fund

GLOBAL EQUITY

  Worldwide
     Scudder Global Fund
     Scudder International Value Fund
     Scudder International Growth and Income Fund
     Scudder International Fund***
     Scudder International Growth Fund
     Scudder Global Discovery Fund**
     Scudder Emerging Markets Growth Fund
     Scudder Gold Fund
  Regional
     Scudder Greater Europe Growth Fund
     Scudder Pacific Opportunities Fund
     Scudder Latin America Fund
     The Japan Fund, Inc.



-------------------------------
**   Only the Scudder Shares are part of the Scudder Family of Funds.
***  Only the International Shares are part of the Scudder Family of Funds.

INDUSTRY SECTOR FUNDS

  Choice Series
     Scudder Financial Services Fund
     Scudder Health Care Fund
     Scudder Technology Fund

SCUDDER PREFERRED SERIES
     Scudder Tax Managed Growth Fund
     Scudder Tax Managed Small Company Fund

     The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343- 2890.

     Certain Scudder funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800- 225-SCUDDER.

                       SPECIAL PLAN ACCOUNTS


     Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

     Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

     None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

     Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code as to form.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

     Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

     Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

     A single individual who is not an active participant in an employer-maintained retirement plan, such as a pension or profit sharing plan, a governmental plan, a simplified employee pension plan, a simple retirement account, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. If an individual is an active participant, the deductibility of his or her IRA contributions in 2000 is phased out if the individual has gross income between $32,000 and $42,000 and is single, if the individual has gross income between $52,000 and $62,000 and is married filing jointly, or if the individual has gross income between $0 and $10,000 and is married filing separately; the phase-out ranges for individuals who are single or married filing jointly are subject to annual adjustment through 2005 and 2007, respectively. If an individual is married filing jointly and the individual's spouse is an active participant but the individual is not, the deductibility of his or her IRA contributions is phased out if their combined gross income is between $150,000 and $160,000. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

     An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples, even if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

Scudder Roth IRA:  Individual Retirement Account

     Shares of the Fund may be purchased as the underlying investment for a Roth Individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.

     A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

     An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

     All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions of earnings from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, certain medical expenses, the purchase of health insurance for an unemployed individual and qualified higher education expenses.

     An individual with an income of $100,000 or less (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional

IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

Scudder 403(b) Plan

     Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

     Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information - Redeeming shares Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

     An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-SCUDDER.

Group or Salary Deduction Plan

     An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Trust and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

     The Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

     Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

     The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

     Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

     The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


     The Fund intends to follow the practice of distributing substantially all and in no event less than 90% of its investment company taxable income including any excess of net realized short-term capital gains over net realized long-term capital losses. The Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Fund may retain all or part of such gain for reinvestment, after paying the related federal income taxes for which the shareholders may then claim a credit against their federal income tax liability. If the Fund does not distribute an amount of capital gains and/or ordinary income required to be distributed by an excise tax provision of the Code, it may be subject to such tax. In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than such an amount. (See "TAXES.")

     TheFund intends to declare daily and distribute monthly substantially all of its investment company taxable income resulting from Fund investment activity. Distributions, if any, of net realized capital gains normally will be distributed in November or December. An additional distribution may be made, if necessary. Distributions of certain realized gains or losses on the sale or retirement of securities denominated in foreign currencies held by the Fund, to the extent attributable to fluctuations in currency exchange rates, as well as certain other gains or losses attributable to exchange rate fluctuations, are treated as ordinary income or loss and also normally will be made in December. Additional distributions may be made if necessary.

     All distributions will be made in shares of the Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent. Distributions are taxable, whether made in shares or cash. (See "TAXES.")

                      PERFORMANCE INFORMATION


     From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated in the following manner:

Average Annual Total Return

     Average annual total return is the average annual compound rate of return for the periods of one year, five years and the life of the Fund, each ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                        T = (ERV/P)1/n - 1
     Where:
               P     =     a hypothetical  initial  investment  of $1,000
               T     =     Average  Annual Total Return
               N     =     number of years
               ERV   =     ending redeemable value: ERV is the value, at the end
                           of the applicable  period,  of a hypothetical  $1,000
                           investment made at the beginning of the applicable period.


         Average Annual Total Return for periods ended October 31, 1999


                             One Year   Five Years   Ten Year   Life of the Fund

International Bond Fund       -2.70%*      2.72%*      7.48%*       7.30%



  * If the Adviser had not maintained expenses, the average annual returns for periods indicated would have been lower.

Cumulative Total Return

     Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                          C = (ERV/P) -1
     Where:
               C     =     Cumulative Total Return
               P     =     a hypothetical initial investment of $1,000
               ERV   =     ending redeemable value: ERV is the value, at the end
                           of the applicable  period,  of a hypothetical  $1,000
                           investment made at the beginning of the applicable period.


    Cumulative Total Return for periods ended October 31, 1999


                           One Year   Five Years    Ten Year    Life of the Fund

International Bond Fund     -2.70%*     14.33%*      105.75%         122.10%
                                   *


  * If the Adviser had not maintained expenses, the cumulative total returns for periods indicated would have been lower.

Total Return

     Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Yield

     Yield of International Bond Fund is the net annualized SEC yield of the Fund based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                    YIELD = 2[(a-b/cd + 1)6-1]
     Where:
               a         =          dividends  and  interest  earned  during the
                                    period,  including  amortization  of  market
                                    premium or accretion of market discount
               b         =          expenses  accrued  for  the  period  (net of
                                    reimbursements)
               c         =          the   average   daily   number   of   shares
                                    outstanding  during  the  period  that  were
                                    entitled to receive dividends
               d         =          the maximum  offering price per share on the
                                    last day of the period


     The SEC yield for the 30-day period ended October 31, 1999 was 4.00%.


     Calculation of the Fund's yield does not take into account "Section 988 Transactions." (See "TAXES.")

     From time to time The Fund may advertise potential advantages of investing in foreign markets and may use these figures in an updated form. Past market results are no guarantee of future performance. Data are based on bonds with maturities of at least one year. Source: Salomon Brothers World Government Bond Index.

     Quotations of the Fund's performance are historical, show the performance of a hypothetical investment, and are not intended to indicate future performance. An investor's shares when redeemed may be worth more or less than their original cost. Performance of the Fund will vary based on changed in market conditions and the level of the Fund's expenses.

Comparison of Fund Performance

     In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. From time to time, in advertising and marketing literature, the Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations..

     From time to time, in marketing and other Fund literature, Directors and officers of the Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

     Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the Fund. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance for any of the countries in which the Fund invests.

     From time to time, in advertising and marketing literature, the Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations.

     From time to time, in marketing and other Fund literature, Directors and officers of the Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

     The Fund may be advertised as an investment choice in Scudder's college planning program. Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

     Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

     Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

     A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

     Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

     Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about these Funds.

                     ORGANIZATION OF THE FUND


     The Funds is a separate series of Global/International Fund, Inc., a Maryland corporation organized on May 15, 1986. The name of the Corporation was changed, effective May 29, 1998, from Scudder Global Fund, Inc. The Corporation currently consists of five series: Scudder Global Bond Fund, Scudder International Bond Fund, Scudder Global Fund, Global Discovery Fund and Scudder Emerging Markets Income Fund.

     The Board of Directors has subdivided the shares of Global Discovery Fund into four classes, namely, the Scudder Shares, Global Discovery Fund Kemper Class A, B and C shares. Although shareholders of different classes of a series have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.

     The authorized capital stock of the Corporation consists of 800 million shares with $0.01 par value, 300 million shares of which are allocated to Global Bond Fund and 200 million shares of which are allocated to International Bond Fund and 100 million shares each are allocated to Scudder Global Fund, Global Discovery Fund and Scudder Emerging Markets Growth Fund. Each share of each series of the Corporation has equal voting rights as to each other share of that series as to voting for directors, redemption, dividends and liquidation. Shareholders have one vote for each share held. The Directors have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. If a series were unable to meet its obligations, the remaining series should not have to assume the unsatisfied obligation of that series. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value at the option of the shareholder. Shares have no pre-emptive or conversion rights.

     Shares of the  Corporation  entitle  their  holders  to one vote per share;
however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

     The shares of the Corporation have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the directors if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors.

     The Directors, in their discretion, may authorize the division of shares of the Fund into different classes permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. .

     Maryland corporate law provides that a Director of the Corporation shall not be liable for actions taken in good faith, in a manner he or she reasonably believes to be in the best interests of the Corporation and with the care that an ordinarily prudent person in a like position would use under similar circumstances. In so acting, a Director shall be fully protected in relying in good faith upon the records of the Corporation and upon reports made to the Corporation by persons selected in good faith by the Directors as qualified to make such reports. The By-Laws provide that the Corporation will indemnify Directors and officers of the Corporation against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their positions with the Corporation, to the fullest extent permitted by Maryland corporate law as amended from time to time. However, nothing in the Articles of Incorporation or the By-Laws protects or indemnifies a Director or officer against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                        INVESTMENT ADVISER


     Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in the Adviser, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of the AdviserThe Adviser's name changed to Scudder Kemper Investments, Inc. On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

     Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

     The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations, as well as providing investment advice to over 280 open and closed-end mutual funds. The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. The Adviser's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which the Fund may invest, the conclusions and investment decisions of the Adviser with respect to the Fund are based primarily on the analyses of its own research department.

     Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.

     The present investment management agreements (the "Agreements") became effective September 7, 1998, were approved at a shareholder meeting held on December 15, 1998 and were most recently approved by the Directors on September 14, 1999.

     The Agreements will continue in effect until September 30, 2000 and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Directors who are not parties to such Agreements or interested persons of the Adviser or the Corporation, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Corporation's Directors or of a majority of the outstanding voting securities of the respective Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of their assignment.

     Under the Agreement, the Adviser regularly provides the Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objectives, policies and restrictions and determines what securities shall be purchased for the portfolio of the Fund, what portfolio securities shall be held or sold by the Fund, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Corporation's Articles of Incorporation and By-Laws, of the 1940 Act and the Code and to the Fund's investment objectives, policies and restrictions, and subject, further, to such policies and instructions as the Directors of the Corporation may from time to time establish. The Adviser also advises and assists the officers of the Corporation in taking such steps as are necessary or appropriate to carry out the decisions of its Directors and the appropriate committees of the Directors regarding the conduct of the business of the Corporation.

     Under the Agreement, the Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Directors and shareholders, supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodians, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues;

establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Directors.

     The Adviser pays the compensation and expenses (except those of attending Board and committee meetings outside New York, New York and Boston, Massachusetts) of all directors, officers and executive employees of the Corporation affiliated with the Adviser and makes available, without expense to the Fund, the services of such directors, officers and employees as may duly be elected officers, subject to their individual consent to serve and to any limitations imposed by law, and provides the Fund's office space and facilities.


     The Fund pays the Adviser an annual fee equal to 0.85% of the first $1 billion of average daily net assets and 0.80% of such assets in excess of $1 billion. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the fiscal years ended June 30, 1997, 1998 and 1999 the Adviser imposed a management fee amounting to $3,077,316, $1,444,303 and $1,070,886, respectively. The Adviser did not impose a portion of its management fee amounting to $110,285 for the fiscal year ended June 30, 1998. For the four months ended October 31, 1998, the Adviser did not impose a portion of its management fee amounting to $37,131, and the Adviser imposed a management fee amounting to $375,286. Total Fund operating expenses are contractually maintained at 1.50% until February 28, 2001. For the fiscal year ended October 31, 1999, the Adviser did not impose a portion of its management fee amounting to $166,835. Under the Agreement, the Fund is responsible for all of its other expenses including organization expenses; fees and expenses incurred in connection with membership in investment company organizations; broker's commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates or any other expenses, including clerical expenses of issue, redemption or repurchase of shares of capital stock; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of the Directors, officers and employees who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Corporation may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Directors with respect thereto. The custodian agreements provide that the custodian shall compute the Fund's net asset value. The Agreements expressly provide that the Adviser shall not be required to pay a pricing agent of the Fund for portfolio pricing services, if any.


     The Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder, Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Corporation, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Corporation's investment products and services.

     The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the relevant Fund in connection with matters to which the Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreements.

     Officers and employees of the Adviser from time to time may have transactions with various banks, including the Fund's custodian banks. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

     The Adviser may serve as Adviser to other funds with investment objectives and policies similar to those of the Fund that may have different distribution arrangements or expenses, which may affect performance.

     None of the officers or Directors may have dealings with the Fund as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of the Fund.

     The term Scudder Investments is the designation given to the services provided by Scudder Kemper Investments, Inc. and its affiliates to the Scudder Family of Funds.

     Pursuant to an Agreement between the Adviser and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.

Personal Investments by Employees of the Adviser

     Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


                      DIRECTORS AND OFFICERS

                                                                                                    Position with
                                                                                                    Underwriter,
Name, Age and                 Position                                                              Scudder Investor
Address                       with Corporation            Principal Occupation**                    Services Inc.
-------                       ----------------            ----------------------                    -------------
Nicholas Bratt                President, all series       Managing Director of Scudder              --
(50)++@                       except Scudder Global Fund  Kemper Investments, Inc.

William E.                    President, Scudder Global   Managing Director of Scudder              --
Holzer++@ (49)                Fund                        Kemper Investments, Inc.

Sheryle J.                    Director                    Chief Executive Officer and               --
Bolton (53)                                               Director, Scientific Learning
Scientific Learning                                       Corporation, Former President
Corporation                                               and Chief Operating Officer,
1995 University Ave.                                      Physicians Online, Inc.
Suite 400                                                 (electronic transmission of
San Francisco, CA 94704                                   clinical information for
                                                          physicians (1994-1995)

William T. Burgin (56)        Director                    General Partner, Bessemer                 --
83 Walnut Street                                          Venture Partners; General
Wellesley, MA 02181-2101                                  Partner, Deer & Company;
                                                          Director, Fort James
                                                          Corporation; Director, Galileo
                                                          Corporation; Director of
                                                          various privately held
                                                          companies

                                       43

                                                                                                    Position with
                                                                                                    Underwriter,
Name, Age and                 Position                                                              Scudder Investor
Address                       with Corporation            Principal Occupation**                    Services Inc.
-------                       ----------------            ----------------------                    -------------


Keith R. Fox (45)             Director                    Private Equity Investor, Exeter           --
10 East 53rd Street                                       Capital Management
New York, NY 10022                                        Corporation

William H. Luers (70)         Director                    Chairman and President of the             --
The United Nations                                        United Nations Association
Association of America                                    of America
801 Second Avenue                                         (organizer/researcher of U.N.-
New York, NY 10017                                        supporting entities);
                                                          Retired, President, The
                                                          Metropolitan Museum of Art
                                                          (1986 to 1999)

Kathryn L. Quirk*#++(46)      Director, Vice President    Managing Director of Scudder              Director, Senior Vice
                              and Assistant Secretary     Kemper Investments, Inc.                  President, Chief Legal
                                                                                                    Officer and Assistant
                                                                                                    Clerk

Joan E. Spero (55)            Director                    President, Doris Duke                     --
Doris Duke Charitable                                     Charitable Foundation(1997-
Foundation                                                present); Undersecretary of
650 Fifth Avenue                                          State for Economic, Business
19th Floor                                                and Agricultural Affairs
New York, NY 10128                                        (March 1993-January 1997)

Paul Bancroft III (69)        Honorary Director           Venture Capitalist and
79 Pine Lane                                              Consultant: Retired President,
Box 6639                                                  Chief Executive Officer and
Snowmass Village, CO                                      Director, Besemer Securities
81615                                                     Corporation

Thomas J. Devine (72)         Honorary Director           Consultant                                --
450 Park Avenue
New York, NY 10022

William H. Gleysteen, Jr.     Honorary Director           Consultant; Guest Scholar,                --
(72)                                                      Brookings Institution;
4937 Crescent Street                                      President, The Japan Society,
Bethesda, MD 20816                                        Inc. (1989-December 1995)


Robert G. Stone, Jr. (76)     Honorary Director           Chairman Emeritus and                     --
405 Lexington Avenue                                      Director, Kirby Corporation
New York, NY 10174                                        (inland and offshore marine
                                                          transportation and diesel
                                                          repairs)


                                       44

                                                                                                    Position with
                                                                                                    Underwriter,
Name, Age and                 Position                                                              Scudder Investor
Address                       with Corporation            Principal Occupation**                    Services Inc.
-------                       ----------------            ----------------------                    -------------

Jan C. Faller ( )+            Vice President              Vice President of  Scudder                --
                                                          Kemper Investments, Inc.

Ann M. McCreary++(43)         Vice President              Managing Director of Scudder              --
                                                          Kemper Investments, Inc.

Gerald J. Moran++ (59)        Vice President              Senior Vice President of                  --
                                                          Scudder Kemper Investments, Inc.

Isabel M. Saltzman+ (44)      Vice President              Managing Director of Scudder              --
                                                          Kemper Investments, Inc.

John R. Hebble+ (41)          Treasurer                   Senior Vice President of                  Assistant Treasurer
                                                          Scudder Kemper Investments,
                                                          Inc.

John Millette (37)+           Vice President and          Assistant Vice President of               --
                              Secretary                   Scudder Kemper Investments,
                                                          Inc. since September 1994;
                                                          previously employed by the
                                                          law firm Kaye, Scholer,
                                                          Fierman, Hays & Handler


Caroline Pearson+ (37)        Assistant Secretary         Senior Vice President of                  Clerk
                                                          Scudder Kemper Investments,
                                                          Inc.; Associate, Dechert Price
                                                          & Rhoads (law firm) 1989 -
                                                          1997


* Ms. Quirk is considered by the Corporation and its counsel to be a person who is an "interested person" of the Adviser or of the Corporation (as defined in the 1940 Act).

**   Unless  otherwise  stated,   all  the  Directors  and  officers  have  been
     associated with their respective companies for more than five years, but not necessarily in the same capacity.

# Ms. Quirk is a member of the Executive Committee, which may exercise the powers of the Directors when they are not in session.

+    Address: Two International Place, Boston, Massachusetts

++   Address: 345 Park Avenue, New York, New York

@ The President of a series shall have the status of Vice President of the Corporation.


     To the knowledge of the Corporation, as of January 31, 2000, all Directors and Officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities Exchange Act of 1934) less than 1% of the shares of International Bond Fund outstanding on such date.

     To the knowledge of the Corporation, as of January 31, 2000, 1,518,034 shares in the aggregate, 14.61% of the outstanding shares, of International Bond Fund, were held in the name of Charles Schwab & Co., Inc., 101 Montgomery

Street, San Francisco, CA 94104-4122, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.


     Except as stated above, to the knowledge of the Corporation, as of January 31, 2000, no person owned beneficially more than 5% of the Fund's outstanding shares.

     The Directors and officers also serve in similar capacities with respect to other Scudder funds.

                           REMUNERATION

Responsibilities of the Board - Board and Committee Meetings

     The Board of Directors is responsible for the general oversight of the Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Directors" have primary responsibility for assuring that the Fund is managed in the best interests of its shareholders.

     The Board of Directors meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Directors review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, the Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Fund's independent public accountants and by independent legal counsel selected by the Independent Directors.

     All the Independent Directors serve on the Committee on Independent Directors, which nominates Independent Directors and considers other related matters, and the Audit Committee, which selects the Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Directors from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

Compensation of Officers and Directors

     The Independent Directors receive the following compensation from the Funds of Global/International Fund, Inc.: an annual director's fee of $3,500; a fee of $325 for attendance at each board meeting, audit committee meeting or other meeting held for the purposes of considering arrangements between the Corporation on behalf of the Fund and the Adviser or any affiliate of the Adviser; $100 for all other committee meetings; and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Director for travel time to meetings, attendance at
directors'   educational  seminars  or  conferences,   service  on  industry  or
association committees, participation as speakers at directors' conferences or service on special director task forces or subcommittees. Independent Directors do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Directors have in the past and may in the future waive a portion of their compensation.

     The Independent Directors also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Director fee schedules. The following table shows the aggregate compensation received by each Independent Director during 1999 from the Corporation and from all of the Scudder funds as a group.

      Name                 Global/International Fund, Inc.     All Scudder Funds
      ----                 -------------------------------     -----------------

Paul Bancroft III, Director           $31,500                $159,991 (25 funds)

Sheryle J. Bolton, Director           $38,000                $179,860 (24 funds)

William T. Burgin, Director           $36,375                $160,325 (23 funds)

Keith R. Fox, Director                $36,375                $160,325 (23 funds)

William H. Gleysteen, Jr.            $   0.00                 $19,933@ (2 funds)
Honorary Director

William H. Luers, Director            $39,625                $212,596 (26 funds)

Joan E. Spero***                      $39,625                $175,275 (23 funds)


* Global/International Fund, Inc. consists of five funds: Scudder Global Fund, Scudder International Bond Fund, Scudder Global Bond Fund, Global Discovery Fund and Scudder Emerging Markets Income Fund.

*** Elected as Director of the Corporation in September 1998.

@ This amount does not reflect $6,208 in retirement benefits accrued as part of Fund Complex expenses, and $3,000, in estimated annual benefits payable upon retirement. Retirement benefits accrued and proposed are to be paid to Mr. Gleysteen as additional compensation for serving on the Board of The Japan Fund, Inc.

     Members of the Board of Directors who are employees of the Adviser or its affiliates receive no direct compensation from the Corporation, although they are compensated as employees of the Adviser, or its affiliates, as a result of which they may be deemed to participate in fees paid by the Fund.

                            DISTRIBUTOR

     The Corporation has an underwriting agreement with Scudder Investor Services, Inc., Two International Place, Boston, MA 02110 (the "Distributor"), a Massachusetts corporation, which is a wholly owned subsidiary of the Adviser, a Delaware corporation. The Corporation's underwriting agreement dated September 7, 1998 will remain in effect until September 30, 2000 and from year to year thereafter only if its continuance is approved annually by a majority of the Board of Directors who are not parties to such agreement or interested persons of any such party and either by a vote of a majority of the Directors or a majority of the outstanding voting securities of the Corporation. The Directors most recently approved the underwriting agreement on September 14, 1999.

     Under the principal underwriting agreement, the Corporation is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of the Fund's registration statement and prospectuses and any amendments and supplements thereto, the registration and qualification of shares for sale in the various states, including registering the Corporation as a broker/dealer in various states; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issue taxes or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives, the cost of wiring funds for share purchases and redemptions
(unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Corporation and the Distributor.

     The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of service representatives, a portion of the cost of computer terminals, and of any activity which is primarily intended to result in the sale of shares issued by the Corporation unless a Rule 12b-1 Plan is in effect which provides that the Fund shall bear some or all of such expenses.

   Note: Although the Fund currently has no 12b-1 Plan, the Fund would also pay those fees and expenses permitted to be paid or assumed by the Fund pursuant to a 12b-1 Plan, if any, adopted by the Fund, notwithstanding any other provision to the contrary in the underwriting agreement.

     As agent, the Distributor currently offers the Fund's shares on a continuous basis to investors in all states. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged the investor. The Distributor has made no firm commitment to acquire shares of the Corporation.

                               TAXES

      The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, or a predecessor statute and has qualified as such since its inception. It intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

      A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.


     If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).


     The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

      Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund.

      If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, that Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a proportionate share of federal income taxes paid by the Fund on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Fund shares by the difference between such reported gains and the shareholder's tax credit. If the Fund makes such an election, it may not be treated as having met the excise tax distribution requirement.

     Distributions   of  investment   company  taxable  income  are  taxable  to
shareholders as ordinary income.

      Dividends from domestic corporations are not expected to comprise a substantial part of the Fund's gross income. If any such dividends constitute a portion of the Fund's gross income, a portion of the income distributions of that Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or shares of the Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

      Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gains, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

      Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

     All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

      An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($52,000 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $52,000 and $62,000; $32,000 for a single individual, with a phase-out for adjusted gross income between $32,000 and $42,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,500 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

      Distributions by the Fund result in a reduction in the net asset value of that Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

      The Fund intends to qualify for and may make the election  permitted under
Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The Fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the Fund at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code except in the case of certain electing individual shareholders who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. In addition, if the Fund fails to satisfy these holding period requirements, it cannot elect under Section 853 to pass through to shareholders the ability to claim a deduction for the related foreign taxes.

     The Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares; any mark to market losses and any loss from an actual disposition of shares would be deductible as ordinary loss to the extent of any net mark to market gains included in income in prior years. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund level tax when distributed to shareholders as a dividend. Alternatively, the Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

      Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by the Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of the exercise of a put option, on the Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of any property in the Fund's portfolio similar to the property underlying the put option. If the Fund writes an option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If a call option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

      Positions of the Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes that Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the relevant Fund.

      Many futures and forward contracts entered into by the Fund and listed nonequity options written or purchased by the Fund (including options on debt securities, options on futures contracts, options on securities indices and options on currencies), will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income or loss.

     If the Fund writes a covered call option on portfolio stock, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If the option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

      Positions of the Fund which consist of at least one position not governed by Section 1256 and at least one futures or forward contract or nonequity option or other position governed by Section 1256 which substantially diminishes that Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of
Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Fund will monitor its transactions in options, foreign currency futures and forward contracts and may make certain tax elections in connection with these investments.

      Notwithstanding any of the foregoing, recent tax law changes may require the Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

      Similarly, if the Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time that Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.


      The Fund may make an election to mark to market its shares of these foreign investment companies, in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares; any mark-to-market losses and any loss from an actual disposition of stock would be deductible as ordinary losses to the extent of any net mark-to-market gains previously included in income in prior years. The effect of this election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to the Fund-level tax when distributed to shareholders as a dividend. Alternatively, the Fund may elect to include as income and gain their share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

      If the Fund holds zero coupon securities or other securities which are issued at a discount a portion of the difference between the issue price and the face value of such securities ("original issue discount") will be treated as income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the Fund level. In addition, if the Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

      The Fund will be required to report to the Internal Revenue Service all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

     Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares.

     The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

     Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

                      PORTFOLIO TRANSACTIONS

Brokerage Commissions

     Allocation of brokerage is supervised by the Adviser.

     The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

     The Fund's purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

     When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply research, market and statistical information to the Fund. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research, market or statistical information. The Adviser will not place orders with broker/dealers on the basis that the broker/dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

     To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker-dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Fund for this service.

     Although certain research, market and statistical information from broker/dealers may be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and the Adviser in connection with the Fund uses not all such information. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

     The Directors review from time to time whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

     For the fiscal years ended June 30, 1999, 1998 and 1997, The Fund paid no brokerage commissions.

Portfolio Turnover

     Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less.


     The Fund's portfolio turnover rate for each of the fiscal years ended June 30, 1999, 1998 and 1997 was 193.7%, 190.1% and 298.2%, respectively. For the four months ended October 31, 1998 it was 303.5% (annualized). Recent economic and market conditions necessitated more active trading, resulting in the higher portfolio turnover rates. A higher rate involves greater transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for the Fund's portfolio whenever necessary, in management's opinion, to meet the Fund's objectives.


                          NET ASSET VALUE

     The net asset value of shares of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

     An exchange-traded equity security is valued at its most recent sale price on the exchange it is traded as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. Lacking a Calculated Mean quotation the security is valued at the most recent bid quotation on such exchange as of the Value Time. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system will be valued at its most recent sale price on such system as of the Value Time. Lacking any sales, the security will be valued at the most recent bid quotation as of the Value Time. The value of an equity security not quoted on the Nasdaq system, but traded in another over-the-counter market, is its most recent sale price if there are any sales of such security on such market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean quotation for such security as of the Value Time. Lacking a Calculated Mean quotation the security is valued at the most recent bid quotation as of the Value Time.

     Debt securities, other than money market instruments, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments with an original maturity of sixty days or less maturing at par shall be valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

     An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

     If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

     If, in the opinion of the Fund's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

     Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                      ADDITIONAL INFORMATION

Experts

     The Financial highlights of the Fund included in the Fun'ds prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, independent accountants, and given on the authority of that firm as experts in accounting and auditing. PricewaterhouseCoopers LLP audits the financial statements of the Fund and provides other audit, tax, and related services.

Other Information

     Many of the investment changes in the Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Adviser in the light of the objectives and policies of the Fund, and such factors as its other portfolio holdings and tax considerations and should not be construed as recommendations for similar action by other investors.

     The CUSIP number of the Fund is 378947-30-3.

     The Fund has a fiscal year end of October 31.

     The law firm of Dechert Price & Rhoads is counsel for the Fund.

     The Corporation employs Brown Brothers Harriman and Co., 40 Water Street, Boston, Massachusetts 02109 as Custodian for the Fund. Brown Brothers Harriman and Co. have entered into agreements with foreign subcustodians approved by the Directors of the Corporation pursuant to Rule 17f-5 of the 1940 Act.

Scudder Fund Accounting Corporation

     Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, 02210-4103, a subsidiary of the Adviser, computes net asset value for the Fund. The Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.08% of the first $150 million of average net assets, 0.06% of such assets in excess of $150 million and 0.04% of such assets in excess of $1 billion.


     For the fiscal years ended June 30, 1997, 1998 and 1999, SFAC charged The Fund aggregate fees of $285,933, $154,342 and $114,645, respectively, of which $21,295 and $17,386 was unpaid on October 31, 1998 and 1999, respectively. For the four months ended October 31, 1998, the Fund incurred fees of $42,020.


Scudder Service Corporation

     Scudder Service Corporation ("SSC"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Fund. The Fund pays SSC an annual fee of $25.00 for each account maintained for a participant.


     For the fiscal year ended June 30, 1998, SSC charged The Fund aggregate fees of $462,449. For the four months ended October 31, 1998, and the fiscal year ended October 31, 1999, The Fund incurred fees of $119,561 and $315,573, respectively, of which $29,578 and $46,673 was unpaid at October 31, 1998 and 1999, respectively.


Scudder Trust Company

     Scudder Trust Company ("STC"), an affiliate of the Adviser, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Annual service fees are paid by the Fund to STC, Two International Place, Boston, Massachusetts 02110-4103 for such accounts. The Fund pays STC an annual fee of $29.00 per shareholder account.


     For the fiscal year ended June 30, 1998, the Fund incurred fees of $80,418. For the four months ended October 31, 1998, and the fiscal year ended October 31, 1999, The Fund incurred fees of $25,953 and $78,041, of which $6,499 and $18,815 was unpaid at October 31, 1998 and 1999, respectively.


     The Directors of the Corporation have considered the appropriateness of using this Statement of Additional Information for the Fund. There is a possibility that the Fund might become liable for any misstatement, inaccuracy, or incomplete disclosure in this Statement of Additional Information concerning the other Fund.

     The Fund, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

     The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Corporation has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

                       FINANCIAL STATEMENTS

     The financial statements, including the Investment Portfolio of The Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements, are incorporated by reference and attached hereto in the Annual Report to Shareholders of the Fund dated October 31, 1999, and are hereby deemed to be part of this Statement of Additional Information.

                             APPENDIX

     The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds.

Ratings of Municipal and Corporate Bonds

     S&P:

     Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Moody's:

     Bonds, which are rated Aaa, are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds, which are rated Aa, are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Bonds, which are rated Baa, are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds, which are rated Ba, are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds, which are rated B generally, lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Bonds, which are rated Caa, are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds, which are rated Ca, represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Item 23                        Exhibits:

                               a.       (1)      Articles of Amendment and Restatement, dated December 13, 1990, is incorporated by reference to Post-Effective Amendment No. 8 to the
                                                 Registration Statement.

                                        (2)      Articles of Amendment, dated December 29, 1997, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration
                                                 Statement.

                                        (3)      Articles of Amendment, dated May 29, 1998, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration
                                                 Statement.

                                        (4)      Articles Supplementary, dated February 14, 1991, is incorporated by reference to Post-Effective Amendment No. 9 to the Registration
                                                 Statement.

                                        (5)      Articles Supplementary, dated July 11, 1991, is incorporated by reference to Post-Effective Amendment No. 12 to the Registration
                                                 Statement.

                                        (6)      Articles Supplementary, dated November 24, 1992, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration
                                                 Statement.

                                        (7)      Articles Supplementary, dated October 20, 1993, is incorporated by reference to Post-Effective Amendment No. 19 to the Registration
                                                 Statement.

                                        (8)      Articles Supplementary, dated December 14, 1995, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration
                                                 Statement.

                                        (9)      Articles Supplementary, dated March 6, 1996, is incorporated by reference to Post-Effective Amendment No. 28 to the Registration
                                                 Statement.

                                        (10)     Articles Supplementary, dated April 15, 1998 is incorporated by reference to Post-Effective Amendment No. 34 to the Registration
                                                 Statement.

                               b.       (1)      By-Laws, dated May 15, 1986, are incorporated by reference to the original Registration Statement.

                                        (2)      Amendment, dated May 4, 1987, to the By-Laws is incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                                 Statement.

                                        (3)      Amendment to the By-Laws, dated September 14, 1987, is
                                                 incorporated by reference to Post-Effective Amendment No. 5 to the
                                                 Registration Statement.

                                        (4)      Amendment to the By-Laws, dated July 27, 1988, is incorporated

                                       3

                                                 by reference to Post-Effective Amendment No. 5 to the Registration
                                                 Statement.

                                        (5)      Amendment to the By-Laws, dated September 15, 1989, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration
                                                 Statement.

                                        (6)      Amended and Restated By-Laws, dated March 4, 1991, are
                                                 incorporated by reference to Post-Effective Amendment No. 12 to the
                                                 Registration Statement.

                                        (7)      Amendment to the By-Laws, dated September 20, 1991, is incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                                                 Statement.

                                        (8)      Amendment to the By-Laws, dated December 12, 1991, is incorporated by reference to  Post-Effective Amendment No. 23 to the
                                                 Registration Statement.

                                        (9)      Amendment to the By-Laws, dated October 1, 1996, is incorporated by reference to Post-Effective Amendment No. 27 to the Registration
                                                 Statement.

                                        (10)     Amendment to the By-Laws, dated December 3, 1997, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration
                                                 Statement.

                                        (11)     Amendent to the By-Laws, dated February 7, 2000; filed herein.

                               c.       (1)      Specimen Share Certificate representing shares of capital stock of
                                                 $.01 par value of Scudder Global Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

                                        (2)      Specimen Share Certificate representing shares of capital stock of
                                                 $.01 par value of Scudder International Bond Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration
                                                 Statement.

                               d.       (1)      Investment Management Agreement between the Registrant (on behalf of Scudder Global Fund) and Scudder Kemper Investments, Inc. dated
                                                 September 7, 1998 is incorporated by reference to Post-Effective
                                                 Amendment No. 36 to the Registration Statement.

                                        (2)      Investment Management Agreement between the Registrant (on behalf of Scudder International Bond Fund) and Scudder Kemper Investments,
                                                 Inc., dated September 7, 1998, is incorporated by reference to
                                                 Post-Effective Amendment No. 36 to the Registration Statement.

                                        (3)      Investment Management Agreement between the Registrant (on behalf of Scudder Global Bond Fund) and Scudder Kemper Investments, Inc.,
                                                 dated September 7, 1998, is incorporated by reference to
                                                 Post-Effective Amendment No. 36 to the Registration Statement.

                                       4

                                        (4)      Investment Management Agreement between the Registrant (on behalf of Scudder Global Discovery Fund) and Scudder Kemper Investments,
                                                 Inc., dated September 7, 1998, is incorporated by reference to Post
                                                 Effective Amendment No. 36 to the Registration Statement.

                                        (5)      Investment Management Agreement between the Registrant (on behalf of Scudder Emerging Markets Income Fund) and Scudder Kemper
                                                 Investments, Inc., dated September 7, 1998 is incorporated by reference to Post-Effective Amendment No. 36 to the Registration
                                                 Statement.

                               e.       (1)      Underwriting Agreement between the Registrant and Scudder Investor
                                                 Services, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 36 to the Registration
                                                 Statement.

                                        (2)      Underwriting and Distribution Services Agreement between the
                                                 Registrant  (on behalf of Global Discovery Fund) and Kemper
                                                 Distributors, Inc., dated August 6, 1998 incorporated by reference to Post Effective Amendment 36 to the Registration Statement.

                                        (3)      Underwriting and Distribution Services Agreement between the
                                                 Registrant, (on behalf of Global Discovery Fund) and Kemper
                                                 Distributors, Inc., dated September 7, 1998, is incorporated by reference to Post Effective Amendment No. 37 to the Registration
                                                 Statement.

                               f.                Inapplicable.

                               g.       (1)      Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated July 24, 1986, is incorporated by reference to Post-Effective Amendment No. 1 to the Registration
                                                 Statement.

                                        (2)      Fee schedule for Exhibit (g)(1) is incorporated by reference to
                                                 Post-Effective Amendment No. 4 to the Registration Statement.

                                        (3)      Custodian Agreement between the Registrant (on behalf of Scudder
                                                 International Bond Fund) and Brown Brothers Harriman & Co., dated
                                                 July 1, 1988, is incorporated by reference to Post-Effective
                                                 Amendment No. 5 to the Registration Statement.

                                        (4)      Fee schedule for Exhibit 8(g)(3) is incorporated by reference to
                                                 Post-Effective Amendment No. 5 to the Registration Statement.

                                        (5)      Amendment, dated September 16, 1988, to the Custodian Contract between the Registrant and State Street Bank and Trust Company
                                                 dated July 24, 1986 is Incorporated by reference to Post-Effective
                                                 Amendment No. 6 to the Registration Statement.

                                        (6)      Amendment, dated December 7, 1988, to the Custodian Contract between the Registrant and State Street Bank and Trust Company
                                                 dated July 24, 1986 is incorporated by reference to Post-Effective
                                                 Amendment No. 6 to the Registration Statement.

                                       5

                                        (7)      Amendment, dated November 30, 1990, to the Custodian Contract between the Registrant and State Street Bank and Trust Company,
                                                 dated July 24, 1986, is incorporated by reference to Post-Effective
                                                 Amendment No. 10 to the Registration Statement.

                                        (8)      Custodian Agreement between the Registrant (on behalf of Scudder
                                                 Short Term Global Income Fund) and Brown Brothers Harriman & Co.,
                                                 dated February 28, 1991, is incorporated by reference to
                                                 Post-Effective Amendment No. 15 to the Registration Statement.

                                        (9)      Custodian Agreement between the Registrant (on behalf of Scudder
                                                 Global Small Company Fund) and Brown Brothers Harriman & Co., dated
                                                 August 30, 1991, is incorporated by reference to Post-Effective
                                                 Amendment No. 16 to the Registration Statement.

                                        (10)     Custodian Agreement between the Registrant (on behalf of Scudder
                                                 Emerging Markets Income Fund) and Brown Brothers Harriman & Co.,
                                                 dated December 31, 1993, is incorporated by reference to
                                                 Post-Effective Amendment No. 23 to the Registration Statement.

                                        (11)     Amendment  (on behalf of Scudder Global Fund) dated October 3, 1995 to the Custodian Agreement between the Registrant and Brown
                                                 Brothers Harriman & Co., dated March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 24 to the Registration
                                                 Statement.

                                        (12)     Amendment, dated September 29, 1997, to the Custodian Contract between the Registrant and Brown Brothers Harriman & Co. dated,
                                                 March 7, 1995, is incorporated by reference to Post-Effective
                                                 Amendment No. 32 to the Registration Statement.

                                        (13)     Amendment (on behalf of Scudder International Bond Fund), dated
                                                 April 16, 1998, to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 34 to the
                                                 Registration Statement.

                                        (14)     Amendment (on behalf of Scudder Global Discovery Fund), dated April
                                                 16, 1998, to the Custodian Agreement between the Registrant and
                                                 Brown Brothers Harriman & Co., dated March 7, 1998, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration
                                                 Statement.

                                        (15)     Amendment (on behalf of Scudder Emerging Markets Income Fund), dated June 17, 1998, to the Custodian Agreement between the
                                                 Registrant and Brown Brothers Harriman & Co., dated March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

                               h.       (1)      Transfer Agency and Service Agreement between the Registrant and
                                                 Scudder Service Corporation, dated October 2, 1989, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration
                                                 Statement.

                                       6

                                        (2)      Revised fee schedule dated October 1, 1996 for Exhibit 9(a)(1) is incorporated by reference to Post-Effective Amendment No. 28 to the
                                                 Registration Statement.

                                        (3)      Agency agreement between the Registrant, (on behalf of Global
                                                 Discovery Fund) and Kemper Service Company, dated April 16,1998, is incorporated by reference to Post-Effective Amendment No. 35 to the
                                                 Registration Statement.

                                        (4)      COMPASS Service Agreement between Scudder Trust Company and the
                                                 Registrant, dated October 1, 1995, is incorporated by reference to
                                                 Post-Effective Amendment No. 26 to the Registration Statement.

                                        (5)      Revised fee schedule, dated October 1, 1996, for Exhibit 9(b)(4) is incorporated by reference to Post-Effective Amendment No. 28 to the
                                                 Registration Statement.

                                        (6)      Shareholder Services Agreement with Charles Schwab & Co., Inc., dated June 1, 1990, is incorporated by reference to Post-Effective
                                                 Amendment No. 7 to the Registration Statement.

                                        (7)      Service Agreement between Copeland Associates, Inc. and Scudder
                                                 Service Corporation (on behalf of Scudder Global Fund and Scudder
                                                 Global Small Company Fund), dated June 8, 1995, is incorporated by reference to Post-Effective Amendment No. 24 to the Registration
                                                 Statement.

                                        (8)      Administrative Services Agreement between McGladvey & Pullen, Inc.
                                                 and the Registrant, dated September 30, 1995, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration
                                                 Statement.

                                        (9)      Administrative Services Agreement between the Registrant (on behalf of Global Discovery Fund) and Kemper Distributors, Inc., dated
                                                 April 16, 1998, is incorporated by reference to Post-Effective
                                                 Amendment No. 34 to the Registration Statement.

                                        (10)     Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Global Fund) and Scudder Fund Accounting
                                                 Corporation, dated March 14, 1995, is incorporated by reference to
                                                 Post-Effective Amendment No. 24 to the Registration Statement.

                                        (11)     Fund Accounting Services Agreement between the Registrant (on behalf of Scudder International Bond Fund) and Scudder Fund
                                                 Accounting Corporation, dated August 3, 1995, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration
                                                 Statement.

                                        (12)     Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Global Small Company Fund) and Scudder Fund
                                                 Accounting Corporation, dated June 15, 1995, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration
                                                 Statement.

                                       7

                                        (13)     Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Global Bond Fund (formerly Scudder Short Term
                                                 Global Income Fund)) and Scudder Fund Accounting Corporation, dated
                                                 November 29, 1995, is incorporated by reference to Post-Effective
                                                 Amendment No. 26 to the Registration Statement.

                                        (14)     Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Emerging Markets Income Fund) and Scudder Fund
                                                 Accounting Corporation, dated February 1, 1996, is incorporated by reference to Post-Effective Amendment No. 27 to the Registration
                                                 Statement.

                               i                 Opinion of Counsel; filed herein.

                               j.                Report of Independent Accountants; filed herein.

                               k.                Inapplicable.

                               l.                Inapplicable.

                               m.       (1)      Amended and Restated Rule 12b-1 Plan for Global Discovery Fund
                                                 Class B Shares, dated August 6, 1998, is incorporated by reference to Post Effective Amendment No. 36 to the Registration Statement.

                                        (2)      Amended and Restated Rule 12b-1 Plan for Global Discovery Fund
                                                 Class C Shares dated August 6, 1998 is incorporated by reference to
                                                 Post Effective Amendment No. 36 to the Registration Statement.

                               n.                Inapplicable.

                               o.                Mutual Funds Multi-Distribution System Plan pursuant to Rule
                                                 18f-3 is incorporated by reference to Post-Effective Amendment No.
                                                 33 to the Registration Statement.

Item 24.          Persons Controlled by or under Common Control with Registrant
--------          -------------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's Directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent error or accidental omission in the scope of their duties.

         Article Tenth of Registrant's Articles of Incorporation state as follows:

TENTH:            Liability and Indemnification
------            -----------------------------

         To the fullest extent permitted by the Maryland General Corporation Law and the Investment Company Act of 1940, no director or officer of the Corporation shall be liable to the Corporation or to its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. No amendment to these Articles of Amendment and Restatement or repeal of any of its provisions shall limit or eliminate the benefits provided to directors and officers under this provision with respect to any act or omission which occurred prior to such amendment or repeal.

         The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required by Maryland law, including Section 2-418 of the Maryland General Corporation Law, as may be amended from time to time, and the Investment Company Act of 1940. The By-laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled.

         The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability.

         The rights provided to any person by this Article shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Amendment and Restatement shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

         Nothing in these Articles of Amendment and Restatement shall be deemed to (i) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission under those Acts or (ii) protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or her duties or by reason of his or her reckless disregard of his or her obligations and duties hereunder.

Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##

                                       9

                           Director, ZKI Holding Corporation xx

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Financial Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Director and Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg,
                     R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman,
                     British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 27.

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Mary Elizabeth Beams              Vice President                          None
         Two International Place
         Boston, MA 02110

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111

                                       12

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         James J. McGovern                 Chief Financial Officer                 None
         345 Park Avenue
         New York, NY  10154

         Lorie C. O'Malley                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President, Chief  Director, Vice President
         345 Park Avenue                   Legal Officer and Assistant Clerk       and Assistant Secretary
         New York, NY  10154

         Robert A. Rudell                  Director and Vice President             None
         Two International Place
         Boston, MA 02110

         William M. Thomas                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         Sydney S. Tucker                  Vice President                          None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President and Chief Compliance     None
         Two International Place           Officer
         Boston, MA  02110

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage             Other
                 Underwriter             Commissions       and Repurchases       Commissions        Compensation
                 -----------             -----------       ---------------       -----------        ------------

               Scudder Investor              None                None                None               None
                Services, Inc.

         (d)

         Kemper Distributors, Inc. acts as principal underwriters of the Registrant's shares (on behalf of Global Discovery Fund - Class A, Class B and Class C Shares) and acts as principal underwriters of the Kemper Funds.

         (e)

         (1)                               (2)                                                     (3)

         Name and Principal                Position and Offices with                               Positions and
         Business Address                  Scudder Investor Services, Inc.                         Offices with Registrant
         ----------------                  -------------------------------                         -----------------------


         James L. Greenawalt               President                                               None

         Thomas W.Littauer                 Director, Chief Executive Officer                       None

         Kathryn L. Quirk                  Director, Secretary, Chief Legal Officer & Vice         Vice President
                                           President

         James J. McGovern                 Chief Financial Officer & Vice President                None

         Linda J. Wondrack                 Vice President & Chief Compliance Officer               None

         Paula Gaccione                    Vice President                                          None

         Michael E. Harrington             Vice President                                          None

         Robert A. Rudell                  Vice President                                          None

         William M. Thomas                 Vice President                                          None

         Elizabeth C. Werth                Vice President                                          None

         Todd N. Gierke                    Vice President                                          None

         Phillip J. Collora                Assistant Secretary                                     None

         Paul J. Elmlinger                 Assistant Secretary                                     None

         Diane E. Ratekin                  Assistant Secretary                                     None

         Mark S. Casady                    Director, Vice Chairman                                 None

         Stephen R. Beckwith               Director                                                None

Item 28.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY 10154. Records relating to the duties of the Registrant's custodian (on behalf of Scudder Global Fund) are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's custodian (on behalf of Scudder International Bond Fund, Scudder Short Term Global Income Fund, Scudder Global Small Company Fund and Scudder Emerging Markets Income
                  Fund) are maintained by Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  None.

                                   SIGNATURES
                                   ----------


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 25th day of February, 2000.

                                                 GLOBAL/INTERNATIONAL FUND, INC.



                                                 By /s/John Millette
                                                    -------------------
                                                 John Millette
                                                 Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/Lynn Birdsong
--------------------------------------
Lynn Birdsong*                              Chairman of the Board and Director           February 25, 2000


/s/Paul Bancroft III
--------------------------------------
Paul Bancroft III*                          Director                                     February 25, 2000


/s/Sheryle J. Bolton
--------------------------------------
Sheryle J. Bolton*                          Director                                     February 25, 2000


/s/William T. Burgin
--------------------------------------
William T. Burgin*                          Director                                     February 25, 2000


/s/Keith R. Fox
--------------------------------------
Keith R. Fox*                               Director                                     February 25, 2000


/s/William H. Luers
--------------------------------------
William H. Luers*                           Director                                     February 25, 2000


/s/Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Director                                     February 25, 2000


/s/Joan E. Spero
--------------------------------------
Joan E. Spero*                              Director                                     February 25, 2000



SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/John R. Hebble
-----------------------------
John R. Hebble                              Treasurer (Chief Financial Officer)          February 25, 2000




*By:     /s/John Millette
         ------------------------------
         John Millette

         Attorney-in-fact, pursuant to powers of
         attorney included with the signature pages of Post-Effective Amendment No. 39 to the
         Registration Statement, filed October 12,
         1999.

                                                               File No. 33-5724
                                                               File No. 811-4670


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 43
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 46
                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                         GLOBAL/INTERNATIONAL FUND, INC.

                         GLOBAL/INTERNATIONAL FUND, INC.

                                  Exhibit Index


                                  Exhibit (b)(11)
                                  Exhibit (i)
                                  Exhibit (j)



                                       2